UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 to September 30, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Floating Rate Fund Class A - IFRAX

Voya Floating Rate Fund Class C - IFRCX

Voya Floating Rate Fund Class I - IFRIX

Voya Floating Rate Fund Class R - IFRRX

Voya Floating Rate Fund Class W - IFRWX

Voya GNMA Income Fund Class A - LEXNX

Voya GNMA Income Fund Class C - LEGNX

Voya GNMA Income Fund Class I - LEINX

Voya GNMA Income Fund Class R6 - VGMBX

Voya GNMA Income Fund Class W - IGMWX

Voya Government Money Market Fund Class A - VYAXX

Voya Government Money Market Fund Class C - VYBXX

Voya Government Money Market Fund Class I - VYCXX

Voya Government Money Market Fund Class R6 - VYHXX

Voya Government Money Market Fund Class W - VYGXX

Voya High Yield Bond Fund Class A - IHYAX

Voya High Yield Bond Fund Class C - IMYCX

Voya High Yield Bond Fund Class I - IHYIX

Voya High Yield Bond Fund Class R - IRSTX

Voya High Yield Bond Fund Class R6 - VHYRX

Voya High Yield Bond Fund Class W - IHYWX

Voya Intermediate Bond Fund Class A - IIBAX

Voya Intermediate Bond Fund Class C - IICCX

Voya Intermediate Bond Fund Class I - IICIX

Voya Intermediate Bond Fund Class R - IIBOX

Voya Intermediate Bond Fund Class R6 - IIBZX

Voya Intermediate Bond Fund Class W - IIBWX

Voya Short Duration Bond Fund Class A - IASBX

Voya Short Duration Bond Fund Class C - ICSBX

Voya Short Duration Bond Fund Class I - IISBX

Voya Short Duration Bond Fund Class R - VSTRX

Voya Short Duration Bond Fund Class R6 - IGZAX

Voya Short Duration Bond Fund Class W - IWSBX

Voya Short Duration High Income Fund Class A - VVJBX

Voya Short Duration High Income Fund Class C - VVJGX

Voya Short Duration High Income Fund Class I - VVJCX

Voya Short Duration High Income Fund Class R6 - VVJDX

Voya Strategic Income Opportunities Fund Class A - ISIAX

Voya Strategic Income Opportunities Fund Class C - ISICX

Voya Strategic Income Opportunities Fund Class I - IISIX

Voya Strategic Income Opportunities Fund Class R - ISIRX

Voya Strategic Income Opportunities Fund Class R6 - VSIRX

Voya Strategic Income Opportunities Fund Class W - ISIWX

Voya VACS Series HYB Fund Portfolio - VVITX

Voya Floating Rate Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: IFRAX

This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$48	0.94%

Fund Statistics

  Total Net Assets$215,284,613
  # of Portfolio Holdings390
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

Investment Type Allocation

Loans
96.4%
Corporate Bonds/Notes
6.7%
Common Stock
0.1%
Preferred Stock
0.0%
Liabilities in Excess of Other Assets
(3.2)%
-20%
0%
20%
40%
60%
80%
100%

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Floating Rate Fund

Class A: IFRAX

92913L791-SAR

Voya Floating Rate Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: IFRCX

This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$86	1.69%

Fund Statistics

  Total Net Assets$215,284,613
  # of Portfolio Holdings390
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Floating Rate Fund

Class C: IFRCX

92913L817-SAR

Voya Floating Rate Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: IFRIX

This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.69%

Fund Statistics

  Total Net Assets$215,284,613
  # of Portfolio Holdings390
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Floating Rate Fund

Class I: IFRIX

92913L825-SAR

Voya Floating Rate Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R: IFRRX

This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$61	1.19%

Fund Statistics

  Total Net Assets$215,284,613
  # of Portfolio Holdings390
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Floating Rate Fund

Class R: IFRRX

92913L841-SAR

Voya Floating Rate Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: IFRWX

This semi-annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$35	0.69%

Fund Statistics

  Total Net Assets$215,284,613
  # of Portfolio Holdings390
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Focus Financial Partners LLC, 08/08/31	0.9%
Acrisure LLC, 8.211%, 11/06/30	0.7%
Broadstreet Partners Inc, 8.095%, 06/16/31	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
Peraton Corp, 8.953%, 02/01/28	0.7%
AssuredPartners Inc., 8.345%, 02/14/31	0.6%
UKG Inc, 8.555%, 02/10/31	0.6%
Great Outdoors Group LLC, 9.110%, 03/06/28	0.6%
Medline Borrower LP, 7.595%, 10/23/28	0.6%
AthenaHealth Group Inc, 8.497%, 02/15/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(3.2)%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	96.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Floating Rate Fund

Class W: IFRWX

92913L833-SAR

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: LEXNX

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$43	0.84%

Fund Statistics

  Total Net Assets$1,256,593,383
  # of Portfolio Holdings850
  Portfolio Turnover Rate238%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

Investment Type Allocation

U.S. Government Agency Obligations
78.5%
Collateralized Mortgage Obligations
43.3%
Commercial Mortgage-Backed Securities
3.4%
U.S. Treasury Obligations
1.6%
Asset-Backed Securities
0.1%
Liabilities in Excess of Other Assets
(26.9)%
-40%
-20%
0%
20%
40%
60%
80%

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya GNMA Income Fund

Class A: LEXNX

92913L692-SAR

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: LEGNX

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$82	1.59%

Fund Statistics

  Total Net Assets$1,256,593,383
  # of Portfolio Holdings850
  Portfolio Turnover Rate238%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya GNMA Income Fund

Class C: LEGNX

92913L726-SAR

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: LEINX

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$28	0.54%

Fund Statistics

  Total Net Assets$1,256,593,383
  # of Portfolio Holdings850
  Portfolio Turnover Rate238%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya GNMA Income Fund

Class I: LEINX

92913L734-SAR

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VGMBX

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$26	0.50%

Fund Statistics

  Total Net Assets$1,256,593,383
  # of Portfolio Holdings850
  Portfolio Turnover Rate238%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya GNMA Income Fund

Class R6: VGMBX

92913L577-SAR

Voya GNMA Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: IGMWX

This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$31	0.59%

Fund Statistics

  Total Net Assets$1,256,593,383
  # of Portfolio Holdings850
  Portfolio Turnover Rate238%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 10/20/54	8.6%
Ginnie Mae, 5.000%, 10/20/54	6.8%
Ginnie Mae, 3.500%, 10/20/54	5.8%
Ginnie Mae, 2.000%, 03/20/52	3.9%
Ginnie Mae, 2.500%, 10/20/51	2.7%
Ginnie Mae, 4.500%, 10/20/54	2.4%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.1%
Ginnie Mae, 2.500%, 11/20/51	2.0%
Ginnie Mae, 2.500%, 09/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(26.9)%
Asset-Backed Securities	0.1%
U.S. Treasury Obligations	1.6%
Commercial Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	43.3%
U.S. Government Agency Obligations	78.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya GNMA Income Fund

Class W: IGMWX

92913L767-SAR

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: VYAXX

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$18	0.35%

Fund Statistics

  Total Net Assets$384,025,662
  # of Portfolio Holdings29

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Money Market Fund

Class A: VYAXX

92913L379-SAR

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: VYBXX

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$68	1.35%

Fund Statistics

  Total Net Assets$384,025,662
  # of Portfolio Holdings29

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Money Market Fund

Class C: VYBXX

92913L361-SAR

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: VYCXX

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$384,025,662
  # of Portfolio Holdings29

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Money Market Fund

Class I: VYCXX

92913L353-SAR

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VYHXX

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of June 11, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$11	0.35%
Footnote	Description
Footnote*	Expenses are for the period from June 11, 2024, commencement of operations, to September 30, 2024. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$384,025,662
  # of Portfolio Holdings29

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Money Market Fund

Class R6: VYHXX

92913L213-SAR

Voya Government Money Market Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: VYGXX

This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$18	0.35%

Fund Statistics

  Total Net Assets$384,025,662
  # of Portfolio Holdings29

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(4.6)%
Mutual Funds	9.1%
U.S. Treasury Repurchase Agreements	17.0%
U.S. Government Agency Debt	37.6%
U.S. Treasury Debt	40.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Money Market Fund

Class W: VYGXX

92913L320-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: IHYAX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$52	1.01%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Corporate Bonds/Notes
94.2%
Bank Loans
3.8%
Assets in Excess of Other Liabilities
2.0%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class A: IHYAX

92913L627-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: IMYCX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$91	1.76%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class C: IMYCX

92913L643-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: IHYIX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.68%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class I: IHYIX

92913L783-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R: IRSTX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	1.26%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class R: IRSTX

92913L544-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VHYRX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$32	0.62%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class R6: VHYRX

92913L528-SAR

Voya High Yield Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: IHYWX

This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$39	0.76%

Fund Statistics

  Total Net Assets$420,795,566
  # of Portfolio Holdings370
  Portfolio Turnover Rate40%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
HUB International Ltd, 8.255%, 06/20/30	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Carvana Co., 12.000%, 12/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
CHS/Community Health Systems, Inc., 5.250%, 05/15/30	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.0%
Bank Loans	3.8%
Corporate Bonds/Notes	94.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Bond Fund

Class W: IHYWX

92913L866-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: IIBAX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.70%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Corporate Bonds/Notes
29.2%
U.S. Government Agency Obligations
20.8%
Collateralized Mortgage Obligations
15.0%
Asset-Backed Securities
11.9%
Commercial Mortgage-Backed Securities
9.8%
U.S. Treasury Obligations
8.8%
Sovereign Bonds
0.8%
Assets in Excess of Other Liabilities
3.7%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class A: IIBAX

92913L650-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: IICCX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$74	1.45%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class C: IICCX

92913L676-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: IICIX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class I: IICIX

92913L684-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R: IIBOX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$49	0.95%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class R: IIBOX

92913L742-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: IIBZX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$16	0.30%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class R6: IIBZX

92913L569-SAR

Voya Intermediate Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: IIBWX

This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$23	0.45%

Fund Statistics

  Total Net Assets$9,356,389,267
  # of Portfolio Holdings2,364
  Portfolio Turnover Rate77%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.125%, 08/15/44	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.3%
United States Treasury Notes, 4.350%, 05/15/54	1.2%
United States Treasury Notes, 3.625%, 09/15/27	1.2%
Ginnie Mae, 4.500%, 07/20/53	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
United States Treasury Notes, 3.500%, 09/30/26	0.7%
Uniform Mortgage-Backed Securities, 3.000%, 05/01/52	0.6%
Uniform Mortgage-Backed Securities, 2.000%, 05/01/51	0.6%
Uniform Mortgage-Backed Securities, 5.500%, 06/01/53	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Sovereign Bonds	0.8%
U.S. Treasury Obligations	8.8%
Commercial Mortgage-Backed Securities	9.8%
Asset-Backed Securities	11.9%
Collateralized Mortgage Obligations	15.0%
U.S. Government Agency Obligations	20.8%
Corporate Bonds/Notes	29.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Intermediate Bond Fund

Class W: IIBWX

92913L775-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: IASBX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$33	0.64%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Corporate Bonds/Notes
41.0%
U.S. Treasury Obligations
21.3%
Asset-Backed Securities
15.8%
Commercial Mortgage-Backed Securities
9.1%
Collateralized Mortgage Obligations
5.7%
U.S. Government Agency Obligations
0.0%
Assets in Excess of Other Liabilities
7.1%
0%
10%
20%
30%
40%
50%

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class A: IASBX

92913L502-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: ICSBX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$71	1.39%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class C: ICSBX

92913L403-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: IISBX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.35%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class I: IISBX

92913L304-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R: VSTRX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$45	0.89%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class R: VSTRX

92913L205-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: IGZAX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$15	0.30%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class R6: IGZAX

92913L551-SAR

Voya Short Duration Bond Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: IWSBX

This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$20	0.39%

Fund Statistics

  Total Net Assets$619,038,142
  # of Portfolio Holdings640
  Portfolio Turnover Rate121%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.625%, 09/15/27	15.4%
United States Treasury Notes, 2.000%, 08/15/25	4.7%
United States Treasury Notes, 3.500%, 09/30/26	0.9%
Freddie Mac REMIC Trust - Class FA, 6.007%, 04/15/36	0.8%
Freddie Mac Strips - Class F43, 6.080%, 10/25/53	0.7%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.342%, 10/15/39	0.6%
BRSP Ltd. - Class B, 6.979%, 08/19/38	0.6%
Freddie Mac Strips - Class F44, 6.280%, 10/25/53	0.6%
OHA Credit Partners XIII Ltd. - Class A1R2, 6.459%, 10/21/37	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.1%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	9.1%
Asset-Backed Securities	15.8%
U.S. Treasury Obligations	21.3%
Corporate Bonds/Notes	41.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration Bond Fund

Class W: IWSBX

92913L106-SAR

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: VVJBX

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$43	0.83%

Fund Statistics

  Total Net Assets$183,968,656
  # of Portfolio Holdings100
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

Investment Type Allocation

Corporate Bonds/Notes
88.8%
Bank Loans
10.2%
Assets in Excess of Other Liabilities
1.0%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration High Income Fund

Class A: VVJBX

92913L254-SAR

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: VVJGX

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$81	1.58%

Fund Statistics

  Total Net Assets$183,968,656
  # of Portfolio Holdings100
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration High Income Fund

Class C: VVJGX

92913L221-SAR

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: VVJCX

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$183,968,656
  # of Portfolio Holdings100
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration High Income Fund

Class I: VVJCX

92913L247-SAR

Voya Short Duration High Income Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VVJDX

This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$30	0.57%

Fund Statistics

  Total Net Assets$183,968,656
  # of Portfolio Holdings100
  Portfolio Turnover Rate39%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	3.6%
Asurion, LLC, 8.840%, 01/20/29	3.5%
Uber Technologies, Inc., 8.000%, 11/01/26	3.0%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/29	2.6%
LD Holdings Group LLC, 6.125%, 04/01/28	2.6%
Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	2.6%
Freedom Mortgage Holdings LLC, 9.250%, 02/01/29	2.4%
Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/27	2.4%
Sunnova Energy Corp., 11.750%, 10/01/28	2.3%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	1.0%
Bank Loans	10.2%
Corporate Bonds/Notes	88.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Short Duration High Income Fund

Class R6: VVJDX

92913L239-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class A: ISIAX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.86%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Collateralized Mortgage Obligations
26.2%
Corporate Bonds/Notes
20.2%
Commercial Mortgage-Backed Securities
18.3%
Asset-Backed Securities
13.3%
Bank Loans
7.0%
U.S. Government Agency Obligations
3.5%
Sovereign Bonds
1.3%
U.S. Treasury Obligations
0.6%
Preferred Stock
0.0%
Common Stock
0.0%
Assets in Excess of Other Liabilities
9.6%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class A: ISIAX

92913L700-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class C: ISICX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$82	1.61%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class C: ISICX

92913L601-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class I: IISIX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.63%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class I: IISIX

92913L874-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R: ISIRX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$57	1.11%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class R: ISIRX

92913L882-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class R6: VSIRX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$28	0.55%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class R6: VSIRX

92913L536-SAR

Voya Strategic Income Opportunities Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Class W: ISIWX

This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$31	0.61%

Fund Statistics

  Total Net Assets$2,048,194,077
  # of Portfolio Holdings1,624
  Portfolio Turnover Rate163%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.000%, 10/20/54	1.3%
Uniform Mortgage-Backed Securities, 5.500%, 11/01/54	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%
United States Treasury Notes, 3.875%, 08/15/34	0.5%
GS Mortgage Securities Corp. Trust - Class B, 6.861%, 11/15/36	0.5%
Ginnie Mae - Class S, 1.770%, 04/20/53	0.5%
Uniform Mortgage-Backed Securities, 5.500%, 10/01/54	0.5%
Goldman Sachs Group, Inc., 5.727%, 04/25/30	0.4%
Wells Fargo & Co., 5.707%, 04/22/28	0.4%
Morgan Stanley, 5.652%, 04/13/28	0.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	9.6%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	0.6%
Sovereign Bonds	1.3%
U.S. Government Agency Obligations	3.5%
Bank Loans	7.0%
Asset-Backed Securities	13.3%
Commercial Mortgage-Backed Securities	18.3%
Corporate Bonds/Notes	20.2%
Collateralized Mortgage Obligations	26.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Strategic Income Opportunities Fund

Class W: ISIWX

92913L809-SAR

Voya VACS Series HYB Fund

Semi-Annual Shareholder Report

                   September 30, 2024

Portfolio: VVITX

This semi-annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.13%

Fund Statistics

  Total Net Assets$153,669,355
  # of Portfolio Holdings362
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CSC Holdings LLC, 11.250%, 05/15/28	0.7%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.7%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.5%
Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	0.5%

Investment Type Allocation

Corporate Bonds/Notes
85.3%
Bank Loans
3.2%
Assets in Excess of Other Liabilities
11.5%
0%
20%
40%
60%
80%
100%

Value	Value
Assets in Excess of Other Liabilities	11.5%
Bank Loans	3.2%
Corporate Bonds/Notes	85.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Series HYB Fund

Portfolio: VVITX

92913L262-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

September 30, 2024

Voya Floating Rate Fund

■	Classes A, C, I, R and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2024 (unaudited)

ASSETS:
Investments in securities at fair value*	$222,195,466
Short-term investments at fair value†	2,493,845
Cash	411,791
Receivables:
Investment securities sold	3,331,705
Fund shares sold	2,405,535
Dividends	6,592
Interest	1,412,453
Prepaid expenses	32,460
Reimbursement due from Investment Adviser	34,576
Other assets	47,685
Total assets	232,372,108

LIABILITIES:
Income distribution payable	2,160,140
Payable for investment securities purchased	13,460,976
Payable for fund shares redeemed	406,036
Payable for investment management fees	112,957
Payable for distribution and shareholder service fees	43,820
Payable to trustees under the deferred compensation plan (Note 6)	47,685
Payable for trustee fees	669
Other accrued expenses and liabilities	411,827
Unfunded loan commitments (Note 9)	443,385
Total liabilities	17,087,495
NET ASSETS	$215,284,613

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$446,509,434
Total distributable loss	(231,224,821)
NET ASSETS	$215,284,613

* Cost of investments in securities	$224,182,277
† Cost of short-term investments	$2,493,845

See Accompanying Notes to Financial Statements

3

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2024 (unaudited) (continued)

Class A
Net assets	$33,800,647
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,161,431
Net asset value and redemption price per share†	$8.12
Maximum offering price per share (2.50%)(1)	$8.33
Class C
Net assets	$5,530,415
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	681,049
Net asset value and redemption price per share†	$8.12
Class I
Net assets	$91,929,961
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	11,316,395
Net asset value and redemption price per share	$8.12
Class R
Net assets	$78,399,947
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,674,072
Net asset value and redemption price per share	$8.10
Class W
Net assets	$5,623,643
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	690,890
Net asset value and redemption price per share	$8.14

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

4

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (unaudited)

INVESTMENT INCOME:
Dividends	$2,600,937
Interest	10,111,295
Total investment income	12,712,232
EXPENSES:
Investment management fees	736,049
Distribution and shareholder service fees:
Class A	42,855
Class C	27,805
Class R	201,901
Transfer agent fees:
Class A	16,286
Class C	2,641
Class I	14,871
Class R	38,394
Class W	2,841
Shareholder reporting expense	6,050
Registration fees	47,560
Professional fees	26,105
Custody and accounting expense	93,320
Trustee fees	3,349
Miscellaneous expense	15,505
Interest expense	13,205
Total expenses	1,288,737
Waived and reimbursed fees	(231,984)
Net expenses	1,056,753
Net investment income	11,655,479
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(341,350)
Net change in unrealized appreciation (depreciation) on investments	(2,605,678)
Net realized and unrealized loss	(2,947,028)
Increase in net assets resulting from operations	$8,708,451

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
FROM OPERATIONS:	(Unaudited)	March 31, 2024
Net investment income	$11,655,479	$21,245,674
Net realized loss	(341,350)	(20,054,880)
Net change in unrealized appreciation (depreciation)	(2,605,678)	21,161,169
Increase in net assets resulting from operations	8,708,451	22,351,963

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,088,411)	(3,132,997)
Class C	(316,470)	(518,426)
Class I	(6,176,228)	(9,886,804)
Class R	(4,802,672)	(7,774,883)
Class W	(369,096)	(705,359)
Total distributions	(13,752,877)	(22,018,469)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,209,279	40,377,458
Reinvestment of distributions	13,559,831	21,637,575
	44,769,110	62,015,033
Cost of shares redeemed	(51,961,674)	(91,916,202)
Net decrease in net assets resulting from capital share transactions	(7,192,564)	(29,901,169)
Net decrease in net assets	(12,236,990)	(29,567,675)

NET ASSETS:
Beginning of year or period	227,521,603	257,089,278
End of year or period	$215,284,613	$227,521,603

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-24+	8.30	0.42•	(0.10)	0.32	0.50	—	—	0.50	—	8.12	3.83	1.18	0.94	0.94	10.29	33,801	49
03-31-24	8.29	0.74•	0.04	0.78	0.77	—	—	0.77	—	8.30	9.87	1.17	0.99	0.99	8.97	34,474	72
03-31-23	8.94	0.55•	(0.68)	(0.13)	0.52	—	—	0.52	—	8.29	(1.28)	1.26	1.06	1.06	6.48	33,686	38
03-31-22	9.04	0.30•	(0.11)	0.19	0.29	—	—	0.29	—	8.94	2.15	1.20	1.02	1.02	3.37	41,990	89
03-31-21	8.00	0.29•	1.03	1.32	0.28	—	—	0.28	—	9.04	16.69	1.34	1.13	1.13	3.35	39,518	60
03-31-20	9.59	0.46	(1.58)	(1.12)	0.47	—	—	0.47	—	8.00	(12.34)	1.18	1.10	1.10	4.83	52,014	52
Class C
09-30-24+	8.30	0.39•	(0.10)	0.29	0.47	—	—	0.47	—	8.12	3.44	1.93	1.69	1.69	9.54	5,530	49
03-31-24	8.28	0.68•	0.05	0.73	0.71	—	—	0.71	—	8.30	9.19	1.92	1.74	1.74	8.23	5,633	72
03-31-23	8.93	0.48•	(0.67)	(0.19)	0.46	—	—	0.46	—	8.28	(2.03)	2.01	1.81	1.81	5.69	6,743	38
03-31-22	9.04	0.23•	(0.11)	0.12	0.23	—	—	0.23	—	8.93	1.27	1.95	1.77	1.77	2.59	9,658	89
03-31-21	8.00	0.23•	1.03	1.26	0.22	—	—	0.22	—	9.04	15.83	2.09	1.88	1.88	2.59	14,914	60
03-31-20	9.59	0.38	(1.58)	(1.20)	0.39	—	—	0.39	—	8.00	(13.00)	1.93	1.85	1.85	4.12	20,446	52
Class I
09-30-24+	8.31	0.43•	(0.11)	0.32	0.51	—	—	0.51	—	8.12	3.96	0.86	0.69	0.69	10.54	91,930	49
03-31-24	8.29	0.77•	0.04	0.81	0.79	—	—	0.79	—	8.31	10.27	0.92	0.74	0.74	9.24	99,303	72
03-31-23	8.94	0.55•	(0.65)	(0.10)	0.55	—	—	0.55	—	8.29	(1.03)	0.92	0.81	0.81	6.50	116,954	38
03-31-22	9.04	0.33•	(0.11)	0.22	0.32	—	—	0.32	—	8.94	2.41	0.85	0.77	0.77	3.60	225,339	89
03-31-21	8.00	0.31•	1.03	1.34	0.30	—	—	0.30	—	9.04	16.97	1.00	0.88	0.88	3.61	235,804	60
03-31-20	9.59	0.48	(1.58)	(1.10)	0.49	—	—	0.49	—	8.00	(12.12)	0.88	0.85	0.85	5.15	427,504	52
Class R
09-30-24+	8.29	0.41•	(0.11)	0.30	0.49	—	—	0.49	—	8.10	3.69	1.43	1.19	1.19	10.04	78,400	49
03-31-24	8.27	0.72•	0.05	0.77	0.75	—	—	0.75	—	8.29	9.75	1.42	1.24	1.24	8.72	81,838	72
03-31-23	8.92	0.53•	(0.68)	(0.15)	0.50	—	—	0.50	—	8.27	(1.53)	1.51	1.31	1.31	6.26	88,959	38
03-31-22	9.03	0.28•	(0.12)	0.16	0.27	—	—	0.27	—	8.92	1.78	1.45	1.27	1.27	3.12	109,837	89
03-31-21	7.99	0.27•	1.03	1.30	0.26	—	—	0.26	—	9.03	16.42	1.59	1.38	1.38	3.08	91,934	60
03-31-20	9.58	0.43	(1.58)	(1.15)	0.44	—	—	0.44	—	7.99	(12.57)	1.43	1.35	1.35	4.60	99,774	52
Class W
09-30-24+	8.32	0.44•	(0.11)	0.33	0.51	—	—	0.51	—	8.14	3.95	0.93	0.69	0.69	10.54	5,624	49
03-31-24	8.30	0.77•	0.04	0.81	0.79	—	—	0.79	—	8.32	10.26	0.92	0.74	0.74	9.26	6,273	72
03-31-23	8.95	0.57•	(0.67)	(0.10)	0.55	—	—	0.55	—	8.30	(1.04)	1.01	0.81	0.81	6.76	10,747	38
03-31-22	9.06	0.33•	(0.12)	0.21	0.32	—	—	0.32	—	8.95	2.29	0.95	0.77	0.77	3.62	12,984	89
03-31-21	8.01	0.32•	1.03	1.35	0.30	—	—	0.30	—	9.06	17.08	1.09	0.88	0.88	3.69	11,426	60
03-31-20	9.60	0.48	(1.58)	(1.10)	0.49	—	—	0.49	—	8.01	(12.10)	0.93	0.85	0.85	5.11	35,543	52

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees, shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of

Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. When-Issued and Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $112,127,548 and $116,386,079, respectively.

The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.650% on the first $300 million; 0.625% on the next $200 million; and 0.600% thereafter, of the Fund’s average daily net assets.

The Investment Adviser has agreed to waive 0.02% of the management fee through August 1, 2025. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of the Fund each has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C	Class R
0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2024, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$4,836	$—
Contingent Deferred Sales Charges:	$—	$11

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

Maximum Operating Expense Limit(1)

(as a percentage of average daily net assets)

Class A – 1.00%

Class C – 1.75%

Class I – 0.75%

Class R – 1.25%

Class W – 0.75%

(1)	Pursuant to a side letter agreement through August 1, 2025, the Investment Adviser has further lowered expenses to 0.95%, 1.70%, 0.70%, 1.20% and 0.70% for Class A, Class C, Class I, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for the Fund,

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2024, there are no amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor.

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective May 6, 2024, the Fund joined certain other funds managed by the Investment Adviser in an unsecured committed revolving line of credit agreement with The Bank of New York Mellon for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 3, 2024, the unsecured committed revolving line of credit agreement was with State Street Bank and Trust Company for an aggregate amount of $50,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 3, 2024. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the overnight bank funding rate, plus a specified margin and 0.10%. Repayments generally must be made within 45 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended September 30, 2024, as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
20	$3,755,000	6.33%

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	36.99%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $52,357.

NOTE 9 — UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented within the Portfolio of Investments. At September 30, 2024, the Fund had the following unfunded loan commitments:

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 9 — UNFUNDED LOAN COMMITMENTS (continued)

Unfunded
Loan
Loan	Commitment
Epicor Software Corporation 2024 Delayed Draw Term Loan	$147,979
Focus Financial Partners LLC 2024 Delayed Draw Term Loan	101,835
Formula One Management Limited Incremental Term Facility	113,333
Ryan LLC Delayed Draw Term Loan	43,809
Usalco, LLC Delayed Tl	36,429
$443,385

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2024	203,484	—	236,311	(429,518)	—	10,277	1,748,760	—	1,938,171	(3,525,443)	—	161,488
3/31/2024	390,198	—	353,193	(657,957)	—	85,434	3,234,809	—	2,930,584	(5,464,929)	—	700,464
Class C
9/30/2024	28,495	—	35,185	(61,155)	—	2,525	233,731	—	288,558	(502,322)	—	19,967
3/31/2024	73,792	—	56,693	(265,921)	—	(135,436)	612,738	—	470,290	(2,205,054)	—	(1,122,026)
Class I
9/30/2024	3,163,008	—	751,734	(4,551,423)	—	(636,681)	26,055,568	—	6,166,440	(37,391,938)	—	(5,169,930)
3/31/2024	4,014,603	—	1,176,783	(7,341,145)	—	(2,149,759)	33,350,145	—	9,764,546	(60,808,038)	—	(17,693,347)
Class R
9/30/2024	351,648	—	586,740	(1,140,064)	—	(201,676)	2,848,328	—	4,802,672	(9,336,852)	—	(1,685,852)
3/31/2024	281,499	—	939,075	(2,101,110)	—	(880,536)	2,333,960	—	7,774,875	(17,399,214)	—	(7,290,379)
Class W
9/30/2024	39,005	—	44,264	(146,144)	—	(62,875)	322,892	—	363,990	(1,205,119)	—	(518,237)
3/31/2024	101,546	—	83,906	(726,289)	—	(540,837)	845,546	—	697,280	(6,038,967)	—	(4,496,141)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2024	March 31, 2023
Ordinary	Ordinary
Income	Income
$22,018,469	$22,253,686

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss	Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$3,025,139	$509,614	$(48,995,991)	Short-term	$(35,075)	$(226,180,395)
		(180,684,082)	Long-term
$(229,680,073)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Reorganization: On November 14, 2024, the Board approved a proposal to reorganize the Fund with and into Voya Short Duration High Income Fund, which is not included in this report and is a series of Voya Funds Trust (the "Reorganization"). The proposed Reorganization is subject to shareholder approval. If shareholder approval of the proposed Reorganization is obtained, it is expected that the proposed Reorganization will take place at the close of business on or about August 8, 2025.

Dividends: Subsequent to September 30, 2024, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0837	November 1, 2024	Daily
Class C	$0.0785	November 1, 2024	Daily
Class I	$0.0854	November 1, 2024	Daily
Class R	$0.0817	November 1, 2024	Daily
Class W	$0.0856	November 1, 2024	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

15

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: 96.4%
	Aerospace & Defense: 1.4%
495,966	Barnes Group Inc., 2024 Refinancing Term Loan, 7.345%, (TSFR3M+2.500%), 09/03/2030	$496,958	0.2
551,532	Dynasty Acquisition Co Inc, 2024 Refi Term B-1 Loan, 8.747%, (TSFR1M+3.500%), 08/24/2028	552,584	0.3
223,682	Dynasty Acquisition Co Inc, 2024 Refi Term B-2 Loan, 8.345%, (TSFR1M+3.500%), 08/24/2028	224,109	0.1
1,452,696	Peraton Corp, Tranche B, 8.953%, (TSFR1M+3.750%), 02/01/2028	1,401,095	0.7
256,500	Radar Bidco Sarl, Facility B (USD) Loan, 9.568%, (TSFR3M+4.250%), 03/27/2031	256,821	0.1
		2,931,567	1.4
	Air Transport: 0.3%
540,886	Savage Enterprises LLC, Term Loan B, 7.845%, (TSFR1M+3.250%), 09/15/2028	543,059	0.3

	Auto Components: 1.2%
507,200	American Axle & Manufacturing Inc, New Tranche B Term Loan, 8.104%, (TSFR1M+3.500%), 12/13/2029	509,419	0.2
663,112	Holley Purchaser, Inc., Initial Term Loan, 8.710%, (TSFR1M+3.750%), 11/17/2028	649,159	0.3
651,716	RC Buyer Inc, First Lien Initial Term Loan, 8.460%, (TSFR1M+3.614%), 07/28/2028	652,836	0.3
858,738	RealTruck Goup Inc (fka Truck Hero), Initial Term Loan, 8.460%, (TSFR1M+3.500%), 01/31/2028	845,521	0.4
		2,656,935	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Automotive: 0.3%
497,334	IXS Holdings Inc, Initial Term Loan, 8.954%, (TSFR6M+4.250%), 03/05/2027	$485,523	0.2
188,755	MajorDrive Holdings IV LLC, Initial Term Loan, 8.865%, (TSFR3M+4.000%), 06/01/2028	189,374	0.1
		674,897	0.3
	Basic Materials: 3.2%
415,000	A-Ap Buyer, Inc., Initial Term Loan, 7.854%, (TSFR3M+7.854%), 08/01/2031	417,594	0.2
371,262	Arsenal Aic Parent LLC, 2024 Term Loan B, 8.095%, (TSFR1M+8.095%), 08/19/2030	371,679	0.2
447,750	Consolidated Energy Finance SA, 2024 Incremental Term,Loan, 9.557%, (TSFR3M+4.500%), 11/15/2030	422,377	0.2
750,000	Covia Holdings Corporation, Take Back Debt Term Loan, 9.580%, (TSFR3M+3.500%), 07/31/2026	747,071	0.3
843,003	Ineos Finance PLC, 2030 Dollar Term Loans, 8.095%, (US0006M+3.500%), 02/19/2030	842,476	0.4
155,040	Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loan, 7.710%, (TSFR1M+7.710%), 01/29/2026	155,137	0.1
494,987	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 8.695%, (US0006M+3.750%), 03/14/2030	496,019	0.2
844,754	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 8.460%, (TSFR1M+3.614%), 10/16/2028	844,314	0.4

See Accompanying Notes to Financial Statements

16

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Basic Materials: (continued)
610,579	Olympus Water US Holding Corporation, Term B-5 Usd Loans, 8.104%, (TSFR3M+8.104%), 06/20/2031	$611,374	0.3
460,000 (1)	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 09/11/2031	460,000	0.2
350,604	Spa Holdings 3 Oy, Facility B (USD) Loan, 8.615%, (TSFR3M+8.615%), 02/04/2028	351,042	0.2
36,429 (1)(2)	Usalco, LLC, Delayed Tl, 03/30/2026	36,429	0.0
353,571 (1)	Usalco, LLC, Term Loan, 09/30/2031	353,571	0.2
757,858	WR Grace Holdings LLC, Initial Term Loan, 7.854%, (TSFR3M+3.750%), 09/22/2028	760,700	0.3
		6,869,783	3.2
	Building & Development: 0.6%
794,844	LBM Acquisition LLC, First Lien Initial Term Loan, 9.097%, (TSFR1M+3.850%), 12/17/2027	791,366	0.4
600,258	LHS Borrower, LLC, Initial Term Loan, 9.695%, (US0006M+4.750%), 02/16/2029	574,497	0.2
		1,365,863	0.6
	Business Equipment & Services: 0.9%
656,357	Ensono LP, First Lien Initial Term Loan, 9.361%, (US0001M+4.000%), 05/26/2028	656,083	0.3
463,976	Open Text Corporation, 2024 Replacement Term Loan, 7.095%, (TSFR1M+2.750%), 01/31/2030	466,188	0.2
706,702	VM Consolidated Inc, Term B-2 Loan, 7.595%, (TSFR1M+2.750%), 03/24/2028	708,615	0.4
		1,830,886	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Chemicals & Plastics: 1.4%
857,957	Charter Next Generation, Inc., Term Loan, 8.095%, (TSFR1M+3.250%), 12/01/2027	$859,224	0.4
496,356	Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 9.115%, (TSFR3M+4.512%), 08/18/2028	499,148	0.2
347,620	Herens Holdco Sarl, Facility B USD Loans, 8.629%, (TSFR3M+3.925%), 07/03/2028	326,056	0.2
574,638	Ineos US Finance LLC, 2028 Dollar Term Loan, 7.445%, (TSFR1M+2.500%), 11/08/2028	573,561	0.3
685,354	Sparta US HoldCo LLC, First Lien Initial Term Loan, 8.451%, (TSFR1M+3.250%), 08/02/2028	685,966	0.3
		2,943,955	1.4
	Commodities: 0.8%
294,099	Foundation Building Materials Inc, 2024 Incremental Term Loan, 9.252%, (TSFR1M+4.114%), 01/29/2031	286,884	0.1
836,887	Foundation Building Materials Inc, Initial Term Loan (First Lien), 8.764%, (TSFR3M+3.512%), 01/31/2028	816,663	0.4
557,563	Specialty Building Products Holdings LLC, First Lien Initial Term Loan, 8.695%, (US0006M+3.750%), 10/15/2028	554,798	0.3
		1,658,345	0.8
	Communications: 5.0%
619,321	Arches Buyer Inc, Refinancing Term Loan, 8.195%, (TSFR1M+3.350%), 12/06/2027	595,387	0.3
567,150	Cengage Learning Inc, Term Loan B, 9.538%, (TSFR6M+4.250%), 03/24/2031	569,148	0.2

See Accompanying Notes to Financial Statements

17

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
839,930	CNT Holdings I Corp, First Lien Initial Term Loan, 8.752%, (TSFR1M+3.500%), 11/08/2027	$842,846	0.4
618,991	Connect US Finco LLC, Amendment No. 4 Term Loan, 9.345%, (TSFR1M+4.500%), 09/13/2029	582,819	0.3
498,750	Crown Subsea Communications Holding Inc, 2024 Term Loan, 9.252%, (TSFR3M+4.000%), 01/30/2031	502,303	0.2
670,849	Dotdash Meredith, Inc., Term Loan B, 9.301%, (TSFR1M+3.500%), 12/01/2028	671,967	0.3
815,646	Gogo Intermediate Holdings LLC, Initial Term Loan, 9.111%, (TSFR1M+3.500%), 04/30/2028	770,786	0.3
1,025,000	GoodRX Inc, 2024 Term Loan, 8.595%, (TSFR1M+3.750%), 07/10/2029	1,027,082	0.5
175,000 (1)	I-Logic Technologies Bidco Limited, Tl, 02/16/2028	174,344	0.1
375,193	Ion Trading Finance Limited, Replacement 2024 Dollar Term Loans, 9.016%, (TSFR3M+9.016%), 04/03/2028	375,792	0.2
453,863	Magnite Inc, New Term Loan, 8.595%, (TSFR1M+8.595%), 02/06/2031	457,834	0.2
583,967	McGraw-Hill Education Inc, 2024 Term Loan, 8.604%, (TSFR1M+4.000%), 08/01/2031	586,887	0.3
1,030,917	MH Sub I LLC, 2023 May New Term Loans, 9.095%, (TSFR1M+4.250%), 05/03/2028	1,025,602	0.5
812,561	Proofpoint Inc, 2024 Refinancing Term Loan, 7.845%, (TSFR1M+3.000%), 08/31/2028	813,181	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
572,125	The Knot Worldwide Inc, Term Loan, 9.611%, (TSFR1M+4.500%), 01/31/2028	$574,270	0.2
195,000	TripAdvisor Inc, Initial Term B Loan, 7.595%, (TSFR1M+2.750%), 07/01/2031	194,919	0.1
596,947	Univision Communications Inc, 2022 Incremental First-Lien Term Loan, 8.854%, (TSFR3M+8.854%), 06/25/2029	589,858	0.3
59,850	Univision Communications Inc, 2024 Replacement First-Lien Term Loan, 8.460%, (TSFR1M+8.460%), 07/31/2029	58,511	0.0
450,000	Ziggo Financing Partnership, Term Loan I, 7.711%, (TSFR1M+7.711%), 04/30/2028	440,121	0.2
		10,853,657	5.0
	Consumer, Cyclical: 11.2%
922,688	1011778 BC Unlimited Liability Company, Term Loan B-6, 6.595%, (TSFR1M+1.750%), 09/20/2030	915,383	0.4
678,398	ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 7.997%, (TSFR1M+2.750%), 12/21/2028	679,829	0.3
345,485	Alterra Mountain Company, TERM LOAN B-4, 8.095%, (TSFR1M+8.095%), 08/17/2028	346,349	0.2
302,666	Alterra Mountain Company, Term Loan B5, 8.345%, (TSFR1M+3.500%), 05/31/2030	304,558	0.1
130,125	Amer Sports Company, Initial Usd Term Loans, 8.346%, (TSFR3M+3.250%), 02/17/2031	130,532	0.1

See Accompanying Notes to Financial Statements

18

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
1,019,301	American Airlines Inc, Initial Term Loan, 10.294%, (TSFR3M+5.012%), 04/20/2028	$1,048,780	0.5
606,188	American Greetings Corporation, Tranche C Term Loan, 10.595%, (TSFR1M+5.750%), 10/23/2029	611,997	0.3
889,461	Ascend Learning LLC, Tranche B, 13.850%, (TSFR1M+3.600%), 12/11/2028	886,743	0.4
823,213	Autokiniton US Holdings Inc, 2024 Replacement Term B Loan, 8.960%, (TSFR3M+4.000%), 04/06/2028	824,242	0.4
894,143	Bombardier Recreational Products Inc, 2023 Replacement Term Loan, 7.595%, (TSFR1M+2.750%), 12/13/2029	893,770	0.4
474,874	Caesars Entertainment, Inc., Term Loan B, 7.595%, (TSFR1M+7.595%), 02/06/2030	475,637	0.2
570,399	City Football Group Limited, Tl, 7.969%, (TSFR1M+3.262%), 07/21/2030	566,121	0.3
391,251	ClubCorp Holdings Inc, Term Loan, 9.865%, (TSFR3M+5.262%), 09/18/2026	392,229	0.2
217,048	Core & Main LP, Tranche D Term Loan, 6.855%, (TSFR1M+6.855%), 07/27/2028	217,184	0.1
445,395	Dealer Tire Financial LLC, 2024 Tlb B-4, 8.345%, (TSFR1M+3.500%), 07/02/2031	447,251	0.2
531,484	Delta Air Lines Inc, Initial Term Loan, 9.032%, (TSFR3M+9.032%), 10/20/2027	542,003	0.2
249,375	Entain PLC, Facility B3, 8.014%, (TSFR6M+8.014%), 10/31/2029	249,764	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
113,333 (1)(2)	Formula One Management Limited, Incremental Term Facility, 09/19/2031	$113,357	0.1
226,667 (1)	Formula One Management Limited, Term Loan B1, 09/19/2031	226,714	0.1
1,142,138	Gates Corporation, Inital B-5 Dollar Term Loan, 7.095%, (TSFR1M+2.250%), 06/04/2031	1,145,513	0.5
1,115,000	Harbor Freight Tools USA Inc, Initial Term Loan, 7.345%, (TSFR1M+2.500%), 06/11/2031	1,098,972	0.5
335,889	Hunter Douglas Holding BV, Tranche B-1 Term Loans, 8.571%, (TSFR1M+3.500%), 02/26/2029	333,970	0.2
887,714	IRB Holding Corp, 2024 Replacement Term B Loan, 8.097%, (TSFR1M+2.750%), 12/15/2027	887,695	0.4
487,550	Kodiak BP LLC, 2024-1 Term Loan, 8.595%, (TSFR3M+3.750%), 03/17/2028	489,988	0.2
600,000	Lc Ahab Us Bidco LLC, Initial Term Loan, 8.345%, (TSFR1M+3.500%), 05/01/2031	603,375	0.3
982,538	Light And Wonder International, Inc., Term Loan B-2, 7.333%, (TSFR1M+7.333%), 04/16/2029	981,105	0.5
907,262	LS Group OPCO Acquisition LLC, Term Loan B, 7.845%, (TSFR1M+3.000%), 04/15/2031	908,680	0.4
1,040,612	Osmosis Buyer Limited, Initial Term B Loans, 8.701%, (TSFR1M+4.000%), 07/31/2028	1,040,493	0.5
555,000	Peer Holding III BV, Facility B5, 3.046%, (TSFR3M+3.000%), 06/23/2031	557,428	0.3

See Accompanying Notes to Financial Statements

19

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
659,391	Penn National Gaming Inc, Term B Facility, 7.695%, (TSFR1M+3.500%), 05/03/2029	$661,823	0.3
170,000	Raising Canes Restaurants LLC, Initial Term Loan, 7.014%, (TSFR1M+7.014%), 09/10/2031	170,283	0.1
61,855	Restoration Hardware, Inc., 2022 Incremental Term Loan, 10/20/2028	60,232	0.0
206,034	Samsonite International S.A., 2024 Tranche B Term Loan, 6.845%, (TSFR1M+6.845%), 06/21/2030	206,806	0.1
732,572	Scientific Games Holdings LP, 2024 REFI DOLLAR TERM LOAN, 8.318%, (TSFR3M+3.000%), 04/04/2029	729,443	0.3
427,149	SRAM LLC, Initial Term Loan, 7.710%, (TSFR1M+7.710%), 05/18/2028	427,816	0.2
446,962	TGP Holdings III LLC, First Lien Closing Date Term Loan, 8.195%, (TSFR1M+3.350%), 06/29/2028	422,876	0.2
279,190	Thor Industries Inc, TERM B-3 USD, 7.095%, (TSFR1M+2.250%), 11/15/2030	280,063	0.1
445,578	Topgolf Callaway Brands Corp., Initial Term Loan, 7.845%, (TSFR1M+3.000%), 03/15/2030	439,916	0.2
427,850	United AirLines Inc, Class B Term Loan, 8.033%, (TSFR3M+2.750%), 02/22/2031	429,287	0.2
856,721	Whatabrands LLC, Term Loan B, 7.595%, (TSFR1M+2.750%), 08/03/2028	856,423	0.4
888,536	White Cap Buyer LLC, Tranche C Term Loan, 8.095%, (TSFR1M+8.095%), 10/19/2029	882,629	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
579,168	Windsor Holdings III LLC, Facility 2024 September Dollar REFI TLB, 8.461%, (TSFR1M+8.461%), 08/01/2030	$582,064	0.3
		24,069,323	11.2
	Consumer, Non-cyclical: 13.0%
369,574	Albion Financing 3 SARL, New 2024 Amended Usd Term Loan, 9.826%, (TSFR3M+9.826%), 08/17/2029	371,884	0.2
335,000	American Airlines Inc, Initial Term Loans, 7.209%, (TSFR6M+3.500%), 06/04/2029	333,278	0.2
648,375	Auris Luxembourg III SARL, Facility B4, 9.564%, (TSFR6M+4.678%), 02/27/2029	649,287	0.3
814,781	Avis Budget Car Rental LLC, New Tranche C Term Loan, 7.945%, (TSFR1M+3.100%), 03/16/2029	816,207	0.4
942,132	Bausch & Lomb Corporation, Initial Term Loan, 8.270%, (TSFR1M+3.350%), 05/10/2027	939,646	0.4
450,000 (1)	Bausch Health Companies Inc, Second Amendment Term Loans, 02/01/2027	432,450	0.2
696,500	Camelot US Acquisition I Co, Term Loan B-1, 7.595%, (TSFR1M+3.500%), 01/31/2031	696,239	0.3
239,397	CHG Healthcare Services Inc, 2024 Term Loan, 8.460%, (TSFR1M+3.614%), 09/29/2028	239,974	0.1
594,835	Cimpress PLC, 2024 Refinancing Tranche B-1 Term Loan, 7.845%, (TSFR1M+3.000%), 05/17/2028	595,950	0.3
1,088,902	Cotiviti Inc, Initial Floating Rate Term Loans, 8.451%, (TSFR1M+3.250%), 08/27/2025	1,088,448	0.5

See Accompanying Notes to Financial Statements

20

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
745,537	Electron Bidco Inc., Initial Term Loan, 7.960%, (TSFR1M+7.960%), 11/01/2028	$747,285	0.4
713,213	Fiesta Purchaser, Inc., Initial Term Loan, 8.845%, (TSFR1M+4.000%), 02/12/2031	714,661	0.3
268,650	Financiere Mendel, Addtl Term Fcaility 1 (USD), 8.354%, (TSFR3M+8.354%), 11/13/2030	269,434	0.1
611,919	Fleet Midco I Ltd., Facility B2 Term Loan, 7.578%, (TSFR6M+2.750%), 02/21/2031	611,919	0.3
159,600	Fugue Finance LLC, Dollar Term B-2 Loan, 8.807%, (TSFR3M+3.750%), 02/26/2031	160,772	0.1
593,301	Fugue Finance LLC, Term B USD, 9.057%, (TSFR3M+4.000%), 01/31/2028	597,628	0.3
597,634	Garda World Security Corporation, Tenth Additional Term Loan, 8.597%, (TSFR1M+8.597%), 02/01/2029	598,288	0.3
748,866	Global Medical Response Inc, 2024 Extended Term Loan, 10.844%, (TSFR1M+3.500%), 10/02/2028	745,589	0.3
649,814	Grifols Worldwide Operations USA Inc, Dollar Tranche B Term Loan, 7.402%, (TSFR3M+7.402%), 11/15/2027	632,524	0.3
606,950	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 7.211%, (TSFR1M+2.500%), 10/21/2030	606,476	0.3
932,176	Jazz Financing Lux Sarl, Tranche B-2 Dollar Facility, 7.095%, (TSFR1M+7.095%), 05/05/2028	932,240	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
667,555	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 8.584%, (TSFR1M+3.500%), 02/08/2028	$667,555	0.3
936,194	Kuehg Corp., Term Loan B, 9.104%, (TSFR3M+4.500%), 06/12/2030	940,160	0.4
351	Latham Pool Products Inc, Initial Term Loans, 8.695%, (TSFR1M+8.695%), 02/23/2029	341	0.0
503,738	LifePoint Health Inc, 2024 Incremental Term Loan, 8.965%, (TSFR1M+4.000%), 05/14/2031	504,367	0.2
1,215,976	Medline Borrower LP, Term Loan B, 7.595%, (TSFR1M+2.750%), 10/23/2028	1,217,787	0.6
458,817	Medrisk Inc, First Lien Initial Term Loan, 8.695%, (TSFR1M+8.695%), 05/10/2028	459,678	0.2
539,849	Nielsen Consumer Inc, Tranche B-1 Term Loan, 8.710%, (TSFR1M+8.710%), 03/06/2028	533,776	0.3
880,718	Organon & Co, Dollar Term Loan, 7.465%, (TSFR1M+7.465%), 05/14/2031	880,350	0.4
785,864	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, 8.095%, (TSFR3M+3.250%), 11/30/2027	786,705	0.4
943,272	Pegasus Bidco Bv, 2024-1 Term Dollar Loan, 8.868%, (TSFR3M+3.750%), 07/12/2029	946,809	0.4
189,397	Perrigo Investments, LLC, Initial Term B Loan, 7.195%, (TSFR3M+2.250%), 04/20/2029	189,160	0.1
744,304	R1 RCM Inc., Initial Term Loan B, 7.845%, (TSFR1M+3.000%), 06/21/2029	746,475	0.3

See Accompanying Notes to Financial Statements

21

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
269,325	Radnet Management Inc, Term Loan B, 7.779%, (TSFR3M+2.500%), 04/23/2031	$269,893	0.1
390,000	Resonetics LLC, Term B Loans, 8.715%, (TSFR1M+3.750%), 06/18/2031	390,853	0.2
545,873	RXB Holdings Inc, First Lien Initial Term Loan, 9.469%, (TSFR1M+4.614%), 12/20/2027	547,067	0.3
43,810 (2)	Ryan LLC, Delayed Draw Term Loan, 8.800%, (TSFR3M+4.500%), 11/14/2030	43,371	0.0
544,645	Ryan LLC, Term Loan, 9.856%, (TSFR1M+4.500%), 11/14/2030	539,199	0.3
246,299	Seren Bidco AB, Facility B1 Loan, 8.002%, (TSFR6M+8.002%), 11/16/2028	246,414	0.1
319,200	Sigma Bidco BV, Facility B 10, 9.302%, (SOFRRATE+4.410%), 01/03/2028	318,442	0.2
1,140,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 8.095%, (TSFR1M+3.250%), 05/23/2031	1,137,863	0.5
649,010	Spring Education Group Inc, Initial Term Loans, 8.604%, (TSFR3M+4.000%), 10/04/2030	654,527	0.3
697,063	Surgery Center Holdings Inc, 2024 Refinancing Term Loans, 7.670%, (TSFR1M+7.670%), 12/19/2030	698,334	0.3
292,788	Triton Water Holdings Inc, 2024 Incremental Term Loans, 9.335%, (TSFR3M+4.000%), 03/31/2028	292,879	0.1
792,302	Trugreen Limited Partnership, Second Refinancing Term Loan (First Lien), 9.347%, (TSFR1M+4.000%), 11/02/2027	768,038	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
253,339	VetStrategy Canada Holdings, Incremental Term Loan B10, 9.393%, (TSFR3M+4.750%), 12/06/2028	$254,025	0.1
1,112,213	Wand NewCo 3 Inc, Initial Term Loan, 7.854%, (TSFR1M+3.250%), 01/30/2031	1,112,339	0.5
		27,926,586	13.0
	Containers & Glass Products: 1.4%
740,133	Clydesdale Acquisition Holdings, Inc., Term B Loan, 8.020%, (TSFR1M+3.175%), 04/13/2029	737,159	0.4
515,830	Plaze Inc, 2021-1 Term Loan, 8.710%, (TSFR1M+3.750%), 08/03/2026	481,656	0.2
243,193	Pretium PKG Holdings Inc, Third Amendment Tranche A Term Loans, 10.248%, (TSFR3M+5.000%), 10/02/2028	248,133	0.1
670,319	ProAmpac PG Borrower LLC, 2024 Term Loan B, 9.118%, (TSFR3M+4.000%), 09/15/2028	672,624	0.3
880,495	TricorBraun Inc, Term Loan, 8.210%, (TSFR1M+3.250%), 03/03/2028	864,903	0.4
		3,004,475	1.4
	Diversified: 0.3%
665,400	First Eagle Holdings Inc, Tranche B-2 Term Loans, 8.335%, (TSFR3M+3.000%), 02/22/2029	660,202	0.3

	Electronics/Electrical: 1.1%
822,767	Chariot Buyer LLC, Tranche B, 8.600%, (TSFR1M+3.250%), 11/03/2028	820,517	0.4
365,708	Creation Technologies Inc, Initial Term Loan, 11.080%, (TSFR3M+5.500%), 10/05/2028	356,565	0.2

See Accompanying Notes to Financial Statements

22

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
487,392	DG Investment Intermediate Holdings 2 Inc, First Lien Closing Date Initial Term Loan, 9.111%, (TSFR1M+3.864%), 03/31/2028	$486,630	0.2
325,000	DG Investment Intermediate Holdings 2 Inc, Second Lien Initial Term Loan, 11.710%, (TSFR1M+6.864%), 03/30/2029	306,313	0.1
352,392	VC GB Holdings I Corp, First Lien Initial Term Loan, 8.365%, (TSFR3M+3.262%), 07/21/2028	351,975	0.2
		2,322,000	1.1
	Energy: 3.0%
573,680	Brazos Delaware II LLC, Term Loan B, 8.255%, (TSFR6M+3.500%), 02/11/2030	574,899	0.3
310,000	CPPIB OVM Member U.S. LLC, Initial Term Loans, 7.854%, (TSFR3M+3.250%), 08/07/2031	310,969	0.1
439,527	GIP III Stetson I LP, Initial Term Loan, 8.747%, (TSFR1M+4.250%), 10/31/2028	439,801	0.2
676,365	GIP Pilot Acquisition Partners, L.P., 2024 Term Loan B, 7.818%, (TSFR3M+2.500%), 10/04/2030	678,479	0.3
583,538	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 10.095%, (TSFR3M+5.250%), 06/04/2029	584,085	0.3
425,000	NGP XI Midstream Holdings LLC, Initial Term Loan, 8.604%, (TSFR2M+4.000%), 07/25/2031	425,266	0.2
497,491	NorthRiver Midstream Finance LP, Term Loan (First Lien), 7.832%, (TSFR3M+2.500%), 08/16/2030	498,078	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Energy: (continued)
748,332	Oryx Midstream Services Permian Basin LLC, 2024 Refinancing Term Loan, 8.225%, (TSFR1M+3.114%), 10/05/2028	$749,368	0.3
470,000 (1)	Rockpoint Gas Storage Partners LP, Tlb, 09/30/2031	468,825	0.2
196,500	UGI Energy Services LLC, Refinancing Term Loan, 7.345%, (TSFR1M+7.345%), 02/22/2030	196,950	0.1
245,000	US Silica Company, Term B Loan, 9.345%, (TSFR1M+9.345%), 07/18/2031	239,921	0.1
600,000	WaterBridge Midstream Operating LLC, Term Loan B, 9.393%, (TSFR3M+4.750%), 06/22/2026	580,750	0.3
545,000	Waterbridge NDB Operating LLC(f/k/a Waterbridge Midstream Operating LLC), Initial Term Loan, 9.603%, (TSFR3M+9.603%), 05/10/2029	544,887	0.3
272,371 (1)	Whitewater Whistler Holdings, LLC, Tranche B, 02/15/2030	272,087	0.1
		6,564,365	3.0
	Financial: 11.2%
205,000	AAL Delaware Holdco Inc, Initial Term Loan, 8.345%, (TSFR1M+3.500%), 07/30/2031	206,089	0.1
1,613,063	Acrisure LLC, 2024 Refinancing Term Loan, 8.211%, (TSFR1M+8.211%), 11/06/2030	1,600,360	0.7
1,066,766	Alliant Holdings Intermediate LLC, New Term Loan B6, 7.965%, (TSFR1M+7.965%), 11/06/2031	1,062,069	0.5
242,714	Allspring Buyer LLC, Term Loan, 8.137%, (TSFR3M+8.137%), 11/01/2028	242,107	0.1

See Accompanying Notes to Financial Statements

23

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
550,000	Ardonagh Group Finco Pty Ltd, Syndicated Facility B (USD) Loan, 8.535%, (TSFR6M+8.535%), 02/27/2031	$551,203	0.3
871,826	Aretec Group Inc, Term B-2 Loan, 8.845%, (TSFR1M+8.845%), 08/09/2030	855,419	0.4
1,322,953	AssuredPartners Inc., 2024 Term Loan, 8.345%, (TSFR1M+3.500%), 02/14/2031	1,323,248	0.6
377,208 (1)	Asurion LLC, 09/19/2030	371,392	0.2
306,332	Asurion LLC, New B-9 Term Loan, 8.611%, (TSFR1M+8.611%), 07/30/2027	302,339	0.1
219,450	Blackhawk Network Holdings Inc., TERM LOAN B, 9.845%, (TSFR1M+9.845%), 03/12/2029	220,662	0.1
1,491,702	Broadstreet Partners Inc, 2024 Term B Loans, 8.095%, (TSFR3M+2.500%), 06/16/2031	1,487,413	0.7
722,650	Castlelake Aviation One Designated Activity Company, Initial Term Loan, 7.447%, (TSFR3M+2.500%),	725,247	0.3
723,188	10/22/2026 Cushman & Wakefield US Borrower LLC, 2024-1 Term Loan, 8.595%, (TSFR1M+3.750%), 01/31/2030	724,996	0.3
245,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 10.095%, (TSFR1M+5.250%), 10/20/2028	245,026	0.1
964,068	Edelman Financial Engines Center LLC (The), Term Loan B, 8.095%, (TSFR1M+8.095%), 04/07/2028	963,586	0.5
101,835 (1)(2)	Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 08/08/2031	101,629	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
1,896,329 (1)	Focus Financial Partners LLC, Initial Term Loan, 08/08/2031	$1,892,478	0.9
320,000	Grant Thornton Advisors LLC, Initial Term Loan, 8.095%, (TSFR1M+3.250%), 06/02/2031	320,840	0.2
584,136	Guardian US Holdco, Initial Term Loan, 8.830%, (TSFR3M+3.500%), 01/31/2030	581,489	0.3
441,314	HighTower Holding LLC, 2024 Term Loan B, 8.748%, (TSFR3M+3.500%), 04/21/2028	442,072	0.2
1,113,160	HUB International Ltd, Facility 2024-1 Incremental Term Loans, 8.255%, (TSFR2M+3.000%), 06/20/2030	1,112,813	0.5
957,246	Jane Street Group LLC, 2021 Term Loan, 7.861%, (TSFR1M+2.500%), 01/26/2028	957,246	0.4
658,401	Mercury Borrower Inc, First Lien Initial Term Loan, 8.460%, (US0006M+3.500%), 08/02/2028	659,224	0.3
962,478	Nuvei Technologies Corp., Initial Term Loan, 7.955%, (TSFR1M+3.000%), 12/19/2030	965,125	0.5
892,763	OneDigital Borrower LLC, Term Loan (First Lien), 8.095%, (TSFR1M+3.250%), 07/02/2031	886,067	0.4
790,558	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B-3 Loan, 9.247%, (TSFR1M+4.000%), 08/17/2028	783,311	0.4
562,027	Overdrive, Inc., New First Lien Term Loan, 9.170%, (TSFR1M+4.250%), 12/15/2028	564,837	0.3
217,209	RHP Hotel Properties LP, Incremental Tranche B Term Loan, 7.095%, (TSFR1M+7.095%), 05/18/2030	217,697	0.1

See Accompanying Notes to Financial Statements

24

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
782,644	Ryan Specialty Group LLC, 2024 Term Loan B, 7.095%, (TSFR1M+7.095%), 09/11/2031	$782,644	0.4
675,000	Truist Insurance Holdings, LLC, Initial Term Loans, 7.854%, (TSFR3M+3.250%), 05/06/2031	675,140	0.3
195,000	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 9.354%, (TSFR3M+4.750%), 03/08/2032	198,595	0.1
1,164,382	USI Inc, 2024 Term Loans Facility, 7.354%, (TSFR3M+7.354%), 09/27/2030	1,162,685	0.5
485,000	VFH Parent LLC, Term B-1 Loan, 7.595%, (TSFR1M+7.595%), 06/13/2031	484,798	0.2
339,803	Walker & Dunlop Inc, Initial Term Loan, 7.195%, (TSFR1M+7.195%), 12/16/2028	341,077	0.2
		24,010,923	11.2
	Food Products: 1.6%
287,267	8th Avenue Food & Provisions Inc, 2021 Incremental Term Loan, 9.710%, (TSFR1M+4.750%), 10/01/2025	279,606	0.1
424,689	8th Avenue Food & Provisions Inc, First Lien Term Loan, 8.710%, (TSFR1M+3.750%), 10/01/2025	412,944	0.2
596,925	BCPE North Star US Holdco 2 Inc,, First Lien Initial Term Loan, 11.250%, (TSFR1M+4.114%), 06/09/2028	566,705	0.3
821,406	CHG PPC Parent LLC, 2021-1 US Term Loan, 8.361%, (TSFR1M+3.114%), 12/08/2028	818,326	0.4
745,867	Chobani LLC, 2023 Additional Term Loan, 8.595%, (TSFR1M+3.750%), 10/25/2027	748,897	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Food Products: (continued)
722,514	Primary Products Finance LLC, 2024 Replacement Term B Loan, 8.971%, (TSFR3M+3.650%), 04/02/2029	$723,587	0.3
		3,550,065	1.6
	Health Care: 2.5%
573,385	Amneal Pharmaceuticals LLC, Initial Term Loan, 8.460%, (TSFR1M+3.614%), 05/04/2025	581,269	0.3
1,200,800	AthenaHealth Group Inc, Initial Term Loan, 8.497%, (TSFR1M+3.250%), 02/15/2029	1,195,171	0.6
498,058	CHG Healthcare Services Inc., Tranche B1, 8.443%, (US0006M+3.250%), 09/29/2028	498,773	0.2
290,000	Concentra Health Services, Inc., Term Loan B, 7.095%, (TSFR1M+2.250%), 07/28/2031	289,819	0.1
481,242	Gloves Buyer Inc, First Lien Initial Term Loan, 9.361%, (TSFR1M+4.114%), 12/29/2027	480,039	0.2
13,863	National Mentor Holdings Inc, First Lien Initial Term C Loan, 8.454%, (TSFR3M+3.850%), 03/02/2028	13,369	0.0
483,631	National Mentor Holdings Inc, First Lien Initial Term Loan, 9.097%, (TSFR1M+3.850%), 03/02/2028	466,402	0.2
753,594 (1)	Pacific Dental Services LLC, 03/15/2031	753,829	0.3
1,012,239	Phoenix Guarantor Inc, Tranche B-4 Term Loan, 8.095%, (TSFR1M+3.250%), 02/21/2031	1,010,847	0.5
153,788	Select Medical Corp, Tranche B-1 Term loan, 8.247%, (TSFR1M+3.000%), 03/08/2027	154,589	0.1
		5,444,107	2.5

See Accompanying Notes to Financial Statements

25

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Home Furnishings: 0.3%
671,077	Apx Group Inc, Initial Term Loan, 9.750%, (PRIME+1.750%), 07/10/2028	$672,149	0.3
	Industrial: 12.5%
910,411	AlixPartners LLP, Tranche B, 7.717%, (TSFR1M+2.500%), 02/04/2028	912,561	0.4
680,000	Alliance Laundry Systems LLC, Initial Term B Loans, 8.345%, (TSFR3M+3.500%), 08/09/2031	682,064	0.3
904,682	Allied Universal Holdco LLC, Term Loan Usd, 8.695%, (TSFR1M+3.750%), 05/15/2028	896,935	0.4
1,144,539	Altium Packaging LLC, 2024 Refinancing Term Loan, 7.345%, (TSFR1M+2.500%), 06/05/2031	1,142,393	0.5
59,700	Anticimex Inc, Facility B6, 8.252%, (SOFRRATE+3.400%), 11/16/2028	59,787	0.0
240,000 (1)	Arcosa, Inc., Term Loan, 08/12/2031	240,300	0.1
873,544	Belfor Holdings Inc, Initial Tranche B-1 Term Loan, 9.000%, (TSFR1M+3.750%), 11/01/2030	878,403	0.4
284	Bombardier Recreational Products Inc, 2024 Extended Term Loan, 7.595%, (TSFR1M+2.750%), 01/22/2031	284	0.0
358,171	Brown Group Holding LLC, Incremental Term B-2 Facility, 7.807%, (TSFR3M+2.750%), 07/01/2031	357,788	0.2
99,500	Chariot Buyer LLC, First Lien Amendment No.2 Term Loan, 8.345%, (TSFR1M+3.500%), 11/03/2028	99,492	0.0
569,500	Chart Industries, Inc., 2024 Term Loan B, 7.825%, (TSFR3M+7.825%), 03/18/2030	569,144	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
578,149	Clark Equipment Company, 2022 Term Loan B, 7.948%, (TSFR3M+2.500%), 04/20/2029	$578,992	0.3
728,289	Coherent Corp (f/k/a II-VI Incorporated), Term Loan B-1, 7.345%, (TSFR1M+7.345%), 07/02/2029	729,564	0.3
495,446	Conair Holdings LLC, First Lien Initial Term Loan, 8.710%, (US0006M+3.750%), 05/17/2028	455,707	0.2
160,000	Cornerstone Building Brands Inc, Tranche C Term Loans, 9.597%, (TSFR1M+9.597%), 05/15/2031	158,200	0.1
958,234	EMRLD Borrower LP, Initial Term B Loan, 7.557%, (TSFR3M+2.500%), 05/31/2030	957,486	0.4
788,517	Filtration Group Corporation, 2021 Incremental Term Loan, 8.861%, (TSFR1M+3.500%), 10/21/2028	789,551	0.4
817,296	Ingram Micro Inc, 2024 Term Loan B, 7.564%, (TSFR3M+7.564%), 09/18/2031	817,807	0.4
696,461	Kenan Advantage Group Inc (The), Term Loan B4, 8.095%, (TSFR1M+3.250%), 01/25/2029	696,461	0.3
296,882	Lsf11 Trinity Bidco, Inc., 2024 Term Loan B, 8.420%, (TSFR1M+3.500%), 06/14/2030	297,438	0.1
629,169	Madison Iaq LLC, Initial Term Loan, 7.889%, (TSFR6M+2.750%), 06/21/2028	629,598	0.3
165,000 (1)	Madison Safety & Flow LLC, Tlb, 09/30/2031	165,412	0.1
254,363	MI Windows and Doors LLC, 2024 Incremental Term Loans, 8.345%, (TSFR1M+3.500%), 03/28/2031	255,316	0.1

See Accompanying Notes to Financial Statements

26

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
232,650	Minimax Viking GmbH - MX Holdings US Inc, New B1D Facility, 4.960%, (TSFR1M+4.960%), 07/31/2028	$233,716	0.1
266,467	Ncr Atleos, LLC, Term B Loan, 10.102%, (TSFR3M+4.850%), 03/27/2029	268,841	0.1
463,838	Northstar Group Services Inc, Term B Loans, 10.014%, (TSFR6M+4.750%), 05/08/2030	466,519	0.2
335,000 (1)	Nvent Electric Public Limited Company, Term Loan B, 09/30/2031	335,105	0.2
788,099	Oscar AcquisitionCo LLC, Term B Loan, 8.854%, (TSFR3M+4.250%), 04/29/2029	779,726	0.4
470,000	Ovation Parent Inc, Initial Term Loan, 8.104%, (TSFR3M+8.104%), 04/21/2031	472,497	0.2
950,670	Pactiv Evergreen Group Holdings Inc., Tranch B-4 U.S. Term Loans, 7.747%, (TSFR1M+2.500%), 09/24/2028	951,562	0.4
633,024	Pre Paid Legal Services Inc, First Lien Initial Term Loans, 8.710%, (TSFR1M+3.750%), 12/15/2028	633,244	0.3
230,283	Pretium PKG Holdings Inc, Initial Third Amendment Tranche A-1 Term Loan (First Lien), 9.848%, (TSFR3M+4.600%), 10/02/2028	185,320	0.1
1,016,942	Pro Mach Group Inc, Refinancing Term Loan, 8.345%, (TSFR1M+8.345%), 08/31/2028	1,022,027	0.5
873,874	Quikrete Holdings Inc, Term Loan B (2029), 7.095%, (TSFR1M+2.250%), 03/19/2029	875,149	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
645,394	Refficiency Holdings LLC, 2021 Initial Term Loan, 8.445%, (TSFR1M+8.445%), 12/16/2027	$649,025	0.3
663,560	Service Logic Acquisition Inc, 2024 Term Loan B, 8.314%, (TSFR1M+8.314%), 10/29/2027	666,048	0.3
345,400	Smyrna Ready Mix Concrete LLC, New Term Loan B, 8.354%, (TSFR1M+3.500%), 04/02/2029	347,991	0.2
656,348	SPX Flow, Inc., Cov- Lite Tlb, 8.345%, (TSFR1M+3.500%), 04/05/2029	657,914	0.3
590,000 (1)	Third Coast Infrastructure, LLC, Term Loan B, 09/30/2030	587,050	0.3
966,753	TK Elevator Midco Gmbh, Facility (USD), 8.588%, (TSFR6M+3.500%), 04/30/2030	970,110	0.5
449,330	Transdigm Inc, Term Loan I, 7.354%, (TSFR3M+7.354%), 08/24/2028	449,680	0.2
417,903	Transdigm Inc, Tranche J Term Loan, 7.104%, (TSFR3M+7.104%), 02/28/2031	416,739	0.2
407,950	Transdigm Inc, Tranche K Term Loans, 7.354%, (TSFR3M+2.750%), 03/22/2030	408,375	0.2
215,000	Transdigm Inc, Tranche L Term Loans, 7.320%, (TSFR3M+7.320%), 01/05/2032	214,362	0.1
852,298	Trident TPI Holdings Inc, Tranche B-6 Term Loan, 8.604%, (TSFR3M+4.000%), 09/15/2028	854,477	0.4
181,088	Tutor Perini Corporation, Term Loan, 9.710%, (TSFR1M+4.750%), 08/18/2027	181,088	0.1
593,272	Vertex Aerospace Services Corp, 2023 Term Loan, 7.596%, (TSFR1M+2.750%), 12/06/2028	593,643	0.3

See Accompanying Notes to Financial Statements

27

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
599,541	Watlow Electric Manufacturing Company, Term Loan B, 9.264%, (TSFR3M+4.012%), 03/02/2028	$602,014	0.3
680,000	Wilsonart LLC, Initial Term Loans, 8.854%, (TSFR1M+4.250%), 07/25/2031	673,412	0.3
		26,866,317	12.5
	Insurance: 1.1%
1,014,101	Ima Financial Group, Inc., Initial Term Loan, 8.095%, (TSFR1M+3.750%), 10/16/2028	1,013,257	0.4
1,417,312	Sedgwick Claims Management Services Inc, 2024 Term Loan, 8.250%, (TSFR3M+3.750%), 07/31/2031	1,416,426	0.7
		2,429,683	1.1
	Leisure Good/Activities/Movies: 1.1%
762,013	24 Hour Fitness Worldwide Inc, Term Loan, 14.319%, (TSFR3M+2.000%), 09/29/2025	666,761	0.3
716,393	Cinemark USA Inc, Term Loan, 8.095%, (TSFR1M+3.250%), 05/24/2030	718,184	0.4
927,353	Playtika Holding Corp, Tranche B, 7.943%, (TSFR1M+2.750%), 03/13/2028	922,347	0.4
		2,307,292	1.1
	Lodging & Casinos: 1.1%
1,050,007	Fertitta Entertainment LLC, Initial B Term Loan, 8.847%, (TSFR1M+3.750%), 01/29/2029	1,047,827	0.5
605,369	Flynn Restaurant Group LP, 2021 New Term Loan, 9.210%, (TSFR1M+4.364%), 12/01/2028	608,396	0.3
693,041	Golden Entertainment Inc, Term B-1 Loan, 6.854%, (TSFR1M+2.250%), 05/28/2030	692,175	0.3
		2,348,398	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Oil & Gas: 0.5%
468,537	Medallion Midland Acquisition LLC, First Lient Term Loan, 8.314%, (TSFR3M+3.500%), 10/18/2028	$469,884	0.2
660,381	TransMontaigne Operating Company LP, Tranche B Term Loan, 8.460%, (TSFR1M+3.614%), 11/17/2028	662,239	0.3
		1,132,123	0.5
	Pipelines: 0.2%
415,000	Whitewater DBR Holdco LLC, Initial Term Loan, 7.354%, (TSFR3M+2.750%), 03/03/2031	415,259	0.2
	Radio & Television: 1.0%
793,098	DirectV Financing LLC, Closing Date Term Loan, 10.360%, (TSFR1M+5.114%), 08/02/2027	794,502	0.4
493,697	Gray Television Inc, Cov-Lite Tld, 8.315%, (TSFR1M+3.113%), 12/01/2028	456,901	0.2
940,915	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.195%, (TSFR1M+5.350%), 04/09/2029	917,686	0.4
		2,169,089	1.0
	Retailers (Except Food & Drug): 1.2%
1,221,521	Great Outdoors Group LLC, Term B-2 Loan, 9.110%, (TSFR1M+3.864%), 03/06/2028	1,222,538	0.6
151,427	Leslie's Poolmart Inc, Initial Term Loan, 7.710%, (TSFR1M+2.750%), 03/09/2028	147,121	0.1
296,779	Michaels Companies Inc (The), Term B Loan, 9.115%, (TSFR3M+4.512%), 04/15/2028	238,577	0.1

See Accompanying Notes to Financial Statements

28

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
945,473	Petco Health and Wellness Company Inc, First Lien Initial Term Loan, 8.115%, (TSFR3M+3.512%), 03/06/2028	900,695	0.4
		2,508,931	1.2
	Technology: 14.8%
794,683	Adeia Inc, 3rd Amendment Term Loan B, 7.961%, (TSFR1M+7.961%), 06/08/2028	796,173	0.4
780,000 (1)	Amazon Holdco Inc., Tlb, 07/30/2031	778,538	0.4
549,997	AMC Entertainment, 01/04/2029	550,426	0.3
195,000	Applied Systems Inc, Initial Term Loan (2024) (Second Lien), 9.854%, (TSFR3M+5.250%), 02/23/2032	201,195	0.1
713,980	Applied Systems Inc, Tranche B-1 Term Loan, 7.604%, (TSFR1M+3.000%), 02/24/2031	715,603	0.3
935,421	Applovin Corporation, 10Th Amendment Term Loan, 7.345%, (TSFR1M+2.500%), 10/25/2028	937,175	0.4
361,979	Applovin Corporation, 2030 Initial Term Loan, 7.345%, (TSFR1M+7.345%), 08/19/2030	362,234	0.2
530,000	Asurion LLC, Second Lien Term Loan B3, 10.210%, (TSFR1M+5.364%), 01/31/2028	499,052	0.2
860,000	BMC Software (Boxer/ Bladelogic), 2031 New First Lien Dollar Term Loan, 9.005%, (TSFR3M+9.005%), 07/30/2031	858,886	0.4
656,233	Capstone Borrower Inc, Term Loan B, 7.854%, (TSFR3M+7.854%), 06/17/2030	657,258	0.3
198,977	Cast & Crew Payroll LLC, First Lien Incremental Facility No 2 Incremental Term Loan, 8.595%, (TSFR1M+8.595%), 12/29/2028	199,634	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
1,163,287	Cloud Software Group Inc, Term Loan B, 9.335%, (TSFR3M+4.000%), 03/30/2029	$1,159,684	0.5
642,333	Connectwise, LLC, Initial Term Loan, 9.096%, (TSFR3M+3.762%), 09/29/2028	642,654	0.3
832,860	Constant Contact Inc, First Lien Initial Term Loan, 9.566%, (TSFR3M+4.262%), 02/10/2028	807,874	0.4
520,000 (1)	Darktrace Plc, Term Loan, 07/02/2031	512,362	0.2
605,000 (1)	Dragon Buyer, Inc., Tlb, 09/30/2031	602,883	0.3
705,827	Dun & Bradstreet Corporation (The), Incremental Term B-2, 7.605%, (TSFR1M+2.750%), 01/18/2029	706,213	0.3
622,708	ECI Macola / Max Holding LLC, 2024 Extending Term Loan, 9.085%, (TSFR3M+3.750%), 05/31/2030	624,988	0.3
430,000 (1)	Envestnet, Inc., Term Loan, 09/19/2031	428,925	0.2
147,979 (2)	Epicor Software
	Corporation, 2024 Delayed Draw Term Loan, 8.830%, (TSFR1M+3.500%), 05/30/2031	148,256	0.1
1,016,190	Epicor Software Corporation, Term E Loans, 8.095%, (TSFR1M+3.250%), 05/30/2031	1,018,096	0.5
425,000	Fortress Intermediate 3 Inc., Initial Term Loan, 8.595%, (TSFR1M+3.750%), 06/27/2031	424,601	0.2
660,090	Gainwell Acquisition Corp, Term B Loan, 8.704%, (US0006M+4.000%), 10/01/2027	629,767	0.3

See Accompanying Notes to Financial Statements

29

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
866,769	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2024 Incremental No. 2 Dollar Term Loan, 8.345%, (TSFR1M+8.345%), 12/01/2027	$870,019	0.4
466,610	Helios Software Holdings Inc, 2024 Dollar Term Loan, 8.354%, (TSFR3M+8.354%), 07/15/2030	465,054	0.2
323,375	Imagine Learning LLC, 2024 Term Loan, 8.345%, (TSFR1M+3.500%), 12/21/2029	323,635	0.1
905,000	Indy Us Bidco, LLC, Ninth Amend Dollar Term Loan, 9.595%, (TSFR1M+4.750%), 03/06/2028	903,491	0.4
645,213	Informatica LLC, 2024 Term Loan B, 7.095%, (TSFR1M+7.095%), 10/27/2028	645,347	0.3
380,000 (1)	Instructure Holdings Inc, Term Loan, 09/12/2031	377,546	0.2
243,775	Lorca Telecom Bidco S.A., Facility B4 Loan, 8.104%, (TSFR3M+3.500%), 03/25/2031	244,384	0.1
934,587	Mcafee Corp, Tranche B-1 Term Loan, 8.451%, (TSFR1M+8.451%), 03/01/2029	932,324	0.4
365,000	MH Sub I LLC, Second Lien Term Loan, 11.502%, (TSFR1M+6.250%), 09/15/2025	359,183	0.2
902,842	Mitchell International, Inc., Initial Term Loan, 8.095%, (TSFR1M+8.095%), 06/17/2031	890,788	0.4
988,349	MKS Instruments Inc, 2024-1 Dollar Term Loan B, 7.170%, (TSFR1M+7.170%), 08/17/2029	989,708	0.5
450,000	Modena Buyer LLC, Initial Term Loan, 9.104%, (TSFR3M+9.104%), 07/01/2031	431,719	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
415,000	Mosel Bidco (SE), Facility B (Usd) Loan, 9.104%, (TSFR3M+4.750%), 09/16/2030	$417,594	0.2
735,000 (1)	Neon Maple Purchaser Inc, Tranche B-1 Term Loan, 01/01/2040	727,650	0.3
1,002,788	Project Boost Purchaser LLC, 1L Intial Term Loan, 8.786%, (TSFR3M+3.500%), 07/16/2031	1,003,729	0.5
721,375	Project Ruby Ultimate Parent Corp, Incremental Term B-3 Loan, 8.460%, (TSFR1M+3.614%), 03/10/2028	722,187	0.3
470,940	Rackspace Finance, LLC, First Lien Term Loan, 7.982%, (TSFR1M+3.500%), 05/15/2028	263,334	0.1
795,897	RealPage Inc, First Lien Initial Term Loan, 7.960%, (TSFR1M+3.114%), 04/24/2028	773,513	0.4
543,888	Renaissance Holding Corp, Covenant- Lite First-Lien Term Loan, 9.095%, (TSFR1M+4.250%), 04/05/2030	544,290	0.2
592,010	Rocket Software Inc, Term Loan, 9.595%, (TSFR1M+4.750%), 11/28/2028	593,268	0.3
346,251	Skillsoft Finance II Inc, Initial Term Loan, 10.219%, (TSFR1M+5.364%), 07/14/2028	285,512	0.1
705,227	Skopima Consilio (FKA GI Consilio), First Lien Initial Term Loan, 9.361%, (TSFR1M+4.000%), 05/12/2028	705,062	0.3
616,900	SonicWall US Holdings Inc, 2023 Term Loan, 9.604%, (TSFR3M+5.000%), 05/18/2028	609,832	0.3
360,000 (1)	Thunder Genera, Tranche B, 09/29/2031	360,225	0.2

See Accompanying Notes to Financial Statements

30

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
1,243,669	UKG Inc, Term Loan B, 8.555%, (TSFR3M+3.500%), 02/10/2031	$1,245,164	0.6
242,866	Ultra Clean Holdings Inc, Term Loan First Lien, 8.345%, (TSFR1M+8.345%), 02/27/2028	244,181	0.1
396,358	Virtusa Corporation, Term B-2 Loan, 8.095%, (TSFR1M+8.095%), 02/15/2029	396,729	0.2
369,075	VS Buyer LLC, 2024 Refinancing Initial Term Loan, 8.347%, (TSFR1M+3.250%), 04/14/2031	369,844	0.2
530,351	Waystar Technologies Inc, Term Loan B, 7.595%, (TSFR1M+2.750%), 10/22/2029	532,340	0.2
363,181	World Wide Technology Holding Co LLC, 2024 Refinancing Term Loan, 7.815%, (TSFR1M+7.815%), 03/01/2030	364,543	0.2
		31,854,672	14.8
	Telecommunications: 0.9%
425,225	Cablevision Lightpath LLC, Initial Term Loan, 8.461%, (TSFR1M+3.250%), 11/30/2027	425,119	0.2
915,933	CCI Buyer Inc, First Lien Initial Term Loan, 8.604%, (TSFR3M+4.000%), 12/17/2027	915,818	0.4
750,000	Zayo Group Holdings Inc, Initial Dollar Term Loan, 8.217%, (TSFR1M+3.000%), 03/09/2027	686,328	0.3
		2,027,265	0.9
	Utilities: 1.3%
335,000 (1)	Alpha Generation LLC, Term Loan B, 09/30/2031	335,419	0.2
608,475	Bip Pipeco Holdings LLC, Term Loan, 7.818%, (TSFR3M+2.500%), 12/05/2030	609,616	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Utilities: (continued)
663,338	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 9.354%, (TSFR3M+4.750%), 05/01/2031	$670,800	0.3
530,000	Lightning Power, LLC, Initial Term B Loan, 8.346%, (TSFR3M+3.250%), 08/07/2031	531,730	0.2
687,794	NGL Energy Operating LLC, Term Loan, 8.595%, (TSFR1M+3.750%), 02/03/2031	685,472	0.3
		2,833,037	1.3
	Total Loans (Cost $207,406,506)	207,445,208	96.4
CORPORATE BONDS/NOTES: 6.7%
	Basic Materials: 0.7%
500,000 (3)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	506,120	0.3
500,000 (3)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	494,096	0.2
500,000 (3)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	464,389	0.2
		1,464,605	0.7
	Communications: 0.9%
500,000 (3)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	453,604	0.2
500,000 (3)	Stagwell Global LLC, 5.625%, 08/15/2029	483,794	0.3
500,000 (3)	Viasat, Inc., 5.625%, 04/15/2027	472,258	0.2
500,000 (3)	Viavi Solutions, Inc., 3.750%, 10/01/2029	454,211	0.2
		1,863,867	0.9
	Consumer, Cyclical: 1.3%
500,000 (3)	Gap, Inc., 3.875%, 10/01/2031	437,607	0.2
500,000 (3)	Lithia Motors, Inc., 4.375%, 01/15/2031	465,639	0.2
500,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	513,989	0.3
500,000 (3)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	509,174	0.2
500,000 (3)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	446,221	0.2

See Accompanying Notes to Financial Statements

31

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000 (3)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	$500,723	0.2
		2,873,353	1.3
	Consumer, Non-cyclical: 1.5%
500,000 (3)	ADT Security Corp., 4.125%, 08/01/2029	478,029	0.2
500,000 (3)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	485,398	0.2
500,000 (3)	DaVita, Inc., 4.625%, 06/01/2030	477,018	0.2
500,000 (3)	Embecta Corp., 5.000%, 02/15/2030	460,791	0.2
500,000 (3)	Post Holdings, Inc., 4.625%, 04/15/2030	478,862	0.2
500,000 (3)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	479,909	0.2
500,000 (3)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	486,432	0.3
		3,346,439	1.5
	Energy: 0.7%
500,000 (3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	502,879	0.3
500,000 (3)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	487,805	0.2
500,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	481,095	0.2
		1,471,779	0.7
	Financial: 0.9%
500,000 (3)	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031	490,343	0.2
500,000	OneMain Finance Corp., 5.375%, 11/15/2029	480,906	0.2
500,000 (3)	PRA Group, Inc., 5.000%, 10/01/2029	460,417	0.2
500,000 (3)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	497,165	0.3
		1,928,831	0.9
	Industrial: 0.4%
500,000 (3)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	489,304	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000 (3)	Standard Industries, Inc., 4.750%, 01/15/2028	$490,177	0.2
		979,481	0.4
	Technology: 0.3%
550,000 (3)	Entegris Escrow Corp., 5.950%, 06/15/2030	560,701	0.3

	Total Corporate Bonds/ Notes (Cost $14,082,753)	14,489,056	6.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.1%
	Business Equipment & Services: 0.0%
30,272 (4)	Yak Access LLC Series A	68,113	0.0
5,388 (4)	Yak Access LLC Series B	12,124	0.0
		80,237	0.0
	Communication Services: 0.0%
32,597 (5)	Cumulus Media, Inc. — Class A	42,702	0.0

	Consumer Discretionary: 0.1%
408,271 (4)	24 Hour Fitness Worldwide, Inc.	4,083	0.0
42,856 (4)	Anchor Hocking Holdings	428	0.0
188 (4)	Travelport Tech Ltd.	133,480	0.1
		137,991	0.1
	Consumer Staples: 0.0%
5,913,978 (4)	Save-A-Lot, Inc./Moran Foods	—	0.0
	Total Common Stock (Cost $2,039,237)	260,930	0.1

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
544,388 (4)	24 Hour Fitness Worldwide, Inc.	272	0.0
	Total Preferred Stock (Cost $653,781)	272	0.0
	Total Long-Term Investments (Cost $224,182,277)	222,195,466	103.2

See Accompanying Notes to Financial Statements

32

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
2,493,845 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $2,493,845)	$2,493,845	1.2

	Total Short-Term Investments (Cost $2,493,845)	$2,493,845	1.2
	Total Investments in Securities (Cost $226,676,122)	$224,689,311	104.4
	Liabilities in Excess of Other Assets	(9,404,698)	(4.4)
	Net Assets	$215,284,613	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0006M	6-month LIBOR

See Accompanying Notes to Financial Statements

33

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	September 30,
	(Level 1)	(Level 2)	(Level 3)	2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$80,237	$80,237
Communication Services	42,702	—	—	42,702
Consumer Discretionary	—	—	137,991	137,991
Consumer Staples	—	—	—	—
Total Common Stock	42,702	—	218,228	260,930
Bank Loans	—	207,445,208	—	207,445,208
Corporate Bonds/Notes	—	14,489,056	—	14,489,056
Preferred Stock	—	—	272	272
Short-Term Investments	2,493,845	—	—	2,493,845
Total Investments, at fair value	$2,536,547	$221,934,264	$218,500	$224,689,311

* See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $227,270,651.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,556,233
Gross Unrealized Depreciation	(3,647,804)
Net Unrealized Depreciation	$(2,091,571)

See Accompanying Notes to Financial Statements

34

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

163061 (0924)

Semi-Annual Financial Statements and Other Information

September 30, 2024

Classes A, C, I, R, R6 and W

Fixed-Income Funds

■	Voya GNMA Income Fund	■	Voya Short Duration Bond Fund (Formerly, Voya Short Term Bond Fund)
■	Voya High Yield Bond Fund	■	Voya Short Duration High Income Fund
■	Voya Intermediate Bond Fund	■	Voya Strategic Income Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Statements of Assets and Liabilities	1
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	18
Portfolios of Investments	39

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,594,716,967	$412,325,918	$9,011,716,623
Short-term investments at fair value†	10,235,009	66,210,529	789,108,859
Cash	8,401	122,668	2,193,103
Cash collateral for futures contracts	4,485,300	—	39,808,475
Cash pledged for centrally cleared swaps (Note 2)	—	—	17,350,000
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	1,268,800
Receivables:
Investment securities sold	19,057,359	3,459,550	113,399,635
Investment securities sold on a delayed-delivery or when-issued basis	34,735,681	—	—
Fund shares sold	4,287,673	54,322	57,939,953
Dividends	—	6,456	128,483
Interest	4,318,007	6,688,632	67,092,999
Variation margin on futures contracts	1,044,444	—	—
Variation margin on centrally cleared swaps	—	—	1,650,145
Unrealized appreciation on forward premium swaptions	—	—	6,361,686
Prepaid expenses	64,851	46,830	156,856
Reimbursement due from Investment Adviser	52,615	—	—
Other assets	52,108	22,587	223,123
Total assets	1,673,058,415	488,937,492	10,108,398,740

LIABILITIES:
Income distribution payable	3,736,953	107,862	38,392,574
Payable for investment securities purchased	3,702,123	7,631,387	437,175,259
Payable for investment securities purchased on a delayed-delivery or when-issued basis	391,189,920	—	94,564,389
Payable for fund shares redeemed	1,282,062	432,960	11,546,798
Payable upon receipt of securities loaned	—	59,521,509	152,601,345
Sales commitments^^^	15,037,847	—	—
Unrealized depreciation on forward premium swaptions	—	—	193,956
Unrealized depreciation on OTC swap agreements	—	—	634,953
Variation margin payable on futures contracts	—	—	7,102,820
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	626,420	—	192,344
Cash received as collateral for OTC derivatives (Note 2)	—	—	5,940,000
Payable for investment management fees	442,400	194,197	2,022,974
Payable for distribution and shareholder service fees	71,721	12,015	96,924
Payable to trustees under the deferred compensation plan (Note 6)	52,108	22,587	223,123
Payable for trustee fees	3,070	1,042	21,483
Other accrued expenses and liabilities	320,408	218,367	853,314
Written options, at fair value^	—	—	447,217
Total liabilities	416,465,032	68,141,926	752,009,473
NET ASSETS	$1,256,593,383	$420,795,566	$9,356,389,267

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (unaudited)(continued)

		Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,441,448,277	$463,444,231	$10,540,604,184
Total distributable loss		(184,854,894)	(42,648,665)	(1,184,214,917)
NET ASSETS		$1,256,593,383	$420,795,566	$9,356,389,267

+	Including securities loaned at value	$—	$57,911,232	$148,002,691
*	Cost of investments in securities	$1,677,765,842	$401,351,633	$9,131,074,181
†	Cost of short-term investments	$10,233,168	$66,211,082	$789,153,731
^	Premiums received on written options	$—	$—	$1,350,891
^^^	Proceeds receivable from sales commitments	$15,305,856	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (unaudited)(continued)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
Class A
Net assets	$314,417,463	$34,078,173	$227,009,547
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	41,574,989	4,843,700	25,318,693
Net asset value and redemption price per share†	$7.56	$7.04	$8.97
Maximum offering price per share (2.50%)(1)	$7.75	$7.22	$9.20
Class C
Net assets	$8,820,137	$5,825,014	$6,817,041
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,172,227	828,711	761,455
Net asset value and redemption price per share†	$7.52	$7.03	$8.95
Class I
Net assets	$853,435,023	$143,389,819	$6,259,041,115
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	112,642,202	20,432,950	697,604,505
Net asset value and redemption price per share	$7.58	$7.02	$8.97
Class R
Net assets	n/a	$334,502	$107,619,142
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	47,544	11,987,304
Net asset value and redemption price per share	n/a	$7.04	$8.98
Class R6
Net assets	$30,189,681	$195,481,026	$2,661,271,067
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,983,943	27,789,936	296,457,612
Net asset value and redemption price per share	$7.58	$7.03	$8.98
Class W
Net assets	$49,731,079	$41,687,032	$94,631,355
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,552,881	5,916,519	10,563,125
Net asset value and redemption price per share	$7.59	$7.05	$8.96

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

	Voya Short Duration Bond Fund	Voya Short Duration High Income Fund	Voya Strategic Income Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$575,208,864	$182,204,289	$1,851,741,993
Short-term investments at fair value†	65,003,116	25,140,094	363,294,150
Cash	27,294	—	2,812,279
Cash collateral for futures contracts	1,281,679	—	3,498,750
Cash pledged for centrally cleared swaps (Note 2)	—	—	8,096,846
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	393,200
Foreign currencies at value‡	—	—	246,207
Receivables:
Investment securities sold	4,612,450	2,744,447	15,365,269
Investment securities sold on a delayed-delivery or when-issued basis	—	—	144,612,906
Fund shares sold	2,289,800	1,466,886	10,691,261
Dividends	31,724	42,565	73,831
Interest	3,793,220	3,361,907	16,468,204
Variation margin on centrally cleared swaps	—	—	768,507
Unrealized appreciation on forward foreign currency contracts	—	—	3,209,955
Unrealized appreciation on forward premium swaptions	—	—	2,835,589
Unrealized appreciation on OTC swap agreements	—	—	22,920
Prepaid expenses	46,226	42,601	139,820
Reimbursement due from Investment Adviser	1,957	13,009	—
Other assets	7,468	318	39,328
Total assets	652,303,798	215,016,116	2,424,311,015

LIABILITIES:
Income distribution payable	2,191,086	1,264,051	9,382,087
Payable for investment securities purchased	19,347,018	512,500	157,752,008
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	—	134,664,587
Payable for fund shares redeemed	351,046	13,964,732	3,051,717
Payable upon receipt of securities loaned	10,953,041	15,196,446	47,617,247
Sales commitments^^^	—	—	13,854,731
Unrealized depreciation on forward foreign currency contracts	—	—	2,644,433
Unrealized depreciation on forward premium swaptions	—	—	87,698
Unrealized depreciation on OTC swap agreements	—	—	297,277
Variation margin payable on futures contracts	230,444	—	591,472
Cash received as collateral for OTC derivatives (Note 2)	—	—	4,330,000
Payable for investment management fees	112,901	80,771	814,340
Payable for distribution and shareholder service fees	751	6,031	43,839
Payable to trustees under the deferred compensation plan (Note 6)	7,468	318	39,328
Payable for trustee fees	1,339	397	4,818
Other accrued expenses and liabilities	70,562	22,214	450,650
Unfunded loan commitments (Note 10)	—	—	289,808
Written options, at fair value^	—	—	200,898
Total liabilities	33,265,656	31,047,460	376,116,938
NET ASSETS	$619,038,142	$183,968,656	$2,048,194,077

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)(continued)

		Voya Short Duration Bond Fund	Voya Short Duration High Income Fund	Voya Strategic Income Opportunities Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$642,875,494	$179,514,565	$2,301,067,630
Total distributable earnings (loss)		(23,837,352)	4,454,091	(252,873,553)
NET ASSETS		$619,038,142	$183,968,656	$2,048,194,077

+	Including securities loaned at value	$10,656,615	$14,699,649	$46,341,631
*	Cost of investments in securities	$570,567,711	$179,053,915	$1,881,655,336
†	Cost of short-term investments	$65,005,272	$25,140,094	$363,277,395
‡	Cost of foreign currencies	$—	$—	$237,983
^	Premiums received on written options	$—	$—	$703,246
^^^	Proceeds receivable from sales commitments	$—	$—	$13,961,696

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)(continued)

	Voya Short Duration Bond Fund	Voya Short Duration High Income Fund	Voya Strategic Income Opportunities Fund
Class A
Net assets	$3,268,496	$16,297,524	$64,814,128
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	346,207	1,579,904	6,954,536
Net asset value and redemption price per share†	$9.44	$10.32	$9.32
Maximum offering price per share (2.50%)(1)	$9.68	$10.58	$9.56
Class C
Net assets	$83,537	$3,256,285	$32,058,420
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	8,842	311,906	3,491,096
Net asset value and redemption price per share†	$9.45	$10.44	$9.18
Class I
Net assets	$39,359,708	$141,476,058	$1,612,494,188
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,173,150	13,716,897	172,859,591
Net asset value and redemption price per share	$9.43	$10.31	$9.33
Class R
Net assets	$36,154	n/a	$15,965,519
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	3,816	n/a	1,726,990
Net asset value and redemption price per share	$9.47	n/a	$9.24
Class R6
Net assets	$567,574,579	$22,938,789	$306,371,169
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	60,110,056	2,223,935	32,940,280
Net asset value and redemption price per share	$9.44	$10.31	$9.30
Class W
Net assets	$8,715,668	n/a	$16,490,653
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	920,507	n/a	1,773,646
Net asset value and redemption price per share	$9.47	n/a	$9.30

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2024 (unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
INVESTMENT INCOME:
Dividends	$—	$23,003	$156,455
Interest	24,883,690	15,520,328	206,438,471
Securities lending income, net	—	134,225	980,246
Other	2,693	939	18,457
Total investment income	24,886,383	15,678,495	207,593,629
EXPENSES:
Investment management fees	2,746,473	1,274,395	11,629,338
Distribution and shareholder service fees:
Class A	390,111	42,787	285,861
Class C	46,538	29,589	33,025
Class R	—	799	263,579
Transfer agent fees:
Class A	208,615	25,239	168,699
Class C	6,223	4,364	4,870
Class I	393,982	48,177	1,376,153
Class R	—	235	77,752
Class R6	30	480	12,583
Class W	32,740	31,009	70,506
Shareholder reporting expense	40,120	6,195	104,725
Registration fees	76,326	48,940	99,823
Professional fees	64,818	18,037	237,160
Custody and accounting expense	122,062	21,265	505,050
Trustee fees	15,348	5,209	107,416
Miscellaneous expense	38,112	19,560	257,583
Total expenses	4,181,498	1,576,280	15,234,123
Waived and reimbursed fees	(317,097)	(104,462)	—
Net expenses	3,864,401	1,471,818	15,234,123
Net investment income	21,021,982	14,206,677	192,359,506
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,550,371	(6,366,797)	(23,085,384)
Forward foreign currency contracts	—	—	(13,962)
Foreign currency related transactions	—	—	16,658
Futures	(8,766,067)	—	47,156,165
Swaps	—	—	1,953,689
Written options	—	—	2,536,039
Net realized gain (loss)	3,784,304	(6,366,797)	28,563,205
Net change in unrealized appreciation (depreciation) on:
Investments	39,878,257	14,399,281	297,820,302
Forward foreign currency contracts	—	—	(5,206)
Foreign currency related transactions	—	—	23,952
Futures	787,994	—	(14,395,900)
Swaps	—	—	(13,570,242)
Written options	—	—	(1,055,231)
Sales commitments	143,314	—	—
Net change in unrealized appreciation (depreciation)	40,809,565	14,399,281	268,817,675
Net realized and unrealized gain	44,593,869	8,032,484	297,380,880
Increase in net assets resulting from operations	$65,615,851	$22,239,161	$489,740,386

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2024 (unaudited)

	Voya Short Duration Bond Fund	Voya Short Duration High Income Fund	Voya Strategic Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$52,729	$280,045	$238,872
Interest	13,667,302	6,412,524	59,104,922
Securities lending income, net	19,811	89,359	102,036
Other	1,179	312	4,090
Total investment income	13,741,021	6,782,240	59,449,920
EXPENSES:
Investment management fees	671,373	381,760	4,830,006
Distribution and shareholder service fees:
Class A	4,815	18,689	79,020
Class C	411	9,646	161,086
Class R	83	—	39,739
Transfer agent fees:
Class A	1,638	443	18,288
Class C	35	61	9,329
Class I	11,389	16,334	599,880
Class R	14	—	4,600
Class R6	491	117	274
Class W	4,000	—	4,843
Shareholder reporting expense	1,731	2,747	48,495
Registration fees	47,074	35,124	132,418
Professional fees	18,464	8,431	56,725
Custody and accounting expense	61,600	8,414	179,900
Trustee fees	6,696	1,983	24,088
Miscellaneous expense	19,510	7,252	66,323
Total expenses	849,324	491,001	6,255,014
Waived and recouped fees	(19,437)	9,096	—
Net expenses	829,887	500,097	6,255,014
Net investment income	12,911,134	6,282,143	53,194,906
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,486,107	815,969	(25,310,679)
Forward foreign currency contracts	—	—	(671,881)
Foreign currency related transactions	—	—	(11,967)
Futures	22,880	—	765,972
Swaps	279,486	—	(2,793,515)
Written options	185,596	—	2,766,413
Net realized gain (loss)	1,974,069	815,969	(25,255,657)
Net change in unrealized appreciation (depreciation) on:
Investments	6,718,336	2,637,031	63,263,215
Forward foreign currency contracts	—	—	1,771,546
Foreign currency related transactions	—	—	723
Futures	686,403	—	2,801,376
Swaps	—	—	(4,190,332)
Written options	—	—	(1,464,325)
Sales commitments	—	—	551,156
Net change in unrealized appreciation (depreciation)	7,404,739	2,637,031	62,733,359
Net realized and unrealized gain	9,378,808	3,453,000	37,477,702
Increase in net assets resulting from operations	$22,289,942	$9,735,143	$90,672,608

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$21,021,982	$44,514,711	$14,206,677	$31,480,157
Net realized gain (loss)	3,784,304	(7,538,616)	(6,366,797)	(21,607,148)
Net change in unrealized appreciation (depreciation)	40,809,565	(21,722,086)	14,399,281	34,044,141
Increase in net assets resulting from operations	65,615,851	15,254,009	22,239,161	43,917,150

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,361,506)	(12,123,296)	(1,086,293)	(2,259,494)
Class C	(124,829)	(380,277)	(165,568)	(347,258)
Class I	(15,519,693)	(31,637,063)	(4,783,398)	(12,955,684)
Class R	—	—	(9,735)	(16,515)
Class R6	(564,908)	(1,386,386)	(6,498,101)	(12,562,699)
Class W	(903,087)	(2,495,272)	(1,386,836)	(3,810,308)
Total distributions	(22,474,023)	(48,022,294)	(13,929,931)	(31,951,958)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	174,587,853	567,140,914	71,021,638	254,267,728
Reinvestment of distributions	19,132,743	41,021,431	13,009,636	30,358,921
	193,720,596	608,162,345	84,031,274	284,626,649
Cost of shares redeemed	(247,063,024)	(635,223,162)	(147,163,931)	(205,422,210)
Net increase (decrease) in net assets resulting from capital share transactions	(53,342,428)	(27,060,817)	(63,132,657)	79,204,439
Net increase (decrease) in net assets	(10,200,600)	(59,829,102)	(54,823,427)	91,169,631

NET ASSETS:
Beginning of year or period	1,266,793,983	1,326,623,085	475,618,993	384,449,362
End of year or period	$1,256,593,383	$1,266,793,983	$420,795,566	$475,618,993

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Fund		Voya Short Duration Bond Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$192,359,506	$332,052,550	$12,911,134	$23,300,468
Net realized gain (loss)	28,563,205	(217,976,060)	1,974,069	(7,585,245)
Net change in unrealized appreciation (depreciation)	268,817,675	177,319,087	7,404,739	7,075,042
Increase in net assets resulting from operations	489,740,386	291,395,577	22,289,942	22,790,265

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(5,038,524)	(8,809,565)	(86,294)	(239,790)
Class C	(120,709)	(245,467)	(1,536)	(3,665)
Class I	(135,101,538)	(222,485,923)	(836,142)	(1,493,293)
Class R	(2,190,877)	(3,933,902)	(705)	(1,092)
Class R6	(60,774,767)	(101,531,654)	(11,745,703)	(21,319,070)
Class W	(2,223,130)	(3,486,173)	(222,663)	(487,725)
Total distributions	(205,449,545)	(340,492,684)	(12,893,043)	(23,544,635)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,501,487,421	2,506,939,881	170,289,909	282,224,676
Reinvestment of distributions	178,521,193	298,308,043	12,847,007	23,449,458
	1,680,008,614	2,805,247,924	183,136,916	305,674,134
Cost of shares redeemed	(1,108,762,836)	(1,929,067,994)	(125,757,623)	(143,991,340)
Net increase in net assets resulting from capital share transactions	571,245,778	876,179,930	57,379,293	161,682,794
Net increase in net assets	855,536,619	827,082,823	66,776,192	160,928,424

NET ASSETS:
Beginning of year or period	8,500,852,648	7,673,769,825	552,261,950	391,333,526
End of year or period	$9,356,389,267	$8,500,852,648	$619,038,142	$552,261,950

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Short Duration High Income Fund		Voya Strategic Income Opportunities Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$6,282,143	$4,559,769	$53,194,906	$93,394,865
Net realized gain (loss)	815,969	535,877	(25,255,657)	(77,746,487)
Net change in unrealized appreciation (depreciation)	2,637,031	804,480	62,733,359	108,796,787
Increase in net assets resulting from operations	9,735,143	5,900,126	90,672,608	124,445,165

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(574,744)	(900,991)	(1,707,787)	(3,313,843)
Class C	(66,643)	(2,750)	(749,589)	(1,541,527)
Class I	(4,710,934)	(2,532,932)	(43,180,150)	(77,401,507)
Class R	—	—	(409,567)	(841,060)
Class R6	(929,735)	(1,172,298)	(7,812,812)	(5,783,413)
Class W	—	—	(472,654)	(880,392)
Total distributions	(6,282,056)	(4,608,971)	(54,332,559)	(89,761,742)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	91,384,354	111,077,076	312,448,820	747,508,298
Reinvestment of distributions	6,094,730	4,530,308	50,284,245	81,532,765
	97,479,084	115,607,384	362,733,065	829,041,063
Cost of shares redeemed	(52,266,913)	(7,326,326)	(200,116,138)	(873,990,211)
Net increase (decrease) in net assets resulting from capital share transactions	45,212,171	108,281,058	162,616,927	(44,949,148)
Net increase (decrease) in net assets	48,665,258	109,572,213	198,956,976	(10,265,725)

NET ASSETS:
Beginning of year or period	135,303,398	25,731,185	1,849,237,101	1,859,502,826
End of year or period	$183,968,656	$135,303,398	$2,048,194,077	$1,849,237,101

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya GNMA Income Fund
Class A
09-30-24+	7.30	0.12	•	0.27	0.39	0.13	—		—	0.13	—	7.56	5.36	0.89	0.84	0.84	3.20	314,417	238
03-31-24	7.47	0.23	•	(0.15)	0.08	0.25	—		—	0.25	—	7.30	1.20	0.86	0.84	0.84	3.23	317,375	495
03-31-23	8.03	0.16	•	(0.53)	(0.37)	0.19	—		—	0.19	—	7.47	(4.53)	0.83	0.84	0.84	2.17	389,829	353
03-31-22	8.50	0.04	•	(0.40)	(0.36)	0.10	—		0.01	0.11	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
03-31-21	8.58	0.07	•	0.02	0.09	0.14	—		0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
03-31-20	8.36	0.18	•	0.27	0.45	0.23	—		—	0.23	—	8.58	5.43	0.93	0.92	0.92	2.12	493,737	421
Class C
09-30-24+	7.26	0.09	•	0.27	0.36	0.10	—		—	0.10	—	7.52	4.98	1.64	1.59	1.59	2.46	8,820	238
03-31-24	7.43	0.18	•	(0.15)	0.03	0.20	—		—	0.20	—	7.26	0.44	1.61	1.59	1.59	2.48	10,785	495
03-31-23	7.99	0.10	•	(0.52)	(0.42)	0.14	—		—	0.14	—	7.43	(5.28)	1.58	1.59	1.59	1.39	17,679	353
03-31-22	8.46	(0.03	)•	(0.40)	(0.43)	0.03	—		0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
03-31-21	8.53	0.01	•	0.03	0.04	0.08	—		0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
03-31-20	8.31	0.12	•	0.26	0.38	0.16	—		—	0.16	—	8.53	4.66	1.68	1.67	1.67	1.37	47,577	421
Class I
09-30-24+	7.31	0.13	•	0.28	0.41	0.14	—		—	0.14	—	7.58	5.65	0.60	0.54	0.54	3.50	853,435	238
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.39	0.59	0.54	0.54	3.53	861,582	495
03-31-23	8.04	0.19	•	(0.52)	(0.33)	0.22	—		—	0.22	—	7.49	(4.11)	0.56	0.54	0.54	2.48	822,846	353
03-31-22	8.52	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
03-31-21	8.59	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
03-31-20	8.37	0.21	•	0.26	0.47	0.25	—		—	0.25	—	8.59	5.75	0.67	0.62	0.62	2.42	604,194	421
Class R6
09-30-24+	7.31	0.13	•	0.28	0.41	0.14	—		—	0.14	—	7.58	5.68	0.50	0.50	0.50	3.54	30,190	238
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.44	0.50	0.50	0.50	3.58	28,497	495
03-31-23	8.05	0.19	•	(0.53)	(0.34)	0.22	—		—	0.22	—	7.49	(4.21)	0.49	0.49	0.49	2.57	29,707	353
03-31-22	8.52	0.07	•	(0.41)	(0.34)	0.12	—		0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
07-31-20(4)- 03-31-21	8.58	0.04	•	0.02	0.06	0.09	—		0.03	0.11	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
09-30-24+	7.32	0.13	•	0.28	0.41	0.14	—		—	0.14	—	7.59	5.62	0.64	0.59	0.59	3.45	49,731	238
03-31-24	7.50	0.25	•	(0.16)	0.09	0.27	—		—	0.27	—	7.32	1.34	0.61	0.59	0.59	3.48	48,555	495
03-31-23	8.05	0.18	•	(0.52)	(0.34)	0.21	—		—	0.21	—	7.50	(4.15)	0.58	0.59	0.59	2.36	66,562	353
03-31-22	8.53	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
03-31-21	8.60	0.09	•	0.04	0.13	0.17	—		0.03	0.20	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
03-31-20	8.38	0.20	•	0.27	0.47	0.25	—		—	0.25	—	8.60	5.69	0.68	0.67	0.67	2.38	155,915	421
Voya High Yield Bond Fund
Class A
09-30-24+	6.88	0.22	•	0.16	0.38	0.22	—		—	0.22	—	7.04	5.62	1.06	1.01	1.01	6.49	34,078	40
03-31-24	6.73	0.42	•	0.16	0.58	0.43	—		—	0.43	—	6.88	8.89	1.09	1.04	1.04	6.24	35,358	62
03-31-23	7.58	0.37	•	(0.77)	(0.40)	0.36	0.09		—	0.45	—	6.73	(5.07)	1.08	1.07	1.07	5.46	38,546	70
03-31-22	7.99	0.36	•	(0.40)	(0.04)	0.37	0.00	*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
03-31-21	7.02	0.38	•	0.99	1.37	0.38	—		0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
03-31-20	7.86	0.39	•	(0.81)	(0.42)	0.42	—		—	0.42	—	7.02	(5.76)	1.10	1.10	1.10	4.97	44,060	57
Class C
09-30-24+	6.87	0.20	•	0.15	0.35	0.19	—		—	0.19	—	7.03	5.23	1.81	1.76	1.76	5.74	5,825	40
03-31-24	6.72	0.37	•	0.16	0.53	0.38	—		—	0.38	—	6.87	8.08	1.84	1.79	1.79	5.49	5,982	62
03-31-23	7.58	0.32	•	(0.77)	(0.45)	0.32	0.09		—	0.41	—	6.72	(5.87)	1.83	1.82	1.82	4.69	6,562	70
03-31-22	7.99	0.30	•	(0.40)	(0.10)	0.31	0.00	*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund (continued)
Class C (continued)
03-31-21	7.02	0.32	•	0.99	1.31	0.32	—		0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
03-31-20	7.86	0.34	•	(0.82)	(0.48)	0.36	—		—	0.36	—	7.02	(6.47)	1.85	1.85	1.85	4.23	11,215	57
Class I
09-30-24+	6.86	0.23	•	0.16	0.39	0.23	—		—	0.23	—	7.02	5.81	0.73	0.68	0.68	6.82	143,390	40
03-31-24	6.71	0.44	•	0.16	0.60	0.45	—		—	0.45	—	6.86	9.28	0.75	0.70	0.70	6.59	193,044	62
03-31-23	7.57	0.40	•	(0.78)	(0.38)	0.39	0.09		—	0.48	—	6.71	(4.83)	0.73	0.72	0.72	5.82	188,736	70
03-31-22	7.98	0.39	•	(0.40)	(0.01)	0.40	0.00	*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
03-31-21	7.01	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
03-31-20	7.85	0.42	•	(0.81)	(0.39)	0.45	—		—	0.45	—	7.01	(5.45)	0.75	0.75	0.75	5.32	68,214	57
Class R
09-30-24+	6.88	0.22	•	0.15	0.37	0.21	—		—	0.21	—	7.04	5.49	1.31	1.26	1.26	6.24	335	40
03-31-24	6.73	0.40	•	0.16	0.56	0.41	—		—	0.41	—	6.88	8.62	1.34	1.29	1.29	6.00	297	62
03-31-23	7.59	0.36	•	(0.78)	(0.42)	0.35	0.09		—	0.44	—	6.73	(5.38)	1.33	1.32	1.32	5.26	256	70
03-31-22	8.00	0.34	•	(0.40)	(0.06)	0.35	0.00	*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
03-31-21	7.03	0.36	•	0.99	1.35	0.36	—		0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
03-31-20	7.87	0.37	•	(0.81)	(0.44)	0.40	—		—	0.40	—	7.03	(5.99)	1.35	1.35	1.35	4.72	684	57
Class R6
09-30-24+	6.88	0.24	•	0.14	0.38	0.23	—		—	0.23	—	7.03	5.69	0.67	0.62	0.62	6.89	195,481	40
03-31-24	6.73	0.45	•	0.15	0.60	0.45	—		—	0.45	—	6.88	9.34	0.68	0.63	0.63	6.69	197,092	62
03-31-23	7.59	0.40	•	(0.77)	(0.37)	0.40	0.09		—	0.49	—	6.73	(4.74)	0.67	0.66	0.66	5.94	93,175	70
03-31-22	8.00	0.40	•	(0.41)	(0.01)	0.40	0.00	*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
03-31-21	7.02	0.41	•	1.00	1.41	0.41	—		0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
03-31-20	7.87	0.43	•	(0.82)	(0.39)	0.46	—		—	0.46	—	7.02	(5.49)	0.69	0.69	0.69	5.44	125,036	57
Class W
09-30-24+	6.89	0.23	•	0.16	0.39	0.23	—		—	0.23	—	7.05	5.75	0.81	0.76	0.76	6.74	41,687	40
03-31-24	6.74	0.44	•	0.15	0.59	0.44	—		—	0.44	—	6.89	9.16	0.84	0.79	0.79	6.46	43,846	62
03-31-23	7.60	0.39	•	(0.77)	(0.38)	0.39	0.09		—	0.48	—	6.74	(4.88)	0.83	0.82	0.82	5.70	57,159	70
03-31-22	8.00	0.38	•	(0.39)	(0.01)	0.39	0.00	*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
03-31-21	7.03	0.40	•	0.99	1.39	0.40	—		0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
03-31-20	7.87	0.41	•	(0.81)	(0.40)	0.44	—		—	0.44	—	7.03	(5.51)	0.85	0.85	0.85	5.22	138,971	57
Voya Intermediate Bond Fund
Class A
09-30-24+	8.67	0.18	•	0.31	0.49	0.19	—		—	0.19	—	8.97	5.77	0.70	0.70	0.70	4.12	227,010	77	††
03-31-24	8.74	0.33	•	(0.06)	0.27	0.34	—		—	0.34	—	8.67	3.17	0.72	0.72	0.72	3.82	223,398	277	††
03-31-23	9.55	0.26	•	(0.82)	(0.56)	0.25	—		—	0.25	—	8.74	(5.82)	0.72	0.72	0.72	2.93	245,387	247	††
03-31-22	10.25	0.20	•	(0.66)	(0.46)	0.22	—		0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222	††
03-31-21	10.11	0.25	•	0.38	0.63	0.29	0.17		0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159	††
03-31-20	10.02	0.30		0.13	0.43	0.33	0.01		—	0.34	—	10.11	4.29	0.69	0.69	0.69	2.88	451,338	253	††
Class C
09-30-24+	8.66	0.15	•	0.30	0.45	0.16	—		—	0.16	—	8.95	5.26	1.45	1.45	1.45	3.37	6,817	77	††
03-31-24	8.72	0.26	•	(0.05)	0.21	0.27	—		—	0.27	—	8.66	2.52	1.47	1.47	1.47	3.06	7,103	277	††
03-31-23	9.53	0.19	•	(0.81)	(0.62)	0.19	—		—	0.19	—	8.72	(6.54)	1.47	1.47	1.47	2.17	9,687	247	††
03-31-22	10.23	0.12	•	(0.66)	(0.54)	0.14	—		0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222	††
03-31-21	10.09	0.17	•	0.38	0.55	0.21	0.17		0.03	0.41	—	10.23	5.34	1.45	1.45	1.45	1.62	22,702	159	††
03-31-20	10.01	0.21		0.14	0.35	0.26	0.01		—	0.27	—	10.90	3.41	1.44	1.44	1.44	2.06	25,556	253	††
Class I
09-30-24+	8.68	0.20	•	0.30	0.50	0.21	—		—	0.21	—	8.97	5.83	0.35	0.35	0.35	4.47	6,259,041	77	††
03-31-24	8.74	0.36	•	(0.05)	0.31	0.37	—		—	0.37	—	8.68	3.66	0.34	0.34	0.34	4.21	5,613,853	277	††
03-31-23	9.55	0.29	•	(0.82)	(0.53)	0.28	—		—	0.28	—	8.74	(5.51)	0.36	0.36	0.36	3.29	4,938,036	247	††

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Fund (continued)
Class I (continued)
03-31-22	10.25	0.24	•	(0.67)	(0.43)	0.25	—	0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222	††
03-31-21	10.10	0.29	•	0.38	0.67	0.32	0.17	0.03	0.52	—	10.25	6.57	0.34	0.34	0.34	2.70	6,175,479	159	††
03-31-20	10.02	0.32		0.14	0.46	0.37	0.01	—	0.38	—	10.10	4.53	0.36	0.36	0.36	3.13	4,988,317	253	††
Class R
09-30-24+	8.68	0.17	•	0.31	0.48	0.18	—	—	0.18	—	8.98	5.63	0.95	0.95	0.95	3.87	107,619	77	††
03-31-24	8.75	0.31	•	(0.06)	0.25	0.32	—	—	0.32	—	8.68	2.92	0.97	0.97	0.97	3.57	112,487	277	††
03-31-23	9.56	0.24	•	(0.82)	(0.58)	0.23	—	—	0.23	—	8.75	(6.04)	0.97	0.97	0.97	2.70	115,639	247	††
03-31-22	10.26	0.18	•	(0.67)	(0.49)	0.19	—	0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222	††
03-31-21	10.12	0.22	•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159	††
03-31-20	10.03	0.26		0.15	0.41	0.31	0.01	—	0.32	—	10.12	4.03	0.94	0.94	0.94	2.56	186,915	253	††
Class R6
09-30-24+	8.68	0.20	•	0.31	0.51	0.21	—	—	0.21	—	8.98	5.98	0.30	0.30	0.30	4.52	2,661,271	77	††
03-31-24	8.75	0.36	•	(0.06)	0.30	0.37	—	—	0.37	—	8.68	3.60	0.29	0.29	0.29	4.25	2,440,996	277	††
03-31-23	9.56	0.30	•	(0.83)	(0.53)	0.28	—	—	0.28	—	8.75	(5.46)	0.30	0.30	0.30	3.37	2,302,998	247	††
03-31-22	10.25	0.24	•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222	††
03-31-21	10.11	0.29	•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159	††
03-31-20	10.02	0.33		0.14	0.47	0.37	0.01	—	0.38	—	10.11	4.67	0.30	0.30	0.30	3.19	2,306,857	253	††
Class W
09-30-24+	8.67	0.19	•	0.30	0.49	0.20	—	—	0.20	—	8.96	5.78	0.45	0.45	0.45	4.37	94,631	77	††
03-31-24	8.73	0.35	•	(0.05)	0.30	0.36	—	—	0.36	—	8.67	3.55	0.47	0.47	0.47	4.10	103,015	277	††
03-31-23	9.54	0.28	•	(0.82)	(0.54)	0.27	—	—	0.27	—	8.73	(5.59)	0.47	0.47	0.47	3.11	62,837	247	††
03-31-22	10.24	0.23	•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222	††
03-31-21	10.10	0.27	•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159	††
03-31-20	10.01	0.32		0.14	0.46	0.36	0.01	—	0.37	—	10.10	4.56	0.44	0.44	0.44	3.05	249,060	253	††
Voya Short Duration Bond Fund
Class A
09-30-24+	9.27	0.21	•	0.17	0.38	0.21	—	—	0.21	—	9.44	4.15	0.64	0.64	0.64	4.48	3,268	121
03-31-24	9.29	0.36	•	(0.01)	0.35	0.37	—	—	0.37	—	9.27	3.89	0.64	0.63	0.63	3.93	4,124	348
03-31-23	9.58	0.21	•	(0.29)	(0.08)	0.21	—	—	0.21	—	9.29	(0.83)	0.64	0.62	0.62	2.26	9,054	225
03-31-22	9.98	0.09	•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
03-31-21	9.55	0.16	•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
03-31-20	9.77	0.22	•	(0.23)	(0.01)	0.21	—	—	0.21	—	9.55	(0.14)	0.72	0.65	0.65	2.19	6,907	192
Class C
09-30-24+	9.28	0.17	•	0.17	0.34	0.17	—	—	0.17	—	9.45	3.76	1.39	1.39	1.39	3.73	84	121
03-31-24	9.30	0.30	•	(0.02)	0.28	0.30	—	—	0.30	—	9.28	3.11	1.39	1.38	1.38	3.19	82	348
03-31-23	9.58	0.13	•	(0.27)	(0.14)	0.14	—	—	0.14	—	9.30	(1.47)	1.39	1.37	1.37	1.34	149	225
03-31-22	9.98	0.02	•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
03-31-21	9.55	0.09	•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
03-31-20	9.76	0.14	•	(0.21)	(0.07)	0.14	—	—	0.14	—	9.55	(0.78)	1.47	1.40	1.40	1.41	335	192
Class I
09-30-24+	9.26	0.22	•	0.17	0.39	0.22	—	—	0.22	—	9.43	4.29	0.37	0.35	0.35	4.76	39,360	121
03-31-24	9.28	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.26	4.17	0.38	0.35	0.35	4.29	34,484	348
03-31-23	9.57	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.28	(0.54)	0.40	0.35	0.35	2.67	31,011	225
03-31-22	9.97	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250
03-31-21	9.54	0.19	•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
03-31-20	9.76	0.24	•	(0.22)	0.02	0.24	—	—	0.24	—	9.54	0.16	0.57	0.40	0.40	2.43	11,925	192
Class R
09-30-24+	9.30	0.20	•	0.17	0.37	0.20	—	—	0.20	—	9.47	4.01	0.89	0.89	0.89	4.23	36	121
03-31-24	9.33	0.35	•	(0.03)	0.32	0.35	—	—	0.35	—	9.30	3.52	0.89	0.88	0.88	3.78	34	348

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Duration Bond Fund (continued)
Class R (continued)
03-31-23	9.61	0.20	•	(0.29)	(0.09)	0.19	—	—	0.19	—	9.33	(0.96)	0.89	0.87	0.87	2.14	23	225
03-31-22	10.01	0.07	•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
03-31-21	9.57	0.14	•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
03-31-20	9.77	0.19	•	(0.20)	(0.01)	0.19	—	—	0.19	—	9.57	(0.18)	0.97	0.90	0.90	1.93	3	192
Class R6
09-30-24+	9.27	0.22	•	0.17	0.39	0.22	—	—	0.22	—	9.44	4.31	0.31	0.30	0.30	4.81	567,575	121
03-31-24	9.29	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.27	4.22	0.31	0.30	0.30	4.35	503,455	348
03-31-23	9.58	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.29	(0.50)	0.32	0.30	0.30	2.63	338,437	225
03-31-22	9.98	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
03-31-21	9.55	0.20	•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
03-31-20	9.76	0.24	•	(0.21)	0.03	0.24	—	—	0.24	—	9.55	0.29	0.42	0.35	0.35	2.47	98,380	192
Class W
09-30-24+	9.30	0.22	•	0.17	0.39	0.22	—	—	0.22	—	9.47	4.27	0.39	0.39	0.39	4.73	8,716	121
03-31-24	9.32	0.39	•	(0.01)	0.38	0.40	—	—	0.40	—	9.30	4.15	0.39	0.38	0.38	4.22	10,083	348
03-31-23	9.60	0.23	•	(0.28)	(0.05)	0.23	—	—	0.23	—	9.32	(0.47)	0.39	0.37	0.37	2.47	12,660	225
03-31-22	10.01	0.12	•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250
03-31-21	9.57	0.18	•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145
03-31-20	9.79	0.24	•	(0.22)	0.02	0.24	—	—	0.24	—	9.57	0.12	0.47	0.40	0.40	2.41	97	192
Voya Short Duration High Income Fund
Class A
09-30-24+	10.14	0.39	•	0.18	0.57	0.39	—	—	0.39	—	10.32	5.75	0.82	0.83	0.83	7.71	16,298	39
03-31-24	9.88	0.77	•	0.27	1.04	0.78	—	—	0.78	—	10.14	10.91	1.12	0.85	0.85	7.74	13,674	55
02-09-23- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
09-30-24+	10.25	0.36	•	0.19	0.55	0.36	—	—	0.36	—	10.44	5.44	1.57	1.58	1.58	6.92	3,256	39
04-20-23- 03-31-24	10.00	0.68	•	0.25	0.93	0.68	—	—	0.68	—	10.25	9.66	1.87	1.60	1.60	7.06	349	55
Class I
09-30-24+	10.14	0.40	•	0.17	0.57	0.40	—	—	0.40	—	10.31	5.78	0.59	0.60	0.60	7.92	141,476	39
03-31-24	9.88	0.79	•	0.27	1.06	0.80	—	—	0.80	—	10.14	11.19	0.89	0.60	0.60	7.89	94,349	55
02-09-23- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1
Class R6
09-30-24+	10.13	0.40	•	0.18	0.58	0.40	—	—	0.40	—	10.31	5.89	0.56	0.57	0.57	7.97	22,939	39
03-31-24	9.88	0.79	•	0.27	1.06	0.81	—	—	0.81	—	10.13	11.12	0.86	0.60	0.60	7.90	26,931	55
02-09-23- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.59	8,321	1
Voya Strategic Income Opportunities Fund
Class A
09-30-24+	9.15	0.24	•	0.18	0.42	0.25	—	—	0.25	—	9.32	4.65	0.86	0.86	0.86	5.29	64,814	163
03-31-24	8.98	0.49	•	0.15	0.64	0.47	—	—	0.47	—	9.15	7.29	0.86	0.86	0.86	5.39	62,536	303
03-31-23	9.59	0.35	•	(0.63)	(0.28)	0.33	—	—	0.33	—	8.98	(2.94)	0.85	0.85	0.85	3.81	72,353	110
03-31-22	10.12	0.28	•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
03-31-21	9.12	0.32	•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
03-31-20	10.15	0.35	•	(0.97)	(0.62)	0.41	—	—	0.41	—	9.12	(6.48)	0.86	0.86	0.86	3.45	146,080	167
Class C
09-30-24+	9.02	0.21	•	0.16	0.37	0.21	—	—	0.21	—	9.18	4.17	1.61	1.61	1.61	4.54	32,058	163
03-31-24	8.84	0.41	•	0.16	0.57	0.39	—	—	0.39	—	9.02	6.64	1.61	1.61	1.61	4.65	33,296	303

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class C (continued)
03-31-23	9.45	0.28	•	(0.64)	(0.36)	0.25	—	—	0.25	—	8.84	(3.78)	1.60	1.60	1.60	3.06	36,708	110
03-31-22	9.97	0.20	•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
03-31-21	8.98	0.24	•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
03-31-20	10.00	0.27	•	(0.96)	(0.69)	0.33	—	—	0.33	—	8.98	(7.24)	1.61	1.61	1.61	2.68	53,333	167
Class I
09-30-24+	9.16	0.26	•	0.17	0.43	0.26	—	—	0.26	—	9.33	4.77	0.63	0.63	0.63	5.52	1,612,494	163
03-31-24	8.98	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.16	7.66	0.63	0.63	0.63	5.63	1,477,280	303
03-31-23	9.61	0.37	•	(0.65)	(0.28)	0.35	—	—	0.35	—	8.98	(2.84)	0.61	0.61	0.61	4.05	1,546,189	110
03-31-22	10.15	0.31	•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
03-31-21	9.15	0.34	•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
03-31-20	10.20	0.38	•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.15	(6.30)	0.60	0.60	0.60	3.68	2,046,289	167
Class R
09-30-24+	9.08	0.23	•	0.17	0.40	0.24	—	—	0.24	—	9.24	4.42	1.11	1.11	1.11	5.04	15,966	163
03-31-24	8.90	0.46	•	0.16	0.62	0.44	—	—	0.44	—	9.08	7.16	1.11	1.11	1.11	5.15	16,377	303
03-31-23	9.51	0.33	•	(0.64)	(0.31)	0.30	—	—	0.30	—	8.90	(3.25)	1.10	1.10	1.10	3.59	18,607	110
03-31-22	10.04	0.26	•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
03-31-21	9.04	0.29	•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
03-31-20	10.07	0.32	•	(0.97)	(0.65)	0.38	—	—	0.38	—	9.04	(6.80)	1.11	1.11	1.11	3.20	18,459	167
Class R6
09-30-24+	9.13	0.26	•	0.17	0.43	0.26	—	—	0.26	—	9.30	4.81	0.55	0.55	0.55	5.60	306,371	163
03-31-24	8.96	0.52	•	0.14	0.66	0.49	—	—	0.49	—	9.13	7.63	0.56	0.56	0.56	5.72	243,077	303
03-31-23	9.58	0.38	•	(0.64)	(0.26)	0.36	—	—	0.36	—	8.96	(2.69)	0.54	0.54	0.54	4.19	167,243	110
03-31-22	10.12	0.31	•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76
03-31-21	9.12	0.35	•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
03-31-20	10.17	0.38	•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.12	(6.28)	0.55	0.55	0.55	3.75	229,913	167
Class W
09-30-24+	9.13	0.26	•	0.17	0.43	0.26	—	—	0.26	—	9.30	4.78	0.61	0.61	0.61	5.54	16,491	163
03-31-24	8.95	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.13	7.68	0.61	0.61	0.61	5.64	16,672	303
03-31-23	9.57	0.37	•	(0.64)	(0.27)	0.35	—	—	0.35	—	8.95	(2.83)	0.60	0.60	0.60	3.99	18,980	110
03-31-22	10.10	0.31	•	(0.53)	(0.22)	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76
03-31-21	9.09	0.34	•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45
03-31-20	10.13	0.38	•	(0.99)	(0.61)	0.43	—	—	0.43	—	9.09	(6.37)	0.61	0.61	0.61	3.69	69,522	167

+	Unaudited.
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

††	The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 25% for the period ended September 30, 2024 and 45%, 36%, 33%, and 39% for the fiscal years ended March 31, 2024, 2023, 2022, and 2021, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Duration Bond Fund (“Short Duration Bond”), Voya Short Duration High Income Fund (“Short Duration High Income”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust. Prior to August 1, 2024, Short Duration Bond was known as Voya Short Term Bond Fund.

Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

(continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase a Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At September 30, 2024, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $6,366,487 and $6,208,365, respectively, which represents the gross payments to be received by the Funds on OTC purchased options, forward premium swaptions, open forward foreign currency contracts and OTC cross-currency swaps were they to be unwound as of September 30, 2024. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $5,940,000 and $4,330,000, respectively, in cash collateral from certain counterparties at September 30, 2024.

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of September 30, 2024, Intermediate Bond and Strategic Income Opportunities had a liability position of $1,276,126 and $3,230,306, respectively, on open forward foreign currency contracts, forward premium swaptions, OTC written options, and OTC volatility swaps. If a contingent feature would have been triggered as of September 30, 2024, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2024, Intermediate Bond and Strategic Income Opporunities had pledged $1,268,800 and $393,200, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2024.

	Buy	Sell
Intermediate Bond	$1,266,065	$854,059
Strategic Income Opportunities	241,193,247	263,542,314

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts are noted in the each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the each Fund’s Statement of Operations. Realized gains (losses) are reported in the each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2024, GNMA Income, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2024, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2024.

	Purchased	Sold
GNMA Income	$—	$255,644,781
Intermediate Bond	1,676,376,974	183,203,003
Short Duration Bond	299,816,192	59,780,351
Strategic Income Opportunities	789,329,802	295,887,557

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.

J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide or collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At September 30, 2024, GNMA Income and Intermediate Bond had received $626,420 and $192,344, respectively in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.

M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had purchased interest rate swaptions to generate income with an average notional value of $295,706,506 and $159,629,606 respectively. Please refer to the table within the Portfolio of Investments for open purchased interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2024.

During the period ended September 30, 2024, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $550,733,779, $142,766,500 and $445,830,545, respectively. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2024. There were no open written interest rate swaptions for Short Duration Bond at September 30, 2024.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $19,009,400 and $130,745,352, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Strategic Income Opportunities at September 30, 2024. There were no open purchased options on foreign currencies for Intermediate Bond at September 30, 2024.

During the period ended September 30, 2024, Strategic Income Opportunities had written foreign currency options to generate income with an average notional value $69,609,722. Please refer to the tables within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at September 30, 2024.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $242,052,831 and $119,575,502, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2024.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had written forward premium swaptions with average notional values of $292,245,832 and $139,584,721, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2024.

During the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had purchased and written exchange-traded options to gain additional exposure to interest rates and to generate income. Intermediate Bond and Strategic Income Opportunities had average notional amounts of $524,972,370 and $228,834,110 on purchased and written exchange-traded options, respectively. There were no open purchased or written exchange-trade options at September 30, 2024.

O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific,

credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Notional amounts of all credit default swap agreements outstanding as of September 30, 2024, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended September 30, 2024, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure within various credit sectors and to hedge the credit risk associated within various sectors with the credit markets.

During the period ended September 30, 2024, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had average notional values on credit default swaps to buy protection of $223,500,000, $300,000 and $80,333,333 respectively.

There were no credit default swaps to buy or sell protection for any Fund at September 30, 2024.

Interest Rate Swap Agreements. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $62,396,380 and $172,357,632 respectively.

For the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $735,663,554 and $225,671,835, respectively.

Please refer to the tables within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open centrally cleared interest rate swaps at September 30, 2024.

At September 30, 2024, Intermediate Bond and Strategic Income Opportunities had pledged $17,350,000 and $8,096,846, respectively, as cash collateral for open centrally cleared swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the period ended September 30, 2024, Strategic Income Opportunities had an average notional amount of $20,678,794 on cross-currency swaps in which the Fund receives the floating rate. Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open cross-currency swaps at period.

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the period ended September 30, 2024, Intermediate Bond and Strategic Income Opportunities had an average notional amount of $1,123,800 and $516,123 on foreign

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency volatility swaps (receiver), respectively. Please refer to the table within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open foreign currency volatility swaps at September 30, 2024.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
GNMA Income	$4,479,379	$335,262
High Yield Bond	160,604,486	214,058,750
Intermediate Bond	2,340,698,146	2,028,622,770
Short Duration Bond	91,813,981	117,394,933
Short Duration High Income	103,389,631	56,688,703
Strategic Income Opportunities	681,372,876	509,174,352

U.S. government securities not included above were as follows:

	Purchases	Sales
GNMA Income	$3,770,062,135	$3,828,160,213
Intermediate Bond	4,481,518,648	4,522,213,482
Short Duration Bond	542,154,584	516,317,340
Strategic Income Opportunities	2,347,588,107	2,364,983,544

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Fees
GNMA Income	0.45% on the first $1 billion,
0.43% on the next $500 million and
0.41% on assets thereafter
High Yield Bond(1)	0.61% on the first $500 million,
0.55% on the next $4.5 billion and
0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Duration Bond	0.25% on all assets
Short Duration High Income	0.48% on all assets
Strategic Income Opportunities	0.50% on all assets

(1)	The Investment Adviser has agreed to waive 0.05% of the management fee through August 1, 2025. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Funds’ assets in accordance with each Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Duration Bond	0.25%	1.00%	0.50%
Short Duration High Income	0.25%	1.00%	N/A
Strategic Income Opportunities	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
GNMA Income	$3,484	$—
High Yield Bond	991	—
Intermediate Bond	2,415	—
Short Duration Bond	18	—
Short Duration High Income	4,671	—
Strategic Income Opportunities	2,997	—

Contingent Deferred Sales Charges:
GNMA Income	$—	$6
Intermediate Bond	14,733	58
Strategic Income Opportunities	—	214

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, the following direct or indirect, wholly owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Short Duration High Income	6.65%
Voya Index Solution 2025 Portfolio	Short Duration Bond	7.31
Voya Index Solution Income Portfolio	Short Duration Bond	9.57
Voya Institutional Trust Company	GNMA Income	14.04
Voya Retirement Conservative Portfolio	Short Duration Bond	5.96
Voya Retirement Growth Portfolio	High Yield Bond	8.74
	Short Duration Bond	14.69
Voya Retirement Insurance and Annuity Company	Intermediate Bond	8.11
Voya Retirement Moderate Growth Portfolio	High Yield Bond	5.95
	Short Duration Bond	15.98
Voya Retirement Moderate Portfolio	High Yield Bond	6.51
	Short Duration Bond	13.12
Voya Strategic Income Fund	Short Duration
	High Income	12.19

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
GNMA Income	$ 134,662
High Yield Bond	2,105
Intermediate Bond	150,373
Short Duration Bond	4
Strategic Income Opportunities	12,681

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Pursuant  to  a  written  expense  limitation  agreement (“Expense Limitation Agreement”) between the Investment Adviser  and  the  Trust,  on  behalf  of  the  Funds,  the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
GNMA Income	0.84%	1.59%	0.54%	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	1.00%	0.50%	0.50%
Short Duration Bond	0.65%	1.40%	0.35%	0.90%	0.30%	0.40%

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Short Duration High Income	0.85%	1.60%	0.60%	N/A	0.60%	N/A
Strategic Income
Opportunities	1.15%	1.90%	0.72%	1.40%	0.60%	0.90%

With the exception of Strategic Income Opportunities and the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2024 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2025	2026	2027	Total
Short Duration Bond	$70,960	$27,520	$32,807	$131,287
Short Duration High Income	—	109,548	49,159	158,707

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2024, are as follows:

	September 30,
	2025	2026	2027	Total
GNMA Income
Class A	$—	$—	$124,456	$124,456
Class C	—	—	3,975	3,975
Class I	89,350	176,614	519,038	785,002
Class W	—	—	19,658	19,658
Short Duration Bond
Class I	$8,959	$9,926	$6,374	$25,259

	September 30,
	2025	2026	2027	Total
Class R6	—	299	852	1,151
Short Duration High Income
Class A	$—	$—	$1,003	$1,003
Class C	—	—	3	3
Class I	—	48	7,881	7,929

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2024, no funds utilized the line of credit.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2024	2,045,806	—	636,180	(4,604,396)	—	(1,922,410)	15,001,476	—	4,667,031	(33,750,598)	—	(14,082,091)
3/31/2024	3,310,384	—	1,485,894	(13,470,625)	—	(8,674,347)	24,125,160	—	10,791,825	(97,219,846)	—	(62,302,861)
Class C
9/30/2024	159,706	—	16,685	(489,930)	—	(313,539)	1,187,801	—	121,570	(3,574,909)	—	(2,265,538)
3/31/2024	176,750	—	50,785	(1,119,781)	—	(892,246)	1,277,614	—	366,959	(8,075,451)	—	(6,430,878)
Class I
9/30/2024	20,350,091	—	1,754,522	(27,327,487)	—	(5,222,874)	150,338,935	—	12,887,590	(200,233,182)	—	(37,006,657)
3/31/2024	63,549,408	—	3,575,002	(59,166,658)	—	7,957,752	463,223,480	—	26,004,389	(430,099,169)	—	59,128,700
Class R6
9/30/2024	407,484	—	76,226	(397,326)	—	86,384	2,982,105	—	560,206	(2,938,722)	—	603,589
3/31/2024	4,300,885	—	190,209	(4,557,954)	—	(66,860)	31,315,868	—	1,385,676	(33,426,972)	—	(725,428)
Class W
9/30/2024	691,439	—	121,755	(891,678)	—	(78,484)	5,077,536	—	896,346	(6,565,613)	—	(591,731)
3/31/2024	6,474,272	—	338,969	(9,062,582)	—	(2,249,341)	47,198,792	—	2,472,582	(66,401,724)	—	(16,730,350)
High Yield Bond
Class A
9/30/2024	826,892	—	141,525	(1,263,553)	—	(295,136)	5,665,155	—	976,557	(8,667,939)	—	(2,026,227)
3/31/2024	361,829	—	298,396	(1,250,087)	—	(589,862)	2,449,971	—	2,011,301	(8,416,434)	—	(3,955,162)
Class C
9/30/2024	8,538	—	24,010	(74,107)	—	(41,559)	59,419	—	165,568	(513,693)	—	(288,706)
3/31/2024	4,651	—	51,558	(162,054)	—	(105,845)	31,608	—	347,254	(1,085,964)	—	(707,102)
Class I
9/30/2024	7,837,506	—	577,933	(16,104,588)	—	(7,689,149)	53,587,843	—	3,980,856	(109,509,161)	—	(51,940,462)
3/31/2024	8,875,745	—	1,727,448	(10,597,062)	—	6,131	59,917,986	—	11,619,274	(71,662,084)	—	(124,824)
Class R
9/30/2024	5,115	—	1,410	(2,080)	—	4,445	35,045	—	9,735	(14,447)	—	30,333
3/31/2024	4,988	—	2,447	(2,354)	—	5,081	33,784	—	16,502	(15,901)	—	34,385
Class R6
9/30/2024	1,536,010	—	941,190	(3,334,920)	—	(857,720)	10,563,698	—	6,493,411	(22,888,650)	—	(5,831,541)
3/31/2024	22,255,944	—	1,863,295	(9,319,419)	—	14,799,820	149,057,401	—	12,561,973	(62,809,363)	—	98,810,011
Class W
9/30/2024	161,261	—	200,222	(808,111)	—	(446,628)	1,110,478	—	1,383,509	(5,570,041)	—	(3,076,054)
3/31/2024	6,398,285	—	563,784	(9,082,366)	—	(2,120,297)	42,776,978	—	3,802,617	(61,432,464)	—	(14,852,869)
Intermediate Bond
Class A
9/30/2024	4,441,442	—	418,317	(5,300,725)	—	(440,966)	38,470,421	—	3,646,472	(46,403,582)	—	(4,286,689)
3/31/2024	5,977,567	—	762,513	(9,065,853)	—	(2,325,773)	51,208,990	—	6,538,618	(77,758,223)	—	(20,010,615)
Class C
9/30/2024	78,832	—	11,305	(148,854)	—	(58,717)	696,523	—	98,384	(1,286,836)	—	(491,929)
3/31/2024	151,165	—	23,175	(464,479)	—	(290,139)	1,294,652	—	198,461	(3,967,156)	—	(2,474,043)
Class I
9/30/2024	127,318,656	—	13,014,783	(89,519,693)	—	50,813,746	1,122,305,758	—	113,556,355	(775,244,756)	—	460,617,357
3/31/2024	207,565,223	—	22,038,851	(147,659,644)	—	81,944,430	1,774,833,300	—	189,035,741	(1,256,215,956)	—	707,653,085
Class R
9/30/2024	816,255	—	249,747	(2,031,758)	—	(965,756)	7,124,941	—	2,180,735	(17,640,698)	—	(8,335,022)
3/31/2024	2,526,079	—	454,892	(3,245,441)	—	(264,470)	21,721,201	—	3,905,475	(27,844,780)	—	(2,218,104)
Class R6
9/30/2024	36,887,904	—	6,567,608	(28,071,426)	—	15,384,086	321,998,957	—	57,360,821	(244,234,641)	—	135,125,137
3/31/2024	67,453,322	—	11,141,203	(60,758,350)	—	17,836,175	579,836,589	—	95,629,666	(520,789,748)	—	154,676,507
Class W
9/30/2024	1,253,871	—	192,939	(2,771,652)	—	(1,324,842)	10,890,821	—	1,678,426	(23,952,323)	—	(11,383,076)
3/31/2024	9,303,807	—	350,011	(4,964,061)	—	4,689,757	78,045,149	—	3,000,082	(42,492,131)	—	38,553,100
Short Duration Bond
Class A
9/30/2024	9,581	—	9,266	(117,526)	—	(98,679)	89,878	—	86,187	(1,100,047)	—	(923,982)
3/31/2024	115,065	—	25,815	(670,464)	—	(529,584)	1,070,046	—	238,645	(6,196,518)	—	(4,887,827)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Short Duration Bond (continued)
Class C
9/30/2024	116	—	162	(269)	—	9	1,080	—	1,507	(2,496)	—	91
3/31/2024	4,005	—	376	(11,557)	—	(7,176)	37,161	—	3,473	(107,031)	—	(66,397)
Class I
9/30/2024	1,343,200	—	88,022	(981,427)	—	449,795	12,475,615	—	819,803	(9,079,373)	—	4,216,045
3/31/2024	1,927,775	—	154,690	(1,700,440)	—	382,025	17,790,266	—	1,428,953	(15,749,402)	—	3,469,817
Class P2(1)
9/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	748	—	—	—	—	748
Class P3(2)
9/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	1	—	—	(2,664)	—	(2,663)
Class R
9/30/2024	580	—	75	(490)	—	165	5,418	—	705	(4,527)	—	1,596
3/31/2024	1,264	—	118	(184)	—	1,198	11,712	—	1,092	(1,715)	—	11,089
Class R6
9/30/2024	16,796,695	—	1,258,095	(12,242,514)	—	5,812,276	157,542,049	—	11,716,158	(113,639,702)	—	55,618,505
3/31/2024	28,350,341	—	2,301,592	(12,773,278)	—	17,878,655	262,517,916	—	21,290,120	(118,109,582)	—	165,698,454
Class W
9/30/2024	18,872	—	23,849	(206,631)	—	(163,910)	175,869	—	222,647	(1,931,478)	—	(1,532,962)
3/31/2024	85,854	—	52,518	(412,476)	—	(274,104)	796,826	—	487,175	(3,824,428)	—	(2,540,427)
Short Duration High Income
Class A
9/30/2024	195,342	—	56,264	(20,832)	—	230,774	1,972,049	—	570,788	(211,765)	—	2,331,072
3/31/2024	412,758	—	89,091	(23,348)	—	478,501	4,110,562	—	893,099	(231,044)	—	4,772,617
Class C
9/30/2024	273,755	—	6,461	(2,331)	—	277,885	2,794,483	—	66,643	(24,041)	—	2,837,085
4/20/2023(3)-
3/31/2024	33,769	—	269	(17)	—	34,021	345,881	—	2,750	(177)	—	348,454
Class I
9/30/2024	8,545,226	—	445,992	(4,583,294)	—	4,407,924	86,551,862	—	4,528,839	(46,697,454)	—	44,383,247
3/31/2024	8,835,757	—	244,182	(661,895)	—	8,418,044	89,205,650	—	2,462,161	(6,700,266)	—	84,967,545
Class R6
9/30/2024	6,524	—	91,639	(531,654)	—	(433,491)	65,960	—	928,460	(5,333,653)	—	(4,339,233)
3/31/2024	1,737,978	—	116,351	(38,894)	—	1,815,435	17,414,983	—	1,172,298	(394,839)	—	18,192,442
Strategic Income Opportunities
Class A
9/30/2024	1,159,118	—	170,357	(1,210,323)	—	119,152	10,653,672	—	1,568,285	(11,109,644)	—	1,112,313
3/31/2024	1,858,965	—	330,515	(3,414,365)	—	(1,224,885)	16,846,508	—	2,981,715	(30,673,283)	—	(10,845,060)
Class C
9/30/2024	396,188	—	75,570	(673,985)	—	(202,227)	3,591,394	—	685,348	(6,097,937)	—	(1,821,195)
3/31/2024	457,911	—	159,618	(1,074,816)	—	(457,287)	4,070,200	—	1,418,716	(9,548,534)	—	(4,059,618)
Class I
9/30/2024	26,400,749	—	4,291,950	(19,148,119)	—	11,544,580	243,578,905	—	39,558,027	(176,416,168)	—	106,720,764
3/31/2024	54,963,363	—	7,816,338	(73,556,964)	—	(10,777,263)	496,584,223	—	70,581,373	(663,120,840)	—	(95,955,244)
Class R
9/30/2024	52,729	—	44,844	(175,049)	—	(77,476)	482,107	—	409,568	(1,593,652)	—	(701,977)
3/31/2024	117,724	—	94,007	(497,018)	—	(285,287)	1,053,945	—	841,057	(4,428,359)	—	(2,533,357)
Class R6
9/30/2024	5,695,557	—	849,660	(226,111)	—	6,319,106	52,067,207	—	7,812,706	(2,079,245)	—	57,800,668
3/31/2024	24,859,430	—	575,826	(17,485,848)	—	7,949,408	222,565,950	—	5,228,912	(156,757,231)	—	71,037,631
Class W
9/30/2024	226,789	—	27,254	(307,097)	—	(53,054)	2,075,535	—	250,311	(2,819,492)	—	(493,646)
3/31/2024	705,782	—	53,452	(1,052,082)	—	(292,848)	6,387,472	—	480,992	(9,461,964)	—	(2,593,500)

(1)	Class P2 was fully redeemed on close of business November 29, 2022
(2)	Class P3 was fully redeemed on close of business November 3, 2022
(3)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At September 30, 2024, Strategic Income Opportunities had the following unfunded loan commitments:

Loan	Unfunded Loan Commitment
Chrysaor Bidco S.A R.L. (Usd) Delayed Tl	$10,330
Epicor Software Corporation 2024 Delayed Draw Term Loan	90,168
Focus Financial Partners LLC 2024 Delayed Draw Term Loan	66,920
Formula One Management Limited Incremental Term Facility	73,333
Ryan LLC Delayed Draw Term Loan	25,238
Usalco, LLC Delayed Tl	23,819
$289,808

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2024:

High Yield Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,368,576	$(1,368,576)	$—
BNP Paribas	1,170,749	(1,170,749)	—
BNP Paribas Prime Brokerage Int'l Ltd.	2,432,918	(2,432,918)	—
BNP Paribas Securities Corp.	27,110	(27,110)	—
Goldman, Sachs & Co. LLC	9,854,774	(9,854,774)	—
J.P. Morgan Securities LLC	28,525,674	(28,525,674)	—
Jefferies LLC	157,257	(157,257)	—
Morgan Stanley & Co. LLC	14,353,477	(14,353,477)	—
TD Securities (USA) Inc.	20,697	(20,697)	—
Total	$57,911,232	$(57,911,232)	$—

(1)	Cash collateral with a fair value of $59,521,509 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$10,871,720	$(10,871,720)	$—
Barclays Capital Inc.	4,406,852	(4,406,852)	—
BNP Paribas	2,032,547	(2,032,547)	—
BNP Paribas Prime Brokerage Int'l Ltd.	250,041	(250,041)	—
BNP Paribas Securities Corp.	249,071	(249,071)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$5,098,429	$(5,098,429)	$—
Canadian Imperial Bank Of Commerce	6,004,178	(6,004,178)	—
Citigroup Global Markets Inc.	3,039,227	(3,039,227)	—
Deutsche Bank Securities Inc.	36,085,034	(36,085,034)	—
Goldman, Sachs & Co. LLC	14,235,227	(14,235,227)	—
HSBC Securities (USA) Inc.	827,145	(827,145)	—
J.P. Morgan Securities LLC	36,653,597	(36,653,597)	—
Jefferies LLC	865,574	(865,574)	—
Merrill Lynch International	2,586,754	(2,586,754)	—
Mizuho Securities USA LLC.	160,667	(160,667)	—
Morgan Stanley & Co. LLC	6,471,721	(6,471,721)	—
MUFG Securities Americas Inc.	3,181,845	(3,181,845)	—
National Bank Financial Inc.	191,934	(191,934)	—
National Financial Services LLC	740,569	(740,569)	—
NatWest Markets Securities Inc.	767,447	(767,447)	—
Nomura Securities International, Inc.	449,506	(449,506)	—
RBC Capital Markets, LLC	551,743	(551,743)	—
Scotia Capital (USA) INC	338,296	(338,296)	—
State Street Bank and Trust Co.	45,977	(45,977)	—
TD Securities (USA) Inc.	8,948,728	(8,948,728)	—
Truist Securities INC	787,759	(787,759)	—
US Bancorp Investments	2,161,103	(2,161,103)	—
Total	$148,002,691	$(148,002,691)	$—

(1)	Cash collateral with a fair value of $152,601,345 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$124,611	$(124,611)	$—
Citigroup Global Markets Inc.	1,033,082	(1,033,082)	—
Goldman, Sachs & Co. LLC	455,242	(455,242)	—
J.P. Morgan Securities LLC	2,275,849	(2,275,849)	—
Mizuho Securities USA LLC.	578,908	(578,908)	—
Morgan Stanley & Co. LLC	5,729,545	(5,729,545)	—
RBC Capital Markets, LLC	9,543	(9,543)	—
Truist Securities INC	449,835	(449,835)	—
Total	$10,656,615	$(10,656,615)	$—

(1)	Cash collateral with a fair value of $10,953,041 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration High Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,548,613	$(1,548,613)	$—
Goldman, Sachs & Co. LLC	10,219,050	(10,219,050)	—
Jefferies LLC	151,081	(151,081)	—
Truist Securities INC	275,698	(275,698)	—
Wells Fargo Securities LLC	2,505,207	(2,505,207)	—
Total	$14,699,649	$(14,699,649)	$—

(1)	Cash collateral with a fair value of $15,196,446 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$907,096	$(907,096)	$—
BNP Paribas	305,050	(305,050)	—
BNP Paribas Prime Brokerage Int'l Ltd.	494,152	(494,152)	—
BNP Paribas Securities Corp.	14,525	(14,525)	—
Citigroup Global Markets Inc.	1,058,918	(1,058,918)	—
Deutsche Bank Securities Inc.	52,695	(52,695)	—
Deutsche Bank, AG	755,369	(755,369)	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$6,833,664	$(6,833,664)	$—
J.P. Morgan Securities LLC	24,780,560	(24,780,560)	—
Morgan Stanley & Co. LLC	9,688,410	(9,688,410)	—
Nomura Securities International, Inc.	329,569	(329,569)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	$134,801	$(134,801)	$—
Scotia Capital (USA) INC	281,460	(281,460)	—
Societe Generale	520,876	(520,876)	—
TD Securities (USA) Inc.	184,486	(184,486)	—
Total	$46,341,631	$(46,341,631)	$—

(1)	Cash collateral with a fair value of $47,617,247 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, swaps, straddle loss deferrals, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2023
	Ordinary Income	Ordinary Income	Long-term Capital Gains
GNMA Income	$48,022,294	$35,132,244	$—
High Yield Bond	31,951,958	32,145,490	3,451,344
Intermediate Bond	340,492,684	256,679,701	—
Short Duration Bond	23,544,635	10,347,518	—
Short Duration High Income	4,608,971	257,963	—
Strategic Income Opportunities	89,761,742	79,582,543	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards		Other	Total Distributable Earnings/(Loss)
				Amount	Character
GNMA Income	$192,276	$—	$(126,436,197)	$(80,913,785)	Short-term	$(545,648)	$(227,996,723)
				(20,293,369)	Long-term
				$(101,207,154)
High Yield Bond	177,192	—	(4,811,008)	(6,088,354)	Short-term	(173,043)	(50,957,894)
				(40,062,681)	Long-term
				$(46,151,035)
Intermediate Bond	26,878,164	—	(454,403,118)	(343,827,621)	Short-term	(4,387,770)	(1,468,505,757)
				(692,765,412)	Long-term
				$(1,036,593,033)
Short Duration Bond	233,682	—	(2,111,601)	(9,031,086)	Short-term	(14,552)	(33,234,251)
				(22,310,694)	Long-term
				$(31,341,780)
Short Duration High Income	457,885	62,104	513,344	—	—	(32,329)	1,001,004

Strategic Income Opportunities	411,148	—	(97,335,642)	(33,226,185)	Short-term	(654,843)	(289,213,602)
				(158,408,080)	Long-term
				$(191,634,265)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

could be other consequences which cannot be predicted.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to September 30, 2024, the Funds declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
GNMA Income
Class A	$0.0210	November 1, 2024	Daily
Class C	$0.0161	November 1, 2024	Daily
Class I	$0.0229	November 1, 2024	Daily
Class R6	$0.0233	November 1, 2024	Daily
Class W	$0.0227	November 1, 2024	Daily

High Yield Bond
Class A	$0.0383	November 1, 2024	Daily
Class C	$0.0338	November 1, 2024	Daily
Class I	$0.0403	November 1, 2024	Daily
Class R	$0.0368	November 1, 2024	Daily
Class R6	$0.0408	November 1, 2024	Daily
Class W	$0.0399	November 1, 2024	Daily

Intermediate Bond
Class A	$0.0361	November 1, 2024	Daily
Class C	$0.0303	November 1, 2024	Daily
Class I	$0.0388	November 1, 2024	Daily
Class R	$0.0342	November 1, 2024	Daily
Class R6	$0.0393	November 1, 2024	Daily
Class W	$0.0379	November 1, 2024	Daily

Short Duration Bond
Class A	$0.0361	November 1, 2024	Daily
Class C	$0.0302	November 1, 2024	Daily
Class I	$0.0383	November 1, 2024	Daily
Class R	$0.0343	November 1, 2024	Daily
Class R6	$0.0387	November 1, 2024	Daily
Class W	$0.0383	November 1, 2024	Daily

Short Duration High Income
Class A	$0.0661	November 1, 2024	Daily
Class C	$0.0603	November 1, 2024	Daily
Class I	$0.0683	November 1, 2024	Daily
Class R6	$0.0683	November 1, 2024	Daily

Strategic Income Opportunities
Class A	$0.0426	November 1, 2024	Daily
Class C	$0.0362	November 1, 2024	Daily
Class I	$0.0446	November 1, 2024	Daily
Class R	$0.0403	November 1, 2024	Daily
Class R6	$0.0450	November 1, 2024	Daily
Class W	$0.0444	November 1, 2024	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.5%
	Federal Home Loan Mortgage Corporation: 1.4%(1)
614,279	3.500%, 07/01/2047	$580,567	0.1
1,347,255	3.500%, 12/01/2047	1,278,311	0.1
2,607,628	3.500%, 03/01/2048	2,474,494	0.2
2,907,645	3.500%, 11/01/2048	2,758,798	0.2
829,657	4.000%, 07/01/2047	808,467	0.1
336,534	4.500%, 08/01/2047	337,045	0.0
3,275,000	4.720%, 10/01/2024	3,274,578	0.3
1,400,000	4.730%, 10/15/2024	1,397,293	0.1
343,394	5.000%, 11/01/2035	353,200	0.0
18,798	5.000%, 12/01/2035	19,327	0.0
8,358	5.000%, 01/01/2038	8,622	0.0
8,385	5.000%, 03/01/2038	8,651	0.0
33,641	5.000%, 03/01/2038	34,706	0.0
93,458	5.000%, 02/01/2039	95,844	0.0
344,468	5.000%, 07/01/2039	355,386	0.1
112,091	5.000%, 01/01/2040	115,647	0.0
401,485	5.000%, 04/01/2040	411,731	0.1
1,241,436	5.000%, 10/01/2040	1,280,800	0.1
143,778	5.000%, 05/01/2041	147,807	0.0
120,209	5.290%, 10/01/2037	124,039	0.0
22,192	5.410%, 07/01/2037	22,922	0.0
6,895	5.410%, 08/01/2037	6,945	0.0
31,932	5.440%, 01/01/2037	32,961	0.0
41,528	5.440%, 04/01/2037	42,895	0.0
26,281	5.440%, 09/01/2037	27,083	0.0
24,769	5.440%, 02/01/2038	25,563	0.0
89,637	5.450%, 12/01/2037	91,907	0.0
114,701	5.450%, 12/01/2037	117,282	0.0
29,673	5.460%, 08/01/2037	30,604	0.0
32,930	5.460%, 01/01/2038	33,730	0.0
47,977	5.500%, 08/01/2037	49,472	0.0
78,522	5.500%, 11/01/2037	80,976	0.0
31,999	5.620%, 12/01/2036	33,377	0.0
34,313	5.620%, 03/01/2037	35,572	0.0
55,655	5.620%, 08/01/2037	57,731	0.0
64,691	5.625%, 12/01/2036	67,382	0.0
83,116	5.625%, 01/01/2037	86,197	0.0
83,686	5.625%, 03/01/2037	86,989	0.0
78,942	5.625%, 06/01/2037	81,822	0.0
68,466	5.625%, 07/01/2037	71,299	0.0
37,682	5.625%, 02/01/2038	39,358	0.0
292,919	5.750%, 09/01/2037	305,201	0.0
50,879	5.750%, 10/01/2037	53,281	0.0
82,557	6.090%, 12/01/2037	85,273	0.0
2,676	7.500%, 01/01/2030	2,769	0.0
		17,433,904	1.4
	Federal National Mortgage Association: 0.5%(1)
58,663	3.125%, 11/01/2041	55,515	0.0
24,261	3.250%, 04/01/2041	24,015	0.0
87,222	3.475%, 10/01/2041	84,108	0.0
70,420	3.750%, 09/01/2041	68,668	0.0
57,290	3.750%, 10/01/2041	55,633	0.0
4,114,717	4.000%, 07/01/2056	3,964,062	0.3
647,657	4.500%, 09/01/2047	649,983	0.1
79,933	5.290%, 09/01/2037	79,922	0.0
233,546	5.290%, 11/01/2037	235,653	0.0
70,028	5.290%, 12/01/2037	69,440	0.0
108,514	5.290%, 04/01/2038	108,581	0.0
31,399	5.350%, 04/01/2029	31,268	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
58,325	5.390%, 05/01/2038	$58,357	0.0
107,949	5.440%, 08/01/2047	108,203	0.0
155,271	5.440%, 08/01/2047	155,848	0.0
164,655	5.440%, 08/01/2047	165,312	0.0
166,083	5.440%, 09/01/2047	166,752	0.0
259,645	5.440%, 10/01/2047	261,347	0.1
55,488	5.620%, 12/01/2036	56,125	0.0
96,938	5.890%, 08/01/2047	97,061	0.0
104,297	5.890%, 10/01/2047	104,654	0.0
4,391	6.600%, 07/01/2027	4,378	0.0
		6,604,885	0.5
	Government National Mortgage Association: 72.6%
4,484,382	2.000%, 08/20/2050	3,813,173	0.3
31,541,981	2.000%, 12/20/2050	26,790,329	2.1
17,534,091	2.000%, 01/20/2051	14,888,607	1.2
14,768,537	2.000%, 02/20/2051	12,537,445	1.0
6,800,515	2.000%, 06/20/2051	5,770,471	0.5
12,094,784	2.000%, 08/20/2051	10,262,750	0.8
3,436,959	2.000%, 10/20/2051	2,916,345	0.2
2,402,902	2.000%, 11/20/2051	2,038,913	0.2
20,275,037	2.000%, 12/20/2051	17,203,736	1.4
57,147,015	2.000%, 03/20/2052	48,508,230	3.9
9,023,780	2.500%, 12/20/2050	7,934,047	0.6
32,308,976	2.500%, 03/20/2051	28,531,897	2.3
16,304,544	2.500%, 04/20/2051	14,391,006	1.2
16,170,728	2.500%, 05/20/2051	14,274,383	1.1
1,137,116	2.500%, 06/20/2051	1,002,182	0.1
3,730,138	2.500%, 08/20/2051	3,289,505	0.3
27,343,825	2.500%, 09/20/2051	24,107,647	1.9
38,033,967	2.500%, 10/20/2051	33,532,191	2.7
28,503,604	2.500%, 11/20/2051	25,129,856	2.0
3,731,800	2.500%, 12/20/2051	3,290,354	0.3
16,461,355	2.500%, 03/20/2052	14,512,586	1.2
8,180,000 (2)	2.500%, 10/20/2054	7,210,227	0.6
120,887	3.000%, 12/15/2041	114,313	0.0
78,837	3.000%, 01/15/2042	72,918	0.0
158,121	3.000%, 01/15/2042	149,888	0.0
158,674	3.000%, 01/15/2042	150,246	0.0
446,305	3.000%, 02/15/2042	417,218	0.0
154,341	3.000%, 03/15/2042	144,282	0.0
129,458	3.000%, 04/15/2042	119,740	0.0
53,439	3.000%, 05/15/2042	50,655	0.0
41,975	3.000%, 06/15/2042	38,824	0.0
22,620,932	3.000%, 04/20/2045	21,018,199	1.7
319,691	3.000%, 11/20/2045	291,713	0.0
56,107	3.000%, 12/20/2045	51,184	0.0
87,495	3.000%, 12/20/2045	79,818	0.0
89,979	3.000%, 12/20/2045	82,091	0.0
51,425	3.000%, 01/20/2046	46,926	0.0
1,909,508	3.000%, 02/20/2050	1,704,222	0.1
2,571,294	3.000%, 10/20/2051	2,347,346	0.2
21,693,416	3.000%, 10/20/2051	19,357,677	1.6
17,285,058	3.000%, 11/20/2051	15,424,023	1.2
1,402,056	3.000%, 01/20/2052	1,279,404	0.1
7,842,653	3.000%, 03/20/2052	7,129,608	0.6
3,630,755	3.000%, 04/20/2052	3,312,827	0.3
17,000,000 (2)	3.000%, 10/20/2054	15,504,512	1.2
46,305	3.250%, 03/15/2041	43,961	0.0
231,296	3.250%, 04/15/2041	219,731	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
69,575	3.250%, 05/15/2041	$66,117	0.0
322,927	3.250%, 06/15/2041	306,933	0.0
55,038	3.250%, 07/15/2041	52,209	0.0
333,526	3.250%, 07/15/2041	316,693	0.0
574,156	3.250%, 08/15/2041	545,537	0.1
181,132	3.250%, 09/15/2041	172,164	0.0
240,599	3.250%, 09/15/2041	228,687	0.0
38,472	3.250%, 11/15/2041	36,494	0.0
132,347	3.250%, 11/15/2041	125,793	0.0
61,189	3.250%, 12/15/2041	58,158	0.0
35,852	3.250%, 04/15/2042	34,008	0.0
27,026	3.250%, 06/15/2042	25,673	0.0
73,537	3.250%, 06/15/2042	69,756	0.0
785,030	3.500%, 04/20/2043	743,010	0.1
911,807	3.500%, 06/20/2045	865,825	0.1
2,289,561	3.500%, 04/20/2046	2,182,107	0.2
3,467,423	3.500%, 03/20/2047	3,348,214	0.3
436,309	3.500%, 07/20/2047	414,598	0.0
711,262	3.500%, 07/20/2047	676,822	0.1
17,982,327	3.500%, 12/20/2047	17,062,568	1.4
6,575,560	3.500%, 01/20/2048	6,252,907	0.5
2,519,660	3.500%, 02/20/2048	2,403,023	0.2
4,894,112	3.500%, 02/20/2048	4,647,148	0.4
9,410,019	3.500%, 03/20/2048	8,949,246	0.7
15,282,777	3.500%, 03/20/2052	14,361,473	1.2
77,000,000 (2)	3.500%, 10/20/2054	72,349,582	5.8
59,751	3.640%, 10/20/2064	58,977	0.0
47,466	3.650%, 12/15/2040	46,193	0.0
13,189	3.750%, 09/15/2041	13,096	0.0
229,398	3.750%, 09/15/2041	223,792	0.0
69,135	3.750%, 10/15/2041	67,608	0.0
100,537	3.750%, 10/15/2041	98,316	0.0
1,642,527	3.750%, 05/20/2042	1,571,224	0.1
2,341,841	3.750%, 05/20/2042	2,232,980	0.2
120,615	3.900%, 10/15/2041	118,717	0.0
43,861	4.000%, 05/20/2033	42,468	0.0
24,872	4.000%, 01/15/2034	24,633	0.0
262,912	4.000%, 05/20/2034	260,170	0.0
303,327	4.000%, 07/20/2034	300,097	0.0
360,198	4.000%, 07/20/2034	356,899	0.0
66,187	4.000%, 08/20/2035	65,317	0.0
585,299	4.000%, 09/20/2040	569,408	0.1
921,014	4.000%, 07/20/2041	882,420	0.1
3,931,056	4.000%, 08/20/2042	3,903,467	0.3
105,441	4.000%, 09/15/2042	103,840	0.0
608,064	4.000%, 10/20/2043	607,914	0.1
1,148,216	4.000%, 12/20/2044	1,121,754	0.1
1,056,821	4.000%, 01/20/2045	1,032,463	0.1
270,104	4.000%, 06/20/2045	266,542	0.0
1,111,210	4.000%, 07/20/2045	1,092,047	0.1
1,234,770	4.000%, 09/20/2045	1,216,962	0.1
61,142	4.000%, 12/20/2045	60,275	0.0
309,856	4.000%, 01/20/2046	301,034	0.0
2,414,369	4.000%, 01/20/2046	2,382,535	0.2
56,812	4.000%, 02/20/2046	55,957	0.0
1,399,529	4.000%, 03/20/2046	1,374,175	0.1
687,986	4.000%, 04/20/2046	677,431	0.1
294,864	4.000%, 08/20/2046	289,250	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
1,111,358	4.000%, 09/20/2047	$1,074,692	0.1
10,906,103	4.000%, 02/20/2050	10,634,493	0.9
10,826,619	4.000%, 06/20/2052	10,476,465	0.8
4,326	4.294%, 09/20/2062	4,241	0.0
4,315	4.364%, 04/20/2066	4,266	0.0
302,088	4.404%, 01/20/2065	299,107	0.0
742,728	4.404%, 02/20/2065	735,187	0.1
535,784	4.409%, 01/20/2065	530,104	0.1
5,592	4.426%, 10/20/2067	5,530	0.0
103,333	4.450%, 07/15/2040	100,698	0.0
57,915	4.450%, 09/15/2040	57,299	0.0
10,594	4.475%, 02/20/2068	10,483	0.0
4,436	4.500%, 07/20/2036	4,479	0.0
345,278	4.500%, 10/15/2039	349,346	0.0
235,196	4.500%, 11/15/2039	237,809	0.0
255,798	4.500%, 11/15/2039	259,033	0.0
79,456	4.500%, 12/15/2039	80,323	0.0
197,559	4.500%, 01/15/2040	199,267	0.0
22,541	4.500%, 01/20/2040	22,421	0.0
898,092	4.500%, 02/15/2040	897,976	0.1
47,634	4.500%, 06/15/2040	47,635	0.0
21,145	4.500%, 07/20/2040	21,033	0.0
74,829	4.500%, 08/20/2040	74,434	0.0
506,552	4.500%, 09/20/2041	512,804	0.1
180,392	4.500%, 10/20/2048	180,433	0.0
84,497	4.500%, 11/20/2048	84,512	0.0
2,564,087	4.500%, 12/20/2048	2,564,536	0.2
63,287	4.500%, 01/20/2049	63,292	0.0
4,467,145	4.500%, 02/20/2049	4,467,233	0.4
218,040	4.500%, 03/20/2049	218,055	0.0
35,821	4.500%, 05/20/2049	35,762	0.0
3,930,271	4.500%, 11/20/2049	3,891,949	0.3
4,912,161	4.500%, 12/20/2049	4,912,511	0.4
8,570,104	4.500%, 10/20/2052	8,476,462	0.7
682,690	4.500%, 01/20/2053	674,909	0.1
9,075,450	4.500%, 02/20/2053	8,972,013	0.7
30,050,000 (2)	4.500%, 10/20/2054	29,674,987	2.4
3,690	4.517%, 04/20/2065	3,655	0.0
23,404	4.580%, 01/20/2034	23,371	0.0
36,225	4.580%, 03/20/2034	36,174	0.0
28,446	4.580%, 04/20/2034	28,406	0.0
36,831	4.580%, 04/20/2034	36,779	0.0
36,142	4.580%, 06/20/2034	36,091	0.0
66,632	4.693%, 10/20/2064	66,046	0.0
453	4.700%, 06/20/2061	451	0.0
32,152	4.700%, 09/20/2064	31,917	0.0
54,808	4.700%, 09/20/2064	54,396	0.0
250,490	4.750%, 06/15/2029	251,955	0.0
52,037	4.750%, 01/15/2030	52,324	0.0
43,415	4.750%, 06/20/2033	43,199	0.0
16,472	4.750%, 07/20/2033	16,391	0.0
28,315	4.750%, 07/20/2033	28,015	0.0
39,188	4.750%, 07/20/2033	38,992	0.0
21,749	4.750%, 08/20/2033	21,599	0.0
43,100	4.750%, 08/20/2033	42,800	0.0
18,148	4.750%, 09/20/2033	18,022	0.0
25,188	4.750%, 10/20/2033	25,275	0.0
20,292	4.750%, 11/20/2033	20,152	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
18,162	4.750%, 12/20/2033	$18,028	0.0
140,451	4.750%, 09/15/2034	142,034	0.0
17,849	4.920%, 04/20/2033	17,669	0.0
37,222	4.920%, 04/20/2033	37,135	0.0
22,225	4.920%, 05/20/2033	22,145	0.0
22,417	4.920%, 05/20/2033	22,294	0.0
24,425	4.920%, 05/20/2033	24,338	0.0
304,527	5.000%, 04/20/2030	308,385	0.0
122,675	5.000%, 07/15/2033	125,543	0.0
27,758	5.000%, 03/15/2034	27,815	0.0
53,640	5.000%, 01/15/2035	54,377	0.0
6,882	5.000%, 03/15/2035	7,055	0.0
37,021	5.000%, 03/15/2035	36,698	0.0
17,721	5.000%, 04/15/2035	17,913	0.0
132,739	5.000%, 04/15/2035	135,819	0.0
12,047	5.000%, 05/15/2035	12,408	0.0
32,155	5.000%, 05/20/2035	33,003	0.0
179,623	5.000%, 11/20/2035	184,623	0.0
84,647	5.000%, 04/20/2036	86,796	0.0
13,040	5.000%, 08/20/2038	13,255	0.0
151,620	5.000%, 10/20/2038	152,995	0.0
26,958	5.000%, 11/20/2038	26,743	0.0
101,721	5.000%, 01/20/2039	103,379	0.0
32,794	5.000%, 02/15/2039	33,860	0.0
141,391	5.000%, 03/15/2039	145,204	0.0
53,884	5.000%, 11/15/2039	54,914	0.0
415,507	5.000%, 11/15/2039	421,222	0.0
522,184	5.000%, 11/15/2039	532,889	0.1
52,105	5.000%, 04/15/2040	53,053	0.0
557,484	5.000%, 09/15/2040	563,558	0.1
380,801	5.000%, 07/20/2041	391,431	0.0
20,208,531	5.000%, 11/20/2052	20,279,957	1.6
84,702,000 (2)	5.000%, 10/20/2054	84,850,855	6.8
11,839	5.250%, 06/15/2028	11,939	0.0
35,181	5.250%, 06/15/2029	35,469	0.0
725,409	5.250%, 01/20/2036	740,457	0.1
100,029	5.290%, 07/20/2037	105,139	0.0
67,596	5.290%, 08/20/2037	70,884	0.0
86,776	5.290%, 09/20/2037	91,109	0.0
107,887	5.290%, 09/20/2037	113,406	0.0
100,608	5.290%, 01/20/2038	105,756	0.0
19,673	5.350%, 04/20/2029	19,595	0.0
18,053	5.350%, 06/20/2029	17,982	0.0
60,737	5.350%, 07/20/2033	61,121	0.0
10,505	5.350%, 08/20/2033	10,583	0.0
59,369	5.390%, 08/20/2038	58,912	0.0
65,143	5.390%, 09/15/2038	67,404	0.0
21,128	5.490%, 08/20/2033	21,703	0.0
35,707	5.490%, 09/20/2033	36,614	0.0
37,727	5.490%, 09/20/2033	38,755	0.0
98,829	5.490%, 09/20/2033	101,335	0.0
148,568	5.490%, 10/20/2033	150,058	0.0
225,716	5.490%, 10/20/2033	231,296	0.0
115,416	5.490%, 11/20/2033	118,342	0.0
189,381	5.490%, 11/20/2033	193,315	0.0
99,781	5.490%, 12/20/2033	102,314	0.0
138,030	5.490%, 12/20/2033	141,786	0.0
184,509	5.490%, 12/20/2033	188,358	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
38,040	5.490%, 01/20/2034	$39,076	0.0
32,366	5.490%, 03/20/2034	33,245	0.0
74,602	5.490%, 03/20/2034	76,239	0.0
32,694	5.490%, 06/20/2034	33,584	0.0
78	5.500%, 04/20/2029	79	0.0
79,206	5.500%, 09/15/2029	80,772	0.0
57,053	5.500%, 10/15/2029	57,923	0.0
17,253	5.500%, 12/20/2032	17,967	0.0
54,993	5.500%, 08/20/2033	56,935	0.0
46,204	5.500%, 11/20/2033	46,072	0.0
15,969	5.500%, 12/20/2033	16,641	0.0
52,397	5.500%, 03/20/2034	52,226	0.0
85,160	5.500%, 04/20/2034	85,066	0.0
94,235	5.500%, 04/20/2034	98,204	0.0
36,138	5.500%, 06/20/2034	36,016	0.0
79,375	5.500%, 06/20/2034	81,451	0.0
59,818	5.500%, 07/20/2034	61,900	0.0
87,595	5.500%, 01/20/2035	87,423	0.0
59,756	5.500%, 05/15/2035	61,890	0.0
4,456	5.500%, 06/20/2035	4,440	0.0
134,067	5.500%, 07/15/2035	138,846	0.0
70,376	5.500%, 08/15/2035	72,887	0.0
70,458	5.500%, 09/20/2035	72,303	0.0
128,835	5.500%, 04/15/2036	134,866	0.0
22,942	5.500%, 06/20/2036	23,910	0.0
2,001	5.500%, 06/20/2038	2,030	0.0
10,562	5.500%, 08/20/2038	10,731	0.0
6,851	5.500%, 09/20/2038	6,940	0.0
1,352	5.500%, 10/20/2038	1,350	0.0
13,807	5.500%, 11/20/2038	14,007	0.0
684	5.500%, 12/20/2038	693	0.0
43,200	5.500%, 01/15/2039	44,852	0.0
5,217	5.500%, 01/20/2039	5,177	0.0
22,280	5.500%, 06/15/2039	23,321	0.0
14,723	5.500%, 06/20/2039	14,687	0.0
17,617	5.500%, 10/20/2039	18,362	0.0
151,917	5.500%, 09/15/2040	158,291	0.0
1,314,351	5.500%, 05/20/2054	1,347,666	0.1
2,216,652	5.500%, 05/20/2054	2,259,903	0.2
2,485,329	5.500%, 05/20/2054	2,530,923	0.2
107,229,000 (2)	5.500%, 10/20/2054	108,278,334	8.6
32,169	5.580%, 12/20/2033	33,402	0.0
81,654	5.580%, 01/20/2034	84,588	0.0
40,727	5.580%, 02/20/2034	42,191	0.0
33,302	5.580%, 03/20/2034	34,500	0.0
39,263	5.580%, 04/20/2034	40,785	0.0
51,912	5.580%, 04/20/2034	54,017	0.0
106,427	5.580%, 04/20/2034	110,256	0.0
29,389	5.580%, 06/20/2034	30,598	0.0
46,360	5.580%, 09/20/2034	48,158	0.0
166,732	5.590%, 06/20/2033	172,748	0.0
11,098	5.590%, 07/20/2033	11,117	0.0
25,492	5.590%, 07/20/2033	26,534	0.0
76,371	5.590%, 07/20/2033	79,127	0.0
127,424	5.590%, 07/20/2033	132,021	0.0
67,816	5.590%, 08/20/2033	70,264	0.0
18,205	5.590%, 09/20/2033	18,394	0.0
34,141	5.590%, 09/20/2033	35,536	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
134,769	5.590%, 09/20/2033	$139,635	0.0
51,472	5.590%, 10/20/2033	53,569	0.0
21,911	5.590%, 11/20/2033	22,750	0.0
35,906	5.590%, 11/20/2033	36,485	0.0
39,528	5.590%, 11/20/2033	41,142	0.0
62,924	5.590%, 12/20/2033	65,315	0.0
70,867	5.740%, 09/20/2037	73,593	0.0
218,122	5.740%, 09/20/2037	226,512	0.0
74,831	5.740%, 10/20/2037	77,710	0.0
75,536	5.740%, 04/20/2038	78,436	0.0
183,305	5.750%, 07/15/2029	186,662	0.0
94,593	5.750%, 08/15/2029	95,746	0.0
24,414	5.750%, 11/15/2029	24,805	0.0
223,550	5.750%, 11/15/2029	227,639	0.0
32,112	5.770%, 03/20/2033	32,355	0.0
113,902	5.770%, 03/20/2033	115,146	0.0
28,274	5.770%, 04/20/2033	28,483	0.0
58,645	5.770%, 04/20/2033	59,669	0.0
66,332	5.770%, 05/20/2033	68,904	0.0
73,110	5.770%, 05/20/2033	75,944	0.0
12,671	5.770%, 07/20/2033	12,666	0.0
41,914	5.770%, 07/20/2033	42,650	0.0
18,537	5.900%, 05/20/2028	18,703	0.0
925,111	5.970%, 11/15/2031	922,536	0.1
257	6.000%, 10/15/2025	257	0.0
14,975	6.000%, 04/15/2026	15,010	0.0
14,489	6.000%, 10/20/2027	14,679	0.0
54,168	6.000%, 05/15/2029	54,715	0.0
27,310	6.000%, 07/15/2029	27,932	0.0
32,722	6.000%, 10/20/2034	34,346	0.0
76,923	6.000%, 03/15/2037	81,005	0.0
50,583	6.000%, 08/20/2038	51,275	0.0
10,850	6.000%, 09/20/2038	11,095	0.0
11,921	6.000%, 10/20/2038	12,575	0.0
62,815	6.000%, 11/15/2038	64,570	0.0
67,769	6.000%, 12/15/2038	69,648	0.0
39,649	6.000%, 08/15/2039	40,753	0.0
136,621	6.000%, 08/15/2039	141,616	0.0
19,700,000 (2)	6.000%, 10/20/2054	20,036,840	1.6
9,093	6.500%, 07/20/2029	9,365	0.0
33,405	6.500%, 07/20/2032	33,947	0.0
47,860	6.500%, 02/15/2034	47,924	0.0
152	6.500%, 09/20/2034	152	0.0
1,891	7.500%, 08/20/2027	1,920	0.0
		912,990,869	72.6
	Uniform Mortgage-Backed Securities: 4.0%
2,552,563	2.000%, 12/01/2051	2,117,075	0.2
2,456,952	2.500%, 12/01/2051	2,139,667	0.2
1,523,904	2.500%, 02/01/2052	1,344,058	0.1
2,245,796	3.000%, 11/01/2051	2,028,022	0.2
1,477,343	3.000%, 01/01/2052	1,350,109	0.1
1,469,683	3.500%, 02/01/2052	1,388,572	0.1
4,637,297	3.500%, 03/01/2052	4,386,127	0.4
4,688,262	4.000%, 05/01/2042	4,629,732	0.4
273,284	4.000%, 05/01/2045	267,026	0.0
320,606	4.000%, 08/01/2046	313,067	0.0
276,097	4.250%, 08/01/2035	276,572	0.0
4,036,917	4.500%, 07/01/2052	3,974,936	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
43,420	4.750%, 11/01/2034	$44,164	0.0
199,453	4.750%, 11/01/2034	202,839	0.0
163,902	4.750%, 02/01/2035	166,764	0.0
299,475	4.750%, 04/01/2035	304,709	0.0
341,248	4.750%, 05/01/2035	347,243	0.0
61,442	4.750%, 07/01/2035	61,784	0.0
376,857	4.750%, 07/01/2035	383,396	0.1
4,984,846	5.000%, 08/01/2052	4,995,292	0.4
20,142	5.030%, 05/01/2037	20,214	0.0
84,986	5.030%, 09/01/2037	87,579	0.0
131,065	5.155%, 01/01/2037	135,066	0.0
29,545	5.250%, 04/01/2032	29,795	0.0
42,145	5.250%, 04/01/2032	43,028	0.0
22,761	5.280%, 11/01/2036	23,543	0.0
68,889	5.280%, 11/01/2036	71,127	0.0
38,512	5.280%, 01/01/2037	39,834	0.0
76,617	5.290%, 08/01/2037	79,078	0.0
55,252	5.290%, 09/01/2037	57,050	0.0
60,152	5.290%, 09/01/2037	62,107	0.0
11,173	5.300%, 10/01/2036	11,316	0.0
59,290	5.300%, 12/01/2036	60,070	0.0
42,676	5.300%, 05/01/2037	44,161	0.0
183,842	5.300%, 08/01/2037	187,797	0.0
94,640	5.390%, 12/01/2037	97,688	0.0
143,023	5.405%, 11/01/2036	147,752	0.0
180,283	5.405%, 02/01/2037	186,528	0.0
10,450,000 (2)	5.500%, 10/01/2054	10,572,638	0.9
7,032,000 (2)	5.500%, 11/01/2054	7,113,976	0.6
54,209	5.740%, 07/01/2037	55,509	0.0
		49,847,010	4.0
	Total U.S. Government Agency Obligations (Cost $1,018,836,380)	986,876,668	78.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 43.3%
111,538 (3)	Fannie Mae REMIC Trust 2002-W1 3A, 3.679%, 04/25/2042	105,987	0.0
502,098 (3)	Fannie Mae REMIC Trust 2002-W6 3A, 4.814%, 01/25/2042	478,843	0.0
3,208,842	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	3,263,939	0.3
544,825	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	574,806	0.0
1,535,768	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,570,774	0.1
2,451,516	Fannie Mae REMIC Trust 2003-W15 2A7, 5.550%, 08/25/2043	2,471,729	0.2
2,165,238	Fannie Mae REMIC Trust 2004-28 PZ, 6.000%, 05/25/2034	2,236,276	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
64,550 (3)	Fannie Mae REMIC Trust 2004-61 SH, 2.420%, (-1.000*SOFR30A + 23.530%), 11/25/2032	$69,877	0.0
15,324	Fannie Mae REMIC Trust 2004-68 LC, 5.000%, 09/25/2029	15,560	0.0
1,524,399	Fannie Mae REMIC Trust 2004-88 ZC, 6.500%, 12/25/2034	1,653,408	0.1
1,768,727 (3)	Fannie Mae REMIC Trust 2004-W11 2A, 4.472%, 03/25/2043	1,678,515	0.1
1,689,036	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	1,733,519	0.1
140,100 (3)	Fannie Mae REMIC Trust 2005-122 SE, 4.219%, (-1.000*SOFR30A + 22.699%), 11/25/2035	145,032	0.0
4,030,299 (3)	Fannie Mae REMIC Trust 2005-17 B, 6.500%, 03/25/2035	4,233,924	0.3
102,873 (3)(4)	Fannie Mae REMIC Trust 2005-17 ES, 1.355%, (-1.000*SOFR30A + 6.636%), 03/25/2035	1,993	0.0
1,660,829 (3)(4)	Fannie Mae REMIC Trust 2005-17 SA, 1.305%, (-1.000*SOFR30A + 6.586%), 03/25/2035	160,096	0.0
989,717	Fannie Mae REMIC Trust 2005-43 PZ, 6.000%, 05/25/2035	1,048,703	0.1
141,396 (3)	Fannie Mae REMIC Trust 2005-59 NQ, 3.389%, (-1.000*SOFR30A + 16.589%), 05/25/2035	146,065	0.0
208,014 (3)	Fannie Mae REMIC Trust 2005-75 GS, 4.066%, (-1.000*SOFR30A + 19.907%), 08/25/2035	234,451	0.0
315,252	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	323,171	0.0
1,861,549	Fannie Mae REMIC Trust 2005-99 XA, 5.500%, 12/25/2035	1,921,405	0.2
53,850 (3)	Fannie Mae REMIC Trust 2006-115 ES, 4.982%, (-1.000*SOFR30A + 26.102%), 12/25/2036	62,441	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
323,290 (3)(4)	Fannie Mae REMIC Trust 2006-36 SP, 1.305%, (-1.000*SOFR30A + 6.586%), 05/25/2036	$22,886	0.0
12,405 (5)	Fannie Mae REMIC Trust 2006-44 P, 0.000%, 12/25/2033	10,585	0.0
1,687,320 (3)(4)	Fannie Mae REMIC Trust 2006-79 SH, 1.055%, (-1.000*SOFR30A + 6.336%), 08/25/2036	165,949	0.0
3,293,200 (3)(4)	Fannie Mae REMIC Trust 2006-8 HL, 1.305%, (-1.000*SOFR30A + 6.586%), 03/25/2036	292,166	0.0
580,446 (3)	Fannie Mae REMIC Trust 2007-1 NR, 6.501%, (-1.000*SOFR30A + 46.630%), 02/25/2037	905,613	0.1
474,470	Fannie Mae REMIC Trust 2007-60 ZB, 4.750%, 05/25/2037	471,786	0.0
90,498 (3)	Fannie Mae REMIC Trust 2009-12 LK, 14.644%, 03/25/2039	101,904	0.0
5,024,849 (3)(4)	Fannie Mae REMIC Trust 2010-147 LS, 1.055%, (-1.000*SOFR30A + 6.336%), 01/25/2041	620,842	0.1
5,044,212	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	5,193,626	0.4
746,307 (3)	Fannie Mae REMIC Trust 2010-26 F, 6.165%, (SOFR30A + 0.884%), 11/25/2036	751,887	0.1
748,783 (3)	Fannie Mae REMIC Trust 2010-39 FN, 6.225%, (SOFR30A + 0.944%), 05/25/2040	755,197	0.1
541,321	Fannie Mae REMIC Trust 2010-80 PZ, 5.000%, 07/25/2040	554,446	0.0
875,356	Fannie Mae REMIC Trust 2010-87 PL, 4.000%, 06/25/2040	868,313	0.1
1,510,104 (3)(4)	Fannie Mae REMIC Trust 2010-95 SB, 1.205%, (-1.000*SOFR30A + 6.486%), 09/25/2040	115,675	0.0
965,262	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	983,468	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,000	Fannie Mae REMIC Trust 2011-105 MB, 4.000%, 10/25/2041	$685,287	0.1
1,006,829	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,003,479	0.1
1,090,104 (3)	Fannie Mae REMIC Trust 2011-4 CS, 2.111%, (-1.000*SOFR30A + 12.671%), 05/25/2040	1,086,177	0.1
4,795,956	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	4,784,209	0.4
2,282,605 (3)(4)	Fannie Mae REMIC Trust 2012-128 VS, 0.855%, (-1.000*SOFR30A + 6.136%), 06/25/2042	133,163	0.0
934,747 (4)	Fannie Mae REMIC Trust 2012-137 EI, 3.000%, 12/25/2027	26,053	0.0
659,311 (4)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	12,850	0.0
3,494,240 (4)	Fannie Mae REMIC Trust 2012-148 HI, 3.500%, 05/25/2042	374,563	0.0
4,699,067 (4)	Fannie Mae REMIC Trust 2012-148 IM, 3.000%, 01/25/2028	151,077	0.0
1,469,813	Fannie Mae REMIC Trust 2012-148 KH, 3.000%, 03/25/2042	1,412,384	0.1
1,285,026 (4)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	156,543	0.0
3,469,968	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,372,890	0.3
2,762,292	Fannie Mae REMIC Trust 2012-27 EZ, 4.250%, 03/25/2042	2,700,051	0.2
2,500,000	Fannie Mae REMIC Trust 2012-40 MY, 3.500%, 04/25/2042	2,343,746	0.2
1,700,000	Fannie Mae REMIC Trust 2012-66 KE, 4.000%, 06/25/2042	1,632,132	0.1
816,371 (3)(4)	Fannie Mae REMIC Trust 2012-68 SD, 1.305%, (-1.000*SOFR30A + 6.586%), 06/25/2032	53,305	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,036,958	0.2
825,193	Fannie Mae REMIC Trust 2013-125 AZ, 4.000%, 11/25/2039	773,646	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
392,401 (4)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	$29,768	0.0
1,012,205 (5)	Fannie Mae REMIC Trust 2013-135 PO, 0.000%, 01/25/2044	753,185	0.1
46,456	Fannie Mae REMIC Trust 2013-18 NA, 2.000%, 12/25/2042	41,681	0.0
1,548,352 (4)	Fannie Mae REMIC Trust 2013-25 BI, 3.000%, 03/25/2033	104,457	0.0
881,821 (4)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	48,588	0.0
1,190,490	Fannie Mae REMIC Trust 2013-55 VZ, 3.000%, 06/25/2043	1,093,076	0.1
1,365,770 (4)	Fannie Mae REMIC Trust 2013-62 AI, 3.000%, 06/25/2033	104,820	0.0
1,401,927	Fannie Mae REMIC Trust 2015-22 DY, 3.000%, 04/25/2045	1,130,185	0.1
1,404,206	Fannie Mae REMIC Trust 2015-26 UZ, 3.000%, 05/25/2045	1,188,285	0.1
711,932	Fannie Mae REMIC Trust 2015-68 JW, 3.500%, 09/25/2030	691,349	0.1
2,630,000	Fannie Mae REMIC Trust 2016-103 PB, 3.000%, 01/25/2047	2,326,770	0.2
3,843,691 (3)(4)	Fannie Mae REMIC Trust 2016-4 DS, 0.705%, (-1.000*SOFR30A + 5.986%), 02/25/2046	485,967	0.0
2,305,448 (3)	Fannie Mae REMIC Trust 2016-51 S, 0.525%, (-1.000*SOFR30A + 5.806%), 10/25/2043	2,087,127	0.2
4,333,554	Fannie Mae REMIC Trust 2016-64 LD, 3.500%, 09/25/2046	4,012,452	0.3
5,799,819	Fannie Mae REMIC Trust 2017-22 DZ, 4.000%, 04/25/2047	5,555,456	0.4
7,510,000	Fannie Mae REMIC Trust 2018-16 TV, 3.000%, 05/25/2041	6,870,694	0.5
443,764	Fannie Mae REMIC Trust 2018-25 AL, 3.500%, 04/25/2048	400,514	0.0
579,496	Fannie Mae REMIC Trust 2018-37 DZ, 4.000%, 06/25/2048	557,750	0.0
3,978,547 (4)	Fannie Mae REMIC Trust 2019-49 IG, 3.000%, 03/25/2033	281,131	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,443,306	Fannie Mae REMIC Trust 2019-6 GZ, 4.000%, 03/25/2059	$2,206,375	0.2
20,483,785 (4)	Fannie Mae REMIC Trust 2020-34 AI, 3.500%, 06/25/2035	1,675,264	0.1
2,780,627 (4)	Fannie Mae REMIC Trust 2020-44 TI, 5.500%, 12/25/2035	425,672	0.0
3,816,287	Fannie Mae REMIC Trust 2023-55 AY, 6.500%, 11/25/2053	4,104,208	0.3
1,008,343 (3)	Fannie Mae Trust 2004-W2 3A, 4.476%, 02/25/2044	988,103	0.1
803,075 (3)	Fannie Mae Trust 2004-W2 4A, 4.452%, 02/25/2044	789,639	0.1
221,387 (3)	Freddie Mac REMIC Trust 2653 SC, 4.070%, (-1.000*SOFR30A + 6.743%), 07/15/2033	216,457	0.0
478,536	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	505,488	0.0
93,317 (5)	Freddie Mac REMIC Trust 2974 KO, 0.000%, 05/15/2035	76,694	0.0
32,995 (3)	Freddie Mac REMIC Trust 3012 ST, 2.316%, (-1.000*SOFR30A + 21.548%), 04/15/2035	33,936	0.0
144,592 (3)	Freddie Mac REMIC Trust 3065 DC, 3.490%, (-1.000*SOFR30A + 19.517%), 03/15/2035	152,216	0.0
221,899	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	233,655	0.0
2,092,536 (3)(4)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-1.000*SOFR30A + 5.544%), 07/15/2036	34,419	0.0
4,198,003	Freddie Mac REMIC Trust 3196 ZK, 6.500%, 04/15/2032	4,453,337	0.4
110,549 (4)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	12,870	0.0
1,032,722	Freddie Mac REMIC Trust 3658 CZ, 5.000%, 04/15/2040	1,044,401	0.1
2,966,426	Freddie Mac REMIC Trust 3770 GA, 4.500%, 10/15/2040	2,996,023	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
186,393 (3)	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-1.000*SOFR30A + 59.451%), 03/15/2039	$189,002	0.0
941,725	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	930,469	0.1
3,625,837 (3)(4)	Freddie Mac REMIC Trust 3960 SG, 0.543%, (-1.000*SOFR30A + 5.886%), 11/15/2041	380,681	0.0
1,568,133	Freddie Mac REMIC Trust 4040 UZ, 5.000%, 05/15/2042	1,563,451	0.1
5,075,000	Freddie Mac REMIC Trust 4059 DY, 3.500%, 06/15/2042	4,847,021	0.4
1,086,205	Freddie Mac REMIC Trust 4097 ZA, 3.500%, 08/15/2042	1,034,713	0.1
4,276,647	Freddie Mac REMIC Trust 4136 ZG, 3.000%, 11/15/2042	3,947,654	0.3
10,089,386	Freddie Mac REMIC Trust 4159 LZ, 3.500%, 01/15/2043	9,476,718	0.8
3,326,595 (4)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	94,181	0.0
1,871,677 (3)	Freddie Mac REMIC Trust 4249 CS, 0.554%, (-1.000*SOFR30A + 4.564%), 09/15/2043	1,421,441	0.1
2,581,419 (3)	Freddie Mac REMIC Trust 4274 US, 0.393%, (-1.000*SOFR30A + 5.736%), 10/15/2035	2,237,541	0.2
10,820,868	Freddie Mac REMIC Trust 4367 MZ, 4.000%, 07/15/2044	10,625,270	0.8
2,576,964	Freddie Mac REMIC Trust 4372 Z, 3.000%, 08/15/2044	2,378,562	0.2
5,808,810 (3)(4)	Freddie Mac REMIC Trust 4438 AS, 0.743%, (-1.000*SOFR30A + 6.086%), 02/15/2045	568,919	0.0
5,292,291	Freddie Mac REMIC Trust 4480 ZX, 4.000%, 11/15/2044	5,208,160	0.4
3,674,662	Freddie Mac REMIC Trust 4631 CZ, 3.500%, 11/15/2046	3,462,414	0.3
2,118,148	Freddie Mac REMIC Trust 4818 GZ, 4.000%, 08/15/2048	2,043,684	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,305,896	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	$2,069,120	0.2
2,597,868	Freddie Mac REMIC Trust 5000 DC, 2.500%, 03/25/2040	2,288,578	0.2
20,172,982 (4)	Freddie Mac REMIC Trust 5013 QI, 3.500%, 09/25/2050	3,923,708	0.3
8,800,000	Freddie Mac REMIC Trust 5361 BY, 7.000%, 12/25/2053	9,762,244	0.8
4,643,779	Freddie Mac REMIC Trust 5369 B, 6.000%, 01/25/2054	4,798,331	0.4
1,334,053 (3)	Freddie Mac Securities REMIC Trust 2005-S001 2A2, 5.119%, (TSFR1M + 0.264%), 09/25/2045	1,303,698	0.1
792,083 (3)	Freddie Mac Structured Pass-Through Certificates T-48 2A, 4.188%, 07/25/2033	744,818	0.1
408,559 (3)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.246%, 02/25/2043	389,929	0.0
4,752,973	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	4,181,526	0.3
51,549	Ginnie Mae 2004-16 AE, 5.500%, 02/20/2034	52,468	0.0
490,711	Ginnie Mae 2004-17 MZ, 5.500%, 03/16/2034	490,063	0.0
346,259	Ginnie Mae 2004-28 CZ, 5.500%, 04/20/2034	353,782	0.0
169,607 (5)	Ginnie Mae 2004-37 OA, 0.000%, 04/17/2034	145,916	0.0
500,521	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	511,645	0.0
1,238,272	Ginnie Mae 2004-81 Z, 5.000%, 10/20/2034	1,236,532	0.1
513,914 (3)(4)	Ginnie Mae 2004-98 SA, 1.625%, (-1.000*TSFR1M + 6.586%), 11/20/2034	49,373	0.0
439,314	Ginnie Mae 2005-21 Z, 5.000%, 03/20/2035	444,084	0.0
61,873 (3)(4)	Ginnie Mae 2005-25 SI, 6.000%, (-1.000*TSFR1M + 42.513%), 01/20/2034	7,477	0.0
264,418 (3)(4)	Ginnie Mae 2005-7 AH, 1.559%, (-1.000*TSFR1M + 6.656%), 02/16/2035	21,472	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
726,834	Ginnie Mae 2005-80 Z, 5.000%, 10/20/2035	$734,305	0.1
36,561 (3)	Ginnie Mae 2005-91 UP, 3.878%, (-1.000*TSFR1M + 14.071%), 09/16/2031	37,284	0.0
4,002,622	Ginnie Mae 2006-10 ZT, 6.000%, 03/20/2036	4,165,112	0.3
1,268,267	Ginnie Mae 2006-17 TW, 6.000%, 04/20/2036	1,300,102	0.1
42,254 (3)	Ginnie Mae 2006-61 FA, 5.000%, (TSFR1M + 0.364%), 11/20/2036	42,202	0.0
1,086,230	Ginnie Mae 2006-7 ZA, 5.500%, 02/20/2036	1,114,565	0.1
768,734 (4)	Ginnie Mae 2007-17 CI, 7.500%, 04/16/2037	118,663	0.0
847,518 (5)	Ginnie Mae 2007-41 OL, 0.000%, 07/20/2037	700,414	0.1
48,411	Ginnie Mae 2007-45 PE, 5.500%, 07/16/2037	49,747	0.0
190,492 (3)	Ginnie Mae 2007-48 SY, 4.617%, (-1.000*TSFR1M + 19.907%), 08/16/2037	197,700	0.0
31,289 (3)	Ginnie Mae 2007-53 SW, 4.979%, (-1.000*TSFR1M + 19.862%), 09/20/2037	35,357	0.0
525,186	Ginnie Mae 2007-60 YZ, 5.500%, 10/20/2037	527,105	0.0
2,306,147	Ginnie Mae 2008-20 PZ, 6.000%, 03/20/2038	2,396,741	0.2
288,389 (3)(4)	Ginnie Mae 2008-3 SA, 1.475%, (-1.000*TSFR1M + 6.436%), 01/20/2038	30,530	0.0
434,447 (3)(4)	Ginnie Mae 2008-40 PS, 1.289%, (-1.000*TSFR1M + 6.386%), 05/16/2038	30,698	0.0
672,669 (3)(4)	Ginnie Mae 2008-51 GS, 1.019%, (-1.000*TSFR1M + 6.116%), 06/16/2038	66,281	0.0
1,250,784 (3)(4)	Ginnie Mae 2008-82 SA, 0.925%, (-1.000*TSFR1M + 5.886%), 09/20/2038	109,428	0.0
586,353 (3)(4)	Ginnie Mae 2009-110 SA, 1.139%, (-1.000*TSFR1M + 6.236%), 04/16/2039	6,938	0.0
6,838,933	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,972,820	0.6
973,463	Ginnie Mae 2009-110 ZC, 4.500%, 11/16/2039	953,440	0.1
1,752,300	Ginnie Mae 2009-118 XZ, 5.000%, 12/20/2039	1,798,803	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
804,598	Ginnie Mae 2009-121 ZQ, 5.500%, 09/20/2039	$836,248	0.1
720,531	Ginnie Mae 2009-31 BP, 5.000%, 05/20/2039	730,300	0.1
1,062,332	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	1,068,565	0.1
951,047	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	995,470	0.1
787,321	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	836,181	0.1
1,066,374	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	1,075,674	0.1
1,380,414	Ginnie Mae 2009-53 ZB, 6.000%, 07/16/2039	1,461,246	0.1
274,039	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	277,153	0.0
132,038 (3)(4)	Ginnie Mae 2009-55 BI, 1.000%, (-1.000*TSFR1M + 159.638%), 06/16/2037	4,187	0.0
1,932,810	Ginnie Mae 2009-61 EZ, 7.500%, 08/20/2039	2,065,940	0.2
7,996,842	Ginnie Mae 2009-61 PZ, 7.500%, 08/20/2039	8,737,699	0.7
6,792,598	Ginnie Mae 2009-61 ZQ, 6.000%, 08/16/2039	7,295,865	0.6
526,134 (3)(4)	Ginnie Mae 2009-66 QS, 1.025%, (-1.000*TSFR1M + 5.986%), 07/20/2039	23,195	0.0
3,293,842	Ginnie Mae 2009-68 ZC, 5.500%, 08/16/2039	3,445,447	0.3
389,890 (3)(4)	Ginnie Mae 2009-77 SA, 0.939%, (-1.000*TSFR1M + 6.036%), 09/16/2039	33,833	0.0
3,161,963	Ginnie Mae 2009-77 ZB, 5.500%, 09/16/2039	3,282,023	0.3
1,327,912	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,430,812	0.1
725,502	Ginnie Mae 2009-87 PZ, 5.500%, 10/20/2039	764,489	0.1
2,637,234	Ginnie Mae 2009-87 WZ, 6.000%, 10/20/2039	2,770,846	0.2
742,733	Ginnie Mae 2009-92 DZ, 4.500%, 10/16/2039	726,183	0.1
1,789,193	Ginnie Mae 2009-98 MZ, 5.000%, 10/16/2039	1,818,590	0.1
223,675 (3)	Ginnie Mae 2009-H01 FA, 6.225%, (TSFR1M + 1.264%), 11/20/2059	224,622	0.0
555,021 (4)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	35,335	0.0
5,903,072	Ginnie Mae 2010-113 BE, 4.500%, 09/20/2040	5,956,115	0.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
605,549 (3)(4)	Ginnie Mae 2010-116 NS, 1.439%, (-1.000*TSFR1M + 6.536%), 09/16/2040	$51,352	0.0
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,043,082	0.2
4,168,192	Ginnie Mae 2010-117 ZQ, 4.500%, 09/20/2040	4,154,527	0.3
918,000	Ginnie Mae 2010-121 TB, 4.000%, 09/20/2040	889,767	0.1
2,057,442	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	2,052,806	0.2
931 (4)	Ginnie Mae 2010-130 KI, 5.500%, 09/16/2040	1	0.0
1,388,533	Ginnie Mae 2010-14 B, 4.500%, 02/16/2040	1,384,245	0.1
537,273 (3)(4)	Ginnie Mae 2010-158 SA, 0.975%, (-1.000*TSFR1M + 5.936%), 12/20/2040	61,984	0.0
746,132	Ginnie Mae 2010-162 ZE, 4.000%, 12/16/2040	734,479	0.1
6,191,251 (3)(4)	Ginnie Mae 2010-166 GS, 0.925%, (-1.000*TSFR1M + 5.886%), 12/20/2040	673,248	0.1
75,776 (4)	Ginnie Mae 2010-166 NI, 4.500%, 04/20/2039	578	0.0
593,252	Ginnie Mae 2010-169 AW, 4.500%, 12/20/2040	596,322	0.1
37,771 (4)	Ginnie Mae 2010-19 LI, 5.000%, 07/16/2039	549	0.0
764,185	Ginnie Mae 2010-31 BP, 5.000%, 03/20/2040	780,558	0.1
477,560 (4)	Ginnie Mae 2010-4 WI, 6.000%, 01/16/2040	61,345	0.0
4,056,342	Ginnie Mae 2010-42 VZ, 5.500%, 10/20/2039	4,229,068	0.3
599,111	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	599,717	0.1
3,421,583 (3)	Ginnie Mae 2010-H10 FB, 6.390%, (TSFR1M + 1.114%), 05/20/2060	3,440,209	0.3
1,299,887 (3)	Ginnie Mae 2010-H10 FC, 6.462%, (TSFR1M + 1.114%), 05/20/2060	1,307,163	0.1
41,642 (3)	Ginnie Mae 2010-H11 FA, 6.390%, (TSFR1M + 1.114%), 06/20/2060	41,838	0.0
801,844 (3)	Ginnie Mae 2010-H20 AF, 5.797%, (TSFR1M + 0.444%), 10/20/2060	799,014	0.1
65,516 (3)	Ginnie Mae 2010-H26 LF, 5.817%, (TSFR1M + 0.464%), 08/20/2058	65,454	0.0
102,379 (4)	Ginnie Mae 2011-123 QI, 5.000%, 05/20/2041	7,208	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
360,813 (3)	Ginnie Mae 2011-128 TF, 5.661%, (TSFR1M + 0.564%), 05/16/2041	$359,073	0.0
1,512,888 (3)(4)	Ginnie Mae 2011-141 PS, 1.489%, (-1.000*TSFR1M + 6.586%), 06/16/2041	105,911	0.0
1,386,203 (4)	Ginnie Mae 2011-146 EI, 5.000%, 11/16/2041	244,263	0.0
945,000	Ginnie Mae 2011-151 PY, 3.000%, 11/20/2041	824,970	0.1
26,784	Ginnie Mae 2011-169 BC, 7.000%, 05/16/2032	27,623	0.0
97,668 (3)	Ginnie Mae 2011-169 BG, 5.450%, 04/16/2039	98,955	0.0
4,508,707	Ginnie Mae 2011-25 Z, 4.000%, 02/20/2041	4,426,625	0.4
1,173,438	Ginnie Mae 2011-59 QC, 4.000%, 12/20/2040	1,165,129	0.1
1,683,074	Ginnie Mae 2011-89 Z, 3.500%, 06/20/2041	1,598,858	0.1
479,321 (3)	Ginnie Mae 2011-H01 AF, 5.917%, (TSFR1M + 0.564%), 11/20/2060	478,692	0.0
713,128 (3)	Ginnie Mae 2011-H03 FA, 5.967%, (TSFR1M + 0.614%), 01/20/2061	712,379	0.1
139,345 (3)	Ginnie Mae 2011-H07 FA, 5.967%, (TSFR1M + 0.614%), 02/20/2061	139,177	0.0
80,387 (3)	Ginnie Mae 2011-H08 FD, 5.967%, (TSFR1M + 0.614%), 02/20/2061	80,329	0.0
175,407 (3)	Ginnie Mae 2011-H09 AF, 5.967%, (TSFR1M + 0.614%), 03/20/2061	175,224	0.0
236,571 (3)	Ginnie Mae 2011-H19 FA, 5.937%, (TSFR1M + 0.584%), 08/20/2061	236,222	0.0
307,977 (3)	Ginnie Mae 2011-H21 FT, 5.350%, (H15T1Y + 0.700%), 10/20/2061	307,325	0.0
513,768 (4)	Ginnie Mae 2012-103 IC, 3.500%, 08/16/2040	13,928	0.0
184,952 (4)	Ginnie Mae 2012-124 MI, 4.000%, 03/20/2042	15,476	0.0
10,910,030 (4)	Ginnie Mae 2012-136 BI, 3.500%, 11/20/2042	1,524,801	0.1
581,916 (4)	Ginnie Mae 2012-146 AI, 3.000%, 10/20/2037	5,835	0.0
164,130 (3)(4)	Ginnie Mae 2012-34 MS, 1.489%, (-1.000*TSFR1M + 6.586%), 04/16/2041	7,734	0.0
2,033,629 (3)(4)	Ginnie Mae 2012-48 SA, 1.439%, (-1.000*TSFR1M + 6.536%), 04/16/2042	274,205	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,651,973 (3)(4)	Ginnie Mae 2012-60 SG, 0.889%, (-1.000*TSFR1M + 5.986%), 05/16/2042	$263,777	0.0
2,789,291 (3)	Ginnie Mae 2012-77 FE, 5.601%, (TSFR1M + 0.504%), 05/16/2041	2,776,804	0.2
562,831 (3)(4)	Ginnie Mae 2012-93 NS, 1.025%, (-1.000*TSFR1M + 5.986%), 07/20/2042	51,973	0.0
587,767 (4)	Ginnie Mae 2012-98 EI, 4.000%, 04/20/2041	56,190	0.0
1,055,250 (3)	Ginnie Mae 2012-H06 FS, 6.167%, (TSFR1M + 0.814%), 03/20/2062	1,057,218	0.1
2,316,505 (3)	Ginnie Mae 2012-H08 FA, 6.067%, (TSFR1M + 0.714%), 01/20/2062	2,317,260	0.2
608,797 (3)	Ginnie Mae 2012-H08 FB, 6.067%, (TSFR1M + 0.714%), 03/20/2062	609,060	0.1
122,617 (3)	Ginnie Mae 2012-H11 FA, 6.167%, (TSFR1M + 0.814%), 02/20/2062	122,845	0.0
166,704 (3)	Ginnie Mae 2012-H11 GA, 6.047%, (TSFR1M + 0.694%), 05/20/2062	166,727	0.0
430,624 (3)	Ginnie Mae 2012-H11 VA, 6.117%, (TSFR1M + 0.764%), 05/20/2062	430,963	0.0
576,610 (3)	Ginnie Mae 2012-H12 FA, 6.017%, (TSFR1M + 0.664%), 04/20/2062	576,354	0.0
3,443,520 (3)	Ginnie Mae 2012-H12 FB, 6.517%, (TSFR1M + 1.164%), 02/20/2062	3,467,795	0.3
184,656 (3)	Ginnie Mae 2012-H14 FK, 6.047%, (TSFR1M + 0.694%), 07/20/2062	184,422	0.0
957,299 (3)	Ginnie Mae 2012-H20 BA, 6.027%, (TSFR1M + 0.674%), 09/20/2062	944,225	0.1
124,773 (3)	Ginnie Mae 2012-H29 FA, 5.982%, (TSFR1M + 0.629%), 10/20/2062	124,676	0.0
429,348 (3)	Ginnie Mae 2012-H30 GA, 5.817%, (TSFR1M + 0.464%), 12/20/2062	428,243	0.0
1,007,805	Ginnie Mae 2013-119 TZ, 3.000%, 08/20/2043	913,746	0.1
7,000,000	Ginnie Mae 2013-147 BE, 4.000%, 12/20/2039	6,786,192	0.5
1,567,093	Ginnie Mae 2013-167 Z, 3.000%, 10/16/2043	1,439,948	0.1
1,900,000 (4)	Ginnie Mae 2013-186 UI, 2.500%, 11/20/2043	260,693	0.0
414,755 (4)	Ginnie Mae 2013-186 VI, 4.000%, 12/20/2042	57,045	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,758,879	Ginnie Mae 2013-186 ZE, 2.500%, 12/16/2043	$2,453,927	0.2
2,061,885 (4)	Ginnie Mae 2013-20 LI, 4.500%, 12/16/2042	211,109	0.0
1,449,691 (4)	Ginnie Mae 2013-23 IO, 3.500%, 02/20/2043	243,182	0.0
603,724 (3)(4)	Ginnie Mae 2013-88 AI, 0.535%, (-1.000*TSFR1M + 5.736%), 06/20/2043	51,200	0.0
1,019,999 (3)(4)	Ginnie Mae 2013-99 SK, 0.585%, (-1.000*TSFR1M + 5.786%), 07/20/2043	72,215	0.0
579,223 (3)	Ginnie Mae 2013-H02 FD, 5.807%, (TSFR1M + 0.454%), 12/20/2062	577,197	0.0
96,816 (3)	Ginnie Mae 2013-H07 HA, 5.877%, (TSFR1M + 0.524%), 03/20/2063	96,598	0.0
772,940 (3)	Ginnie Mae 2013-H08 BF, 5.867%, (TSFR1M + 0.514%), 03/20/2063	767,567	0.1
352,892 (3)	Ginnie Mae 2013-H10 FT, 5.100%, (H15T1Y + 0.450%), 04/20/2063	351,172	0.0
927,758 (3)	Ginnie Mae 2013-H13 FS, 6.467%, (TSFR1M + 1.114%), 06/20/2063	934,984	0.1
600,716 (3)	Ginnie Mae 2013-H14 FC, 5.937%, (TSFR1M + 0.584%), 06/20/2063	599,866	0.1
175,107 (3)	Ginnie Mae 2013-H14 FD, 5.937%, (TSFR1M + 0.584%), 06/20/2063	174,732	0.0
204,330 (3)	Ginnie Mae 2013-H14 FG, 5.937%, (TSFR1M + 0.584%), 05/20/2063	204,002	0.0
123,128 (3)	Ginnie Mae 2013-H15 FA, 6.007%, (TSFR1M + 0.654%), 06/20/2063	123,060	0.0
173,621 (3)	Ginnie Mae 2013-H17 FA, 6.017%, (TSFR1M + 0.664%), 07/20/2063	173,536	0.0
65,877 (3)	Ginnie Mae 2013-H18 EA, 5.967%, (TSFR1M + 0.614%), 07/20/2063	65,794	0.0
562,661 (3)	Ginnie Mae 2013-H18 FA, 5.967%, (TSFR1M + 0.614%), 06/20/2063	562,167	0.0
763,457 (3)	Ginnie Mae 2013-H19 DF, 6.117%, (TSFR1M + 0.764%), 05/20/2063	761,830	0.1
162,934 (3)	Ginnie Mae 2013-H20 FB, 6.467%, (TSFR1M + 1.114%), 08/20/2063	164,051	0.0
80,424 (3)	Ginnie Mae 2013-H21 FB, 6.167%, (TSFR1M + 0.814%), 09/20/2063	80,578	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
264,329 (3)	Ginnie Mae 2013-H22 FB, 6.167%, (TSFR1M + 0.814%), 08/20/2063	$264,796	0.0
877,581 (3)	Ginnie Mae 2013-H22 FT, 5.300%, (H15T1Y + 0.650%), 04/20/2063	875,853	0.1
212,265 (3)	Ginnie Mae 2013-H23 FA, 6.767%, (TSFR1M + 1.414%), 09/20/2063	214,311	0.0
18,995 (3)	Ginnie Mae 2013-H24 FB, 6.197%, (TSFR1M + 0.844%), 09/20/2063	19,036	0.0
1,551,318 (3)(4)	Ginnie Mae 2014-107 XS, 0.389%, (-1.000*TSFR1M + 5.486%), 07/16/2044	134,491	0.0
2,793,200	Ginnie Mae 2014-115 EM, 4.000%, 08/20/2044	2,690,709	0.2
2,336,716	Ginnie Mae 2014-118 ZP, 4.000%, 08/20/2044	2,250,275	0.2
1,007,219 (3)(4)	Ginnie Mae 2014-129 WS, 0.585%, (-1.000*TSFR1M + 5.786%), 09/20/2044	79,047	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,715,299	0.1
788,818 (3)(4)	Ginnie Mae 2014-161 WS, 0.585%, (-1.000*TSFR1M + 5.786%), 11/20/2044	63,382	0.0
919,428 (4)	Ginnie Mae 2014-183 IM, 5.000%, 06/20/2035	142,631	0.0
1,082,622 (3)(4)	Ginnie Mae 2014-30 ES, 0.047%, (-1.000*TSFR1M + 4.886%), 03/20/2040	74,540	0.0
744,868 (3)(4)	Ginnie Mae 2014-96 SQ, 0.389%, (-1.000*TSFR1M + 5.486%), 07/16/2044	64,391	0.0
1,639,888 (4)	Ginnie Mae 2014-99 IO, 4.500%, 06/20/2044	342,469	0.0
4,437,955 (3)	Ginnie Mae 2014-H03 FS, 6.117%, (TSFR1M + 0.764%), 02/20/2064	4,442,416	0.4
392,850 (3)	Ginnie Mae 2014-H04 FB, 6.117%, (TSFR1M + 0.764%), 02/20/2064	393,254	0.0
448,045 (3)	Ginnie Mae 2014-H05 FB, 6.067%, (TSFR1M + 0.714%), 12/20/2063	448,115	0.0
337,124 (3)	Ginnie Mae 2014-H06 FA, 6.037%, (TSFR1M + 0.684%), 03/20/2064	337,100	0.0
165,731 (3)	Ginnie Mae 2014-H06 HB, 6.117%, (TSFR1M + 0.764%), 03/20/2064	165,913	0.0
1,868,591 (3)	Ginnie Mae 2014-H11 VA, 5.967%, (TSFR1M + 0.614%), 06/20/2064	1,866,610	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,409,820 (3)	Ginnie Mae 2014-H15 FA, 5.967%, (TSFR1M + 0.614%), 07/20/2064	$2,407,716	0.2
1,094,784 (3)	Ginnie Mae 2014-H21 FA, 6.117%, (TSFR1M + 0.764%), 10/20/2064	1,093,953	0.1
7,854,272 (3)	Ginnie Mae 2015-10 Q, 2.417%, 10/20/2044	6,874,318	0.6
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	104,553	0.0
2,364,266 (3)(4)	Ginnie Mae 2015-141 IX, 0.311%, (-1.000*TSFR1M + 2.060%), 06/20/2045	37,109	0.0
15,125,000	Ginnie Mae 2015-143 B, 3.500%, 04/20/2045	14,061,709	1.1
1,725,248 (4)	Ginnie Mae 2015-149 IL, 4.500%, 10/20/2045	379,722	0.0
902,180 (4)	Ginnie Mae 2015-157 PI, 4.000%, 03/20/2044	90,011	0.0
2,213,608	Ginnie Mae 2015-165 ZA, 3.500%, 07/20/2045	2,120,116	0.2
4,898,686	Ginnie Mae 2015-64 ZH, 2.500%, 05/16/2045	4,341,154	0.3
546,893 (3)	Ginnie Mae 2015-H03 FA, 5.967%, (TSFR1M + 0.614%), 12/20/2064	546,381	0.0
1,816,821 (3)	Ginnie Mae 2015-H05 FC, 5.947%, (TSFR1M + 0.594%), 02/20/2065	1,811,299	0.1
669,657 (3)	Ginnie Mae 2015-H06 FA, 5.947%, (TSFR1M + 0.594%), 02/20/2065	668,907	0.1
1,121,505 (3)	Ginnie Mae 2015-H08 FC, 5.947%, (TSFR1M + 0.594%), 03/20/2065	1,120,668	0.1
992,274 (3)	Ginnie Mae 2015-H10 FH, 6.067%, (TSFR1M + 0.714%), 04/20/2065	990,504	0.1
122,058 (3)	Ginnie Mae 2015-H12 FA, 5.947%, (TSFR1M + 0.594%), 05/20/2065	121,967	0.0
1,877,916 (3)	Ginnie Mae 2015-H13 FG, 5.867%, (TSFR1M + 0.514%), 04/20/2065	1,873,359	0.2
142,832 (3)	Ginnie Mae 2015-H14 FB, 5.897%, (TSFR1M + 0.544%), 05/20/2065	142,521	0.0
700,695 (3)	Ginnie Mae 2015-H18 FB, 6.067%, (TSFR1M + 0.714%), 07/20/2065	699,768	0.1
608,235 (3)	Ginnie Mae 2015-H20 FB, 6.067%, (TSFR1M + 0.714%), 08/20/2065	607,345	0.1
1,055,009 (3)	Ginnie Mae 2015-H22 FC, 6.067%, (TSFR1M + 0.714%), 09/20/2065	1,053,396	0.1
1,283,062 (3)	Ginnie Mae 2015-H23 FB, 5.987%, (TSFR1M + 0.634%), 09/20/2065	1,282,460	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
895,357 (3)	Ginnie Mae 2015-H26 FA, 5.987%, (TSFR1M + 0.634%), 10/20/2065	$894,893	0.1
231,354 (3)	Ginnie Mae 2015-H26 FC, 6.067%, (TSFR1M + 0.714%), 08/20/2065	231,398	0.0
723,380 (3)	Ginnie Mae 2015-H26 FG, 5.987%, (TSFR1M + 0.634%), 10/20/2065	721,457	0.1
2,226,798 (3)	Ginnie Mae 2015-H29 FL, 6.067%, (TSFR1M + 0.714%), 11/20/2065	2,223,684	0.2
4,005,693 (3)	Ginnie Mae 2015-H30 FE, 6.067%, (TSFR1M + 0.714%), 11/20/2065	4,007,835	0.3
223,491 (3)	Ginnie Mae 2015-H31 FT, 6.117%, (TSFR1M + 0.764%), 11/20/2065	223,596	0.0
9,880,907 (4)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,233,315	0.1
4,452,295 (4)	Ginnie Mae 2016-145 IU, 3.500%, 10/20/2046	789,346	0.1
4,494,969 (3)(4)	Ginnie Mae 2016-20 BS, 1.025%, (-1.000*TSFR1M + 5.986%), 02/20/2046	584,235	0.0
2,355,831 (3)	Ginnie Mae 2016-5 AB, 4.692%, 01/20/2046	2,399,120	0.2
3,922,065	Ginnie Mae 2016-69 B, 3.000%, 05/20/2046	3,538,698	0.3
109,410 (3)	Ginnie Mae 2016-H01 FL, 6.117%, (TSFR1M + 0.764%), 12/20/2065	109,526	0.0
979,708 (3)	Ginnie Mae 2016-H02 FH, 6.467%, (TSFR1M + 1.114%), 01/20/2066	984,007	0.1
229,214 (3)	Ginnie Mae 2016-H03 FB, 6.117%, (TSFR1M + 0.764%), 01/20/2066	229,012	0.0
201,023 (3)	Ginnie Mae 2016-H07 FK, 6.467%, (TSFR1M + 1.114%), 03/20/2066	201,841	0.0
690,639 (3)	Ginnie Mae 2016-H09 FB, 6.367%, (TSFR1M + 1.014%), 04/20/2066	692,256	0.1
2,000,049 (3)	Ginnie Mae 2016-H11 F, 6.267%, (TSFR1M + 0.914%), 05/20/2066	2,002,253	0.2
618,706 (3)	Ginnie Mae 2016-H11 FE, 6.317%, (TSFR1M + 0.964%), 04/20/2066	619,764	0.1
431,746 (3)	Ginnie Mae 2016-H13 FD, 5.100%, (H15T1Y + 0.450%), 05/20/2066	429,622	0.0
88,025 (3)	Ginnie Mae 2016-H13 FT, 6.047%, (TSFR1M + 0.694%), 05/20/2066	88,033	0.0
5,789,197 (3)	Ginnie Mae 2016-H20 FB, 6.017%, (TSFR1M + 0.664%), 09/20/2066	5,786,887	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
67,516 (3)	Ginnie Mae 2016-H20 FG, 6.167%, (TSFR1M + 0.814%), 08/20/2066	$67,542	0.0
1,293,163 (3)	Ginnie Mae 2016-H21 FH, 6.317%, (TSFR1M + 0.964%), 09/20/2066	1,295,460	0.1
2,969,878 (3)	Ginnie Mae 2016-H23 F, 6.217%, (TSFR1M + 0.864%), 10/20/2066	2,989,795	0.2
3,963,080	Ginnie Mae 2017-107 QZ, 3.000%, 08/20/2045	3,347,317	0.3
1,000,000	Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	839,469	0.1
1,000,000	Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	825,346	0.1
1,749,560	Ginnie Mae 2017-122 CZ, 3.000%, 08/20/2047	1,416,940	0.1
1,811,365 (4)	Ginnie Mae 2017-123 IO, 5.000%, 08/16/2047	386,180	0.0
2,890,000	Ginnie Mae 2017-162 PL, 3.000%, 10/20/2047	2,331,858	0.2
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	630,077	0.1
10,000,000	Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,643,502	0.7
1,136,541	Ginnie Mae 2017-56 HM, 3.000%, 12/20/2046	1,054,506	0.1
5,277,101	Ginnie Mae 2017-56 JZ, 3.000%, 04/20/2047	4,507,034	0.4
671,667 (3)	Ginnie Mae 2017-H07 FG, 5.927%, (TSFR1M + 0.574%), 02/20/2067	670,510	0.1
779,640 (3)	Ginnie Mae 2017-H14 FV, 5.967%, (TSFR1M + 0.614%), 06/20/2067	778,678	0.1
840,043 (3)	Ginnie Mae 2017-H17 FG, 5.967%, (TSFR1M + 0.614%), 08/20/2067	839,135	0.1
248,987 (3)	Ginnie Mae 2017-H19 FA, 5.917%, (TSFR1M + 0.564%), 08/20/2067	248,388	0.0
1,245,532	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	1,166,348	0.1
366,436	Ginnie Mae 2018-163 DZ, 4.500%, 11/20/2048	346,374	0.0
590,426 (4)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	86,140	0.0
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	863,716	0.1
174,196 (3)	Ginnie Mae 2018-H07 FE, 5.817%, (TSFR1M + 0.464%), 02/20/2068	173,763	0.0
10,145,694	Ginnie Mae 2019-1 LZ, 3.500%, 01/20/2049	8,903,535	0.7
1,399,081	Ginnie Mae 2019-1 Z, 4.000%, 01/20/2049	1,335,695	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,679,865 (3)	Ginnie Mae 2019-100 FD, 5.475%, (TSFR1M + 0.514%), 08/20/2049	$2,652,879	0.2
10,091,624	Ginnie Mae 2019-123 CA, 3.000%, 10/20/2049	9,237,588	0.7
734,635 (4)	Ginnie Mae 2019-29 AI, 5.000%, 07/20/2048	158,324	0.0
11,611,424 (4)	Ginnie Mae 2019-56 YI, 5.000%, 05/20/2049	2,684,192	0.2
109,899	Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	95,403	0.0
1,250,576 (3)	Ginnie Mae 2019-H01 FL, 5.917%, (TSFR1M + 0.564%), 12/20/2068	1,252,879	0.1
1,355,024 (3)	Ginnie Mae 2019-H05 FL, 5.947%, (TSFR1M + 0.594%), 03/20/2069	1,350,191	0.1
280,872 (3)	Ginnie Mae 2019-H10 FM, 5.867%, (TSFR1M + 0.514%), 05/20/2069	280,100	0.0
875,124 (3)	Ginnie Mae 2019-H19 FB, 5.917%, (TSFR1M + 0.564%), 11/20/2069	873,541	0.1
18,080,889 (4)	Ginnie Mae 2020-47 LI, 3.500%, 04/20/2050	3,476,921	0.3
252,588 (3)	Ginnie Mae 2020-H01 FT, 5.150%, (H15T1Y + 0.500%), 01/20/2070	251,272	0.0
356,124 (3)	Ginnie Mae 2020-H09 FL, 6.617%, (TSFR1M + 1.264%), 05/20/2070	361,162	0.0
7,977,450 (3)(4)	Ginnie Mae 2021-58 SB, 1.225%, (-1.000*TSFR1M + 6.186%), 04/20/2051	1,042,960	0.1
5,471,968 (4)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	870,232	0.1
13,880,579 (3)(4)	Ginnie Mae 2021-77 SK, 0.286%, (-1.000*TSFR1M + 3.186%), 05/20/2051	276,743	0.0
110,340 (3)	Ginnie Mae 2021-H09 Z, 3.085%, 10/20/2066	104,945	0.0
11,569,390	Ginnie Mae 2022-205 ZG, 5.500%, 12/20/2052	11,895,147	0.9
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	2,012,016	0.2
6,195,167	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,351,272	0.5
11,596,550 (3)	Ginnie Mae 2024-43 F, 6.295%, (SOFR30A + 0.950%), 03/20/2054	11,613,141	0.9
5,232,283	Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	4,928,927	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,313,416 (3)	Seasoned Credit Risk Transfer Trust Series 2018-2 HA, 3.000%, 11/25/2057	$1,246,597	0.1
3,681,329	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	3,461,477	0.3
1,576,765	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,484,409	0.1
7,835,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	7,576,964	0.6
2,895,205	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	2,739,110	0.2
5,875,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	5,453,030	0.4
1,094,729	Vendee Mortgage Trust 2003-2 Z, 5.000%, 05/15/2033	1,111,206	0.1
2,281,673	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	2,167,249	0.2
19,984,792 (3)(4)	Vendee Mortgage Trust 2011-2 IO, 0.360%, 10/15/2041	293,674	0.0
	Total Collateralized Mortgage Obligations (Cost $583,938,854)	544,421,662	43.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.4%
8,753,770 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.439%, 01/25/2030	509,519	0.1
29,765,160 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K108 X1, 1.810%, 03/25/2030	2,237,743	0.2
19,295,745 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.811%, 04/25/2030	1,434,085	0.1
2,963,174 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.020%, 09/25/2030	130,533	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,409,472 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.628%, 05/25/2035	$1,878,850	0.2
14,651,382 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	1,472,429	0.1
33,887,801 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.690%, 12/25/2035	1,565,803	0.1
24,416,815 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.823%, 09/25/2027	445,325	0.0
31,466,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	1,577,965	0.1
34,216,370 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.074%, 01/25/2031	2,988,848	0.3
232,626 (3)	Ginnie Mae 2004-23 Z, 5.752%, 03/16/2044	231,703	0.0
2,447,807 (3)(4)	Ginnie Mae 2006-67 IO, 0.681%, 11/16/2046	8,221	0.0
41,731 (3)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	41,610	0.0
455,533	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	443,843	0.0
216,742 (3)(4)	Ginnie Mae 2008-45 IO, 0.861%, 02/16/2048	318	0.0
54,117 (3)(4)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	551	0.0
7,468,361 (3)(4)	Ginnie Mae 2011-47 IO, 0.209%, 01/16/2051	21,295	0.0
394,203 (3)(4)	Ginnie Mae 2017-9 IO, 0.658%, 01/16/2057	14,892	0.0
2,039,277 (3)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,587,164	0.1
11,500,110	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	9,696,199	0.8
2,052,892	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,421,611	0.1
2,042,193	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,351,805	0.1
2,713,417 (3)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,210,035	0.2
3,532,158	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,620,768	0.2
5,300,116	Ginnie Mae 2021-79 Z, 1.750%, 08/16/2063	2,325,622	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,628,095	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	$1,149,419	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,161,763	0.1
4,060,650 (3)(4)	Ginnie Mae 2023-88 IO, 0.923%, 03/16/2065	301,704	0.0
57,914,901 (3)(4)	Ginnie Mae 2024-82 AI, 0.741%, 10/16/2065	3,883,183	0.3
	Total Commercial Mortgage-Backed Securities (Cost $54,247,404)	42,712,806	3.4

U.S. TREASURY OBLIGATIONS: 1.6%
	United States Treasury Notes: 1.6%
19,868,000	3.500%, 09/30/2031	19,832,300	1.6

	Total U.S. Treasury Obligations (Cost $19,868,369)	19,832,300	1.6

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
784,787 (3)	Fannie Mae Grantor Trust 2001-T9 A1, 5.079%, (TSFR1M + 0.224%), 09/25/2031	778,414	0.1
85,436 (3)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.392%, 07/26/2033	84,243	0.0
3,365 (3)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	3,353	0.0
4,282 (3)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	4,259	0.0
3,235 (3)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	3,262	0.0
		873,531	0.1
	Total Asset-Backed Securities (Cost $874,835)	873,531	0.1

	Total Long-Term Investments (Cost $1,677,765,842)	1,594,716,967	126.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	U.S. Treasury Obligations: 0.8%
10,275,000 (6)	United States Treasury Bill, 4.610%, 10/31/2024	$10,235,009	0.8
	Total Short-Term Investments (Cost $10,233,168)	10,235,009	0.8
	Total Investments in Securities (Cost $1,687,999,010)	$1,604,951,976	127.7
	Liabilities in Excess of Other Assets	(348,358,593)	(27.7)
	Net Assets	$1,256,593,383	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Represents or includes a TBA transaction.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.

Reference Rate Abbreviations:

H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$986,876,668	$—	$986,876,668
Collateralized Mortgage Obligations	—	544,421,662	—	544,421,662
Commercial Mortgage-Backed Securities	—	42,712,806	—	42,712,806
U.S. Treasury Obligations	—	19,832,300	—	19,832,300
Asset-Backed Securities	—	873,531	—	873,531
Short-Term Investments	—	10,235,009	—	10,235,009
Total Investments, at fair value	$—	$1,604,951,976	$—	$1,604,951,976
Other Financial Instruments+
Futures	340,924	—	—	340,924
Total Assets	$340,924	$1,604,951,976	$—	$1,605,292,900
Liabilities Table
Other Financial Instruments+
Futures	$(100,716)	$—	$—	$(100,716)
Sales Commitments	—	(15,037,847)	—	(15,037,847)
Total Liabilities	$(100,716)	$(15,037,847)	$—	$(15,138,563)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury 2-Year Note	(62)	12/31/24	$(12,911,016)	$(26,275)
U.S. Treasury 5-Year Note	(930)	12/31/24	(102,191,015)	(74,441)
U.S. Treasury 10-Year Note	(1,003)	12/19/24	(114,624,094)	10,034
U.S. Treasury Long Bond	(218)	12/19/24	(27,072,875)	130,674
U.S. Treasury Ultra 10-Year Note	(134)	12/19/24	(15,851,781)	192,348
U.S. Treasury Ultra Long Bond	(8)	12/19/24	(1,064,750)	7,868
			$(273,715,531)	$240,208

The following sales commitments were held by the Voya GNMA Income Fund at September 30, 2024:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(5,519,000)	Ginnie Mae, 0.040%, due 10/20/54	10/21/24	$(5,335,587)
(6,480,000)	Uniform Mortgage-Backed Securities, 0.050%, due 10/01/54	10/15/24	(6,475,697)
(3,500,000)	Uniform Mortgage-Backed Securities, 4.500%, due 06/25/54	11/14/24	(3,226,563)
	Total Sales Commitments
	Proceeds receivable $(15,305,856)		$(15,037,847)

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$340,924
Total Asset Derivatives		$340,924

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$100,716
Total Liability Derivatives		$100,716

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(8,766,067)
Total	$(8,766,067)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$787,994
Total	$787,994

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,691,086,826.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,962,088
Gross Unrealized Depreciation	(94,814,580)
Net Unrealized Depreciation	$(85,852,492)

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.2%
	Basic Materials: 6.1%
1,750,000 (1)	Avient Corp., 6.250%, 11/01/2031	$1,795,374	0.4
950,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	1,015,685	0.2
300,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	281,163	0.1
1,250,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,181,283	0.3
625,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	581,403	0.1
1,150,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,117,879	0.3
1,400,000 (1)(2)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	1,184,905	0.3
1,450,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,448,286	0.3
315,000 (1)	Constellium SE, 6.375%, 08/15/2032	323,579	0.1
1,850,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,831,487	0.4
1,225,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,239,660	0.3
1,350,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	1,334,058	0.3
1,400,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 8.750%, Cash Rate 9.500%), 02/15/2026	1,312,103	0.3
1,175,000 (1)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	1,144,098	0.3
1,575,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	1,575,275	0.4
905,000 (1)	Mativ Holdings, Inc., 8.000%, 10/01/2029	924,842	0.2
925,000 (1)	NOVA Chemicals Corp., 8.500%, 11/15/2028	988,535	0.2
400,000 (1)	Novelis Corp., 3.250%, 11/15/2026	386,347	0.1
975,000 (1)	Novelis Corp., 3.875%, 08/15/2031	892,283	0.2
350,000 (1)	Novelis Corp., 4.750%, 01/30/2030	339,630	0.1
1,125,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,044,875	0.3
550,000 (1)(2)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	525,693	0.1
800,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	817,238	0.2
1,575,000 (1)	SPCM SA, 3.125%, 03/15/2027	1,504,932	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
1,500,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$730,240	0.2
		25,520,853	6.1

	Communications: 12.5%
1,250,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	1,005,705	0.2
2,675,000 (1)	Altice France SA, 5.125%, 07/15/2029	1,883,596	0.4
900,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	519,750	0.1
1,400,000 (1)	Cablevision Lightpath LLC, 5.625%, 09/15/2028	1,316,088	0.3
3,100,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,812,343	0.7
2,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,990,485	0.5
1,725,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,679,292	0.4
1,775,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,748,297	0.4
675,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	674,188	0.2
1,650,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	1,650,000	0.4
2,200,000 (1)(2)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	2,131,767	0.5
3,600,000 (1)	CSC Holdings LLC, 11.250%, 05/15/2028	3,478,093	0.8
2,400,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	2,358,090	0.6
2,300,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	2,415,794	0.6
1,175,000 (1)	GCI LLC, 4.750%, 10/15/2028	1,129,353	0.3
1,825,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,142,744	0.3
2,015,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	1,475,988	0.3
2,000,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	2,162,500	0.5

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,100,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	$2,043,530	0.5
1,795,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,802,929	0.4
1,760,000 (1)	Newfold Digital Holdings Group, Inc., 6.000%, 02/15/2029	1,180,775	0.3
1,125,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,069,954	0.3
645,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	623,672	0.1
3,275,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,224,240	0.8
1,450,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,403,003	0.3
2,135,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	2,143,388	0.5
900,000 (1)(2)	Viasat, Inc., 6.500%, 07/15/2028	707,052	0.2
700,000 (1)(2)	Viasat, Inc., 7.500%, 05/30/2031	482,804	0.1
1,025,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	931,132	0.2
2,500,000 (1)(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,411,456	0.6
1,550,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,381,255	0.3
1,455,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,481,098	0.4
		52,460,361	12.5

	Consumer, Cyclical: 17.2%
1,400,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,387,968	0.3
525,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	557,616	0.1
1,300,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,309,114	0.3
1,175,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,203,807	0.3
422,917 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	422,057	0.1
900,000 (2)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	876,849	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
775,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	$742,405	0.2
345,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	355,057	0.1
1,075,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	1,075,000	0.3
1,475,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,403,998	0.3
1,550,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,620,341	0.4
1,100,000 (1)	Carnival Corp., 4.000%, 08/01/2028	1,061,698	0.3
2,325,000 (1)(2)	Carnival Corp., 6.000%, 05/01/2029	2,357,141	0.6
2,570,500 (1)(3)	Carvana Co., 12.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	2,701,847	0.6
1,575,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,577,892	0.4
1,400,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,462,670	0.3
1,250,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	1,322,081	0.3
1,250,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,101,951	0.3
375,000 (1)	Gap, Inc., 3.625%, 10/01/2029	339,580	0.1
875,000 (1)(2)	Gap, Inc., 3.875%, 10/01/2031	765,813	0.2
1,200,000 (1)	Gates Corp., 6.875%, 07/01/2029	1,244,525	0.3
1,385,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,410,465	0.3
1,055,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	1,075,653	0.3
1,125,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,122,103	0.3
1,275,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,250,739	0.3
425,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	419,729	0.1
1,700,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,694,693	0.4
1,275,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	1,187,380	0.3
275,000	M/I Homes, Inc., 3.950%, 02/15/2030	258,457	0.1

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
800,000	M/I Homes, Inc., 4.950%, 02/01/2028	$787,131	0.2
550,000 (2)	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	461,487	0.1
800,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	776,283	0.2
850,000 (1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	835,656	0.2
1,275,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,199,297	0.3
825,000	MGM Resorts International, 4.625%, 09/01/2026	820,399	0.2
675,000	MGM Resorts International, 4.750%, 10/15/2028	661,965	0.2
350,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	356,895	0.1
2,150,000 (1)(2)	Michaels Cos., Inc., 5.250%, 05/01/2028	1,589,052	0.4
875,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	851,279	0.2
450,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	450,031	0.1
500,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	500,343	0.1
200,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	210,171	0.0
725,000 (1)(2)	NCL Finance Ltd., 6.125%, 03/15/2028	740,014	0.2
1,225,000 (1)	Raising Cane’s Restaurants LLC, 9.375%, 05/01/2029	1,327,999	0.3
950,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	1,012,947	0.2
3,200,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	3,230,813	0.8
750,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	760,312	0.2
1,400,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,439,169	0.3
1,325,000 (1)(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,315,845	0.3
1,400,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,413,217	0.3
724,875 (1)	Staples, Inc., 12.750%, 01/15/2030	596,244	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,600,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	$1,546,167	0.4
975,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	870,131	0.2
275,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	256,734	0.1
1,470,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,468,511	0.3
800,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	787,791	0.2
1,470,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	1,299,770	0.3
2,675,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	2,675,003	0.6
375,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	380,018	0.1
1,275,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	1,096,525	0.3
820,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	614,290	0.1
1,750,000 (2)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	1,748,420	0.4
1,525,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,523,253	0.4
1,675,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,677,420	0.4
1,000,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	992,030	0.2
600,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	606,162	0.1
		72,187,403	17.2

	Consumer, Non-cyclical: 20.1%
1,325,000 (1)(2)	1375209 BC Ltd., 9.000%, 01/30/2028	1,314,440	0.3
1,475,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,441,177	0.3
1,225,000 (1)	AdaptHealth LLC, 4.625%, 08/01/2029	1,135,601	0.3
1,350,000 (1)(2)	ADT Security Corp., 4.125%, 08/01/2029	1,290,677	0.3
950,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	935,407	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
600,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$561,148	0.1
1,200,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,208,922	0.3
1,700,000 (1)(2)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,596,726	0.4
1,100,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,035,170	0.2
1,200,000 (1)(2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	1,075,720	0.3
600,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	564,701	0.1
650,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	626,822	0.2
2,050,000 (1)(2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	2,098,450	0.5
1,425,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	1,116,480	0.3
1,125,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	1,017,096	0.2
1,414,150	Bausch Lomb, 8.563%, 05/10/2027	1,410,418	0.3
1,350,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,414,210	0.3
590,000 (1)(2)	Brink’s Co., 6.500%, 06/15/2029	611,740	0.1
590,000 (1)	Brink’s Co., 6.750%, 06/15/2032	616,140	0.1
1,900,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,844,513	0.4
1,300,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	1,366,782	0.3
2,675,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	2,464,010	0.6
2,100,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	2,068,108	0.5
1,590,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	1,604,867	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,250,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	$1,316,787	0.3
450,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	406,276	0.1
1,900,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,812,667	0.4
1,375,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,267,176	0.3
1,600,000	Encompass Health Corp., 4.750%, 02/01/2030	1,565,115	0.4
1,300,000 (1)(2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,380,445	0.3
375,000 (1)	Fiesta Purchaser, Inc., 9.625%, 09/15/2032	389,114	0.1
450,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	442,232	0.1
1,325,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	1,272,819	0.3
1,400,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,400,802	0.3
1,350,000 (1)(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,306,692	0.3
1,500,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	1,650,925	0.4
1,175,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,113,447	0.3
1,050,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	1,031,019	0.2
445,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	459,054	0.1
1,300,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,199,663	0.3
775,000	New Albertsons L.P., 7.450%, 08/01/2029	813,266	0.2
2,100,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,979,841	0.5
600,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	636,420	0.2
1,650,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	1,688,124	0.4
1,100,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	1,099,457	0.3
1,700,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,714,271	0.4
1,175,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,125,327	0.3
667,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	673,287	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
905,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	$912,967	0.2
330,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	336,210	0.1
1,950,000 (1)(2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,951,997	0.5
1,310,000 (1)(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,257,360	0.3
1,350,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	1,359,305	0.3
1,055,000	Service Corp. International, 5.750%, 10/15/2032	1,063,227	0.3
1,175,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,115,938	0.3
1,045,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,086,548	0.3
1,175,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	1,262,924	0.3
1,075,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	1,042,115	0.2
1,400,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,395,835	0.3
1,850,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,866,243	0.4
1,825,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,857,105	0.4
1,350,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,349,859	0.3
1,125,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,074,073	0.3
1,175,000 (2)	United Rentals North America, Inc., 4.875%, 01/15/2028	1,167,211	0.3
275,000	United Rentals North America, Inc., 5.500%, 05/15/2027	275,681	0.1
1,415,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	1,420,056	0.3
1,525,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,558,227	0.4
1,400,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,475,863	0.4
550,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	535,076	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,250,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	$1,249,831	0.3
		84,777,202	20.1

	Energy: 10.9%
875,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	866,549	0.2
1,250,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,252,096	0.3
1,025,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,030,903	0.2
665,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.625%, 09/01/2032	682,420	0.2
216,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	216,852	0.0
1,500,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,483,092	0.3
375,000 (1)	Baytex Energy Corp., 7.375%, 03/15/2032	373,991	0.1
1,425,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	1,478,140	0.3
1,700,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	1,705,127	0.4
1,400,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,401,604	0.3
875,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	876,692	0.2
1,025,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	1,079,259	0.3
450,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	430,777	0.1
800,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	757,875	0.2
1,725,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,777,499	0.4
1,550,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,578,917	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
345,000 (1)	Encino Acquisition Partners Holdings LLC, 8.750%, 05/01/2031	$363,125	0.1
1,450,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,500,904	0.4
700,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	701,561	0.2
1,150,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,193,802	0.3
725,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	705,902	0.2
800,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	780,488	0.2
800,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	779,573	0.2
1,375,000 (1)(2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,385,479	0.3
1,350,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,398,172	0.3
325,000 (1)	Matador Resources Co., 6.500%, 04/15/2032	324,758	0.1
1,600,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	1,628,667	0.4
1,365,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	1,348,755	0.3
1,425,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,448,867	0.3
435,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	449,325	0.1
950,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	949,926	0.2
625,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	635,544	0.1
695,000 (1)	SM Energy Co., 6.750%, 08/01/2029	698,422	0.2
1,775,000	Southwestern Energy Co., 5.375%, 02/01/2029	1,770,490	0.4
300,000	Southwestern Energy Co., 5.700%, 01/23/2025	299,981	0.1
400,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	418,247	0.1
550,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	529,204	0.1
1,175,000 (2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,126,653	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
650,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	$669,891	0.2
850,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	874,630	0.2
780,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	780,853	0.2
200,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	206,179	0.0
1,350,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,256,201	0.3
1,550,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,584,661	0.4
1,575,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,643,024	0.4
1,450,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,532,079	0.4
		45,977,156	10.9

	Financial: 9.7%
620,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	598,530	0.1
1,310,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,349,261	0.3
685,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	715,888	0.2
1,690,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,709,835	0.4
1,375,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	1,395,766	0.3
900,000 (2)	Ally Financial, Inc., 5.750%, 11/20/2025	904,186	0.2
600,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	614,002	0.2
1,375,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,307,084	0.3
1,625,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,565,809	0.4
1,450,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,384,723	0.3
1,200,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,200,552	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,165,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	$1,215,474	0.3
1,475,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,490,039	0.4
1,300,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	1,304,043	0.3
675,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	756,581	0.2
325,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	334,541	0.1
350,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	342,306	0.1
1,175,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,148,542	0.3
450,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	415,705	0.1
1,100,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,066,637	0.3
1,175,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	946,295	0.2
1,450,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,302,082	0.3
1,025,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	1,020,877	0.2
1,490,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,430,564	0.3
675,000	Navient Corp., 5.000%, 03/15/2027	669,565	0.2
550,000	Navient Corp., 6.750%, 06/25/2025	553,804	0.1
575,000 (2)	OneMain Finance Corp., 4.000%, 09/15/2030	512,603	0.1
1,400,000 (2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,346,537	0.3
575,000	OneMain Finance Corp., 7.125%, 03/15/2026	587,463	0.1
1,435,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,506,311	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,475,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$1,534,544	0.4
1,050,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	966,875	0.2
325,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	336,111	0.1
1,525,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,597,078	0.4
625,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	611,692	0.1
1,750,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	1,780,364	0.4
225,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	224,766	0.1
1,800,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,789,797	0.4
1,260,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,322,515	0.3
		40,859,347	9.7

	Industrial: 12.1%
1,125,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,170,997	0.3
1,580,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	1,654,898	0.4
1,300,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	1,161,593	0.3
775,000 (1)(2)	Bombardier, Inc., 7.500%, 02/01/2029	820,695	0.2
703,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	705,413	0.2
350,000 (1)(2)	Bombardier, Inc., 8.750%, 11/15/2030	384,764	0.1
1,520,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,515,300	0.4
295,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	293,177	0.1
1,250,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,223,260	0.3
1,275,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,345,349	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,275,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	$1,307,331	0.3
1,575,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,625,943	0.4
1,800,000 (1)(2)	Energizer Holdings, Inc., 4.750%, 06/15/2028	1,748,357	0.4
1,500,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,495,089	0.4
1,455,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,447,725	0.3
1,300,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,249,648	0.3
775,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	743,521	0.2
575,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	564,711	0.1
575,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	593,228	0.1
1,800,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,784,079	0.4
1,700,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,660,315	0.4
775,000 (1)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.000%, Cash Rate 9.750%), 01/15/2026	775,484	0.2
1,175,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,167,975	0.3
1,450,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	1,413,036	0.3
1,425,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,457,010	0.3
1,470,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	1,434,337	0.3
2,000,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,057,164	0.5
1,450,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	1,402,418	0.3
625,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	636,017	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,475,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	$1,352,038	0.3
1,575,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,700,494	0.4
1,175,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	1,047,788	0.2
700,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	663,063	0.2
1,100,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,088,940	0.3
1,070,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,074,683	0.3
1,335,000 (1)	Terex Corp., 6.250%, 10/15/2032	1,335,000	0.3
1,275,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	1,232,346	0.3
1,225,000	TransDigm, Inc., 5.500%, 11/15/2027	1,221,715	0.3
1,670,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	1,694,908	0.4
965,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,006,101	0.2
1,125,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,096,393	0.3
1,720,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	1,722,169	0.4
		51,074,472	12.1

	Technology: 3.1%
1,350,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	1,410,140	0.3
2,900,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,887,853	0.7
875,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	892,024	0.2
575,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	537,903	0.1
1,200,000 (1)(2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,267,532	0.3
1,375,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	1,514,795	0.4
675,000 (1)	Open Text Corp., 3.875%, 12/01/2029	628,118	0.1
1,275,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,198,085	0.3
1,350,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,240,105	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,450,000 (1)	UKG, Inc., 6.875%, 02/01/2031	$1,499,338	0.4
		13,075,893	3.1

	Utilities: 2.5%
1,450,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,471,348	0.3
900,000 (1)	Calpine Corp., 4.500%, 02/15/2028	879,367	0.2
675,000 (1)	Calpine Corp., 5.000%, 02/01/2031	654,138	0.2
1,150,000 (1)	Calpine Corp., 5.125%, 03/15/2028	1,134,846	0.3
250,000 (1)	Calpine Corp., 5.250%, 06/01/2026	249,212	0.1
1,400,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,473,356	0.3
1,175,000	TransAlta Corp., 7.750%, 11/15/2029	1,242,144	0.3
725,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	702,287	0.2
1,325,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,325,608	0.3
625,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	624,504	0.1
800,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	861,894	0.2
		10,618,704	2.5
	Total Corporate Bonds/Notes (Cost $385,767,700)	396,551,391	94.2

BANK LOANS: 3.8%
	Communications: 0.3%
1,250,000 (4)	Gray Television Inc, 10/27/2028	1,156,836	0.3

	Consumer, Cyclical: 0.6%
1,416,094	American Greetings Corporation, Tranche B, 10.595%, (TSFR1M+5.75%), 10/30/2029	1,429,664	0.3
1,250,000	Petco Health and Wellness Company Inc, Tranche B, 8.115%, 03/06/2028	1,190,799	0.3
		2,620,463	0.6

	Consumer, Non-cyclical: 0.4%
1,415,506	Kuehg Corp., Term Loan B, 9.104%, (TSFR3M+4.500%), 06/12/2030	1,421,502	0.4
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Energy: 0.6%
1,425,000 (4)	Epic Ygrade, 06/29/2029	$1,422,217	0.3
1,246,875 (4)	Goodnight Water Solutions Holdings, LLC, 05/22/2029	1,248,045	0.3
		2,670,262	0.6

	Financial: 1.1%
1,022,438	Advisor Group, Inc., 2023 Term Loan B, 8.840%, (TSFR1M+3.500%), 08/16/2028	1,013,065	0.2
3,032,145	HUB International Ltd, Facility 2024-1 Incremental Term Loans, 8.255%, (TSFR2M+3.000%), 06/20/2030	3,031,199	0.7
712,500	Truist Financial, 2nd Lien Term Loan, 10.060%, (TSFR1M+3.500%), 03/08/2032	725,637	0.2
		4,769,901	1.1

	Industrial: 0.3%
1,197,000	Northstar Group Services, Inc., 10.014%, (TSFR6M+4.750%), 05/08/2030	1,203,920	0.3

	Technology: 0.5%
497,500	Cotiviti Hld, Tranche B, 8.574%, (TSFR1M+3.250%), 04/30/2031	497,292	0.1
1,425,000	Covia Holdings Corporation, 8.450%, (TSFRM1M+3.250%), 04/30/2031	1,434,351	0.4
		1,931,643	0.5

	Total Bank Loans (Cost $15,583,933)	15,774,527	3.8
	Total Long-Term Investments (Cost $401,351,633)	412,325,918	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 15.7%
	Commercial Paper: 1.2%
2,500,000	Agilent Technologies, 5.050%, 10/15/2024	2,494,839	0.5

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
3,000,000	Mondelez International, 5.000%, 10/02/2024	$2,999,181	0.7
	Total Commercial Paper (Cost $5,494,573)	5,494,020	1.2

	Repurchase Agreements: 12.1%
2,158,997 (5)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2024, 5.350%, due 10/01/2024 (Repurchase Amount $2,159,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-7.000%, Market Value plus accrued interest $2,202,177, due 06/01/28-07/15/59)	2,158,997	0.5
14,083,384 (5)	Bethesda Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $14,085,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.026%, Market Value plus accrued interest $14,365,052, due 10/01/27-01/01/57)	14,083,384	3.3
14,083,384 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $14,085,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $14,365,052, due 05/01/26-08/20/74)	14,083,384	3.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,047,504 (5)	CF Secured LLC, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $5,048,195, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.070%, Market Value plus accrued interest $5,148,454, due 05/15/27-07/20/73)	$5,047,504	1.2
1,521,618 (5)	Clear Street LLC, Repurchase Agreement dated 09/30/2024, 5.020%, due 10/01/2024 (Repurchase Amount $1,521,827, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,551,906, due 07/31/25-08/01/54)	1,521,618	0.4
13,866,622 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $13,868,522, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $14,143,954, due 07/15/28-09/01/54)	13,866,622	3.3
	Total Repurchase Agreements (Cost $50,761,509)	50,761,509	12.1

	Time Deposits: 2.1%
1,460,000 (5)	Canadian Imperial Bank of Commerce, SHO, 4.810%, SHO, 10/01/2024	1,460,000	0.4
1,460,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.820%, 10/01/2024	1,460,000	0.3
1,460,000 (5)	Mizuho Bank Ltd., 4.820%, 10/01/2024	1,460,000	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,460,000 (5)	Royal Bank of Canada, 4.830%, 10/01/2024	$1,460,000	0.3
1,470,000 (5)	Skandinaviska Enskilda Banken AB, 4.810%, 10/01/2024	1,470,000	0.4
1,450,000 (5)	Svenska Handelsbanken AB, 4.810%, 10/01/2024	1,450,000	0.3
	Total Time Deposits (Cost $8,760,000)	8,760,000	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,195,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $1,195,000)	$1,195,000	0.3
	Total Short-Term Investments (Cost $66,211,082)	66,210,529	15.7

	Total Investments in Securities (Cost $467,562,715)	$478,536,447	113.7
	Liabilities in Excess of Other Assets	(57,740,881)	(13.7)
	Net Assets	$420,795,566	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$396,551,391	$—	$396,551,391
Bank Loans	—	15,774,527	—	15,774,527
Short-Term Investments	1,195,000	65,015,529	—	66,210,529
Total Investments, at fair value	$1,195,000	$477,341,447	$—	$478,536,447

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $470,195,049.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,447,227
Gross Unrealized Depreciation	(3,857,912)
Net Unrealized Appreciation	$9,589,315

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.2%
	Basic Materials: 0.7%
5,509,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$5,092,575	0.1
671,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	671,232	0.0
1,748,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	1,796,760	0.0
1,388,000 (1)	Anglo American Capital PLC, 5.750%, 04/05/2034	1,451,265	0.0
4,750,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	4,420,493	0.1
4,025,000 (1)	Antofagasta PLC, 6.250%, 05/02/2034	4,305,502	0.1
2,904,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	3,064,044	0.0
3,735,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	3,802,602	0.0
5,085,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	5,147,244	0.1
5,200,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	5,481,125	0.1
3,250,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	3,541,484	0.0
1,311,000	FMC Corp., 5.150%, 05/18/2026	1,323,676	0.0
256,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	269,595	0.0
1,500,000 (1)	Inversiones CMPC SA, 6.125%, 02/26/2034	1,593,750	0.0
4,325,000 (1)	Novelis Corp., 4.750%, 01/30/2030	4,196,854	0.0
2,920,000 (2)	Nutrien Ltd., 5.400%, 06/21/2034	3,024,700	0.0
407,000	Nutrien Ltd., 5.875%, 12/01/2036	436,342	0.0
6,800,000 (1)	OCP SA, 6.750%, 05/02/2034	7,304,696	0.1
4,100,000 (2)	Olin Corp., 5.000%, 02/01/2030	4,008,422	0.0
4,700,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	4,702,350	0.1
2,943,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,723,933	0.0
1,974,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	1,942,437	0.0
		70,301,081	0.7
	Communications: 2.0%
2,713,000	Amazon.com, Inc., 2.100%, 05/12/2031	2,402,649	0.0
489,000	AT&T, Inc., 3.500%, 06/01/2041	400,437	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
3,727,000	AT&T, Inc., 3.550%, 09/15/2055	$2,728,499	0.0
2,306,000	AT&T, Inc., 3.650%, 09/15/2059	1,674,548	0.0
521,000	AT&T, Inc., 4.500%, 05/15/2035	507,547	0.0
2,795,000	AT&T, Inc., 4.900%, 08/15/2037	2,776,791	0.0
2,136,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,902,537	0.0
902,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	614,003	0.0
1,674,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,282,397	0.0
2,458,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	2,009,889	0.0
4,569,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	4,730,739	0.1
3,217,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	3,347,481	0.0
3,729,000	Cisco Systems, Inc., 4.950%, 02/26/2031	3,898,926	0.1
3,781,000	Cisco Systems, Inc., 5.300%, 02/26/2054	4,014,636	0.1
1,003,000	Cisco Systems, Inc., 5.350%, 02/26/2064	1,066,006	0.0
3,703,000	Comcast Corp., 1.950%, 01/15/2031	3,216,218	0.0
4,057,000	Comcast Corp., 2.650%, 02/01/2030	3,755,433	0.1
2,295,000	Comcast Corp., 3.200%, 07/15/2036	1,972,032	0.0
2,428,000	Comcast Corp., 3.900%, 03/01/2038	2,192,612	0.0
1,749,000 (2)	Comcast Corp., 5.300%, 06/01/2034	1,843,211	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,075,000	Comcast Corp., 5.500%, 05/15/2064	$2,147,268	0.0
2,548,000	Discovery Communications LLC, 3.625%, 05/15/2030	2,296,253	0.0
4,420,000 (1)	GCI LLC, 4.750%, 10/15/2028	4,248,291	0.1
5,000,000 (1)(2)	Match Group Holdings II LLC, 3.625%, 10/01/2031	4,481,619	0.1
307,000	Meta Platforms, Inc., 4.650%, 08/15/2062	286,261	0.0
13,079,000	Meta Platforms, Inc., 4.750%, 08/15/2034	13,354,806	0.2
7,388,000	Meta Platforms, Inc., 5.400%, 08/15/2054	7,745,874	0.1
7,951,000	Meta Platforms, Inc., 5.550%, 08/15/2064	8,499,274	0.1
2,400,000	Meta Platforms, Inc., 5.750%, 05/15/2063	2,632,838	0.0
2,283,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	2,343,010	0.0
1,960,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,876,245	0.0
3,507,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,311,932	0.0
1,369,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	1,192,658	0.0
2,604,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	2,853,395	0.0
3,685,000	Netflix, Inc., 5.875%, 11/15/2028	3,928,274	0.1
2,942,000 (1)	Optics Bidco SpA 2038, 7.721%, 06/04/2038	3,258,886	0.0
402,000	Paramount Global, 4.950%, 05/19/2050	308,017	0.0
566,000	Paramount Global, 5.850%, 09/01/2043	493,883	0.0
4,305,000 (1)(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	4,209,046	0.1
7,112,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,770,585	0.1
6,433,000	Sprint Capital Corp., 8.750%, 03/15/2032	7,986,605	0.1
1,506,000	Time Warner Cable LLC, 5.500%, 09/01/2041	1,306,483	0.0
792,000	Time Warner Cable LLC, 5.875%, 11/15/2040	718,571	0.0
2,371,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,209,213	0.0
593,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	577,005	0.0
1,798,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,676,288	0.0
6,621,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	6,236,765	0.1
5,304,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	5,159,368	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
679,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	$626,464	0.0
2,061,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	2,192,345	0.0
167,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	177,396	0.0
423,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	466,391	0.0
2,356,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	2,340,178	0.0
1,800,000 (2)	Uber Technologies, Inc., 4.800%, 09/15/2034	1,798,632	0.0
3,702,000	Uber Technologies, Inc., 5.350%, 09/15/2054	3,673,955	0.1
287,000	Verizon Communications, Inc., 1.750%, 01/20/2031	244,907	0.0
3,231,000	Verizon Communications, Inc., 2.355%, 03/15/2032	2,784,606	0.0
291,000	Verizon Communications, Inc., 2.550%, 03/21/2031	259,936	0.0
367,000	Verizon Communications, Inc., 3.400%, 03/22/2041	299,904	0.0
1,009,000	Verizon Communications, Inc., 3.850%, 11/01/2042	862,778	0.0
1,093,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,067,869	0.0
3,734,000	Verizon Communications, Inc., 4.812%, 03/15/2039	3,678,237	0.1
432,000	Verizon Communications, Inc., 5.500%, 02/23/2054	453,208	0.0
1,022,000	Verizon Communications, Inc., 6.550%, 09/15/2043	1,199,572	0.0
4,085,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	3,858,350	0.1
4,660,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	4,152,677	0.1
1,950,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	2,004,074	0.0
2,679,000	Vodafone Group PLC, 5.875%, 06/28/2064	2,765,265	0.0
		184,352,048	2.0
	Consumer, Cyclical: 2.3%
286,113	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	277,245	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,921,193	American Airlines Pass Through Trust 2016-1, A, 4.100%, 07/15/2029	$1,838,303	0.0
1,762,841	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	1,702,326	0.0
345,560	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	322,746	0.0
2,336,116	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	2,216,586	0.0
4,549,946	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	4,302,640	0.1
927,434	American Airlines Pass Through Trust 2019-1, AA, 3.150%, 08/15/2033	865,136	0.0
3,718,000	American Honda Finance Corp., 4.700%, 01/12/2028	3,785,887	0.0
2,009,000	American Honda Finance Corp., 5.650%, 11/15/2028	2,123,437	0.0
470,000	American Honda Finance Corp., GMTN, 4.900%, 01/10/2034	478,343	0.0
2,195,000	Aptiv PLC / Aptiv Global Financing DAC, 5.750%, 09/13/2054	2,118,474	0.0
4,430,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	4,243,681	0.1
1,332,000	AutoZone, Inc., 6.250%, 11/01/2028	1,427,160	0.0
4,405,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	4,544,520	0.1
3,374,000	BorgWarner, Inc., 5.400%, 08/15/2034	3,446,905	0.0
455,935	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	429,881	0.0
996,511	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	966,653	0.0
632,291 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	631,729	0.0
3,570,000 (1)	Denso Corp., 4.420%, 09/11/2029	3,611,805	0.0
3,092,000	Ford Motor Co., 3.250%, 02/12/2032	2,634,228	0.0
5,432,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	5,292,020	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,434,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	$3,403,059	0.0
3,291,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	3,346,359	0.0
2,153,000	General Motors Co., 6.125%, 10/01/2025	2,174,106	0.0
4,658,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	3,988,990	0.1
4,985,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	4,992,179	0.1
8,192,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	8,450,827	0.1
2,016,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	2,087,225	0.0
1,533,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	1,597,161	0.0
2,490,000	Genuine Parts Co., 4.950%, 08/15/2029	2,533,798	0.0
4,340,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	4,078,400	0.1
3,490,000	Home Depot, Inc., 2.700%, 04/15/2030	3,247,691	0.0
466,000 (2)	Home Depot, Inc., 5.400%, 06/25/2064	493,883	0.0
1,500,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	1,536,656	0.0
3,491,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	3,595,848	0.0
885,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	915,334	0.0
2,815,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	2,921,075	0.0
7,291,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	7,695,577	0.1
3,206,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	3,441,004	0.0
496,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	523,950	0.0
377,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	399,941	0.0
5,000,000 (2)	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	4,195,332	0.1
3,170,000	Marriott International, Inc., 4.800%, 03/15/2030	3,216,282	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,800,000	Marriott International, Inc., 5.350%, 03/15/2035	$2,870,913	0.0
3,720,000 (1)(2)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	3,783,282	0.0
3,825,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	3,900,353	0.1
1,054,882 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,068,789	0.0
3,170,000	O’Reilly Automotive, Inc., 5.000%, 08/19/2034	3,209,480	0.0
3,775,000 (1)(2)	Panasonic Holdings Corp., 5.302%, 07/16/2034	3,892,694	0.1
8,295,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	8,527,078	0.1
1,820,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,624,245	0.0
4,610,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	4,303,794	0.1
2,985,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	3,033,917	0.0
3,710,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	3,965,217	0.1
814,772	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	832,294	0.0
3,680,754	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	3,449,190	0.0
2,325,000 (1)(2)	United Airlines, Inc., 4.625%, 04/15/2029	2,248,087	0.0
1,602,334	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	1,602,348	0.0
173,279	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	172,634	0.0
6,862,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	7,008,626	0.1
7,425,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	7,562,759	0.1
1,521,000 (1)	Volkswagen Group of America Finance LLC, 5.900%, 09/12/2033	1,600,816	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
5,591,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	$5,993,896	0.1
4,562,000	Walmart, Inc., 4.000%, 04/15/2030	4,617,545	0.1
8,392,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	8,116,347	0.1
3,546,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	2,896,467	0.0
6,729,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	5,194,042	0.1
2,838,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	2,176,340	0.0
1,893,000	WW Grainger, Inc., 4.450%, 09/15/2034	1,891,512	0.0
3,950,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	4,004,002	0.1
3,925,000 (1)	ZF North America Capital, Inc., 7.125%, 04/14/2030	4,071,654	0.1
		219,712,703	2.3
	Consumer, Non-cyclical: 4.6%
1,468,000	AbbVie, Inc., 3.200%, 11/21/2029	1,404,232	0.0
1,888,000	AbbVie, Inc., 4.050%, 11/21/2039	1,744,934	0.0
5,635,000	AbbVie, Inc., 4.300%, 05/14/2036	5,489,648	0.1
4,402,000	AbbVie, Inc., 4.500%, 05/14/2035	4,389,742	0.1
5,490,000	AbbVie, Inc., 4.950%, 03/15/2031	5,710,003	0.1
847,000	AbbVie, Inc., 5.400%, 03/15/2054	898,822	0.0
852,000	AbbVie, Inc., 5.500%, 03/15/2064	910,478	0.0
4,305,000 (1)(2)	ADT Security Corp., 4.125%, 08/01/2029	4,115,826	0.1
1,879,000	Aetna, Inc., 6.625%, 06/15/2036	2,125,401	0.0
4,460,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	4,171,200	0.1
2,795,000	Altria Group, Inc., 6.200%, 11/01/2028	2,977,688	0.0
1,582,000	Amgen, Inc., 5.650%, 03/02/2053	1,665,343	0.0
758,000	Amgen, Inc., 5.750%, 03/02/2063	800,726	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
5,490,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	$5,713,726	0.1
245,000	BAT Capital Corp., 3.557%, 08/15/2027	240,056	0.0
4,594,000	BAT Capital Corp., 4.390%, 08/15/2037	4,180,659	0.1
1,359,000	BAT Capital Corp., 5.834%, 02/20/2031	1,442,145	0.0
743,000	BAT Capital Corp., 7.079%, 08/02/2043	852,023	0.0
3,983,000	Becton Dickinson & Co., 4.693%, 02/13/2028	4,035,628	0.1
1,440,000 (1)(2)	Brink’s Co., 6.500%, 06/15/2029	1,493,060	0.0
1,440,000 (1)	Brink’s Co., 6.750%, 06/15/2032	1,503,799	0.0
1,184,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,095,941	0.0
2,283,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	2,391,195	0.0
612,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	649,076	0.0
737,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	867,537	0.0
2,900,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	2,893,454	0.0
3,195,000	Campbell Soup Co., 5.200%, 03/21/2029	3,310,390	0.0
844,000	Cardinal Health, Inc., 5.450%, 02/15/2034	883,290	0.0
2,355,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	2,019,207	0.0
2,015,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	1,820,782	0.0
3,128,000	Cencora, Inc., 5.125%, 02/15/2034	3,222,476	0.0
23,127,000	Centene Corp., 3.000%, 10/15/2030	20,720,682	0.2
2,944,000	Centene Corp., 4.625%, 12/15/2029	2,882,962	0.0
4,968,000	Cigna Group, 2.375%, 03/15/2031	4,382,368	0.1
5,861,000	Cigna Group, 4.800%, 08/15/2038	5,713,264	0.1
2,888,000 (2)	Cigna Group, 5.250%, 02/15/2034	2,991,717	0.0
2,984,000	Cigna Group, 5.600%, 02/15/2054	3,083,608	0.0
2,260,000	Coca-Cola Co., 4.650%, 08/14/2034	2,315,431	0.0
894,000	Coca-Cola Co., 5.200%, 01/14/2055	938,705	0.0
904,000	Coca-Cola Co., 5.400%, 05/13/2064	968,440	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,207,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	$3,336,015	0.1
1,267,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	1,316,119	0.0
1,250,000	CVS Health Corp., 2.700%, 08/21/2040	888,156	0.0
2,804,000	CVS Health Corp., 4.125%, 04/01/2040	2,402,999	0.0
1,868,000	CVS Health Corp., 4.780%, 03/25/2038	1,763,334	0.0
4,972,000	CVS Health Corp., 5.050%, 03/25/2048	4,541,379	0.1
613,000	CVS Health Corp., 5.625%, 02/21/2053	605,343	0.0
2,333,000 (2)	CVS Health Corp., 5.700%, 06/01/2034	2,434,776	0.0
219,000	CVS Health Corp., 6.000%, 06/01/2063	223,481	0.0
853,000	CVS Health Corp., 6.050%, 06/01/2054	890,546	0.0
4,950,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	4,469,033	0.1
4,395,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	4,192,985	0.1
5,555,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	5,697,764	0.1
2,548,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	2,716,569	0.0
1,641,000	Elevance Health, Inc., 4.900%, 02/08/2026	1,640,632	0.0
3,032,000	Eli Lilly & Co., 5.000%, 02/09/2054	3,084,902	0.0
3,481,000	Eli Lilly & Co., 5.050%, 08/14/2054	3,569,817	0.1
2,548,000	Equifax, Inc., 3.100%, 05/15/2030	2,386,507	0.0
9,320,000	Global Payments, Inc., 1.200%, 03/01/2026	8,910,436	0.1
3,965,000	Global Payments, Inc., 3.200%, 08/15/2029	3,715,948	0.1
429,000	Global Payments, Inc., 5.950%, 08/15/2052	443,327	0.0
4,185,000	GXO Logistics, Inc., 6.250%, 05/06/2029	4,406,488	0.1
1,030,000	HCA, Inc., 2.375%, 07/15/2031	891,037	0.0
2,372,000	HCA, Inc., 3.125%, 03/15/2027	2,305,810	0.0
1,149,000	HCA, Inc., 3.500%, 09/01/2030	1,083,125	0.0
7,884,000	HCA, Inc., 4.125%, 06/15/2029	7,762,753	0.1
990,000	HCA, Inc., 4.375%, 03/15/2042	868,339	0.0
2,839,000	HCA, Inc., 4.500%, 02/15/2027	2,843,100	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,869,000	HCA, Inc., 5.125%, 06/15/2039	$2,831,554	0.0
1,337,000	HCA, Inc., 5.250%, 04/15/2025	1,338,748	0.0
3,102,000	HCA, Inc., 5.450%, 04/01/2031	3,233,017	0.0
3,963,000	HCA, Inc., 6.000%, 04/01/2054	4,190,247	0.1
443,000	HCA, Inc., 6.100%, 04/01/2064	467,018	0.0
2,316,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,266,859	0.0
4,569,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	4,712,820	0.1
3,193,000	Humana, Inc., 5.375%, 04/15/2031	3,308,439	0.0
4,596,000	Icon Investments Six DAC, 5.849%, 05/08/2029	4,832,173	0.1
4,596,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	4,746,154	0.1
2,300,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	2,392,096	0.0
2,617,000	Johnson & Johnson, 3.625%, 03/03/2037	2,431,207	0.0
1,924,000	Kenvue, Inc., 5.050%, 03/22/2028	1,991,423	0.0
485,000	Kenvue, Inc., 5.100%, 03/22/2043	502,040	0.0
887,000	Kenvue, Inc., 5.200%, 03/22/2063	911,672	0.0
1,639,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	1,692,100	0.0
9,960,000	Kroger Co., 4.900%, 09/15/2031	10,027,755	0.1
2,535,000	Kroger Co., 5.500%, 09/15/2054	2,553,092	0.0
3,315,000	Kroger Co., 5.650%, 09/15/2064	3,335,197	0.0
3,790,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	3,747,893	0.1
2,740,000	McKesson Corp., 4.250%, 09/15/2029	2,747,824	0.0
4,875,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	4,619,621	0.1
10,375,000 (1)(2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	11,345,062	0.1
2,593,000	Mondelez International, Inc., 4.750%, 02/20/2029	2,651,733	0.0
661,000 (1)	Nestle Capital Corp., 5.100%, 03/12/2054	689,983	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,220,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	$4,061,275	0.1
4,380,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	4,570,878	0.1
2,855,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	2,920,966	0.0
2,169,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	2,223,138	0.0
2,696,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	2,748,972	0.0
2,211,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	2,289,403	0.0
3,032,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	3,117,230	0.0
3,689,000	Philip Morris International, Inc., 4.875%, 02/13/2029	3,783,381	0.1
3,850,000 (1)(2)	Post Holdings, Inc., 4.625%, 04/15/2030	3,687,240	0.1
4,410,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	4,381,664	0.1
535,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	545,068	0.0
4,380,000 (1)(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	4,203,999	0.1
3,823,000	Quanta Services, Inc., 5.250%, 08/09/2034	3,910,552	0.1
924,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	833,533	0.0
951,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	882,331	0.0
4,985,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	5,047,373	0.1
2,705,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	2,740,699	0.0
1,983,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	2,217,576	0.0
1,078,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,079,139	0.0
1,845,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	1,863,009	0.0
6,559,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	7,007,040	0.1
1,501,000	Royalty Pharma PLC, 1.200%, 09/02/2025	1,454,279	0.0
1,897,000 (2)	Royalty Pharma PLC, 1.750%, 09/02/2027	1,768,046	0.0
3,901,000	Royalty Pharma PLC, 2.200%, 09/02/2030	3,417,101	0.1
1,236,000	Royalty Pharma PLC, 3.300%, 09/02/2040	957,609	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,100,000	Royalty Pharma PLC, 5.150%, 09/02/2029	$2,154,748	0.0
1,614,000	S&P Global, Inc., 1.250%, 08/15/2030	1,377,922	0.0
4,660,000	S&P Global, Inc., 2.700%, 03/01/2029	4,399,255	0.1
3,198,000 (1)	Solventum Corp., 5.450%, 03/13/2031	3,298,044	0.0
2,973,000 (1)	Solventum Corp., 5.600%, 03/23/2034	3,079,937	0.0
3,895,000 (1)	Solventum Corp., 5.900%, 04/30/2054	4,037,629	0.1
1,215,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	1,268,478	0.0
1,860,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2044	1,958,230	0.0
1,790,000	Takeda Pharmaceutical Co. Ltd., 5.650%, 07/05/2054	1,881,277	0.0
2,441,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	2,566,038	0.0
4,406,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	4,593,965	0.1
2,271,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,177,696	0.0
2,800,000	Tyson Foods, Inc., 5.400%, 03/15/2029	2,908,550	0.0
8,980,000	Unilever Capital Corp., 4.625%, 08/12/2034	9,113,730	0.1
704,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	539,293	0.0
210,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	165,882	0.0
1,700,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,466,180	0.0
385,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	316,221	0.0
4,985,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	5,157,314	0.1
2,313,000	UnitedHealth Group, Inc., 5.000%, 04/15/2034	2,389,100	0.0
2,230,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	2,328,303	0.0
768,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	769,349	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
524,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	$545,136	0.0
557,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	582,897	0.0
2,695,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	2,911,640	0.0
1,800,000	Universal Health Services, Inc., 4.625%, 10/15/2029	1,789,487	0.0
407,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	357,491	0.0
3,170,000	Viatris, Inc., 2.700%, 06/22/2030	2,817,909	0.0
3,120,000	Viatris, Inc., 3.850%, 06/22/2040	2,431,456	0.0
1,732,000	Viatris, Inc., 4.000%, 06/22/2050	1,242,918	0.0
3,900,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	4,018,962	0.1
2,800,000	Zimmer Biomet Holdings, Inc., 5.200%, 09/15/2034	2,852,571	0.0
2,631,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	2,731,571	0.0
		433,912,791	4.6
	Energy: 2.4%
3,355,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	3,316,639	0.0
3,900,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	4,039,585	0.1
508,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	345,598	0.0
1,408,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	1,433,172	0.0
750,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	766,607	0.0
2,930,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,907,374	0.0
420,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	407,612	0.0
2,421,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	2,389,409	0.0
2,518,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	2,541,124	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,990,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	$4,173,753	0.1
930,000	ConocoPhillips Co., 5.700%, 09/15/2063	993,201	0.0
3,850,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	3,854,412	0.1
3,669,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	3,684,388	0.1
4,987,000	Devon Energy Corp., 5.200%, 09/15/2034	4,967,946	0.1
4,495,000	Devon Energy Corp., 5.750%, 09/15/2054	4,378,310	0.1
1,207,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	979,610	0.0
901,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	908,850	0.0
2,514,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	2,695,979	0.0
4,425,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	4,191,995	0.1
4,450,000	Ecopetrol SA, 6.875%, 04/29/2030	4,456,097	0.1
11,510,000	Ecopetrol SA, 8.375%, 01/19/2036	11,780,485	0.1
2,400,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,138,676	0.0
2,900,000 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,584,234	0.0
4,959,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	4,874,538	0.1
2,548,000	Energy Transfer L.P., 3.750%, 05/15/2030	2,434,644	0.0
356,000	Energy Transfer L.P., 4.900%, 03/15/2035	351,625	0.0
1,382,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,322,690	0.0
280,000	Energy Transfer L.P., 5.350%, 05/15/2045	266,947	0.0
1,001,000	Energy Transfer L.P., 6.050%, 09/01/2054	1,037,675	0.0
2,172,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	2,262,883	0.0
3,507,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	3,783,418	0.1
2,320,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	2,356,948	0.0
1,098,000	Enterprise Products Operating LLC, 5.550%, 02/16/2055	1,135,083	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,115,000 (3)	Enterprise Products Operating LLC D, 8.343%, (TSFR3M + 3.248%), 08/16/2077	$2,118,935	0.0
2,642,000	Equinor ASA, 3.125%, 04/06/2030	2,512,160	0.0
1,225,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	1,301,569	0.0
2,875,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	3,111,289	0.0
4,785,000	Hess Corp., 4.300%, 04/01/2027	4,784,534	0.1
4,045,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	3,941,714	0.1
3,900,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	4,207,628	0.1
599,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	551,336	0.0
5,940,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	6,035,992	0.1
3,553,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,610,756	0.1
1,376,000	MPLX L.P., 1.750%, 03/01/2026	1,325,602	0.0
4,472,000	MPLX L.P., 2.650%, 08/15/2030	4,026,179	0.1
2,119,000	MPLX L.P., 4.000%, 03/15/2028	2,090,285	0.0
1,312,000	MPLX L.P., 5.500%, 06/01/2034	1,348,522	0.0
1,889,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	1,916,500	0.0
1,038,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	1,054,682	0.0
5,344,000 (2)	Occidental Petroleum Corp., 6.125%, 01/01/2031	5,642,826	0.1
2,699,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	2,804,226	0.0
520,000 (2)	Occidental Petroleum Corp., 6.600%, 03/15/2046	559,945	0.0
873,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	949,932	0.0
780,000	ONEOK Partners L.P., 6.200%, 09/15/2043	823,027	0.0
1,754,000	ONEOK, Inc., 5.850%, 01/15/2026	1,781,474	0.0
1,079,000	Ovintiv, Inc., 5.650%, 05/15/2028	1,113,618	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
418,000	Ovintiv, Inc., 7.100%, 07/15/2053	$471,488	0.0
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,165,000	0.0
2,280,000	Petroleos del Peru SA, 4.750%, 06/19/2032	1,804,050	0.0
10,350,000	Petroleos Mexicanos, 5.950%, 01/28/2031	8,956,890	0.1
3,135,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,078,570	0.0
4,750,000 (1)	Raizen Fuels Finance S.A., 6.450%, 03/05/2034	5,010,775	0.1
3,550,000 (1)(2)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	3,530,475	0.0
1,047,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,041,682	0.0
4,017,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	4,070,392	0.1
2,050,000 (1)	Saudi Arabian Oil Co., 5.750%, 07/17/2054	2,079,725	0.0
2,960,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	3,056,893	0.0
2,187,000	Schlumberger Investment SA, 2.650%, 06/26/2030	2,011,146	0.0
1,172,000	Targa Resources Corp., 5.500%, 02/15/2035	1,207,488	0.0
470,000	Targa Resources Corp., 6.250%, 07/01/2052	506,337	0.0
3,166,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,144,766	0.0
1,317,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	1,370,285	0.0
723,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	747,728	0.0
677,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	706,505	0.0
1,073,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	1,005,456	0.0
8,090,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	8,547,943	0.1
2,199,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	1,998,786	0.0
5,162,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	5,177,042	0.1
10,037,000	Williams Cos., Inc., 4.000%, 09/15/2025	9,980,303	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,169,000	Williams Cos., Inc., 4.900%, 03/15/2029	$1,188,176	0.0
		221,232,139	2.4
	Financial: 9.5%
4,537,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	3,972,342	0.1
3,207,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	3,279,968	0.0
1,750,000	Alleghany Corp., 3.250%, 08/15/2051	1,272,199	0.0
1,420,000	Alleghany Corp., 4.900%, 09/15/2044	1,391,229	0.0
3,475,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	3,515,785	0.0
1,355,000 (3)	American Express Co., 4.990%, 05/01/2026	1,356,653	0.0
3,094,000 (3)	American Express Co., 5.098%, 02/16/2028	3,153,771	0.0
5,808,000 (3)	American Express Co., 5.282%, 07/27/2029	6,017,204	0.1
3,613,000 (3)	American Express Co., 5.532%, 04/25/2030	3,787,941	0.1
1,052,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	973,162	0.0
1,453,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,441,248	0.0
5,539,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	5,723,430	0.1
3,407,000	American International Group, Inc., 3.400%, 06/30/2030	3,223,221	0.0
4,191,000	American International Group, Inc., 4.200%, 04/01/2028	4,181,597	0.1
2,342,000	American Tower Corp., 3.650%, 03/15/2027	2,306,742	0.0
1,649,000	American Tower Corp., 5.250%, 07/15/2028	1,698,932	0.0
3,110,000	American Tower Corp., 5.550%, 07/15/2033	3,260,859	0.0
2,351,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	2,488,933	0.0
1,364,000	Aon North America, Inc., 5.125%, 03/01/2027	1,395,753	0.0
6,710,000	Aon North America, Inc., 5.150%, 03/01/2029	6,934,279	0.1
278,000	Aon North America, Inc., 5.750%, 03/01/2054	294,736	0.0
906,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	1,068,144	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
9,127,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	$9,263,343	0.1
4,208,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,204,670	0.1
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,111,337	0.0
2,000,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,659,380	0.0
3,800,000	Banco Santander SA, 2.746%, 05/28/2025	3,742,316	0.1
5,800,000	Banco Santander SA, 5.439%, 07/15/2031	6,068,050	0.1
3,800,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	3,930,689	0.1
6,829,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	6,521,860	0.1
949,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	821,921	0.0
3,524,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,090,940	0.0
4,890,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	4,436,684	0.1
2,505,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	2,235,007	0.0
8,584,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	8,352,471	0.1
2,973,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	3,057,612	0.0
2,300,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	2,392,080	0.0
3,389,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	3,565,188	0.0
6,792,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	7,330,792	0.1
3,817,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	3,747,254	0.1
1,380,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	1,364,477	0.0
4,519,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	4,174,466	0.1
2,122,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	2,039,095	0.0
6,323,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	5,874,336	0.1
6,611,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	6,259,070	0.1
7,803,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	7,783,876	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
6,619,000 (3)	Bank of America Corp., MTN, 5.425%, 08/15/2035	$6,787,737	0.1
1,572,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	1,403,592	0.0
7,475,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	7,557,472	0.1
4,569,000	Bank of Montreal, 5.511%, 06/04/2031	4,814,632	0.1
5,078,000 (3)	Bank of New York Mellon Corp., 5.060%, 07/22/2032	5,255,978	0.1
4,559,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	4,709,727	0.1
1,525,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	1,583,856	0.0
1,281,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	1,387,981	0.0
894,000 (3)	Bank of New York Mellon Corp. J, 4.967%, 04/26/2034	916,169	0.0
6,877,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	6,901,701	0.1
6,096,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	6,144,257	0.1
1,539,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,397,261	0.0
5,080,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	4,273,184	0.1
641,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	587,586	0.0
3,286,000 (1)	Blackstone Private Credit Fund, 5.950%, 07/16/2029	3,347,631	0.0
3,572,000	Blackstone Secured Lending Fund, 5.875%, 11/15/2027	3,633,435	0.0
1,643,000 (1)	Blue Owl Credit Income Corp., 5.800%, 03/15/2030	1,627,884	0.0
1,547,000	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	1,580,856	0.0
3,315,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	3,493,620	0.0
3,202,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	3,263,102	0.0
3,212,000 (1)	BPCE SA, 5.281%, 05/30/2029	3,319,753	0.0
3,202,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	3,308,349	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,047,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	$792,088	0.0
3,586,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	3,765,663	0.1
1,910,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	1,984,127	0.0
3,422,000	Camden Property Trust, 4.900%, 01/15/2034	3,445,537	0.0
3,316,000	Camden Property Trust, 5.850%, 11/03/2026	3,431,442	0.0
5,417,000 (3)	Canadian Imperial Bank of Commerce, 4.631%, 09/11/2030	5,453,849	0.1
3,558,000 (2)	Canadian Imperial Bank of Commerce, 5.260%, 04/08/2029	3,698,504	0.1
3,027,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,876,592	0.0
3,171,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	3,390,561	0.0
2,525,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	2,261,244	0.0
2,211,000	Chubb INA Holdings LLC, 4.650%, 08/15/2029	2,263,634	0.0
888,000	Chubb INA Holdings LLC, 5.000%, 03/15/2034	922,495	0.0
3,908,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	3,479,661	0.0
2,728,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	2,703,636	0.0
5,271,000 (3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	5,789,067	0.1
4,632,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	4,898,685	0.1
4,569,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	4,707,819	0.1
1,120,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	957,865	0.0
9,015,000 (1)(2)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	9,363,530	0.1
4,911,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	4,608,797	0.1
3,991,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	4,209,375	0.1
3,432,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	3,661,410	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
7,560,000 (3)	Corebridge Financial, Inc., 6.375%, 09/15/2054	$7,656,692	0.1
2,060,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	2,132,891	0.0
2,700,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,529,225	0.0
1,712,000	Credit Suisse AG/New York NY, 1.250%, 08/07/2026	1,625,785	0.0
3,515,000	Credit Suisse AG/New York NY, 5.000%, 07/09/2027	3,592,960	0.0
1,830,000	Crown Castle, Inc., 2.100%, 04/01/2031	1,565,895	0.0
310,000	Crown Castle, Inc., 2.500%, 07/15/2031	269,966	0.0
2,368,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,291,458	0.0
2,548,000	Crown Castle, Inc., 3.300%, 07/01/2030	2,383,734	0.0
4,108,000	Crown Castle, Inc., 4.800%, 09/01/2028	4,159,369	0.1
4,985,000	Crown Castle, Inc., 4.900%, 09/01/2029	5,069,143	0.1
935,000	Crown Castle, Inc., 5.100%, 05/01/2033	947,331	0.0
1,860,000	Crown Castle, Inc., 5.200%, 09/01/2034	1,885,003	0.0
2,142,000	Crown Castle, Inc., 5.600%, 06/01/2029	2,240,167	0.0
1,608,000	Crown Castle, Inc., 5.800%, 03/01/2034	1,706,521	0.0
3,304,000	CubeSmart L.P., 2.250%, 12/15/2028	3,040,495	0.0
5,206,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	5,201,847	0.1
3,006,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	3,134,052	0.0
2,157,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	2,066,658	0.0
6,876,000	Deutsche Bank AG/New York NY, 5.414%, 05/10/2029	7,145,787	0.1
2,647,000	Discover Bank, 4.250%, 03/13/2026	2,636,736	0.0
2,154,000 (3)	Discover Bank, 5.974%, 08/09/2028	2,226,203	0.0
6,759,000	Enact Holdings, Inc., 6.250%, 05/28/2029	7,021,553	0.1
5,103,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	5,085,896	0.1
3,053,000	Essent Group Ltd., 6.250%, 07/01/2029	3,186,528	0.0
2,123,000	Extra Space Storage L.P., 3.900%, 04/01/2029	2,074,328	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,534,000	Extra Space Storage L.P., 4.000%, 06/15/2029	$1,504,784	0.0
2,430,000	Extra Space Storage L.P., 5.350%, 01/15/2035	2,484,181	0.0
6,190,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	6,382,009	0.1
3,035,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	3,065,945	0.0
2,954,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	2,992,900	0.0
1,500,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	1,524,714	0.0
3,595,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	3,235,585	0.0
17,926,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	18,576,321	0.2
1,800,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,892,113	0.0
1,800,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	1,938,701	0.0
825,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	950,403	0.0
5,371,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 7.505%, (TSFR3M + 2.387%), 02/12/2067	4,983,250	0.1
3,196,000	Healthpeak OP LLC, 5.250%, 12/15/2032	3,294,270	0.0
3,390,000 (2)	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	3,440,540	0.0
8,371,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	8,213,835	0.1
6,173,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,661,453	0.1
4,392,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,379,033	0.1
2,826,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	2,501,589	0.0
3,052,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	3,024,010	0.0
2,300,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	2,364,905	0.0
1,826,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	1,487,922	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
7,294,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	$7,596,206	0.1
1,099,000 (3)	ING Groep NV, 5.550%, 03/19/2035	1,152,594	0.0
4,715,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	4,206,404	0.1
3,874,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	3,786,767	0.1
2,548,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	2,142,466	0.0
5,183,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	4,751,920	0.1
1,910,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	1,886,396	0.0
4,994,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	5,418,930	0.1
3,211,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,070,575	0.0
3,179,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	3,012,310	0.0
6,974,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	6,683,091	0.1
7,717,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	7,141,777	0.1
2,799,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	2,754,872	0.0
3,493,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,312,943	0.0
1,413,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,399,241	0.0
5,976,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	5,796,771	0.1
1,171,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,143,830	0.0
2,548,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	2,478,898	0.0
4,307,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	4,327,897	0.1
2,885,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	2,967,119	0.0
1,139,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	1,168,414	0.0
3,817,000 (3)	JPMorgan Chase & Co., 5.294%, 07/22/2035	3,982,400	0.1
4,470,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	4,673,978	0.1
2,548,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	2,627,504	0.0
2,548,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	2,674,925	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,104,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	$4,424,178	0.1
1,658,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	1,623,997	0.0
1,188,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,172,701	0.0
4,890,000 (1)(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	4,779,891	0.1
4,294,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	4,611,185	0.1
2,427,000	LPL Holdings, Inc., 5.700%, 05/20/2027	2,481,193	0.0
3,429,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	3,482,217	0.0
3,900,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	4,088,093	0.1
2,285,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	2,378,571	0.0
1,426,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	1,475,288	0.0
3,120,000 (3)	Mizuho Financial Group, Inc., 5.594%, 07/10/2035	3,292,904	0.0
3,662,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,505,287	0.0
2,198,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	2,164,032	0.0
2,238,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	2,149,845	0.0
2,124,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	1,777,921	0.0
1,589,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,557,216	0.0
1,960,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	1,879,720	0.0
2,815,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	2,893,449	0.0
3,908,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	4,059,704	0.1
1,816,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	1,899,486	0.0
1,815,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	1,950,293	0.0
3,192,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	3,352,652	0.0
1,356,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	1,422,005	0.0
7,434,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	7,861,021	0.1
10,277,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	9,776,144	0.1
2,538,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	2,527,645	0.0
1,595,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	1,567,345	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
6,368,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	$6,547,403	0.1
2,109,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	2,178,975	0.0
5,135,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	3,754,258	0.1
4,095,000 (1)	National Australia Bank Ltd., 2.990%, 05/21/2031	3,644,437	0.0
4,401,000	National Bank of Canada, 5.600%, 12/18/2028	4,602,323	0.1
4,535,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	4,354,099	0.1
3,900,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	3,968,886	0.1
3,083,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	3,141,421	0.0
4,349,000 (2)(3)	NatWest Group PLC, 5.778%, 03/01/2035	4,626,603	0.1
5,686,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	5,915,703	0.1
8,240,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	8,631,255	0.1
4,921,000	Old Republic International Corp., 5.750%, 03/28/2034	5,164,326	0.1
2,995,000	ORIX Corp., 4.650%, 09/10/2029	3,020,966	0.0
5,845,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	6,135,461	0.1
1,701,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	1,380,546	0.0
6,423,000 (3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	6,700,466	0.1
6,102,000 (3)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	6,377,888	0.1
2,129,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	2,301,609	0.0
1,908,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	1,942,329	0.0
289,000	Prologis L.P., 5.250%, 03/15/2054	293,824	0.0
4,614,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	4,754,163	0.1
1,343,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	1,407,075	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
670,000	Realty Income Corp., 3.950%, 08/15/2027	$666,092	0.0
2,975,000	Realty Income Corp., 5.125%, 02/15/2034	3,043,529	0.0
5,623,000 (3)	Regions Financial Corp., 5.502%, 09/06/2035	5,724,318	0.1
6,457,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	6,691,248	0.1
8,558,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	7,216,667	0.1
950,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	989,536	0.0
2,455,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	2,518,942	0.0
1,440,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,268,144	0.0
2,845,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,710,613	0.0
3,083,000 (3)	State Street Corp., 5.684%, 11/21/2029	3,254,702	0.0
8,611,000 (3)	State Street Corp., 6.123%, 11/21/2034	9,407,060	0.1
1,758,000 (3)	State Street Corp. J, 6.700%, 12/31/2199	1,824,456	0.0
1,486,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	1,547,064	0.0
7,450,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	7,823,080	0.1
4,995,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 4.850%, 09/10/2034	5,049,518	0.1
2,347,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	2,417,513	0.0
6,000,000 (1)(3)	Swiss RE Subordinated Finance PLC, 5.698%, 04/05/2035	6,212,358	0.1
459,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	336,120	0.0
1,277,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	1,217,979	0.0
3,936,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	3,861,069	0.1
1,357,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	1,372,385	0.0
7,611,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	7,879,576	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
6,961,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	$7,402,902	0.1
3,556,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	3,404,723	0.0
1,175,000 (1)(3)	UBS Group AG, 1.494%, 08/10/2027	1,110,673	0.0
2,972,000 (1)(3)	UBS Group AG, 2.193%, 06/05/2026	2,918,008	0.0
3,423,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	3,503,949	0.0
1,311,000 (1)(3)	UBS Group AG, 6.301%, 09/22/2034	1,439,479	0.0
677,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	800,102	0.0
2,510,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	2,781,334	0.0
2,582,000 (3)	US Bancorp, 5.384%, 01/23/2030	2,682,027	0.0
2,724,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	2,826,662	0.0
2,763,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	2,733,241	0.0
2,717,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	2,666,114	0.0
2,126,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	2,085,095	0.0
2,724,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	2,719,908	0.0
3,714,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	3,795,389	0.1
1,289,000	Weyerhaeuser Co., 4.750%, 05/15/2026	1,297,754	0.0
1,519,000	Willis North America, Inc., 5.900%, 03/05/2054	1,595,508	0.0
4,405,000 (1)	XHR LP, 4.875%, 06/01/2029	4,225,975	0.1
		888,678,111	9.5

	Industrial: 2.5%
2,598,000	AGCO Corp., 5.450%, 03/21/2027	2,652,481	0.0
1,602,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	1,662,037	0.0
4,985,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	5,064,861	0.1
2,066,000	Avnet, Inc., 5.500%, 06/01/2032	2,093,467	0.0
2,410,000	Avnet, Inc., 6.250%, 03/15/2028	2,534,702	0.0
4,458,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	4,589,005	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,180,000 (1)	BAE Systems PLC, 5.250%, 03/26/2031	$1,226,985	0.0
4,153,000 (2)	Berry Global, Inc., 1.650%, 01/15/2027	3,900,130	0.1
1,300,000	Boeing Co., 5.705%, 05/01/2040	1,269,243	0.0
426,000 (1)	Boeing Co., 6.858%, 05/01/2054	467,891	0.0
964,000 (1)	Boeing Co., 7.008%, 05/01/2064	1,062,872	0.0
2,995,000 (1)	Builders FirstSource, Inc., 6.375%, 03/01/2034	3,113,590	0.0
868,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	740,219	0.0
418,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	432,703	0.0
2,667,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	2,879,268	0.0
1,637,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	1,538,579	0.0
726,000	Carrier Global Corp., 2.722%, 02/15/2030	671,398	0.0
839,000	Carrier Global Corp., 5.900%, 03/15/2034	916,275	0.0
4,110,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	4,022,080	0.1
2,490,000	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	2,528,190	0.0
4,250,000 (2)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	4,193,687	0.1
1,294,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	1,389,760	0.0
4,407,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	4,538,194	0.1
4,269,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	4,458,498	0.1
3,300,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	3,415,875	0.0
3,910,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	4,036,469	0.1
4,545,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	4,308,660	0.1
491,000	FedEx Corp., 3.875%, 08/01/2042	410,237	0.0
796,000	FedEx Corp., 4.100%, 02/01/2045	670,451	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
428,000	FedEx Corp., 4.400%, 01/15/2047	$374,079	0.0
1,462,000	FedEx Corp., 4.550%, 04/01/2046	1,304,642	0.0
2,181,454	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	1,901,543	0.0
4,985,000	Flex Ltd., 5.250%, 01/15/2032	5,038,913	0.1
2,548,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	2,407,178	0.0
1,684,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	1,808,599	0.0
2,548,000	GATX Corp., 4.000%, 06/30/2030	2,477,951	0.0
591,000	GATX Corp., 6.050%, 06/05/2054	639,577	0.0
4,453,000	HEICO Corp., 5.250%, 08/01/2028	4,599,235	0.1
5,096,000	Honeywell International, Inc., 4.750%, 02/01/2032	5,245,397	0.1
1,916,000	Honeywell International, Inc., 5.000%, 03/01/2035	1,995,176	0.0
1,511,000	Honeywell International, Inc., 5.250%, 03/01/2054	1,577,109	0.0
2,548,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	2,506,821	0.0
3,900,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	3,808,959	0.1
1,264,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	1,308,145	0.0
1,492,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	1,555,723	0.0
1,085,000 (2)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	1,142,287	0.0
634,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	679,513	0.0
3,845,000	John Deere Capital Corp., 4.400%, 09/08/2031	3,873,308	0.1
6,989,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	7,203,337	0.1
2,972,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	3,070,880	0.0
5,507,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	5,714,142	0.1
2,283,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	2,352,693	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
816,000	Lockheed Martin Corp., 4.150%, 06/15/2053	$720,182	0.0
702,000	Lockheed Martin Corp., 5.200%, 02/15/2064	727,712	0.0
1,743,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	1,839,025	0.0
3,600,000	Nordson Corp., 4.500%, 12/15/2029	3,615,774	0.0
358,000	Norfolk Southern Corp., 5.050%, 08/01/2030	372,855	0.0
1,337,000	Norfolk Southern Corp., 5.550%, 03/15/2034	1,435,195	0.0
1,339,000	Norfolk Southern Corp., 5.950%, 03/15/2064	1,485,066	0.0
3,900,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	4,011,470	0.1
3,339,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	3,215,818	0.0
4,543,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	4,337,144	0.1
5,559,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	5,727,396	0.1
8,023,000 (1)(2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	8,289,710	0.1
1,237,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	1,336,141	0.0
3,158,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	3,010,172	0.0
2,167,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	2,017,091	0.0
2,482,000	Ryder System, Inc., 6.600%, 12/01/2033	2,771,293	0.0
2,315,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	2,361,770	0.0
2,279,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	2,353,225	0.0
436,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	452,815	0.0
3,121,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	3,256,313	0.0
2,986,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	2,804,370	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,900,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 7.250%, 02/15/2031	$4,132,588	0.1
1,200,000 (1)	Sensata Technologies, Inc., 6.625%, 07/15/2032	1,252,106	0.0
5,944,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	6,147,230	0.1
2,632,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	2,746,366	0.0
847,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	909,775	0.0
2,530,000	Sonoco Products Co., 4.600%, 09/01/2029	2,518,479	0.0
3,850,000 (1)(2)	Standard Industries, Inc., 3.375%, 01/15/2031	3,433,176	0.0
4,925,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	4,665,121	0.1
4,050,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 01/15/2031	4,294,110	0.1
2,270,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	2,303,857	0.0
7,800,000 (1)	TransDigm, Inc., 7.125%, 12/01/2031	8,259,509	0.1
252,000 (1)	TTX Co., 4.200%, 07/01/2046	223,594	0.0
193,000	Union Pacific Corp., 4.050%, 11/15/2045	168,764	0.0
2,352,000	United Parcel Service, Inc., 5.500%, 05/22/2054	2,511,285	0.0
2,548,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	2,581,037	0.0
		235,660,548	2.5

	Technology: 1.8%
4,481,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	4,349,256	0.1
4,630,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	4,507,815	0.1
5,806,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	5,146,817	0.1
7,340,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	6,223,944	0.1
4,082,000	Broadcom, Inc., 4.800%, 10/15/2034	4,080,220	0.1
10,485,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	10,480,809	0.1
2,574,000	Broadcom, Inc., 5.150%, 11/15/2031	2,672,289	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
3,865,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	$3,881,303	0.0
2,490,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	2,525,766	0.0
4,526,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	4,723,784	0.1
5,867,000 (2)	Concentrix Corp., 6.850%, 08/02/2033	6,080,468	0.1
3,196,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	3,297,195	0.0
736,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	753,966	0.0
445,000	Fiserv, Inc., 4.400%, 07/01/2049	393,681	0.0
3,310,000	Fiserv, Inc., 5.150%, 03/15/2027	3,385,071	0.0
1,860,000	Fiserv, Inc., 5.150%, 08/12/2034	1,908,268	0.0
1,345,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	1,371,687	0.0
1,750,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	1,812,515	0.0
5,432,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	5,422,494	0.1
5,417,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	5,365,143	0.1
4,877,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	4,791,280	0.1
2,585,000	HP, Inc., 2.650%, 06/17/2031	2,286,757	0.0
4,513,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	4,627,449	0.1
907,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	924,132	0.0
691,000	IBM International Capital Pte Ltd., 5.300%, 02/05/2054	700,116	0.0
1,440,000 (1)	Insight Enterprises, Inc., 6.625%, 05/15/2032	1,504,302	0.0
596,000	Intel Corp., 5.600%, 02/21/2054	581,291	0.0
636,000	Intel Corp., 5.700%, 02/10/2053	627,007	0.0
1,400,000	International Business Machines Corp., 3.500%, 05/15/2029	1,361,203	0.0
1,871,000 (2)	Intuit, Inc., 5.125%, 09/15/2028	1,950,562	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
4,969,000	Intuit, Inc., 5.500%, 09/15/2053	$5,344,711	0.1
2,458,000	KLA Corp., 4.950%, 07/15/2052	2,444,209	0.0
684,000	KLA Corp., 5.250%, 07/15/2062	704,639	0.0
2,548,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	2,361,663	0.0
2,079,000	Marvell Technology, Inc., 5.750%, 02/15/2029	2,182,349	0.0
346,000	Microsoft Corp., 2.500%, 09/15/2050	234,741	0.0
5,464,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	5,144,953	0.1
4,184,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,230,150	0.1
547,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 05/11/2041	426,045	0.0
1,754,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,660,003	0.0
4,775,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	4,392,375	0.1
6,018,000	Oracle Corp., 2.300%, 03/25/2028	5,653,456	0.1
779,000	Oracle Corp., 3.600%, 04/01/2050	593,569	0.0
825,000	Oracle Corp., 3.650%, 03/25/2041	682,501	0.0
3,952,000	Oracle Corp., 3.800%, 11/15/2037	3,498,429	0.0
238,000	Oracle Corp., 3.850%, 07/15/2036	215,335	0.0
502,000	Oracle Corp., 3.850%, 04/01/2060	378,324	0.0
799,000	Oracle Corp., 3.950%, 03/25/2051	643,521	0.0
2,720,000	Oracle Corp., 4.700%, 09/27/2034	2,713,967	0.0
3,810,000	Oracle Corp., 5.375%, 09/27/2054	3,810,494	0.0
2,178,000	Oracle Corp., 5.500%, 09/27/2064	2,171,374	0.0
2,750,000	Oracle Corp., 6.150%, 11/09/2029	2,976,000	0.0
4,205,000	QUALCOMM, Inc., 6.000%, 05/20/2053	4,768,865	0.1
2,799,900	Seagate HDD Cayman, 9.625%, 12/01/2032	3,253,386	0.0
2,284,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	2,367,582	0.0
2,548,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	2,277,982	0.0
1,140,000	Texas Instruments, Inc., 5.050%, 05/18/2063	1,144,898	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,120,000 (1)	Zebra Technologies Corp., 6.500%, 06/01/2032	$1,170,252	0.0
		165,182,363	1.8

	Utilities: 3.4%
3,388,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,357,516	0.1
4,569,000	AEP Texas, Inc., 5.450%, 05/15/2029	4,767,697	0.1
2,125,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	2,203,317	0.0
2,649,000	AES Corp., 1.375%, 01/15/2026	2,542,886	0.0
3,817,000	AES Corp., 2.450%, 01/15/2031	3,307,315	0.1
2,505,000 (1)	AES Corp., 3.950%, 07/15/2030	2,395,243	0.0
2,816,000	AES Corp., 5.450%, 06/01/2028	2,900,106	0.0
2,509,340	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,274,014	0.0
1,504,000	Alabama Power Co., 5.850%, 11/15/2033	1,640,681	0.0
2,280,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	2,308,594	0.0
3,554,000	Ameren Corp., 5.000%, 01/15/2029	3,640,302	0.1
2,236,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	1,965,863	0.0
1,154,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,144,734	0.0
1,934,000 (2)	American Water Capital Corp., 5.150%, 03/01/2034	2,018,033	0.0
1,488,000	American Water Capital Corp., 5.450%, 03/01/2054	1,564,506	0.0
9,023,000	Avangrid, Inc., 3.200%, 04/15/2025	8,932,398	0.1
2,348,000	Avangrid, Inc., 3.800%, 06/01/2029	2,284,648	0.0
2,065,000	Black Hills Corp., 3.050%, 10/15/2029	1,925,659	0.0
1,510,000	Black Hills Corp., 6.000%, 01/15/2035	1,608,835	0.0
3,900,000 (1)	Calpine Corp., 5.000%, 02/01/2031	3,779,467	0.1
1,883,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	1,955,906	0.0
1,999,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	1,931,527	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,470,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	$1,285,518	0.0
6,773,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	6,543,078	0.1
3,750,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	3,767,625	0.1
5,075,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	5,067,387	0.1
610,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	565,341	0.0
587,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	615,719	0.0
1,390,000	DTE Energy Co., 4.950%, 07/01/2027	1,413,745	0.0
7,381,000	DTE Energy Co., 5.100%, 03/01/2029	7,603,511	0.1
1,195,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,074,871	0.0
165,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	136,532	0.0
431,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	359,114	0.0
662,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	579,058	0.0
730,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	754,348	0.0
3,295,000 (3)	Duke Energy Corp., 6.450%, 09/01/2054	3,429,436	0.1
3,231,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	2,833,738	0.0
1,205,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	1,319,266	0.0
445,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	292,799	0.0
1,534,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,370,285	0.0
753,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	600,416	0.0
954,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	768,681	0.0
501,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	441,671	0.0
701,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	616,876	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,518,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	$1,338,227	0.0
654,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	419,138	0.0
507,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	435,943	0.0
2,187,000	Entergy Corp., 2.400%, 06/15/2031	1,904,556	0.0
1,187,000	Entergy Corp., 2.800%, 06/15/2030	1,085,140	0.0
709,000 (3)	Entergy Corp., 7.125%, 12/01/2054	736,891	0.0
889,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	756,530	0.0
2,421,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	2,476,192	0.0
2,005,000	Entergy Texas, Inc., 4.000%, 03/30/2029	1,989,408	0.0
4,538,000	Essential Utilities, Inc., 2.704%, 04/15/2030	4,160,655	0.1
1,540,000	Essential Utilities, Inc., 5.375%, 01/15/2034	1,594,156	0.0
399,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	288,174	0.0
1,077,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	1,162,610	0.0
2,045,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	1,829,490	0.0
2,548,000	Eversource Energy, 2.550%, 03/15/2031	2,229,156	0.0
4,607,000	Eversource Energy, 2.900%, 03/01/2027	4,459,299	0.1
1,639,000	Eversource Energy, 5.125%, 05/15/2033	1,667,959	0.0
2,793,000	Eversource Energy, 5.450%, 03/01/2028	2,896,471	0.0
1,912,000	Eversource Energy, 5.500%, 01/01/2034	1,985,935	0.0
2,824,000	Eversource Energy, 5.950%, 02/01/2029	2,989,990	0.0
2,716,000	Eversource Energy Q, 0.800%, 08/15/2025	2,627,594	0.0
2,538,000	Eversource Energy U, 1.400%, 08/15/2026	2,404,827	0.0
4,496,000	Exelon Corp., 5.150%, 03/15/2028	4,621,392	0.1
3,703,000	Exelon Corp., 5.150%, 03/15/2029	3,838,272	0.1
2,425,000 (1)	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.250%, 01/31/2041	2,525,031	0.0
3,470,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	3,436,332	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,810,000	Florida Power & Light Co., 4.625%, 05/15/2030	$1,857,572	0.0
1,485,000	Georgia Power Co., 4.650%, 05/16/2028	1,512,567	0.0
2,199,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,127,051	0.0
873,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	764,846	0.0
2,953,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,942,459	0.0
1,173,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	1,238,674	0.0
2,548,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	2,635,460	0.0
4,929,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	5,169,280	0.1
3,900,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	4,104,348	0.1
1,173,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	1,238,314	0.0
76,000	Mississippi Power Co., 4.750%, 10/15/2041	70,234	0.0
1,273,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	1,128,972	0.0
2,271,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	2,230,012	0.0
2,633,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	2,823,997	0.0
2,753,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	2,612,529	0.0
3,868,000 (2)	National Grid PLC, 5.418%, 01/11/2034	4,028,549	0.1
4,396,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,993,235	0.1
3,050,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	2,735,804	0.0
816,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	800,728	0.0
4,180,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	4,289,933	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
479,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	$519,202	0.0
1,994,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.427%, (TSFR3M + 3.172%), 04/30/2043	1,995,029	0.0
2,123,000	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	2,221,067	0.0
300,000	Nevada Power Co., 6.000%, 03/15/2054	332,273	0.0
3,944,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	3,746,134	0.1
5,040,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,825,748	0.1
4,300,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	4,323,650	0.1
3,437,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	3,015,379	0.0
892,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	926,342	0.0
426,000	Northern States Power Co., 5.650%, 06/15/2054	462,119	0.0
1,353,000	NSTAR Electric Co., 1.950%, 08/15/2031	1,156,178	0.0
1,228,000	NSTAR Electric Co., 5.400%, 06/01/2034	1,297,093	0.0
1,145,000	OGE Energy Corp., 5.450%, 05/15/2029	1,193,133	0.0
931,000 (1)	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	991,721	0.0
1,520,000	ONE Gas, Inc., 5.100%, 04/01/2029	1,575,344	0.0
1,171,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	980,586	0.0
696,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	606,472	0.0
2,283,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	2,303,922	0.0
1,936,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	2,032,590	0.0
2,667,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,579,437	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,614,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	$1,380,562	0.0
5,136,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	4,504,154	0.1
6,843,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	7,096,296	0.1
3,057,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	3,203,035	0.0
5,415,000 (3)	Sempra, 6.400%, 10/01/2054	5,438,728	0.1
4,593,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	3,753,790	0.1
1,992,000	Southern California Edison Co., 5.450%, 06/01/2031	2,108,624	0.0
3,166,000	Southern Co., 5.113%, 08/01/2027	3,240,383	0.0
4,114,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	3,989,120	0.1
4,085,000	Southern Co. Gas Capital Corp., 4.950%, 09/15/2034	4,129,574	0.1
1,573,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	1,624,619	0.0
4,102,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	3,957,524	0.1
501,000	Southwestern Public Service Co., 6.000%, 06/01/2054	548,728	0.0
478,000	Tampa Electric Co., 4.350%, 05/15/2044	430,588	0.0
6,685,000	Tucson Electric Power Co., 5.200%, 09/15/2034	6,843,327	0.1
8,850,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	8,572,749	0.1
4,313,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,970,528	0.1
2,536,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,342,611	0.0
856,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	859,804	0.0
1,197,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,229,182	0.0
1,384,000 (2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,271,823	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,990,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	$2,084,246	0.0
1,003,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	842,621	0.0
		316,558,229	3.4
	Total Corporate Bonds/Notes (Cost $2,699,227,368)	2,735,590,013	29.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.8%
	Federal Home Loan Mortgage Corporation: 1.4%(4)
122,016	2.500%, 05/01/2030	117,926	0.0
249,934	2.500%, 05/01/2030	241,214	0.0
349,843	2.500%, 06/01/2030	338,044	0.0
668,632	3.000%, 11/01/2042	621,079	0.0
647,921	3.000%, 02/01/2043	601,841	0.0
663,579	3.000%, 03/01/2045	613,880	0.0
806,178	3.000%, 03/01/2045	747,642	0.0
2,136,995	3.000%, 04/01/2045	1,977,394	0.0
2,177,928	3.000%, 04/01/2045	2,017,077	0.0
954,466	3.000%, 10/01/2046	879,909	0.0
8,056,171	3.000%, 10/01/2046	7,403,546	0.1
3,062,419	3.000%, 03/01/2048	2,814,265	0.0
3,889,720	3.000%, 03/01/2048	3,580,368	0.1
9,949,836	3.000%, 08/01/2048	9,135,188	0.1
3,169,952	3.500%, 01/01/2045	3,026,174	0.0
1,106,674	3.500%, 03/01/2045	1,054,812	0.0
5,038,797	3.500%, 12/01/2046	4,788,983	0.1
8,678,636	3.500%, 12/01/2046	8,202,168	0.1
3,781,521	3.500%, 04/01/2047	3,618,271	0.1
2,553,615	3.500%, 07/01/2047	2,413,471	0.0
2,394,493	3.500%, 10/01/2047	2,265,174	0.0
9,372,338	3.500%, 01/01/2048	8,857,732	0.1
1,267,184	3.500%, 03/01/2048	1,197,612	0.0
22,800,842	3.500%, 03/01/2048	21,636,732	0.2
14,861,293	3.500%, 11/01/2048	14,100,521	0.2
246,856	4.000%, 10/01/2041	242,615	0.0
366,848	4.000%, 12/01/2041	360,661	0.0
1,064,751	4.000%, 08/01/2044	1,041,188	0.0
362,150	4.000%, 07/01/2045	354,137	0.0
557,333	4.000%, 09/01/2045	544,104	0.0
951,568	4.000%, 09/01/2045	930,514	0.0
1,058,742	4.000%, 09/01/2045	1,035,315	0.0
8,485,875	4.000%, 11/01/2045	8,298,105	0.1
893,181	4.000%, 05/01/2046	873,422	0.0
566,535	4.000%, 05/01/2047	554,403	0.0
3,109,807	4.000%, 11/01/2047	3,022,491	0.0
193,084	4.000%, 03/01/2048	188,213	0.0
3,493,546	4.000%, 06/01/2048	3,441,325	0.1
3,500,000	4.350%, 01/01/2030	3,525,148	0.1
139,427	4.500%, 08/01/2041	140,729	0.0
356,697	4.500%, 09/01/2041	361,313	0.0
364,151	4.500%, 10/01/2041	368,859	0.0
991,338	4.500%, 03/01/2044	995,594	0.0
1,578,988	4.500%, 02/01/2048	1,575,510	0.0
211,690	4.500%, 06/01/2048	211,202	0.0
37,143	5.000%, 01/01/2041	38,321	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
192,985	5.000%, 04/01/2041	$196,278	0.0
10,817	5.500%, 07/01/2037	11,168	0.0
664,068	5.500%, 11/01/2038	685,638	0.0
692	6.000%, 12/01/2028	708	0.0
7,956	6.000%, 01/01/2029	8,137	0.0
1,774	6.500%, 12/01/2031	1,848	0.0
177,670	6.500%, 09/01/2034	186,013	0.0
2,085 (3)	7.501%, (RFUCCT1Y + 1.755%), 05/01/2037	2,135	0.0
		131,446,117	1.4
	Federal National Mortgage Association: 0.3%(4)
15,159,473	3.000%, 12/01/2054	13,513,922	0.2
2,091,701	3.500%, 01/01/2044	1,994,616	0.0
2,651,189	4.000%, 12/01/2046	2,610,010	0.0
995,937	4.500%, 09/01/2047	999,515	0.0
7,352,744	5.000%, 08/01/2056	7,429,901	0.1
51,197	6.000%, 05/01/2038	52,351	0.0
		26,600,315	0.3
	Government National Mortgage Association: 4.8%
8,293,875	2.500%, 03/20/2051	7,324,280	0.1
4,788,889	2.500%, 04/20/2051	4,197,734	0.0
19,565,452	2.500%, 04/20/2051	17,269,207	0.2
6,737,803	2.500%, 05/20/2051	5,947,660	0.1
17,531,649	2.500%, 08/20/2051	15,460,672	0.2
7,595,507	2.500%, 09/20/2051	6,696,569	0.1
29,909,693	2.500%, 10/20/2051	26,369,522	0.3
13,212,029	2.500%, 11/20/2051	11,648,224	0.1
17,538,146	2.500%, 12/20/2051	15,463,504	0.2
23,044,467	2.500%, 04/20/2052	20,316,322	0.2
5,390,858	3.000%, 10/20/2049	4,998,186	0.1
2,681,365	3.000%, 11/20/2049	2,486,006	0.0
2,424,363	3.000%, 10/20/2051	2,213,212	0.0
4,268,986	3.000%, 10/20/2051	3,809,342	0.0
2,592,759	3.000%, 11/20/2051	2,313,603	0.0
598,480	3.500%, 07/20/2046	562,429	0.0
2,738,040	3.500%, 07/20/2046	2,539,312	0.0
957,657	3.500%, 10/20/2046	906,622	0.0
438,941	3.500%, 02/20/2047	417,383	0.0
223,869	3.500%, 03/20/2047	212,250	0.0
261,786	3.500%, 07/20/2047	248,759	0.0
547,872	3.500%, 08/20/2047	519,441	0.0
590,009	3.500%, 09/20/2047	557,750	0.0
5,358,971	3.500%, 12/20/2047	5,084,871	0.1
3,287,780	3.500%, 01/20/2048	3,126,454	0.0
2,819,965	3.500%, 02/20/2048	2,677,665	0.0
5,053,375	3.500%, 02/20/2048	4,819,451	0.1
550,613	3.500%, 03/20/2048	521,694	0.0
13,174,026	3.500%, 03/20/2048	12,528,943	0.1
99,124	4.000%, 11/20/2040	98,429	0.0
567,970	4.000%, 03/20/2046	557,681	0.0
7,215,083	4.000%, 09/20/2047	7,075,040	0.1
3,448,057	4.000%, 02/20/2050	3,362,186	0.0
36,202,107	4.000%, 03/20/2053	35,009,107	0.4
5,811,748	4.000%, 05/20/2053	5,620,225	0.1
131,024	4.500%, 10/15/2039	132,568	0.0
94,530	4.500%, 11/15/2039	95,726	0.0
99,793	4.500%, 11/15/2039	100,902	0.0
32,648	4.500%, 12/15/2039	33,004	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
5,946,176	4.500%, 08/20/2040	$6,019,550	0.1
6,957,738	4.500%, 09/20/2040	7,039,344	0.1
4,583,397	4.500%, 06/20/2041	4,639,963	0.1
29,749	4.500%, 08/20/2041	30,117	0.0
585,702	4.500%, 09/15/2047	585,237	0.0
92,432,743	4.500%, 07/20/2053	91,345,418	1.0
4,052,382	5.000%, 11/20/2052	4,066,705	0.0
1,160,040	5.000%, 01/20/2053	1,163,673	0.0
29,633,217	5.000%, 04/20/2053	29,738,644	0.3
1,981,010	5.000%, 06/20/2053	1,987,448	0.0
30,156,000 (5)	5.000%, 10/20/2054	30,208,996	0.3
39,000,000 (5)	6.000%, 10/20/2054	39,666,840	0.4
		449,813,870	4.8
	Uniform Mortgage-Backed Securities: 14.3%
17,669,942	2.000%, 12/01/2050	14,738,247	0.2
11,093,869	2.000%, 05/01/2051	9,341,786	0.1
23,527,557	2.000%, 05/01/2051	19,548,623	0.2
31,752,492	2.000%, 05/01/2051	26,431,702	0.3
908,947	2.000%, 07/01/2051	756,435	0.0
4,691,591	2.000%, 08/01/2051	3,920,329	0.1
9,833,884	2.000%, 08/01/2051	8,157,959	0.1
19,110,557	2.000%, 09/01/2051	15,861,192	0.2
9,008,109	2.000%, 10/01/2051	7,477,645	0.1
877,090	2.000%, 11/01/2051	735,221	0.0
1,976,805	2.000%, 11/01/2051	1,658,202	0.0
15,767,513	2.000%, 11/01/2051	13,301,293	0.2
8,023,720	2.000%, 12/01/2051	6,751,169	0.1
27,153,941	2.000%, 12/01/2051	22,521,265	0.2
4,563,836	2.000%, 01/01/2052	3,842,152	0.1
3,950,686	2.000%, 02/01/2052	3,328,659	0.0
4,520,503	2.000%, 02/01/2052	3,801,773	0.0
7,732,318	2.000%, 02/01/2052	6,515,027	0.1
7,829,060	2.000%, 02/01/2052	6,582,779	0.1
11,239,529	2.000%, 02/01/2052	9,453,662	0.1
11,543,418	2.000%, 02/01/2052	9,725,664	0.1
12,976,402	2.000%, 02/01/2052	10,937,848	0.1
23,168,967	2.000%, 02/01/2052	19,206,556	0.2
25,188,117	2.000%, 02/01/2052	21,193,841	0.2
4,668,309	2.000%, 03/01/2052	3,928,301	0.1
4,920,327	2.000%, 03/01/2052	4,143,204	0.1
5,600,165	2.000%, 03/01/2052	4,673,417	0.1
26,305,081	2.000%, 03/01/2052	21,797,517	0.2
6,106,515	2.000%, 04/01/2052	5,147,412	0.1
497,548	2.500%, 05/01/2030	480,554	0.0
731,906	2.500%, 06/01/2030	706,626	0.0
974,998	2.500%, 06/01/2030	940,951	0.0
399,270	2.500%, 07/01/2030	385,175	0.0
13,158	2.500%, 02/01/2050	11,501	0.0
21,399	2.500%, 04/01/2050	18,672	0.0
17,311	2.500%, 05/01/2050	15,104	0.0
32,582	2.500%, 05/01/2050	28,439	0.0
33,228	2.500%, 05/01/2050	28,984	0.0
60,861	2.500%, 05/01/2050	53,104	0.0
168,135	2.500%, 05/01/2050	146,702	0.0
15,069	2.500%, 06/01/2050	13,148	0.0
1,581,107	2.500%, 06/01/2050	1,387,890	0.0
18,819,620	2.500%, 06/01/2050	16,549,016	0.2
208,236	2.500%, 07/01/2050	181,549	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,160,444	2.500%, 07/01/2050	$2,760,164	0.0
24,884,274	2.500%, 07/01/2050	21,735,322	0.2
100,788	2.500%, 08/01/2050	88,107	0.0
682,111	2.500%, 08/01/2050	596,228	0.0
1,794,799	2.500%, 08/01/2050	1,559,446	0.0
2,012,701	2.500%, 08/01/2050	1,756,125	0.0
21,313,303	2.500%, 08/01/2050	18,741,753	0.2
24,726	2.500%, 09/01/2050	21,651	0.0
77,910	2.500%, 09/01/2050	67,979	0.0
191,330	2.500%, 09/01/2050	166,942	0.0
781,076	2.500%, 09/01/2050	681,506	0.0
903,300	2.500%, 09/01/2050	788,161	0.0
3,847,912	2.500%, 10/01/2050	3,343,289	0.0
4,121,785	2.500%, 10/01/2050	3,596,397	0.0
3,304,553	2.500%, 11/01/2050	2,902,992	0.0
79,572	2.500%, 01/01/2051	69,428	0.0
9,499,252	2.500%, 02/01/2051	8,288,293	0.1
21,855,152	2.500%, 04/01/2051	19,021,451	0.2
3,223,429	2.500%, 05/01/2051	2,815,445	0.0
36,169,195	2.500%, 06/01/2051	31,482,420	0.3
3,928,718	2.500%, 09/01/2051	3,450,579	0.0
17,944,117	2.500%, 11/01/2051	15,656,832	0.2
2,431,648	2.500%, 12/01/2051	2,129,526	0.0
15,639,750	2.500%, 12/01/2051	13,749,283	0.2
14,999,084	2.500%, 01/01/2052	13,152,288	0.1
24,782,791	2.500%, 01/01/2052	21,654,165	0.2
3,606,045	2.500%, 02/01/2052	3,180,472	0.0
3,784,894	2.500%, 02/01/2052	3,327,135	0.0
6,087,897	2.500%, 02/01/2052	5,314,021	0.1
6,962,637	2.500%, 02/01/2052	6,077,607	0.1
10,957,595	2.500%, 02/01/2052	9,533,936	0.1
105,900,481	2.500%, 02/01/2052	92,869,307	1.0
6,011,369	2.500%, 03/01/2052	5,270,680	0.1
9,117,711	2.500%, 03/01/2052	7,982,417	0.1
28,035,210	2.500%, 03/01/2052	24,547,266	0.3
17,116,656	2.500%, 04/01/2052	14,925,919	0.2
679,660	3.000%, 08/01/2030	664,984	0.0
337,959	3.000%, 09/01/2030	330,129	0.0
716,805	3.000%, 08/01/2035	693,801	0.0
1,498,006	3.000%, 04/01/2043	1,389,926	0.0
1,351,390	3.000%, 07/01/2043	1,253,902	0.0
449,970	3.000%, 08/01/2043	417,530	0.0
285,877	3.000%, 09/01/2043	265,271	0.0
4,763,255	3.000%, 04/01/2045	4,406,640	0.1
896,923	3.000%, 08/01/2046	825,738	0.0
1,978,757	3.000%, 08/01/2046	1,819,663	0.0
645,374	3.000%, 11/01/2046	595,932	0.0
1,456,824	3.000%, 12/01/2046	1,337,314	0.0
5,510,786	3.000%, 12/01/2046	5,067,016	0.1
10,849,180	3.000%, 01/01/2047	9,918,955	0.1
2,646,545	3.000%, 02/01/2047	2,433,518	0.0
3,305,211	3.000%, 03/01/2047	3,034,078	0.0
2,577,927	3.000%, 07/01/2047	2,366,455	0.0
20,565,687	3.000%, 10/01/2050	18,733,201	0.2
1,880,589	3.000%, 03/01/2051	1,709,917	0.0
4,651,513	3.000%, 01/01/2052	4,250,910	0.1
39,664,351	3.000%, 01/01/2052	35,998,586	0.4
3,401,051	3.000%, 02/01/2052	3,108,132	0.0
3,880,845	3.000%, 02/01/2052	3,539,870	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,954,728	3.000%, 02/01/2052	$4,502,444	0.1
5,111,079	3.000%, 02/01/2052	4,671,516	0.1
5,259,840	3.000%, 02/01/2052	4,797,696	0.1
10,830,824	3.000%, 02/01/2052	9,871,478	0.1
9,363,743	3.000%, 03/01/2052	8,541,026	0.1
15,151,221	3.000%, 03/01/2052	13,747,573	0.2
19,333,252	3.000%, 05/01/2052	17,544,933	0.2
43,995,927	3.000%, 05/01/2052	39,773,960	0.4
11,635,476	3.500%, 06/01/2034	11,468,664	0.1
1,741,031	3.500%, 10/01/2042	1,663,041	0.0
753,381	3.500%, 04/01/2043	719,618	0.0
2,223,459	3.500%, 08/01/2043	2,123,810	0.0
1,349,328	3.500%, 03/01/2044	1,285,068	0.0
163,115	3.500%, 01/01/2046	155,119	0.0
117,995	3.500%, 02/01/2046	112,195	0.0
245,917	3.500%, 02/01/2046	233,862	0.0
10,056,042	3.500%, 08/01/2046	9,550,878	0.1
686,984	3.500%, 08/01/2047	648,552	0.0
918,306	3.500%, 09/01/2047	866,927	0.0
12,027,386	3.500%, 11/01/2047	11,443,770	0.1
351,324	3.500%, 12/01/2047	331,668	0.0
767,676	3.500%, 02/01/2048	724,714	0.0
735,129	3.500%, 05/01/2048	693,991	0.0
6,997,071	3.500%, 07/01/2048	6,631,532	0.1
1,711,172	3.500%, 10/01/2049	1,629,955	0.0
2,204,524	3.500%, 02/01/2052	2,082,858	0.0
34,239,178	3.500%, 05/01/2052	31,898,184	0.4
15,382,134	3.500%, 06/01/2052	14,340,350	0.2
93,273	4.000%, 03/01/2042	92,263	0.0
91,786	4.000%, 07/01/2042	90,791	0.0
293,576	4.000%, 07/01/2042	287,564	0.0
721,993	4.000%, 07/01/2042	712,384	0.0
398,693	4.000%, 09/01/2043	393,336	0.0
1,026,321	4.000%, 01/01/2045	1,002,503	0.0
7,468,416	4.000%, 01/01/2045	7,403,588	0.1
931,286	4.000%, 03/01/2045	909,674	0.0
2,699,484	4.000%, 05/01/2045	2,637,673	0.0
790,802	4.000%, 06/01/2045	772,449	0.0
775,718	4.000%, 11/01/2045	763,180	0.0
2,354,865	4.000%, 02/01/2046	2,303,816	0.0
3,985,943	4.000%, 07/01/2047	3,881,069	0.1
366,755	4.000%, 08/01/2047	356,991	0.0
1,037,645	4.000%, 08/01/2047	1,010,019	0.0
68,269	4.000%, 03/01/2048	66,430	0.0
377,730	4.000%, 03/01/2048	367,558	0.0
3,538,764	4.000%, 06/01/2048	3,443,454	0.0
2,666,229	4.000%, 09/01/2048	2,607,695	0.0
7,580,336	4.000%, 04/01/2049	7,376,222	0.1
8,638,168	4.000%, 05/01/2052	8,335,898	0.1
5,393,320	4.000%, 06/01/2052	5,246,634	0.1
25,716,075	4.000%, 08/01/2052	24,725,310	0.3
3,120,711	4.000%, 11/01/2052	3,044,515	0.0
859,496	4.250%, 11/01/2043	853,820	0.0
71,314	4.500%, 11/01/2040	72,157	0.0
201,266	4.500%, 11/01/2040	203,647	0.0
1,207,962	4.500%, 11/01/2040	1,222,247	0.0
1,973	4.500%, 12/01/2040	1,996	0.0
3,496	4.500%, 12/01/2040	3,537	0.0
2,147	4.500%, 01/01/2041	2,154	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,774	4.500%, 01/01/2041	$3,816	0.0
148,198	4.500%, 10/01/2041	149,267	0.0
244,296	4.500%, 10/01/2044	244,318	0.0
373,374	4.500%, 12/01/2045	374,854	0.0
261,633	4.500%, 04/01/2047	262,304	0.0
752,413	4.500%, 04/01/2047	753,259	0.0
1,597,359	4.500%, 04/01/2047	1,598,516	0.0
2,116,061	4.500%, 04/01/2047	2,124,458	0.0
554,597	4.500%, 05/01/2047	551,079	0.0
753,490	4.500%, 05/01/2047	756,481	0.0
789,497	4.500%, 05/01/2047	795,154	0.0
795,873	4.500%, 05/01/2047	801,183	0.0
830,480	4.500%, 05/01/2047	836,020	0.0
291,324	4.500%, 06/01/2047	291,141	0.0
422,654	4.500%, 06/01/2047	422,520	0.0
700,469	4.500%, 06/01/2047	703,249	0.0
1,492,346	4.500%, 07/01/2047	1,489,566	0.0
100,173	4.500%, 08/01/2047	100,196	0.0
7,130,697	4.500%, 08/01/2052	7,069,666	0.1
22,294,620	4.500%, 10/01/2052	21,934,660	0.2
1,152,013	5.000%, 05/01/2042	1,187,178	0.0
13,417,439	5.000%, 10/01/2052	13,431,323	0.2
39,968,538	5.000%, 11/01/2053	39,965,320	0.4
38,284,653	5.000%, 08/01/2054	38,269,211	0.4
54,617	5.500%, 03/01/2037	56,194	0.0
65,505	5.500%, 06/01/2039	67,699	0.0
561,229	5.500%, 10/01/2039	577,653	0.0
50,644,076	5.500%, 06/01/2053	51,253,632	0.6
39,231,128	5.500%, 08/01/2053	39,707,437	0.4
24,350,000 (5)	5.500%, 10/01/2054	24,635,765	0.3
34,812	6.000%, 09/01/2036	35,891	0.0
29,646,167	6.000%, 09/01/2054	30,306,571	0.3
103	6.500%, 09/01/2031	107	0.0
379	6.500%, 09/01/2031	391	0.0
10,386	6.500%, 11/01/2031	10,732	0.0
4,218	6.500%, 04/01/2032	4,350	0.0
951	6.500%, 08/01/2032	981	0.0
3,073	6.500%, 08/01/2032	3,168	0.0
2,828	7.000%, 12/01/2027	2,936	0.0
637	7.000%, 10/01/2031	661	0.0
433	7.000%, 03/01/2032	450	0.0
442	7.500%, 09/01/2030	459	0.0
1,106	7.500%, 09/01/2031	1,144	0.0
9,394	7.500%, 02/01/2032	9,641	0.0
		1,336,928,852	14.3
	Total U.S. Government Agency Obligations (Cost $2,011,322,875)	1,944,789,154	20.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
1,101,399 (3)	Alternative Loan Trust 2004-J7 M1, 4.994%, (TSFR1M + 1.134%), 10/25/2034	1,081,685	0.0
360,632 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.469%, (TSFR1M + 0.614%), 11/25/2035	193,212	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
393,042	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	$279,936	0.0
885,498 (3)	Alternative Loan Trust 2005-J2 1A12, 5.369%, (TSFR1M + 0.514%), 04/25/2035	673,212	0.0
615,770	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	313,285	0.0
112,721 (3)	Alternative Loan Trust 2006-18CB A10, 5.369%, (TSFR1M + 0.514%), 07/25/2036	43,571	0.0
667,848 (3)	Alternative Loan Trust 2006-19CB A28, 5.569%, (TSFR1M + 0.714%), 08/25/2036	306,988	0.0
827,538 (3)	Alternative Loan Trust 2007-23CB A3, 5.469%, (TSFR1M + 0.614%), 09/25/2037	303,719	0.0
1,845,397 (3)	Alternative Loan Trust 2007-2CB 2A1, 5.569%, (TSFR1M + 0.714%), 03/25/2037	770,802	0.0
815,948	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	383,101	0.0
709,864 (3)	Alternative Loan Trust 2007-8CB A3, 5.469%, (TSFR1M + 0.614%), 05/25/2037	314,720	0.0
1,111,082 (3)	American Home Mortgage Assets Trust 2007-4 A4, 5.549%, (TSFR1M + 0.694%), 08/25/2037	989,222	0.0
551,847 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	530,022	0.0
465,955 (3)	Banc of America Funding Trust 2007-2 1A16, 5.569%, (TSFR1M + 0.714%), 03/25/2037	340,006	0.0
595,636 (6)	Banc of America Mortgage Trust 2007-2 A8, 6.000%, 05/25/2037	59,234	0.0
2,477,974 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	2,306,460	0.0
467,123 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.454%, 05/25/2035	443,191	0.0
791,560 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 6.339%, 09/25/2035	643,698	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(3)	Bellemeade Re Ltd. 2022-1 M1C, 8.980%, (SOFR30A + 3.700%), 01/26/2032	$1,023,540	0.0
13,147,000 (1)(3)	Bellemeade RE Ltd. 2021-3A M1C, 6.830%, (SOFR30A + 1.550%), 09/25/2031	13,236,247	0.2
1,716,673 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.886%, 03/25/2050	1,540,715	0.0
2,006,582 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.886%, 03/25/2050	1,781,160	0.0
2,352,000 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.134%, 08/25/2055	2,443,852	0.0
441,410	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	217,215	0.0
625,271 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	593,259	0.0
73,553 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	71,068	0.0
215,398 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	198,535	0.0
2,643,432 (1)(3)	CIM Trust 2019-J2 B2, 3.764%, 10/25/2049	2,397,323	0.0
881,963 (1)(3)	CIM Trust 2019-J2 B3, 3.764%, 10/25/2049	790,064	0.0
2,600,000 (1)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,407,717	0.0
2,969,026 (1)(3)	CIM Trust 2020-J1 B3, 3.445%, 07/25/2050	2,590,425	0.0
661,671	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	605,443	0.0
530,440 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.813%, 11/25/2036	471,662	0.0
254,995 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.972%, 09/25/2037	226,058	0.0
554,234 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	540,624	0.0
1,273,792 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.770%, 07/25/2051	1,068,537	0.0
1,431,655 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.770%, 07/25/2051	1,189,105	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
673,793 (1)(3)	Connecticut Avenue Securities Trust 2019-R05 1B1, 9.495%, (SOFR30A + 4.214%), 07/25/2039	$702,829	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	846,697	0.0
13,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.430%, (SOFR30A + 3.150%), 12/25/2041	14,056,848	0.2
574,839 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	500,892	0.0
617,967 (1)(3)	CSMC Trust 2015-2 B3, 3.884%, 02/25/2045	591,228	0.0
47,009,187 (3)(6)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 X, 0.757%, 04/25/2037	1,979,738	0.0
111,747 (3)	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 12.345%, (SOFR30A + 7.064%), 08/25/2028	117,366	0.0
4,578,457 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.395%, (SOFR30A + 3.114%), 01/25/2040	4,693,502	0.1
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	529,783	0.0
2,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.580%, (SOFR30A + 3.300%), 11/25/2041	2,579,953	0.0
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 12.280%, (SOFR30A + 7.000%), 04/25/2042	1,091,563	0.0
4,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 10.613%, (SOFR30A + 5.350%), 05/25/2043	4,416,389	0.1
7,418,600 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 10.013%, (SOFR30A + 4.750%), 06/25/2043	8,073,061	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 8.513%, (SOFR30A + 3.250%), 09/25/2043	$3,125,605	0.1
3,200,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 8.063%, (SOFR30A + 2.800%), 03/25/2044	3,247,708	0.1
8,400,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 7.480%, (SOFR30A + 2.200%), 05/25/2044	8,453,219	0.1
1,933 (3)	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	1,932	0.0
112,432 (6)	Fannie Mae Interest Strip 418 20, 3.000%, 05/25/2043	14,908	0.0
246,336 (6)	Fannie Mae Interest Strip 418 59, 3.000%, 08/25/2028	7,891	0.0
102,592,676 (6)	Fannie Mae Interest Strip 428 C28, 2.000%, 07/25/2037	5,657,842	0.1
62,096,468 (6)	Fannie Mae Interest Strip 440 C50, 4.500%, 10/25/2053	12,845,611	0.2
4,319 (3)(6)	Fannie Mae REMIC Trust 1997-18 SG, 2.644%, (-1.000*SOFR30A + 7.986%), 03/17/2027	19	0.0
33,435	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	34,048	0.0
125,156 (3)(6)	Fannie Mae REMIC Trust 2001-72 SC, 1.000%, (-1.000*SOFR30A + 8.386%), 12/25/2031	2,778	0.0
5,358 (3)(6)	Fannie Mae REMIC Trust 2001-8 SK, 3.294%, (-1.000*SOFR30A + 8.636%), 03/18/2031	179	0.0
2,744,385	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,791,507	0.0
457,964	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	476,376	0.0
200,598 (3)	Fannie Mae REMIC Trust 2003-45 FJ, 6.961%, (SOFR30A + 1.614%), 06/25/2033	205,591	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
476,925 (3)(6)	Fannie Mae REMIC Trust 2003-49 SW, 1.605%, (-1.000*SOFR30A + 6.886%), 01/25/2033	$42,512	0.0
590,801 (3)(6)	Fannie Mae REMIC Trust 2003-66 SA, 2.255%, (-1.000*SOFR30A + 7.536%), 07/25/2033	68,106	0.0
117,744 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	18,864	0.0
265,543	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	272,203	0.0
508,541	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	530,943	0.0
2,106,440 (3)(6)	Fannie Mae REMIC Trust 2004-54 SN, 1.655%, (-1.000*SOFR30A + 6.936%), 07/25/2034	172,217	0.0
26,363 (3)	Fannie Mae REMIC Trust 2004-56 FE, 5.845%, (SOFR30A + 0.564%), 10/25/2033	26,326	0.0
198,626	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	206,388	0.0
443,178	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	446,390	0.0
1,268,495	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,301,734	0.0
4,569,677 (3)(6)	Fannie Mae REMIC Trust 2005-75 ES, 0.655%, (-1.000*SOFR30A + 5.936%), 09/25/2035	381,926	0.0
332,822 (3)(6)	Fannie Mae REMIC Trust 2005-75 SP, 1.355%, (-1.000*SOFR30A + 6.636%), 08/25/2035	17,196	0.0
59,157 (3)	Fannie Mae REMIC Trust 2006-104 ES, 6.477%, (-1.000*SOFR30A + 32.878%), 11/25/2036	81,488	0.0
796,638 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 1.355%, (-1.000*SOFR30A + 6.636%), 10/25/2035	57,141	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
353,803 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 1.345%, (-1.000*SOFR30A + 6.626%), 01/25/2037	$36,473	0.0
1,078,784 (3)(6)	Fannie Mae REMIC Trust 2006-56 SM, 1.355%, (-1.000*SOFR30A + 6.636%), 07/25/2036	85,254	0.0
25,497 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 1.305%, (-1.000*SOFR30A + 6.586%), 08/25/2026	455	0.0
17,546	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	18,392	0.0
321,237 (3)(6)	Fannie Mae REMIC Trust 2007-21 SB, 1.005%, (-1.000*SOFR30A + 6.286%), 03/25/2037	29,053	0.0
769,595 (3)(6)	Fannie Mae REMIC Trust 2007-52 NS, 1.055%, (-1.000*SOFR30A + 6.336%), 06/25/2037	83,062	0.0
717,931 (3)(6)	Fannie Mae REMIC Trust 2007-85 SM, 1.065%, (-1.000*SOFR30A + 6.346%), 09/25/2037	72,123	0.0
1,506,500 (3)(6)	Fannie Mae REMIC Trust 2007-91 AS, 1.005%, (-1.000*SOFR30A + 6.286%), 10/25/2037	150,918	0.0
1,670,587 (3)(6)	Fannie Mae REMIC Trust 2008-12 SC, 0.955%, (-1.000*SOFR30A + 6.236%), 03/25/2038	135,263	0.0
192,097	Fannie Mae REMIC Trust 2008-16 Z, 5.500%, 03/25/2038	193,637	0.0
768,136	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	774,153	0.0
4,124,089 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.540%, 02/25/2049	4,255,823	0.1
3,584,490 (3)(6)	Fannie Mae REMIC Trust 2009-66 SP, 0.705%, (-1.000*SOFR30A + 5.986%), 09/25/2039	243,875	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
838,199 (3)(6)	Fannie Mae REMIC Trust 2009-90 TS, 0.755%, (-1.000*SOFR30A + 6.036%), 11/25/2039	$78,395	0.0
2,454,158 (3)(6)	Fannie Mae REMIC Trust 2010-1 S, 0.855%, (-1.000*SOFR30A + 6.136%), 02/25/2040	246,604	0.0
7,125,884 (3)(6)	Fannie Mae REMIC Trust 2010-107 SB, 1.195%, (-1.000*SOFR30A + 6.476%), 09/25/2040	825,725	0.0
1,996,029 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 0.675%, (-1.000*SOFR30A + 5.956%), 11/25/2040	155,679	0.0
3,851,202 (3)(6)	Fannie Mae REMIC Trust 2010-150 SJ, 1.085%, (-1.000*SOFR30A + 6.366%), 01/25/2041	411,093	0.0
803,612 (3)(6)	Fannie Mae REMIC Trust 2010-35 CS, 1.055%, (-1.000*SOFR30A + 6.336%), 04/25/2050	90,651	0.0
2,524,409 (3)(6)	Fannie Mae REMIC Trust 2010-41 SB, 1.005%, (-1.000*SOFR30A + 6.286%), 05/25/2040	213,035	0.0
663,175 (3)(6)	Fannie Mae REMIC Trust 2010-43 VS, 1.055%, (-1.000*SOFR30A + 6.336%), 05/25/2040	58,972	0.0
1,621,216	Fannie Mae REMIC Trust 2010-53 JZ, 5.000%, 07/25/2040	1,615,036	0.0
4,027,261	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,178,681	0.1
751,115	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	765,281	0.0
3,995,695	Fannie Mae REMIC Trust 2011-101 DB, 4.000%, 10/25/2041	3,945,839	0.1
482,085 (3)(6)	Fannie Mae REMIC Trust 2011-102 SA, 1.205%, (-1.000*SOFR30A + 6.486%), 10/25/2041	59,240	0.0
2,476,133	Fannie Mae REMIC Trust 2011-116 ZA, 3.500%, 11/25/2041	2,373,724	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
52,472	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	$50,087	0.0
6,133,362	Fannie Mae REMIC Trust 2011-136 PZ, 4.000%, 01/25/2042	5,978,134	0.1
1,812,293	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,806,262	0.0
4,608,278 (3)(6)	Fannie Mae REMIC Trust 2011-47 GS, 0.535%, (-1.000*SOFR30A + 5.816%), 06/25/2041	334,012	0.0
1,981,028	Fannie Mae REMIC Trust 2011-8 ZA, 4.000%, 02/25/2041	1,933,030	0.0
6,619,625	Fannie Mae REMIC Trust 2011-84 Z, 5.250%, 09/25/2041	6,873,743	0.1
6,530,310	Fannie Mae REMIC Trust 2011-87 GB, 4.500%, 09/25/2041	6,493,032	0.1
1,344,292 (3)(6)	Fannie Mae REMIC Trust 2011-93 GS, 1.155%, (-1.000*SOFR30A + 6.436%), 04/25/2039	147,172	0.0
6,532,758	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	6,516,757	0.1
336,886	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	311,905	0.0
1,468,969 (3)(6)	Fannie Mae REMIC Trust 2012-111 SL, 0.705%, (-1.000*SOFR30A + 5.986%), 05/25/2041	138,822	0.0
2,734,048	Fannie Mae REMIC Trust 2012-111 ZK, 3.500%, 10/25/2042	2,600,288	0.0
1,491,449 (6)	Fannie Mae REMIC Trust 2012-120 WI, 3.000%, 11/25/2027	43,395	0.0
2,624,229 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 0.755%, (-1.000*SOFR30A + 6.036%), 11/25/2042	323,094	0.0
1,008,585 (6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	49,622	0.0
3,208,560 (3)(6)	Fannie Mae REMIC Trust 2012-133 AS, 0.805%, (-1.000*SOFR30A + 6.086%), 10/25/2042	364,084	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,177,393 (3)(6)	Fannie Mae REMIC Trust 2012-133 NS, 0.755%, (-1.000*SOFR30A + 6.036%), 12/25/2042	$1,384,488	0.0
436,571 (6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	36,002	0.0
10,220,459	Fannie Mae REMIC Trust 2012-15 PZ, 4.000%, 03/25/2042	9,974,213	0.1
1,535,340	Fannie Mae REMIC Trust 2012-153 B, 7.000%, 07/25/2042	1,696,714	0.0
3,517,598	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,419,188	0.1
3,054,573	Fannie Mae REMIC Trust 2012-2 HE, 4.000%, 02/25/2042	3,023,024	0.0
355,252 (3)(6)	Fannie Mae REMIC Trust 2012-24 HS, 1.155%, (-1.000*SOFR30A + 6.436%), 09/25/2040	8,087	0.0
732,838	Fannie Mae REMIC Trust 2012-30 AB, 4.000%, 04/25/2042	721,654	0.0
1,071,775	Fannie Mae REMIC Trust 2012-33 BW, 4.000%, 04/25/2042	1,044,597	0.0
3,492	Fannie Mae REMIC Trust 2012-44 KW, 3.500%, 05/25/2032	3,327	0.0
1,485,161	Fannie Mae REMIC Trust 2012-55 PC, 3.500%, 05/25/2042	1,416,555	0.0
7,613,767	Fannie Mae REMIC Trust 2012-63 MW, 4.000%, 05/25/2034	7,562,587	0.1
5,919,751	Fannie Mae REMIC Trust 2012-66 EP, 4.000%, 06/25/2042	5,666,334	0.1
360,648 (3)(6)	Fannie Mae REMIC Trust 2012-68 YS, 1.305%, (-1.000*SOFR30A + 6.586%), 07/25/2042	40,755	0.0
500,000	Fannie Mae REMIC Trust 2012-80 MY, 3.250%, 08/25/2042	441,208	0.0
11,933,640	Fannie Mae REMIC Trust 2012-94 LZ, 3.500%, 09/25/2042	11,370,657	0.1
1,940,949	Fannie Mae REMIC Trust 2013-111 BA, 3.000%, 11/25/2033	1,869,314	0.0
1,114,791	Fannie Mae REMIC Trust 2013-116 UB, 4.000%, 11/25/2043	1,083,190	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,403,000	Fannie Mae REMIC Trust 2013-13 BE, 4.000%, 03/25/2043	$1,350,091	0.0
45,303	Fannie Mae REMIC Trust 2013-16 GD, 3.000%, 03/25/2033	45,013	0.0
1,190,853	Fannie Mae REMIC Trust 2013-20 DL, 4.000%, 03/25/2033	1,171,013	0.0
745,974 (3)(6)	Fannie Mae REMIC Trust 2013-26 JS, 0.805%, (-1.000*SOFR30A + 6.086%), 10/25/2032	35,922	0.0
3,268,210 (3)(6)	Fannie Mae REMIC Trust 2013-40 LS, 0.755%, (-1.000*SOFR30A + 6.036%), 05/25/2043	379,103	0.0
12,833,345 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	1,060,349	0.0
3,277,464 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 0.805%, (-1.000*SOFR30A + 6.086%), 06/25/2033	241,192	0.0
3,836,722 (6)	Fannie Mae REMIC Trust 2013-70 BI, 3.000%, 07/25/2033	310,671	0.0
4,166,126	Fannie Mae REMIC Trust 2013-70 JZ, 3.000%, 07/25/2043	3,776,439	0.1
759,868 (3)(6)	Fannie Mae REMIC Trust 2013-72 YS, 0.755%, (-1.000*SOFR30A + 6.036%), 07/25/2033	53,592	0.0
3,071,203 (3)(6)	Fannie Mae REMIC Trust 2013-9 SM, 0.855%, (-1.000*SOFR30A + 6.136%), 02/25/2033	201,509	0.0
4,910,397 (3)(6)	Fannie Mae REMIC Trust 2014-15 SB, 1.255%, (-1.000*SOFR30A + 6.536%), 04/25/2044	654,298	0.0
531,794 (3)(6)	Fannie Mae REMIC Trust 2014-17 DS, 0.805%, (-1.000*SOFR30A + 6.086%), 02/25/2043	13,211	0.0
729,641 (3)(6)	Fannie Mae REMIC Trust 2014-28 BS, 0.805%, (-1.000*SOFR30A + 6.086%), 08/25/2043	44,117	0.0
970,000	Fannie Mae REMIC Trust 2014-61 PY, 3.500%, 10/25/2044	866,576	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,887,159 (6)	Fannie Mae REMIC Trust 2014-70 IO, 5.500%, 10/25/2044	$803,556	0.0
21,160,482 (3)(6)	Fannie Mae REMIC Trust 2014-79 KS, 0.755%, (-1.000*SOFR30A + 6.036%), 12/25/2044	2,657,168	0.0
19,114,016	Fannie Mae REMIC Trust 2015-20 EZ, 3.500%, 04/25/2045	18,079,009	0.2
3,349,371 (6)	Fannie Mae REMIC Trust 2015-56 IC, 6.000%, 08/25/2045	542,575	0.0
2,000,000	Fannie Mae REMIC Trust 2015-67 AV, 3.500%, 01/25/2036	1,879,082	0.0
1,937,517	Fannie Mae REMIC Trust 2015-67 QV, 3.000%, 12/25/2040	1,906,347	0.0
1,372,234 (6)	Fannie Mae REMIC Trust 2015-76 PI, 6.000%, 09/25/2045	207,559	0.0
22,185,370 (3)(6)	Fannie Mae REMIC Trust 2015-79 SA, 0.855%, (-1.000*SOFR30A + 6.136%), 11/25/2045	2,273,741	0.0
11,525,490 (3)(6)	Fannie Mae REMIC Trust 2015-86 BS, 0.305%, (-1.000*SOFR30A + 5.586%), 11/25/2045	778,300	0.0
20,080,803 (6)	Fannie Mae REMIC Trust 2015-88 IO, 6.500%, 12/25/2045	4,677,662	0.1
8,759,701 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,760,815	0.0
4,197,814 (6)	Fannie Mae REMIC Trust 2015-97 BI, 5.500%, 01/25/2046	704,133	0.0
2,559,265 (6)	Fannie Mae REMIC Trust 2016-104 BI, 6.000%, 01/25/2047	443,973	0.0
4,341,548 (6)	Fannie Mae REMIC Trust 2016-52 MI, 4.000%, 12/25/2045	682,748	0.0
13,340,721 (3)(6)	Fannie Mae REMIC Trust 2016-60 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 09/25/2046	1,265,273	0.0
16,307,234 (3)(6)	Fannie Mae REMIC Trust 2016-81 CS, 0.705%, (-1.000*SOFR30A + 5.986%), 11/25/2046	1,259,222	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,212,963 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 0.655%, (-1.000*SOFR30A + 5.936%), 11/25/2046	$1,047,672	0.0
115,399	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	114,716	0.0
311,702	Fannie Mae REMIC Trust 2016-9 D, 3.000%, 03/25/2046	289,624	0.0
14,861,997 (3)(6)	Fannie Mae REMIC Trust 2017-10 SA, 0.705%, (-1.000*SOFR30A + 5.986%), 03/25/2047	1,326,063	0.0
5,176,305	Fannie Mae REMIC Trust 2017-108 ZD, 3.000%, 01/25/2048	4,295,186	0.1
4,119,381	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	3,732,280	0.1
21,486,806 (3)(6)	Fannie Mae REMIC Trust 2018-15 SC, 0.905%, (-1.000*SOFR30A + 6.186%), 03/25/2048	2,251,813	0.0
3,172,368	Fannie Mae REMIC Trust 2018-26 KA, 3.500%, 04/25/2048	2,936,495	0.0
976,310	Fannie Mae REMIC Trust 2018-38 LA, 3.000%, 06/25/2048	894,523	0.0
9,621,069	Fannie Mae REMIC Trust 2018-73 AB, 3.000%, 10/25/2048	8,818,411	0.1
1,001,232	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	948,791	0.0
26,628,820 (3)(6)	Fannie Mae REMIC Trust 2018-82 SA, 0.805%, (-1.000*SOFR30A + 6.086%), 11/25/2048	2,650,950	0.0
5,862,240 (3)(6)	Fannie Mae REMIC Trust 2018-86 AS, 0.805%, (-1.000*SOFR30A + 6.086%), 12/25/2048	468,062	0.0
26,957,613 (3)(6)	Fannie Mae REMIC Trust 2018-86 SM, 0.805%, (-1.000*SOFR30A + 6.086%), 12/25/2048	2,501,273	0.0
25,696,428 (3)(6)	Fannie Mae REMIC Trust 2018-91 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 12/25/2058	3,347,864	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,886,245 (6)	Fannie Mae REMIC Trust 2019-21 AI, 5.000%, 05/25/2059	$2,558,280	0.0
7,667,192 (3)(6)	Fannie Mae REMIC Trust 2019-30 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 07/25/2049	881,716	0.0
12,078,562 (3)(6)	Fannie Mae REMIC Trust 2019-34 BS, 0.655%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,518,541	0.0
6,046,346 (3)(6)	Fannie Mae REMIC Trust 2019-39 SA, 0.705%, (-1.000*SOFR30A + 5.986%), 08/25/2049	640,436	0.0
42,423,605 (3)(6)	Fannie Mae REMIC Trust 2019-41 S, 0.605%, (-1.000*SOFR30A + 5.886%), 08/25/2059	4,512,949	0.1
4,398,873 (3)(6)	Fannie Mae REMIC Trust 2019-47 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 05/25/2040	440,110	0.0
11,831,558 (3)(6)	Fannie Mae REMIC Trust 2019-79 SB, 0.605%, (-1.000*SOFR30A + 5.886%), 01/25/2050	1,295,822	0.0
6,264,702 (3)(6)	Fannie Mae REMIC Trust 2020-10 SE, 0.605%, (-1.000*SOFR30A + 5.886%), 03/25/2050	686,126	0.0
45,605,452 (6)	Fannie Mae REMIC Trust 2020-34 IO, 4.500%, 06/25/2050	10,527,718	0.1
17,323,769 (6)	Fannie Mae REMIC Trust 2020-35 IO, 5.000%, 06/25/2050	2,645,102	0.0
20,425,127 (6)	Fannie Mae REMIC Trust 2020-44 DI, 2.500%, 07/25/2050	2,630,591	0.0
9,091,121 (6)	Fannie Mae REMIC Trust 2020-44 EI, 3.500%, 09/25/2042	1,411,236	0.0
8,508,372 (6)	Fannie Mae REMIC Trust 2020-53 CI, 4.500%, 08/25/2050	1,884,292	0.0
22,579,796 (6)	Fannie Mae REMIC Trust 2020-74 GI, 5.000%, 10/25/2050	4,531,406	0.1
54,851,287 (6)	Fannie Mae REMIC Trust 2020-87 AI, 2.000%, 12/25/2050	7,492,565	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
29,485,707 (6)	Fannie Mae REMIC Trust 2020-99 IB, 3.500%, 05/25/2050	$5,714,934	0.1
44,401,004 (6)	Fannie Mae REMIC Trust 2021-1 BI, 3.000%, 02/25/2049	7,221,903	0.1
137,415,071 (6)	Fannie Mae REMIC Trust 2021-10 AI, 3.000%, 03/25/2041	15,048,331	0.2
25,375,630 (6)	Fannie Mae REMIC Trust 2021-22 BI, 4.000%, 04/25/2051	5,278,430	0.1
32,967,084 (6)	Fannie Mae REMIC Trust 2021-41 MI, 5.000%, 06/25/2048	6,080,930	0.1
34,314,516 (3)(6)	Fannie Mae REMIC Trust 2021-55 SA, 0.153%, (-1.000*SOFR30A + 3.150%), 08/25/2061	765,052	0.0
75,231,588 (6)	Fannie Mae REMIC Trust 2021-77 AI, 3.500%, 11/25/2051	15,685,049	0.2
115,884,964 (6)	Fannie Mae REMIC Trust 2021-78 AI, 3.000%, 11/25/2051	19,965,508	0.2
24,121,345 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	5,060,772	0.1
16,267,448 (6)	Fannie Mae REMIC Trust 2021-81 LI, 2.500%, 11/25/2051	2,324,923	0.0
59,173,856 (6)	Fannie Mae REMIC Trust 2021-93 AI, 3.000%, 01/25/2052	9,992,157	0.1
3,605,909	Fannie Mae REMIC Trust 2022-55 PA, 4.000%, 10/25/2051	3,559,048	0.1
6,734,965 (6)	Fannie Mae REMIC Trust 2023-11 GI, 6.500%, 04/25/2053	1,225,587	0.0
29,486,276 (6)	Fannie Mae REMIC Trust 2023-2 HI, 6.500%, 02/25/2053	5,454,286	0.1
32,984,653 (6)	Fannie Mae REMIC Trust 2023-23 AI, 4.000%, 12/25/2051	6,930,504	0.1
84,329,337 (6)	Fannie Mae REMIC Trust 2024-7 IO, 3.000%, 07/25/2038	7,806,164	0.1
512,934	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	205,110	0.0
1,080,101 (1)(3)	First Republic Mortgage Trust 2020-1 B2, 2.884%, 04/25/2050	942,270	0.0
1,619,027 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.939%, 03/25/2048	1,511,822	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,111,211 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	$1,947,969	0.0
1,111,830 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.004%, 04/25/2048	1,031,502	0.0
659,117 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	626,327	0.0
848,061 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.143%, 07/25/2048	781,935	0.0
1,586,152 (1)(3)	Flagstar Mortgage Trust 2018-5 B3, 4.420%, 09/25/2048	1,476,555	0.0
2,645,228 (1)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.907%, 10/25/2048	2,575,260	0.0
1,320,825 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 3.999%, 12/25/2049	1,206,132	0.0
1,871,209 (1)(3)	Flagstar Mortgage Trust 2020-1INV B1A, 4.199%, 03/25/2050	1,724,823	0.0
2,264,956 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.199%, 03/25/2050	2,070,873	0.0
1,404,261 (1)(3)	Flagstar Mortgage Trust 2021-6INV B1, 3.485%, 08/25/2051	1,208,429	0.0
1,788,368	Freddie Mac Reference REMIC R007 ZA, 6.000%, 05/15/2036	1,880,716	0.0
149,079	Freddie Mac Reference REMIC R008 ZA, 6.000%, 07/15/2036	159,069	0.0
27,436	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	27,922	0.0
25,614	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	25,985	0.0
202,402	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	207,327	0.0
907 (3)(6)	Freddie Mac REMIC Trust 2301 SP, 3.793%, (-1.000*SOFR30A + 9.136%), 04/15/2031	9	0.0
113,629	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	118,167	0.0
32,776 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	5,100	0.0
259,552	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	266,731	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,912	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	$52,460	0.0
90,412	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	92,970	0.0
539,687	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	556,268	0.0
14,907 (3)(6)	Freddie Mac REMIC Trust 2993 GS, 0.693%, (-1.000*SOFR30A + 6.036%), 06/15/2025	59	0.0
446,966 (3)(6)	Freddie Mac REMIC Trust 3006 SI, 1.283%, (-1.000*SOFR30A + 6.626%), 07/15/2035	43,669	0.0
397,656 (3)(6)	Freddie Mac REMIC Trust 3006 YI, 1.283%, (-1.000*SOFR30A + 6.626%), 07/15/2035	38,062	0.0
2,622,918 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 1.273%, (-1.000*SOFR30A + 6.616%), 10/15/2035	234,202	0.0
525,017	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	546,367	0.0
384,442 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 1.028%, (-1.000*SOFR30A + 6.371%), 06/15/2036	29,730	0.0
2,907,394 (3)(6)	Freddie Mac REMIC Trust 3199 S, 0.993%, (-1.000*SOFR30A + 6.336%), 08/15/2036	286,706	0.0
2,587,940 (3)(6)	Freddie Mac REMIC Trust 3213 JS, 1.743%, (-1.000*SOFR30A + 7.086%), 09/15/2036	311,898	0.0
8,834,925 (3)(6)	Freddie Mac REMIC Trust 3346 SC, 1.093%, (-1.000*SOFR30A + 6.436%), 10/15/2033	754,913	0.0
240,628	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	249,534	0.0
680,740 (3)(6)	Freddie Mac REMIC Trust 3375 QI, 0.600%, (-1.000*SOFR30A + 63.455%), 10/15/2037	13,526	0.0
47,348	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	49,740	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,307,813 (3)(6)	Freddie Mac REMIC Trust 3510 AS, 0.953%, (-1.000*SOFR30A + 6.296%), 04/15/2037	$438,679	0.0
116,181 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 4.935%, 03/15/2033	116,745	0.0
7,328 (3)	Freddie Mac REMIC Trust 3556 NT, 8.557%, (SOFR30A + 3.214%), 03/15/2038	7,629	0.0
4,784,209 (3)(6)	Freddie Mac REMIC Trust 3629 CS, 0.893%, (-1.000*SOFR30A + 6.236%), 01/15/2040	507,030	0.0
2,677,163	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	2,810,957	0.0
233,497	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	246,001	0.0
182,389	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	192,615	0.0
1,774,561	Freddie Mac REMIC Trust 3736 ZP, 4.000%, 10/15/2040	1,750,913	0.0
1,347,591	Freddie Mac REMIC Trust 3740 KE, 4.000%, 10/15/2040	1,330,094	0.0
15,789,105	Freddie Mac REMIC Trust 3753 KZ, 4.500%, 11/15/2040	15,911,679	0.2
4,129,548	Freddie Mac REMIC Trust 3775 GZ, 4.500%, 12/15/2040	4,010,191	0.1
1,900,000	Freddie Mac REMIC Trust 3820 NC, 4.500%, 03/15/2041	1,896,310	0.0
890,735	Freddie Mac REMIC Trust 3843 JZ, 5.100%, 04/15/2041	905,435	0.0
329,200	Freddie Mac REMIC Trust 3848 WX, 5.000%, 04/15/2041	341,818	0.0
530,951 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.093%, (-1.000*SOFR30A + 6.436%), 05/15/2041	59,615	0.0
2,650,000	Freddie Mac REMIC Trust 3890 ME, 5.000%, 07/15/2041	2,725,364	0.0
1,618,918	Freddie Mac REMIC Trust 3893 PU, 4.000%, 07/15/2041	1,599,538	0.0
3,284,569	Freddie Mac REMIC Trust 3919 BY, 4.000%, 09/15/2041	3,244,643	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,528,526	Freddie Mac REMIC Trust 3919 ZB, 4.000%, 09/15/2041	$6,422,459	0.1
2,602,710	Freddie Mac REMIC Trust 3923 GY, 4.000%, 09/15/2041	2,570,950	0.0
156,631 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 0.593%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,122	0.0
619,379 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 0.593%, (-1.000*SOFR30A + 5.936%), 01/15/2041	10,976	0.0
1,231,328	Freddie Mac REMIC Trust 3934 CB, 4.000%, 10/15/2041	1,205,797	0.0
488,452	Freddie Mac REMIC Trust 3934 KB, 5.000%, 10/15/2041	506,961	0.0
4,255,901	Freddie Mac REMIC Trust 3982 LZ, 4.000%, 01/15/2042	4,155,220	0.1
659,761	Freddie Mac REMIC Trust 3997 PB, 4.000%, 02/15/2042	652,093	0.0
110,327	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	111,433	0.0
2,084,974 (3)(6)	Freddie Mac REMIC Trust 4057 SN, 1.193%, (-1.000*SOFR30A + 6.536%), 12/15/2041	173,539	0.0
2,234,083	Freddie Mac REMIC Trust 4057 ZB, 3.500%, 06/15/2042	2,137,699	0.0
9,996,554	Freddie Mac REMIC Trust 4084 TZ, 4.000%, 07/15/2042	9,857,993	0.1
624,329 (3)(6)	Freddie Mac REMIC Trust 4088 CS, 0.543%, (-1.000*SOFR30A + 5.886%), 08/15/2042	69,673	0.0
1,119,215 (3)(6)	Freddie Mac REMIC Trust 4090 SN, 1.243%, (-1.000*SOFR30A + 6.586%), 08/15/2032	87,357	0.0
443,239	Freddie Mac REMIC Trust 4100 JA, 3.500%, 10/15/2041	430,869	0.0
3,083,665 (6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	233,077	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,206,442 (3)(6)	Freddie Mac REMIC Trust 4191 SA, 0.743%, (-1.000*SOFR30A + 6.086%), 03/15/2043	$290,123	0.0
2,128,000	Freddie Mac REMIC Trust 4193 BP, 4.000%, 04/15/2043	1,978,362	0.0
1,671,989 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	265,244	0.0
2,591,243	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,515,722	0.0
2,080,000	Freddie Mac REMIC Trust 4235 QD, 3.000%, 08/15/2033	2,010,133	0.0
861,053	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	867,539	0.0
684,498 (6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	81,277	0.0
18,237,446 (3)(6)	Freddie Mac REMIC Trust 4301 SD, 0.643%, (-1.000*SOFR30A + 5.986%), 07/15/2037	1,477,578	0.0
7,188,841	Freddie Mac REMIC Trust 4310 BZ, 4.000%, 02/15/2044	7,023,402	0.1
4,416,422	Freddie Mac REMIC Trust 4316 XZ, 4.500%, 03/15/2044	4,446,505	0.1
7,234,556	Freddie Mac REMIC Trust 4335 XZ, 4.250%, 05/15/2044	7,198,052	0.1
4,349,626	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	4,297,061	0.1
9,840,217	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	9,802,295	0.1
112,286	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	111,728	0.0
2,248,634 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 0.643%, (-1.000*SOFR30A + 5.986%), 09/15/2044	241,360	0.0
2,329,817	Freddie Mac REMIC Trust 4401 BL, 3.500%, 10/15/2034	2,285,625	0.0
7,500,510 (3)(6)	Freddie Mac REMIC Trust 4407 CS, 0.743%, (-1.000*SOFR30A + 6.086%), 06/15/2044	636,557	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,741,076 (3)(6)	Freddie Mac REMIC Trust 4407 PS, 0.143%, (-1.000*SOFR30A + 5.486%), 06/15/2044	$704,710	0.0
6,663,062	Freddie Mac REMIC Trust 4444 CZ, 3.000%, 02/15/2045	5,917,460	0.1
10,511,816 (3)(6)	Freddie Mac REMIC Trust 4461 AS, 0.143%, (-1.000*SOFR30A + 5.486%), 04/15/2045	822,591	0.0
3,124,000	Freddie Mac REMIC Trust 4492 VB, 3.500%, 05/15/2035	3,017,630	0.0
2,913,000	Freddie Mac REMIC Trust 4505 PB, 3.000%, 08/15/2045	2,596,919	0.0
8,068,266	Freddie Mac REMIC Trust 4545 PL, 3.500%, 01/15/2046	7,335,260	0.1
10,338,988 (3)(6)	Freddie Mac REMIC Trust 4574 ST, 0.543%, (-1.000*SOFR30A + 5.886%), 04/15/2046	1,277,828	0.0
51,026,311 (3)(6)	Freddie Mac REMIC Trust 4585 AS, 0.643%, (-1.000*SOFR30A + 5.986%), 05/15/2046	4,802,678	0.1
4,203,783	Freddie Mac REMIC Trust 4608 JV, 3.500%, 01/15/2055	3,361,132	0.1
14,488,444 (3)(6)	Freddie Mac REMIC Trust 4611 BS, 0.643%, (-1.000*SOFR30A + 5.986%), 06/15/2041	1,425,348	0.0
9,584,787	Freddie Mac REMIC Trust 4664 KZ, 3.500%, 02/15/2047	9,004,275	0.1
6,027,076	Freddie Mac REMIC Trust 4680 GZ, 3.500%, 03/15/2047	5,551,389	0.1
5,456,925	Freddie Mac REMIC Trust 4682 HZ, 3.500%, 04/15/2047	5,124,790	0.1
2,327,031	Freddie Mac REMIC Trust 4700 KZ, 3.500%, 07/15/2047	2,146,162	0.0
4,273,843	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	3,485,991	0.1
3,499,299	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	3,096,155	0.1
37,761,070	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	34,917,404	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,508,200	Freddie Mac REMIC Trust 4776 AZ, 4.000%, 07/15/2047	$13,038,059	0.2
366,712	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	354,011	0.0
7,007,466	Freddie Mac REMIC Trust 4795 D, 5.000%, 05/15/2048	6,990,169	0.1
1,838,321	Freddie Mac REMIC Trust 4834 AZ, 3.500%, 10/15/2048	1,731,863	0.0
25,871,031 (3)(6)	Freddie Mac REMIC Trust 4879 DS, 0.643%, (-1.000*SOFR30A + 5.986%), 08/15/2034	1,826,096	0.0
24,520,428 (3)(6)	Freddie Mac REMIC Trust 4892 SA, 0.593%, (-1.000*SOFR30A + 5.936%), 07/15/2049	3,010,035	0.0
1,632,872	Freddie Mac REMIC Trust 4904 HB, 3.000%, 08/25/2049	1,260,019	0.0
6,710,413 (3)(6)	Freddie Mac REMIC Trust 4906 SQ, 0.655%, (-1.000*SOFR30A + 5.936%), 09/25/2049	817,668	0.0
606,535	Freddie Mac REMIC Trust 4914 DB, 3.000%, 09/25/2049	436,444	0.0
2,305,896	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	2,069,120	0.0
2,640,727	Freddie Mac REMIC Trust 4941 WZ, 3.000%, 11/25/2049	2,355,307	0.0
4,290,674	Freddie Mac REMIC Trust 4950 KE, 2.500%, 12/25/2049	3,768,669	0.1
50,239,978 (6)	Freddie Mac REMIC Trust 4980 KI, 4.500%, 06/25/2050	11,086,778	0.1
50,709,059 (6)	Freddie Mac REMIC Trust 4998 AI, 3.500%, 12/25/2049	10,991,452	0.1
44,550,720 (6)	Freddie Mac REMIC Trust 5014 HI, 4.000%, 09/25/2050	9,296,265	0.1
28,373,360 (6)	Freddie Mac REMIC Trust 5019 HI, 3.500%, 10/25/2050	5,499,217	0.1
22,053,680 (3)(6)	Freddie Mac REMIC Trust 5045 BS, 0.920%, (-1.000*SOFR30A + 6.200%), 11/25/2050	3,453,919	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
92,380,042 (6)	Freddie Mac REMIC Trust 5051 BI, 3.000%, 11/25/2050	$16,049,702	0.2
46,372,702 (6)	Freddie Mac REMIC Trust 5057 IT, 3.000%, 11/25/2050	8,129,418	0.1
26,765,940 (6)	Freddie Mac REMIC Trust 5072 NI, 3.000%, 01/25/2050	4,612,829	0.1
53,727,787 (6)	Freddie Mac REMIC Trust 5072 QI, 3.500%, 10/25/2050	11,676,187	0.1
76,368,459 (6)	Freddie Mac REMIC Trust 5082 IQ, 3.000%, 03/25/2051	13,148,464	0.2
18,852,629 (6)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	3,873,846	0.1
19,867,922 (6)	Freddie Mac REMIC Trust 5113 AI, 4.000%, 06/25/2041	3,117,126	0.1
18,606,504 (6)	Freddie Mac REMIC Trust 5114 CI, 4.000%, 01/25/2050	3,776,155	0.1
61,987,196 (6)	Freddie Mac REMIC Trust 5117 IO, 3.000%, 06/25/2051	9,005,339	0.1
25,588,152 (6)	Freddie Mac REMIC Trust 5122 AI, 4.500%, 07/25/2051	5,863,351	0.1
42,883,821 (6)	Freddie Mac REMIC Trust 5125 MI, 4.500%, 11/25/2048	10,842,334	0.1
23,550,406 (6)	Freddie Mac REMIC Trust 5128 IC, 5.500%, 09/25/2041	4,703,532	0.1
52,364,129 (6)	Freddie Mac REMIC Trust 5152 IQ, 4.500%, 10/25/2051	12,058,213	0.1
64,067,356 (6)	Freddie Mac REMIC Trust 5200 IC, 4.000%, 03/25/2051	13,384,933	0.2
1,345,253	Freddie Mac REMIC Trust 5228 EC, 4.000%, 02/25/2050	1,304,437	0.0
39,196,330 (6)	Freddie Mac REMIC Trust 5322 IO, 4.000%, 09/25/2051	8,224,746	0.1
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 M2, 7.080%, (SOFR30A + 1.800%), 11/25/2041	1,011,170	0.0
6,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 7.380%, (SOFR30A + 2.100%), 09/25/2041	6,557,425	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.030%, (SOFR30A + 3.750%), 12/25/2041	$15,454,719	0.2
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.630%, (SOFR30A + 2.350%), 12/25/2041	10,140,062	0.1
13,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.680%, (SOFR30A + 3.400%), 01/25/2042	13,954,889	0.2
9,200,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 7.130%, (SOFR30A + 1.850%), 01/25/2042	9,334,635	0.1
7,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.780%, (SOFR30A + 2.500%), 01/25/2042	7,162,372	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.030%, (SOFR30A + 4.750%), 02/25/2042	1,483,288	0.0
10,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.030%, (SOFR30A + 3.750%), 02/25/2042	10,939,745	0.1
1,150,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 10.630%, (SOFR30A + 5.350%), 08/25/2042	1,254,846	0.0
1,800,000 (1)(3)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 8.630%, (SOFR30A + 3.350%), 11/25/2043	1,884,191	0.0
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 7.080%, (SOFR30A + 1.800%), 08/25/2044	10,081,250	0.1
2,182,505	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	2,008,692	0.0
4,735,899 (6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	822,669	0.0
23,651,054 (3)(6)	Freddie Mac Strips 311 S1, 0.493%, (-1.000*SOFR30A + 5.836%), 08/15/2043	2,728,464	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,600,665	Freddie Mac Strips 326 350, 3.500%, 03/15/2044	$8,140,656	0.1
718,153 (3)(6)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	85,768	0.0
216,235 (3)(6)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	38,384	0.0
2,944,755 (6)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	597,224	0.0
4,420,250 (6)	Freddie Mac Strips 344 C17, 4.000%, 02/15/2045	825,753	0.0
2,166,977 (3)(6)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	353,415	0.0
2,646,473 (3)(6)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	342,046	0.0
4,265,123 (6)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	794,577	0.0
3,637,826 (6)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	699,104	0.0
6,215,142 (6)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,114,128	0.0
6,403,767 (6)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,275,500	0.0
3,546,465 (6)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	687,494	0.0
2,613,634 (6)	Freddie Mac Strips 344 C8, 3.500%, 02/15/2045	436,960	0.0
3,197,500 (6)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	533,418	0.0
7,395,876 (6)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,317,478	0.0
4,372,595 (6)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	794,434	0.0
4,761,402 (6)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	902,539	0.0
4,577,504 (6)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	853,585	0.0
4,059,727 (6)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	792,642	0.0
5,655,369 (6)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,091,974	0.0
5,063,891 (6)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,039,141	0.0
8,624,155 (6)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,359,383	0.0
17,637,340 (6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	3,067,634	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
757,066 (3)	Freddie Mac Structured Pass-Through Certificates T-48 1A, 4.398%, 07/25/2033	$730,779	0.0
2,554,588	Freddie Mac Whole Loan Securities Trust 2017-SC01 1A, 3.000%, 12/25/2046	2,220,025	0.0
2,320,551	Freddie Mac Whole Loan Securities Trust 2017-SC01 2A, 3.500%, 12/25/2046	2,082,328	0.0
502,226 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	492,525	0.0
3,620,397 (1)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	3,523,296	0.1
939,737 (3)(6)	Ginnie Mae 2005-37 SI, 1.075%, (-1.000*TSFR1M + 6.036%), 05/20/2035	73,720	0.0
197,970 (3)(6)	Ginnie Mae 2005-7 AH, 1.559%, (-1.000*TSFR1M + 6.656%), 02/16/2035	16,076	0.0
4,280,652 (3)(6)	Ginnie Mae 2007-17 IC, 1.039%, (-1.000*TSFR1M + 6.136%), 04/16/2037	251,895	0.0
787,126 (3)(6)	Ginnie Mae 2007-23 ST, 1.125%, (-1.000*TSFR1M + 6.086%), 04/20/2037	72,996	0.0
1,009,027 (3)(6)	Ginnie Mae 2007-40 SE, 1.675%, (-1.000*TSFR1M + 6.636%), 07/20/2037	113,991	0.0
5,085,107 (3)(6)	Ginnie Mae 2007-41 SL, 1.625%, (-1.000*TSFR1M + 6.586%), 07/20/2037	509,670	0.0
642,479 (3)(6)	Ginnie Mae 2007-7 EI, 1.125%, (-1.000*TSFR1M + 6.086%), 02/20/2037	59,756	0.0
594,259 (3)(6)	Ginnie Mae 2008-2 SW, 1.475%, (-1.000*TSFR1M + 6.436%), 01/20/2038	63,748	0.0
294,888 (3)(6)	Ginnie Mae 2008-35 SN, 1.325%, (-1.000*TSFR1M + 6.286%), 04/20/2038	24,651	0.0
150,068 (3)(6)	Ginnie Mae 2008-40 PS, 1.289%, (-1.000*TSFR1M + 6.386%), 05/16/2038	10,604	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
464,854 (3)(6)	Ginnie Mae 2009-25 KS, 1.125%, (-1.000*TSFR1M + 6.086%), 04/20/2039	$45,591	0.0
357,876	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	364,141	0.0
324,602	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	326,506	0.0
7,236,018	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	7,621,544	0.1
710,916	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	717,116	0.0
670,866	Ginnie Mae 2009-98 DA, 3.250%, 07/16/2039	657,781	0.0
1,922,189	Ginnie Mae 2010-108 WL, 4.000%, 04/16/2040	1,900,167	0.0
2,358,344 (3)(6)	Ginnie Mae 2010-11 SA, 1.209%, (-1.000*TSFR1M + 6.306%), 01/16/2040	235,822	0.0
684,534 (3)(6)	Ginnie Mae 2010-116 NS, 1.439%, (-1.000*TSFR1M + 6.536%), 09/16/2040	58,050	0.0
2,557,499 (3)(6)	Ginnie Mae 2010-116 SK, 1.545%, (-1.000*TSFR1M + 6.506%), 08/20/2040	259,338	0.0
1,006,140 (3)(6)	Ginnie Mae 2010-14 SB, 1.725%, (-1.000*TSFR1M + 6.686%), 11/20/2035	105,204	0.0
1,155,508 (3)(6)	Ginnie Mae 2010-149 HS, 0.889%, (-1.000*TSFR1M + 5.986%), 05/16/2040	16,229	0.0
288,983	Ginnie Mae 2010-164 MD, 4.000%, 12/20/2040	283,710	0.0
1,017,647 (6)	Ginnie Mae 2010-168 BI, 5.000%, 04/20/2040	157,544	0.0
631,888 (3)(6)	Ginnie Mae 2010-68 MS, 0.775%, (-1.000*TSFR1M + 5.736%), 06/20/2040	62,817	0.0
645,509 (6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	83,874	0.0
784,900	Ginnie Mae 2011-52 PA, 4.250%, 02/16/2041	782,225	0.0
1,498,388 (3)(6)	Ginnie Mae 2011-72 SA, 0.139%, (-1.000*TSFR1M + 5.236%), 05/16/2041	112,862	0.0
139,061 (6)	Ginnie Mae 2012-91 QI, 4.500%, 09/20/2041	10,981	0.0
534,067	Ginnie Mae 2013-116 KB, 3.500%, 12/20/2042	525,967	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,729,398 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	$405,232	0.0
7,619,973	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,808,269	0.1
65,838	Ginnie Mae 2013-27 KA, 2.250%, 02/20/2043	61,525	0.0
331,939	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	295,638	0.0
16,439 (6)	Ginnie Mae 2014-10 GI, 4.500%, 01/16/2029	145	0.0
2,108,772 (3)(6)	Ginnie Mae 2014-185 SB, 0.525%, (-1.000*TSFR1M + 5.486%), 12/20/2044	169,562	0.0
1,297,533 (3)(6)	Ginnie Mae 2014-3 QS, 1.075%, (-1.000*TSFR1M + 6.036%), 03/20/2043	77,745	0.0
3,572,543 (3)(6)	Ginnie Mae 2014-3 SU, 0.975%, (-1.000*TSFR1M + 5.936%), 07/20/2039	338,585	0.0
1,955,765 (3)(6)	Ginnie Mae 2014-56 SP, 0.989%, (-1.000*TSFR1M + 6.086%), 12/16/2039	157,159	0.0
4,942,376 (3)(6)	Ginnie Mae 2014-58 SG, 0.389%, (-1.000*TSFR1M + 5.486%), 04/16/2044	322,014	0.0
842,668	Ginnie Mae 2015-27 PB, 3.000%, 08/20/2044	828,919	0.0
12,964,553 (3)(6)	Ginnie Mae 2016-160 GS, 1.025%, (-1.000*TSFR1M + 5.986%), 11/20/2046	1,613,452	0.0
366,611	Ginnie Mae 2016-44 JA, 3.500%, 03/20/2046	341,963	0.0
27,269,934 (3)(6)	Ginnie Mae 2016-6 SB, 0.575%, (-1.000*TSFR1M + 5.536%), 01/20/2046	2,510,664	0.0
6,274,539 (3)(6)	Ginnie Mae 2017-101 SA, 1.125%, (-1.000*TSFR1M + 6.086%), 07/20/2047	880,523	0.0
13,517,874 (3)(6)	Ginnie Mae 2017-163 SH, 1.125%, (-1.000*TSFR1M + 6.086%), 11/20/2047	1,956,418	0.0
4,640,172	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,762,159	0.1
350,813	Ginnie Mae 2018-104 HZ, 3.500%, 08/20/2048	277,343	0.0
1,045,687	Ginnie Mae 2018-120 DE, 3.500%, 09/20/2048	991,563	0.0
209,914	Ginnie Mae 2018-122 GZ, 3.500%, 09/20/2048	175,741	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,410,284	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	$1,320,506	0.0
210,732	Ginnie Mae 2018-147 KZ, 3.750%, 10/20/2048	181,388	0.0
13,366,223 (3)(6)	Ginnie Mae 2018-167 CS, 1.025%, (-1.000*TSFR1M + 5.986%), 12/20/2048	1,524,256	0.0
176,532	Ginnie Mae 2019-100 JB, 3.000%, 08/20/2049	137,587	0.0
532,322	Ginnie Mae 2019-100 KB, 3.000%, 08/20/2049	414,009	0.0
1,349,931	Ginnie Mae 2019-100 MC, 3.000%, 08/20/2049	1,026,740	0.0
82,005,622 (6)	Ginnie Mae 2019-129 AI, 3.500%, 10/20/2049	15,359,153	0.2
18,659,978 (3)(6)	Ginnie Mae 2019-159 SM, 0.975%, (-1.000*TSFR1M + 5.936%), 12/20/2049	2,642,341	0.0
1,081,376	Ginnie Mae 2019-23 NG, 3.500%, 02/20/2049	867,324	0.0
71,326	Ginnie Mae 2019-54 AB, 3.000%, 04/20/2049	57,411	0.0
798,785	Ginnie Mae 2019-78 MB, 3.000%, 06/20/2049	617,584	0.0
416,445	Ginnie Mae 2019-89 KB, 3.000%, 07/20/2049	325,745	0.0
299,424	Ginnie Mae 2019-89 WB, 3.000%, 07/20/2049	229,194	0.0
73,747,406 (6)	Ginnie Mae 2020-187 BI, 2.500%, 12/20/2050	10,659,288	0.1
19,062,255 (6)	Ginnie Mae 2020-188 PI, 3.500%, 06/20/2050	3,600,307	0.1
17,489,558 (3)(6)	Ginnie Mae 2020-32 SG, 1.025%, (-1.000*TSFR1M + 5.986%), 03/20/2050	2,493,899	0.0
14,979,706 (3)(6)	Ginnie Mae 2020-34 SQ, 0.975%, (-1.000*TSFR1M + 5.936%), 10/20/2049	1,948,807	0.0
26,924,086 (3)(6)	Ginnie Mae 2020-46 BS, 0.336%, (-1.000*TSFR1M + 3.236%), 04/20/2050	552,050	0.0
13,696,256 (3)(6)	Ginnie Mae 2020-77 JS, 1.025%, (-1.000*TSFR1M + 5.986%), 10/20/2048	1,328,402	0.0
81,006,071 (6)	Ginnie Mae 2021-139 PI, 2.500%, 08/20/2051	11,419,879	0.1
19,197,830 (6)	Ginnie Mae 2021-161 IC, 4.500%, 09/20/2051	4,049,563	0.1
30,253,384 (6)	Ginnie Mae 2021-57 IG, 3.500%, 09/20/2050	5,737,128	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,415,119 (3)(6)	Ginnie Mae 2022-172 SB, 0.355%, (-1.000*SOFR30A + 5.700%), 10/20/2052	$3,074,502	0.1
1,810,277	Ginnie Mae 2023-99 DV, 5.000%, 07/20/2034	1,853,979	0.0
6,319,523	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,478,761	0.1
276,057 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	252,905	0.0
442,742 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	405,611	0.0
1,104,281 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,011,670	0.0
287,107 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	275,490	0.0
2,727,487 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.374%, 11/25/2049	2,570,188	0.0
1,031,928 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.917%, 03/25/2050	972,419	0.0
1,487,768 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.421%, 10/25/2050	1,314,083	0.0
916,888 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.421%, 10/25/2050	757,710	0.0
1,379,171 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.378%, 04/25/2052	1,120,469	0.0
3,397,314 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	3,426,935	0.1
2,071,318 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.938%, 04/25/2054	2,177,179	0.0
1,485,923 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.228%, 06/25/2054	1,594,556	0.0
111,850	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	70,419	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,305,482 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.459%, (TSFR1M + 0.494%), 09/19/2037	$1,115,073	0.0
36,806 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.829%, (TSFR1M + 0.974%), 08/25/2029	35,718	0.0
341,829 (3)	Impac CMB Trust Series 2005-1 M1, 5.659%, (TSFR1M + 0.804%), 04/25/2035	318,805	0.0
2,000,000 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,525,226	0.0
1,447,896 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.389%, (TSFR1M + 0.534%), 02/25/2046	1,101,935	0.0
42,113 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.990%, 08/25/2049	40,452	0.0
2,139,242 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.151%, 05/25/2052	1,725,554	0.0
2,265,176 (1)(3)	J.P. Morgan Mortgage Trust 2023-8 B3, 6.325%, 02/25/2054	2,276,231	0.0
6,888,842 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	6,888,628	0.1
303,270	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	94,958	0.0
1,084,294 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 6.123%, 07/25/2035	1,034,380	0.0
888,540 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.448%, 01/25/2047	796,653	0.0
1,219,839 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.774%, 12/25/2048	1,119,114	0.0
1,721,815 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.576%, 06/25/2048	1,578,776	0.0
1,657,317 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.576%, 06/25/2048	1,512,178	0.0
2,190,135 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.576%, 06/25/2048	1,989,495	0.0
1,885,901 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.709%, 10/25/2048	1,722,601	0.0
2,618,770 (1)(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.254%, 02/25/2049	2,441,225	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
140,902 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	$134,473	0.0
234,611 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	216,110	0.0
521,361 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	480,253	0.0
1,626,061 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.936%, 10/25/2049	1,582,912	0.0
731,443 (1)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	671,225	0.0
247,842 (1)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	227,200	0.0
266,553 (1)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	244,141	0.0
1,944,503 (1)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.571%, 12/25/2050	1,707,238	0.0
893,505 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.505%, 03/25/2051	793,431	0.0
197,526 (1)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	181,265	0.0
1,388,966 (1)(3)	JP Morgan Mortgage Trust 2023-10 B3, 6.468%, 05/25/2054	1,372,597	0.0
3,673,153 (1)(3)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	3,715,727	0.1
4,500,000 (1)(3)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	4,482,949	0.1
12,084,837 (3)(6)	Lehman Mortgage Trust 2006-7 2A4, 1.581%, (-1.000*TSFR1M + 6.436%), 11/25/2036	2,110,673	0.0
8,358,185 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 1.651%, (-1.000*TSFR1M + 6.506%), 01/25/2037	1,028,905	0.0
210,496 (1)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	197,192	0.0
1,100,000 (1)(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,079,543	0.0
3,300,449 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,189,519	0.1
2,482,000 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.744%, 09/25/2057	2,299,476	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	$717,045	0.0
4,707,848 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B1, 7.182%, 03/25/2054	5,092,756	0.1
3,953,000 (1)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 A13, 5.500%, 09/25/2054	3,955,332	0.1
1,705,000 (1)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.067%, 09/25/2054	1,756,687	0.0
1,732,094 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,713,900	0.0
583,773 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	572,491	0.0
1,000,000 (1)(3)	Oaktown Re VI Ltd. 2021-1A M1C, 8.280%, (SOFR30A + 3.000%), 10/25/2033	1,012,320	0.0
6,000,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 8.630%, (SOFR30A + 3.350%), 04/25/2034	6,156,321	0.1
57,910 (1)(3)	OBX Trust 2019-EXP1 1A3, 4.000%, 01/25/2059	57,006	0.0
276,939 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	263,875	0.0
1,483,134,885 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	6,390,606	0.1
59,255	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	52,102	0.0
1,150,331 (1)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.244%, 02/25/2050	980,247	0.0
5,737,562 (1)(3)	Radnor RE Ltd. 2021-1 M1C, 7.980%, (SOFR30A + 2.700%), 12/27/2033	5,819,489	0.1
649,974 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	598,809	0.0
885,282 (1)(3)	RCKT Mortgage Trust 2019-1 B4, 3.890%, 09/25/2049	766,667	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
31,730,919 (3)	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	$29,164,976	0.3
194,900 (1)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	183,068	0.0
3,269,049	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,914,490	0.0
7,522,474	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	7,032,696	0.1
3,363,481	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	2,976,938	0.0
2,655,334	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,340,348	0.0
3,034,062	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	2,692,049	0.0
1,545,984	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,374,452	0.0
707,333	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	627,903	0.0
1,690,305	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	1,641,614	0.0
789,117	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	752,271	0.0
76,613	Seasoned Credit Risk Transfer Trust Series 2020-3 TTU, 2.500%, 05/25/2060	70,594	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	30,017,189	0.3
824,104 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.757%, 05/25/2045	732,781	0.0
982,625 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.730%, 07/25/2045	801,846	0.0
614,842 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.787%, 08/25/2047	563,553	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
118,406 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	$113,062	0.0
2,161,704 (1)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.440%, 03/25/2048	2,071,621	0.0
526,568 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	482,405	0.0
46,244 (1)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	45,837	0.0
1,811,882 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.635%, 03/25/2050	1,624,437	0.0
2,754,268 (1)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.318%, 04/25/2050	2,443,308	0.0
1,031,056 (1)(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	858,793	0.0
934,119 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.051%, 07/25/2051	761,470	0.0
1,346,711 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	1,346,669	0.0
5,300,000 (1)(3)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	5,272,090	0.1
1,629,083 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.642%, 10/25/2047	1,507,167	0.0
1,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	814,761	0.0
2,057,060 (1)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.657%, 07/25/2048	1,883,558	0.0
1,400,000 (1)(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.761%, 11/25/2060	1,379,559	0.0
2,640,000 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.930%, 11/25/2057	2,620,773	0.0
3,878,776 (1)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	3,799,854	0.1
3,200,000 (1)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,143,859	0.1
2,200,000 (1)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,117,347	0.0
7,745,900 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 8.180%, (SOFR30A + 2.900%), 02/25/2034	7,843,427	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
254,506 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 6.771%, 10/20/2035	$249,705	0.0
1,028,441 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 5.989%, (TSFR1M + 1.134%), 08/25/2045	1,016,346	0.0
37,857,761 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	40,864	0.0
209,847 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.557%, 10/25/2036	192,797	0.0
153,089 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.020%, 10/25/2036	139,752	0.0
450,142 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 3.982%, 11/25/2036	393,251	0.0
523,801 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.316%, 12/25/2036	461,025	0.0
1,043,491 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.306%, 12/25/2036	939,412	0.0
284,477 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.818%, 03/25/2037	231,316	0.0
1,788,969 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.232%, 06/25/2034	1,737,171	0.0
697,679 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.949%, (TSFR1M + 1.094%), 10/25/2045	673,618	0.0
1,210,971 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 4.316%, 12/25/2036	1,065,838	0.0
851,972 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.750%, (TSFR1M + 1.014%), 11/25/2035	728,321	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
494,936	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	$461,442	0.0
2,875,752 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 6.083%, (12MTA + 0.960%), 08/25/2046	1,579,481	0.0
892,215 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2007-OC1 A4, 5.609%, (TSFR1M + 0.754%), 01/25/2047	803,392	0.0
221,597	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	203,718	0.0
430,669 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 5.429%, (TSFR1M + 0.574%), 01/25/2047	384,341	0.0
361,021 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.399%, (TSFR1M + 0.544%), 06/25/2037	294,966	0.0
364,666	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	321,158	0.0
110,537 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.169%, 04/25/2036	108,068	0.0
1,824,930 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.515%, 09/25/2049	1,377,002	0.0
525,805 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.755%, 08/20/2045	492,438	0.0
857,757 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.755%, 08/20/2045	795,482	0.0
	Total Collateralized Mortgage Obligations (Cost $1,487,809,193)	1,405,239,320	15.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 11.9%
	Automobile Asset-Backed Securities: 0.4%
10,421,633 (1)(3)	Bayview Opportunity Master Fund VII LLC 2024-CAR1 A, 6.380%, (SOFR30A + 1.100%), 12/26/2031	$10,442,636	0.1
14,950,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	15,098,338	0.2
352,784 (1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	352,132	0.0
11,850,000 (1)	Westlake Automobile Receivables Trust 2024-1A B, 5.550%, 11/15/2027	12,026,025	0.1
		37,919,131	0.4

	Home Equity Asset-Backed Securities: 0.1%
2,439,379 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,983,721	0.0
3,919,589 (3)	Freddie Mac Structured Pass-Through Certificates T-31 A7, 5.645%, (SOFR30A + 0.364%), 05/25/2031	3,907,578	0.1
2,556,483 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	962,123	0.0
121,130 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.487%, 12/25/2036	91,612	0.0
436,644 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 5.289%, (TSFR1M + 0.434%), 02/25/2037	392,428	0.0
526,427 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 5.429%, (TSFR1M + 0.574%), 02/25/2037	473,211	0.0
629,897 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	627,913	0.0
		8,438,586	0.1

	Other Asset-Backed Securities: 10.3%
6,800,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 7.282%, (TSFR3M + 2.000%), 04/20/2036	6,842,119	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,750,000 (1)(3)	AIG CLO LLC 2021-1A C, 7.294%, (TSFR3M + 2.012%), 04/22/2034	$6,761,414	0.1
1,017,163 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
21,690,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 6.651%, (TSFR3M + 1.350%), 04/15/2035	21,717,676	0.2
12,648,986 (1)(3)	Apidos Clo Xxv 2016-25A A1R2, 6.432%, (TSFR3M + 1.150%), 10/20/2031	12,654,678	0.1
15,700,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 6.382%, (TSFR3M + 1.100%), 01/20/2033	15,712,953	0.2
10,000,000 (1)(3)	Apidos CLO XXXV 2021-35A C, 7.194%, (TSFR3M + 1.912%), 04/20/2034	10,008,500	0.1
2,029,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,998,098	0.0
463,812 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	449,443	0.0
731,040 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	691,786	0.0
4,221,724 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A, 6.281%, (TSFR1M + 1.184%), 08/15/2034	4,205,297	0.0
4,778,475 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.561%, (TSFR1M + 1.464%), 11/15/2036	4,777,272	0.0
9,063,956 (1)(3)	ARES LII CLO Ltd. 2019-52A A1R, 6.594%, (TSFR3M + 1.312%), 04/22/2031	9,079,763	0.1
6,250,000 (1)(3)	Barings Clo Ltd. 2019-4A CR, 7.501%, (TSFR3M + 2.200%), 07/15/2037	6,312,363	0.1
4,433,576 (1)(3)	Barings CLO Ltd. 2018-3A A2, 6.844%, (TSFR3M + 1.562%), 07/20/2029	4,434,954	0.0
19,260,349 (1)(3)	Barings CLO Ltd. 2018-4A A1R, 6.451%, (TSFR3M + 1.150%), 10/15/2030	19,278,993	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
450,000 (1)(3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 6.744%, (TSFR3M + 1.462%), 01/20/2031	$450,562	0.0
20,100,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.481%, (TSFR3M + 1.180%), 01/15/2033	20,120,100	0.2
4,600,000 (1)(3)	Benefit Street Partners CLO XXIII Ltd. 2021-23A C, 7.746%, (TSFR3M + 2.462%), 04/25/2034	4,613,910	0.0
2,000,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 6.944%, (TSFR3M + 1.662%), 10/20/2030	2,001,076	0.0
18,204,458 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 6.318%, (TSFR3M + 1.200%), 11/15/2030	18,217,401	0.2
5,350,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.563%, (TSFR3M + 2.262%), 04/15/2034	5,355,350	0.1
3,150,000	BMO Mortgate Trust 2024-C9 A5, 5.759%, 07/15/2057	3,416,282	0.0
6,386,250 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	6,360,096	0.1
7,570,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.714%, (TSFR3M + 1.432%), 07/20/2034	7,577,123	0.1
4,400,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.544%, (TSFR3M + 2.262%), 07/20/2034	4,404,655	0.0
5,000,000 (1)(3)	BSPRT Issuer Ltd. 2023-FL10 A, 7.356%, (TSFR1M + 2.259%), 09/15/2035	5,032,759	0.1
6,600,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 8.048%, (TSFR3M + 2.762%), 07/16/2032	6,569,831	0.1
3,030,945 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 6.517%, (TSFR3M + 1.232%), 04/17/2031	3,035,343	0.0
3,250,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.677%, (TSFR3M + 1.392%), 04/17/2031	3,254,605	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
25,190,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 6.502%, (TSFR3M + 1.220%), 07/20/2032	$25,218,969	0.3
10,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.545%, (TSFR3M + 2.262%), 07/23/2034	10,016,930	0.1
11,200,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.997%, (TSFR3M + 1.712%), 10/17/2034	11,212,354	0.1
35,790 (3)	Chase Funding Trust Series 2003-5 2A2, 5.569%, (TSFR1M + 0.714%), 07/25/2033	35,659	0.0
5,569,349 (1)(3)	CIFC Funding Ltd. 2018-2A A1, 6.584%, (TSFR3M + 1.302%), 04/20/2031	5,572,373	0.1
7,160,000 (1)(3)	CIFC Funding Ltd. 2018-2A A1R, (TSFR3M + 1.370%), 10/20/2037	7,165,370	0.1
3,000,000 (1)(3)	CIFC Funding Ltd. 2019-6A A2R, 7.028%, (TSFR3M + 1.700%), 07/16/2037	3,001,245	0.0
1,988,737 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	1,841,987	0.0
6,210,238 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	5,670,664	0.1
17,695,448 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.431%, (TSFR3M + 1.130%), 10/15/2031	17,716,240	0.2
4,512,500 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,412,113	0.0
2,327,500 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,300,433	0.0
2,510,875 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	2,483,315	0.0
5,528,250 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,481,097	0.1
5,300,125 (1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,820,637	0.1
3,501,822 (1)(3)	Dryden 38 Senior Loan Fund 2015-38A ARR, 6.451%, (TSFR3M + 1.150%), 07/15/2030	3,505,611	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,400,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 7.591%, (TSFR3M + 2.312%), 07/18/2030	$6,411,123	0.1
11,400,000 (1)(3)	Dryden 75 CLO Ltd. 2019-75A CR2, 7.363%, (TSFR3M + 2.062%), 04/15/2034	11,409,052	0.1
8,000,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.794%, (TSFR3M + 1.512%), 01/20/2030	8,012,440	0.1
5,250,000 (1)	Five Guys Holdings, Inc. 2023-1A A2, 7.549%, 01/26/2054	5,567,650	0.1
6,099,741 (1)(3)	FS Rialto 2021-FL3 A, 6.461%, (TSFR1M + 1.364%), 11/16/2036	6,072,286	0.1
16,076,756 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 6.291%, (TSFR3M + 1.170%), 11/22/2031	16,091,048	0.2
4,690,625 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,783,854	0.1
413,201 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	390,439	0.0
402,829 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	376,661	0.0
1,031,381 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	969,813	0.0
6,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.794%, (TSFR3M + 1.512%), 01/20/2031	6,005,088	0.1
6,835,022 (1)(3)	LCM 30 Ltd. 30A AR, 6.624%, (TSFR3M + 1.342%), 04/20/2031	6,837,018	0.1
5,000,000 (1)(3)	LCM XVIII L.P. 18A A2R, 6.764%, (TSFR3M + 1.482%), 04/20/2031	5,001,630	0.1
11,900,000 (1)(3)	LCM XXIV Ltd. 24A CR, 7.444%, (TSFR3M + 2.162%), 03/20/2030	11,932,713	0.1
7,455,468 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	5,953,399	0.1
6,150,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.541%, (TSFR3M + 2.262%), 04/19/2033	6,162,644	0.1
6,250,000 (1)(3)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.963%, (TSFR3M + 1.662%), 10/15/2032	6,253,519	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,400,000 (1)(3)	Madison Park Funding XXVII Ltd. 2018-27A B, 7.344%, (TSFR3M + 2.062%), 04/20/2030	$1,401,917	0.0
10,218,051 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 6.451%, (TSFR3M + 1.150%), 10/15/2031	10,222,649	0.1
31,780,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 6.663%, (TSFR3M + 1.362%), 07/15/2034	31,859,450	0.3
14,700,000 (1)(3)	Marble Point CLO XIX Ltd. 2020-3A AR, 6.679%, (TSFR3M + 1.400%), 01/19/2034	14,720,301	0.2
10,000,000 (1)(3)	MF1 Ltd. 2021-FL6 AS, 6.579%, (TSFR1M + 1.564%), 07/16/2036	9,917,270	0.1
5,949,531 (1)(3)	MF1 Ltd. 2022-FL8 A, 6.315%, (TSFR1M + 1.350%), 02/19/2037	5,935,176	0.1
4,000,000 (1)(3)	MF1 Ltd. 2023-FL12 A, 7.031%, (TSFR1M + 2.066%), 10/19/2038	4,024,268	0.0
3,500,000 (1)(3)	MF1 Ltd. 2024-FL14 A, 6.702%, (TSFR1M + 1.737%), 03/19/2039	3,515,091	0.0
5,500,000 (1)(3)	MF1 Ltd. 2024-FL15 A, 6.988%, (TSFR1M + 1.688%), 08/18/2041	5,522,001	0.1
588,249 (1)	Mill City Solar Loan Ltd. 2019-1A A, 4.340%, 03/20/2043	557,741	0.0
3,020,112 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	2,768,287	0.0
2,004,930 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,907,424	0.0
3,424,889 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	3,234,302	0.0
440,316 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	395,581	0.0
2,556,962 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,313,125	0.0
3,128,357 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,761,908	0.0
6,282,061 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	5,387,507	0.1
2,808,277 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	2,198,315	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
8,240,529 (1)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	$8,332,716	0.1
1,186,068 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	1,127,463	0.0
6,064,264 (1)	Mosaic Solar Loans LLC 2024-1A A, 5.500%, 09/20/2049	6,090,707	0.1
9,100,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 6.733%, (TSFR3M + 1.400%), 07/22/2038	9,128,629	0.1
6,010,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 6.696%, (TSFR3M + 1.400%), 07/20/2037	6,040,759	0.1
13,850,000 (1)(3)	Octagon Investment Partners 29 Ltd. 2016-1A A1R2, 6.741%, (TSFR3M + 1.420%), 07/18/2037	13,881,162	0.1
3,500,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 7.613%, (TSFR3M + 2.312%), 07/15/2029	3,505,229	0.0
4,060,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.891%, (TSFR3M + 1.612%), 07/19/2030	4,060,203	0.0
6,000,000 (1)(3)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 7.128%, (TSFR3M + 2.012%), 02/14/2031	6,004,716	0.1
5,750,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.441%, (TSFR3M + 2.162%), 01/18/2034	5,756,480	0.1
6,700,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.441%, (TSFR3M + 2.162%), 07/19/2035	6,717,668	0.1
6,700,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A CR, (TSFR3M + 1.950%), 10/19/2037	6,718,003	0.1
10,700,000 (1)(3)	OHA Credit Partners VII Ltd. 2012-7A CR3, 7.190%, (TSFR3M + 2.062%), 02/20/2034	10,708,881	0.1
361,331 (1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	356,840	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,800,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A B, 7.244%, (TSFR3M + 1.962%), 04/20/2034	$5,786,834	0.1
7,550,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 6.963%, (TSFR3M + 1.662%), 01/15/2035	7,555,579	0.1
33,321 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.423%, 01/25/2036	33,045	0.0
4,860,625 (1)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,784,550	0.1
6,000,000 (1)(3)	Rad CLO 6 Ltd. 2019-6A A2, 7.394%, (TSFR3M + 2.112%), 01/20/2033	6,007,968	0.1
9,150,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 7.444%, (TSFR3M + 2.162%), 04/20/2034	9,161,666	0.1
5,721,250 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	5,892,508	0.1
660,718 (1)	SoFi Consumer Loan Program Trust 2021-1 C, 1.610%, 09/25/2030	658,981	0.0
7,001,917 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,804,811	0.1
3,880,000 (1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	3,261,529	0.0
18,000,000 (1)(3)	Sound Point Clo XVI Ltd. 2017-2A CR, 7.746%, (TSFR3M + 2.462%), 07/25/2030	18,069,138	0.2
9,950,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.846%, (TSFR3M + 2.562%), 04/25/2034	9,968,059	0.1
27,410,000 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 6.565%, (TSFR3M + 1.280%), 01/25/2032	27,416,935	0.3
5,500,000 (1)(3)	Southwick Park CLO LLC 2019-4A A1R, 6.604%, (TSFR3M + 1.322%), 07/20/2032	5,507,502	0.1
3,965,704 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	3,620,350	0.0
2,999,754 (1)	Sunnova Helios V Issuer LLC 2021-A A, 1.800%, 02/20/2048	2,302,379	0.0
12,618,665 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	12,446,494	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
7,079,559 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	$5,775,245	0.1
8,248,575 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	6,716,719	0.1
4,249,233 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	4,123,994	0.0
4,167,564 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,026,415	0.0
3,075,169 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	2,923,837	0.0
15,230,547 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 6.501%, (TSFR3M + 1.200%), 10/15/2031	15,249,661	0.2
17,019,351 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 6.386%, (TSFR3M + 1.100%), 01/16/2032	17,036,030	0.2
8,450,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 7.544%, (TSFR3M + 2.262%), 04/20/2033	8,463,089	0.1
5,000,000 (1)(3)	TCW CLO Ltd. 2017-1A A2RR, 6.975%, (TSFR3M + 1.712%), 10/29/2034	5,003,255	0.1
13,150,000 (1)(3)	TCW CLO Ltd. 2021-1A C, 7.444%, (TSFR3M + 2.162%), 03/18/2034	13,167,568	0.1
13,950,000 (1)(3)	Texas Debt Capital CLO Ltd. 2023-1A A, 7.082%, (TSFR3M + 1.800%), 04/20/2036	14,033,421	0.1
5,198,000 (1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	4,628,866	0.0
4,387,000 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	4,013,633	0.0
19,873,943 (1)(3)	THL Credit Wind River CLO Ltd. 2015-1A A1R3, 6.482%, (TSFR3M + 1.200%), 10/20/2030	19,889,187	0.2
22,461,437 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 6.532%, (TSFR3M + 1.250%), 07/20/2031	22,486,145	0.2
12,450,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	12,816,130	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
15,223,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.551%, (TSFR3M + 1.250%), 07/15/2032	$15,229,074	0.2
3,440,474 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,344,388	0.0
10,000,000 (1)(3)	Wind River CLO Ltd. 2021-1A CR, 7.467%, (TSFR3M + 2.250%), 07/20/2037	10,014,950	0.1
15,374,500 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	14,162,088	0.2
		963,473,568	10.3

	Student Loan Asset-Backed Securities: 1.1%
265,915 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	252,546	0.0
510,355 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	457,365	0.0
69,007 (1)	Commonbond Student Loan Trust-GS 2018-AGS C, 3.820%, 02/25/2044	58,776	0.0
2,696,633 (1)	Commonbond Student Loan Trust-GS 2020-AGS A, 1.980%, 08/25/2050	2,377,236	0.0
1,435,885 (1)(3)	ELFI Graduate Loan Program LLC 2021-A B, 2.090%, 12/26/2046	1,210,922	0.0
185,521 (1)	Laurel Road Prime Student Loan Trust 2017-B BFX, 3.020%, 08/25/2042	184,148	0.0
3,633,381 (1)	Laurel Road Prime Student Loan Trust 2020-A A2FX, 1.400%, 11/25/2050	3,367,489	0.1
1,899,399 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	1,787,622	0.0
2,300,044 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	2,133,078	0.0
10,482,066 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	9,828,037	0.1
4,205,226 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	3,807,062	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	$1,314,743	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,440,579	0.0
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,415,379	0.0
11,593,660 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	11,266,534	0.1
2,238,627 (1)	SMB Private Education Loan Trust 2023-A A1A, 5.380%, 01/15/2053	2,289,662	0.0
21,341,191 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	19,907,891	0.2
3,250,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	3,075,458	0.0
3,000,000 (1)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	2,778,310	0.0
3,900,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	3,675,014	0.1
8,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	7,593,952	0.1
2,243,120 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	2,210,361	0.0
1,046,368 (1)	Sofi Professional Loan Program Trust 2018-D A2FX, 3.600%, 02/25/2048	1,030,877	0.0
5,800,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	5,503,779	0.1
6,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	5,700,301	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
5,622,316 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	$5,275,086	0.1
		100,942,207	1.1
	Total Asset-Backed Securities (Cost $1,125,208,337)	1,110,773,492	11.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.8%
2,374,918 (1)(3)	ACRES Commercial Realty Ltd. 2021-FL1 A, 6.397%, (TSFR1M + 1.314%), 06/15/2036	2,362,496	0.0
11,831,576 (1)(3)	AREIT LLC 2023-CRE8 A, 7.195%, (TSFR1M + 2.112%), 08/17/2041	11,899,068	0.1
2,500,000 (1)(3)	AREIT Ltd. 2024-CRE9 A, 6.769%, (TSFR1M + 1.686%), 05/17/2041	2,509,994	0.0
5,000,000 (1)(3)	ARES Commercial Mortgage Trust 2024-IND A, 6.788%, (TSFR1M + 1.692%), 07/15/2041	5,015,066	0.1
10,000,000 (1)(3)	ARES1 2024-IND2 A, 6.293%, (TSFR1M + 1.443%), 10/15/2034	10,011,878	0.1
1,500,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	1,547,721	0.0
5,000,000 (1)(3)	BAMLL Trust 2024-BHP A, 7.447%, (TSFR1M + 2.350%), 08/15/2039	5,029,181	0.1
1,000,000 (1)(3)	BAMLL Trust 2024-BHP B, 7.997%, (TSFR1M + 2.900%), 08/15/2039	1,005,408	0.0
2,500,000	BANK 2017-BNK4 A4, 3.625%, 05/15/2050	2,434,746	0.0
4,656,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,179,938	0.0
28,434,487 (3)(6)	BANK 2017-BNK4 XA, 1.493%, 05/15/2050	713,930	0.0
167,655,000 (3)(6)	BANK 2017-BNK8 XB, 0.229%, 11/15/2050	906,854	0.0
3,600,000 (1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,393,964	0.0
176,415,431 (3)(6)	BANK 2018-BN14 XA, 0.652%, 09/15/2060	2,845,078	0.0
19,110,000 (1)(3)(6)	BANK 2018-BN14 XD, 1.769%, 09/15/2060	1,042,956	0.0
22,863,173 (3)(6)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	750,878	0.0
98,141,838 (3)(6)	BANK 2019-BN19 XA, 1.070%, 08/15/2061	3,749,043	0.0
1,000,000 (3)	BANK 2019-BN24 C, 3.634%, 11/15/2062	824,422	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,015,365 (3)(6)	BANK 2020-BN30 XA, 1.387%, 12/15/2053	$356,192	0.0
5,000,000	BANK5 2024-5YR7 A3, 5.769%, 06/15/2057	5,237,491	0.1
525,000	BANK5 Trust 2024-5YR6 A3, 6.225%, 05/15/2057	559,391	0.0
92,840,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	346,256	0.0
3,000,000	BBCMS Mortgage Trust 2020-C7 AS, 2.444%, 04/15/2053	2,591,066	0.0
5,000,000	BBCMS Mortgage Trust 2021-C12 A5, 2.689%, 11/15/2054	4,448,507	0.1
10,872,542 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.325%, 09/15/2055	777,214	0.0
4,000,000	BBCMS Mortgage Trust 2024-5C27 A3, 6.014%, 07/15/2057	4,237,470	0.1
5,250,000	BBCMS Mortgage Trust 2024-5C29 B, 5.858%, 09/15/2057	5,389,810	0.1
19,231,281 (3)(6)	BBCMS Trust 2021-C10 XA, 1.337%, 07/15/2054	1,132,495	0.0
2,000,000 (1)(3)	BDS LLC 2024-FL13 A, 6.776%, (TSFR1M + 1.576%), 09/19/2039	2,006,751	0.0
2,156,558 (1)(3)	BDS Ltd. 2021-FL10 A, 6.479%, (TSFR1M + 1.464%), 12/16/2036	2,154,817	0.0
4,000,000 (3)	Benchmark Mortgage Trust 2018-B5 C, 4.752%, 07/15/2051	3,561,781	0.0
49,798,854 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.209%, 08/15/2052	1,849,388	0.0
34,606,790 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	1,277,842	0.0
92,130,023 (3)(6)	Benchmark Mortgage Trust 2020-B17 XA, 1.534%, 03/15/2053	4,896,642	0.1
107,900,710 (3)(6)	Benchmark Mortgage Trust 2020-B19 XA, 1.871%, 09/15/2053	6,291,491	0.1
59,429,975 (3)(6)	Benchmark Mortgage Trust 2020-B20 XA, 1.719%, 10/15/2053	3,538,214	0.0
47,131,378 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.552%, 12/17/2053	2,844,881	0.0
4,890,820 (3)(6)	Benchmark Mortgage Trust 2021-B28 XA, 1.377%, 08/15/2054	297,387	0.0
2,250,000 (1)	Benchmark Mortgage Trust 2021-B30 D, 2.000%, 11/15/2054	1,445,191	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (3)	Benchmark Mortgage Trust 2022-B34 A5, 3.786%, 04/15/2055	$2,768,916	0.0
2,670,000 (3)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	2,832,876	0.0
5,000,000 (3)	Benchmark Mortgage Trust 2024-V7 A3, 6.228%, 05/15/2056	5,339,527	0.1
5,000,000 (3)	Benchmark Mortgage Trust 2024-V8 A3, 6.189%, 07/15/2057	5,338,968	0.1
3,000,000	Benchmark Mortgage Trust 2024-V9 AS, 6.064%, 08/15/2057	3,137,854	0.0
5,000,000 (1)(3)	BFLD Mortgage Trust 2024-WRHS C, 7.537%, (TSFR1M + 2.441%), 08/15/2026	5,006,582	0.1
2,100,000 (1)(3)	BIG Commercial Mortgage Trust 2022-BIG B, 6.838%, (TSFR1M + 1.741%), 02/15/2039	2,081,748	0.0
2,500,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 C, 6.988%, (TSFR1M + 1.891%), 03/15/2041	2,494,739	0.0
10,895,555 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	8,527,186	0.1
7,671,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.440%, 05/25/2052	6,186,573	0.1
5,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	5,270,691	0.1
2,500,000	BMO Mortgage Trust 2024-5C6 A3, 5.316%, 09/15/2057	2,576,689	0.0
750,000 (3)	BMO Mortgage Trust 2024-5C6 C, 5.885%, 09/15/2057	754,539	0.0
5,000,000 (1)(3)	BMP 2024-MF23 C, 6.938%, (TSFR1M + 1.841%), 06/15/2041	4,991,227	0.1
5,000,000 (1)(3)	BOCA Commercial Mortgage Trust 2024-BOCA A, 7.017%, (TSFR1M + 1.921%), 08/15/2041	5,010,262	0.1
5,000,000 (1)(3)	BX 2024-BRVE A, 6.938%, (TSFR1M + 1.841%), 04/15/2026	5,006,203	0.1
6,000,000 (1)(3)	BX 2024-PALM A, 6.638%, (TSFR1M + 1.541%), 06/15/2037	6,007,846	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,302,500 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 7.382%, (TSFR1M + 2.285%), 10/15/2036	$5,243,347	0.1
4,000,000 (1)(3)	BX Commercial Mortgage Trust 2021-IRON E, 7.561%, (TSFR1M + 2.464%), 02/15/2038	3,822,290	0.0
1,898,475 (1)(3)	BX Commercial Mortgage Trust 2021-VOLT A, 5.911%, (TSFR1M + 0.814%), 09/15/2036	1,887,616	0.0
1,484,708 (1)(3)	BX Commercial Mortgage Trust 2021-VOLT D, 6.861%, (TSFR1M + 1.764%), 09/15/2036	1,470,492	0.0
1,500,000 (1)(3)	BX Commercial Mortgage Trust 2021-VOLT F, 7.611%, (TSFR1M + 2.514%), 09/15/2036	1,490,686	0.0
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2023-VLT3 A, 7.037%, (TSFR1M + 1.940%), 11/15/2028	4,984,474	0.1
3,872,956 (1)(3)	BX Commercial Mortgage Trust 2023-XL3 A, 6.858%, (TSFR1M + 1.761%), 12/09/2040	3,891,208	0.0
3,500,000 (1)(3)	BX Commercial Mortgage Trust 2024-AIR2 A, 6.592%, (TSFR1M + 1.492%), 10/15/2041	3,505,816	0.0
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-AIRC A, 6.788%, (TSFR1M + 1.691%), 08/15/2039	5,015,199	0.1
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.638%, (TSFR1M + 1.541%), 05/15/2034	5,006,402	0.1
2,837,868 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.738%, (TSFR1M + 1.641%), 05/15/2041	2,846,118	0.0
5,295,904 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 7.786%, (TSFR1M + 2.690%), 02/15/2039	5,297,893	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,245,675 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 7.037%, (TSFR1M + 1.941%), 03/15/2041	$9,223,792	0.1
2,815,000 (1)(3)	BX Trust 2021-ARIA B, 6.508%, (TSFR1M + 1.411%), 10/15/2036	2,801,200	0.0
3,800,000 (1)(3)	BX Trust 2021-LBA EJV, 7.211%, (TSFR1M + 2.114%), 02/15/2036	3,729,900	0.0
1,423,458 (1)(3)	BX Trust 2021-LBA EV, 7.211%, (TSFR1M + 2.114%), 02/15/2036	1,391,096	0.0
941,921 (1)(3)	BX Trust 2021-SDMF E, 6.798%, (TSFR1M + 1.701%), 09/15/2034	915,015	0.0
800,758 (1)(3)	BX Trust 2022-FOX2 C, 6.406%, (TSFR1M + 1.309%), 04/15/2039	780,835	0.0
1,180,000 (1)(3)	BX Trust 2022-LBA6 C, 6.697%, (TSFR1M + 1.600%), 01/15/2039	1,169,846	0.0
1,250,000 (1)(3)	BX Trust 2022-LBA6 D, 7.097%, (TSFR1M + 2.000%), 01/15/2039	1,236,807	0.0
5,000,000 (1)(3)	BX Trust 2024-BIO B, 7.038%, (TSFR1M + 1.941%), 02/15/2041	4,975,773	0.1
1,780,334 (1)(3)	BX Trust 2024-CNYN C, 7.038%, (TSFR1M + 1.941%), 04/15/2041	1,778,358	0.0
1,236,343 (1)(3)	BX Trust 2024-CNYN D, 7.787%, (TSFR1M + 2.690%), 04/15/2041	1,240,038	0.0
5,000,000 (1)(3)	BX Trust 2024-VLT4 A, 6.588%, (TSFR1M + 1.491%), 07/15/2029	5,007,820	0.1
3,000,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS E, 9.231%, (TSFR1M + 4.134%), 03/15/2035	2,980,854	0.0
4,000,000 (1)(3)	Caliun 2024-SUN A, 6.988%, (TSFR1M + 1.891%), 07/15/2041	4,010,407	0.0
2,000,000 (3)	Cantor Commercial Real Estate Lending 2019-CF3 C, 3.722%, 01/15/2053	1,576,882	0.0
71,085,827 (3)(6)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.160%, 11/15/2050	1,719,101	0.0
19,835,303 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.477%, 08/10/2049	291,364	0.0
45,113,000 (1)(3)(6)	CD Mortgage Trust 2016-CD1 XB, 0.810%, 08/10/2049	441,061	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
26,161,040 (3)(6)	CD Mortgage Trust 2017-CD4 XA, 1.375%, 05/10/2050	$652,730	0.0
1,500,000 (3)	CFCRE Commercial Mortgage Trust 2016-C7 C, 4.510%, 12/10/2054	1,349,189	0.0
2,000,000 (1)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,751,931	0.0
3,000,000 (3)	Citigroup Commercial Mortgage Trust 2015-GC31 AS, 4.165%, 06/10/2048	2,823,883	0.0
5,000,000 (3)	Citigroup Commercial Mortgage Trust 2015-GC35 AS, 4.072%, 11/10/2048	4,658,390	0.1
3,000,000	Citigroup Commercial Mortgage Trust 2016-C1 B, 4.117%, 05/10/2049	2,919,608	0.0
5,000,000	Citigroup Commercial Mortgage Trust 2016-GC36 A5, 3.616%, 02/10/2049	4,886,696	0.1
3,000,000	Citigroup Commercial Mortgage Trust 2016-GC37 A4, 3.314%, 04/10/2049	2,936,801	0.0
35,313,986 (3)(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.046%, 07/10/2049	822,611	0.0
63,090,640 (3)(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/2050	1,461,176	0.0
37,911,780 (3)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.005%, 09/15/2050	772,197	0.0
69,426,742 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.826%, 06/10/2051	1,472,729	0.0
2,230,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	1,901,614	0.0
2,989,177	Citigroup Commercial Mortgage Trust 2022-GC48 A5, 4.742%, 05/15/2054	2,988,265	0.0
799,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	807,000	0.0
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 6.048%, 10/12/2040	994,174	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,918,066 (1)(3)	CLNY Trust 2019-IKPR A, 6.362%, (TSFR1M + 1.243%), 11/15/2038	$3,868,329	0.0
27,260,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	192,550	0.0
1,027,365 (1)(3)	COMM Mortgage Trust 2013-CR10 E, 4.380%, 08/10/2046	921,290	0.0
3,922,000	COMM Mortgage Trust 2014-UBS4 AM, 3.968%, 08/10/2047	3,726,125	0.0
10,000,000	COMM Mortgage Trust 2015-CR23 AM, 3.801%, 05/10/2048	9,876,371	0.1
2,650,000 (3)	COMM Mortgage Trust 2015-CR23 B, 4.183%, 05/10/2048	2,561,001	0.0
5,000,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	4,949,129	0.1
3,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.487%, 10/10/2048	3,307,096	0.0
82,608,070 (1)(3)(6)	COMM Mortgage Trust 2015-PC1 XA, 0.490%, 07/10/2050	67,379	0.0
3,000,000	COMM Mortgage Trust 2016-CR28 A4, 3.762%, 02/10/2049	2,958,968	0.0
48,881,403 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.710%, 02/10/2049	242,290	0.0
32,310,803 (3)(6)	COMM Mortgage Trust 2017-COR2 XA, 1.305%, 09/10/2050	813,685	0.0
5,215,090 (1)(3)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	4,875,085	0.1
1,500,000 (1)(3)	CONE Trust 2024-DFW1 A, 6.738%, (TSFR1M + 1.642%), 08/15/2041	1,502,653	0.0
1,722,193 (3)	Csail Commercial Mortgage Trust 2015-C2 AS, 3.849%, 06/15/2057	1,681,613	0.0
4,000,000	CSAIL Commercial Mortgage Trust 2019-C16 A3, 3.329%, 06/15/2052	3,753,877	0.0
3,746,000 (3)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	3,121,497	0.0
3,000,000 (3)	CSAIL Commercial Mortgage Trust 2020-C19 C, 3.734%, 03/15/2053	2,423,785	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000 (1)(3)	DBGS 2024-SBL A, 6.979%, (TSFR1M + 1.882%), 08/15/2034	$1,250,489	0.0
5,000,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	5,249,644	0.1
7,000,000 (1)(3)	DC Trust 2024-HLTN A, 5.933%, 04/13/2040	7,147,201	0.1
2,500,000 (1)(3)	DK Trust 2024-SPBX C, 7.047%, (TSFR1M + 1.950%), 03/15/2034	2,491,043	0.0
2,750,000 (1)(3)	DK Trust 2024-SPBX D, 7.847%, (TSFR1M + 2.750%), 03/15/2034	2,742,009	0.0
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,054,279	0.0
3,439,397 (1)(3)	Extended Stay America Trust 2021-ESH E, 8.061%, (TSFR1M + 2.964%), 07/15/2038	3,445,686	0.0
7,500,000 (1)	Fashion Show Mall LLC 2024-SHOW A, 5.274%, 10/10/2029	7,493,555	0.1
10,026,006 (1)(3)(6)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.770%, 03/25/2038	497,715	0.0
15,173,773 (1)	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	2,018,660	0.0
67,882,545 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.692%, 04/25/2030	4,793,835	0.1
100,352,812 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.020%, 09/25/2030	4,420,712	0.1
40,726,829 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.860%, 12/25/2030	1,576,234	0.0
72,897,604 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.490%, 04/25/2030	1,196,450	0.0
13,246,201 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.628%, 05/25/2035	1,516,662	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,971,340 (1)(8)	FRR Re-REMIC Trust 2018-C1 CK43, 0.000%, 02/27/2048	$8,745,547	0.1
4,475,000 (1)(3)	FS Trust 2024-HULA A, 6.908%, (TSFR1M + 1.811%), 08/15/2039	4,489,153	0.1
8,893,444 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	7,379,103	0.1
15,763,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	12,727,927	0.1
11,035,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	9,189,412	0.1
18,225,509 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.990%, 11/27/2050	15,462,805	0.2
10,668,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	7,867,592	0.1
355,084 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	353,033	0.0
7,212,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	6,816,694	0.1
7,080,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	7,018,996	0.1
5,626,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	5,559,152	0.1
7,208,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	6,717,951	0.1
9,757,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.390%, 09/27/2051	7,931,450	0.1
8,825,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	8,604,292	0.1
10,728,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	10,396,872	0.1
6,689,324 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	6,303,291	0.1
7,409,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	5,226,362	0.1
8,821,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	8,575,401	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,724,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	$8,012,442	0.1
3,900,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 7.987%, (TSFR1M + 2.890%), 03/15/2039	3,914,212	0.0
2,800,000 (1)(3)	GS Mortgage Securities Corp. Trust 2021-ARDN A, 6.461%, (TSFR1M + 1.364%), 11/15/2036	2,774,923	0.0
11,107,486 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.746%, 06/10/2047	87,504	0.0
5,000,000 (3)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	4,877,640	0.1
2,500,000 (3)	GS Mortgage Securities Trust 2016-GS3 C, 4.104%, 10/10/2049	2,272,618	0.0
55,903,632 (3)(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.684%, 11/10/2049	485,056	0.0
65,751,968 (3)(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.153%, 05/10/2050	1,330,284	0.0
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	461,442	0.0
66,755,959 (3)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.170%, 02/10/2052	2,447,010	0.0
3,261,000	GS Mortgage Securities Trust 2019-GC39 B, 3.970%, 05/10/2052	2,840,811	0.0
1,015,000	GS Mortgage Securities Trust 2019-GC42 B, 3.363%, 09/10/2052	903,122	0.0
4,000,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	3,753,566	0.0
3,000,000 (1)(3)	GSMS Trustair 2024-FAIR C, 7.120%, 07/15/2029	3,102,393	0.0
4,250,000 (1)(3)	GWT 2024-WLF2 A, 6.788%, (TSFR1M + 1.691%), 05/15/2041	4,257,374	0.1
5,000,000 (1)(3)	HILT COMMERCIAL MORTGAGE TRUST 2024-ORL A, 6.638%, (TSFR1M + 1.541%), 05/15/2037	4,998,772	0.1
6,000,000 (1)(3)	HLTN Commercial Mortgage Trust 2024-DPLO A, 6.738%, (TSFR1M + 1.642%), 06/15/2041	5,999,285	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,000,000 (1)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	$6,137,417	0.1
2,400,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY A, 6.938%, (TSFR1M + 1.841%), 09/15/2041	2,401,874	0.0
2,600,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY B, 7.437%, (TSFR1M + 2.341%), 09/15/2041	2,603,283	0.0
6,000,000 (1)(3)	ILPT Commercial Mortgage Trust 2022-LPF2 A, 7.342%, (TSFR1M + 2.245%), 10/15/2039	6,003,747	0.1
3,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI A, 5.797%, 10/05/2039	3,076,696	0.0
2,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI C, 5.797%, 10/05/2039	2,021,612	0.0
4,734,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B, 3.460%, 08/15/2049	4,304,251	0.1
5,075,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 A5, 2.870%, 08/15/2049	4,885,541	0.1
1,206,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 B, 3.397%, 08/15/2049	1,049,975	0.0
74,609,823 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.705%, 12/15/2049	675,909	0.0
650,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 7.301%, (TSFR1M + 2.204%), 06/15/2038	574,032	0.0
2,592,839 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C23 C, 4.714%, 09/15/2047	2,511,456	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,998,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C25 B, 4.347%, 11/15/2047	$4,581,447	0.1
968,644 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.003%, 10/15/2048	2,320	0.0
3,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 AS, 3.917%, 05/15/2048	2,956,928	0.0
3,200,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	3,074,946	0.0
4,441,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 C, 4.326%, 05/15/2048	3,894,718	0.0
4,025,929	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	3,971,850	0.0
4,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C4 A3, 3.141%, 12/15/2049	4,296,640	0.1
1,730,000 (1)	Key Commercial Mortgage Securities Trust 2018-S1 AS, 4.842%, 10/15/2053	1,668,540	0.0
5,000,000 (1)(3)	KIND Commercial Mortgage Trust 2024-1 A, 6.987%, (TSFR1M + 1.890%), 08/15/2041	5,017,750	0.1
2,479,300 (1)(3)	KIND Trust 2021-KIND A, 6.164%, (TSFR1M + 1.064%), 08/15/2038	2,441,877	0.0
5,000,000 (1)(3)	KSL Commercial Mortgage Trust 2023-HT A, 7.387%, (TSFR1M + 2.290%), 12/15/2036	5,022,792	0.1
832,098 (1)(3)	LAQ Mortgage Trust 2023-LAQ A, 7.188%, (TSFR1M + 2.091%), 03/15/2036	833,408	0.0
10,000,000 (1)(3)	LBA Trust 2024-7IND A, 6.543%, (TSFR1M + 1.443%), 10/15/2041	10,009,984	0.1
6,000,000 (1)(3)	LBA Trust 2024-BOLT A, 6.688%, (TSFR1M + 1.591%), 06/15/2026	6,009,983	0.1
4,000,000 (1)	LEX Mortgage Trust 2024-BBG A, 4.874%, 10/13/2033	4,022,238	0.0
475,881 (1)(3)	Life Mortgage Trust 2021-BMR F, 7.561%, (TSFR1M + 2.464%), 03/15/2038	458,924	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.392%, (TSFR1M + 1.295%), 05/15/2039	$4,869,566	0.1
34,178,549 (1)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.989%, 03/10/2050	475,427	0.0
3,453,048 (1)(3)	MCR Mortgage Trust 2024-HTL D, 9.002%, (TSFR1M + 3.905%), 02/15/2037	3,467,235	0.0
5,000,000 (1)	MCR Mortgage Trust 2024-TWA A, 5.924%, 06/12/2039	5,120,403	0.1
5,200,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 6.688%, (TSFR1M + 1.592%), 05/15/2041	5,189,449	0.1
4,957,661 (1)(3)	MF1 LLC 2022-FL9 A, 7.115%, (TSFR1M + 2.150%), 06/19/2037	4,977,876	0.1
6,250,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 A4, 3.249%, 02/15/2048	6,219,957	0.1
1,400,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 B, 4.668%, 10/15/2048	1,345,095	0.0
3,500,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 B, 4.635%, 12/15/2047	3,361,579	0.0
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 A5, 2.860%, 09/15/2049	4,814,657	0.1
4,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 B, 3.307%, 09/15/2049	3,640,962	0.0
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 A4, 3.536%, 11/15/2052	3,852,055	0.0
39,146,011 (3)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.056%, 12/15/2047	30,600	0.0
36,984,878 (3)(6)	Morgan Stanley Capital I 2017-HR2 XA, 0.992%, 12/15/2050	834,151	0.0
30,498,858 (3)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.289%, 06/15/2054	1,478,136	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.497%, (TSFR1M + 1.397%), 03/15/2039	$4,970,445	0.1
4,000,000 (1)(3)	NYC Trust 2024-3ELV A, 7.087%, (TSFR1M + 1.991%), 08/15/2029	4,025,677	0.0
2,500,000 (1)(3)	ONNI Commerical Mortgage Trust 2024-APT A, 5.753%, 07/15/2039	2,560,684	0.0
10,000,000 (1)(3)	ORL Trust 2023-GLKS A, 7.447%, (TSFR1M + 2.350%), 10/19/2036	10,041,346	0.1
9,998,881 (1)(3)	PFP Ltd. 2023-10 A, 7.448%, (TSFR1M + 2.365%), 09/16/2038	10,066,042	0.1
5,000,000 (1)(3)	PFP Ltd. 2024-11 A, 6.915%, (TSFR1M + 1.832%), 09/17/2039	5,023,151	0.1
13,000,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	11,714,704	0.1
14,290,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	12,906,225	0.1
19,500,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.239%, 03/01/2050	17,501,720	0.2
5,260,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	4,655,492	0.1
6,590,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	5,470,691	0.1
2,500,000 (1)(3)	SDR Commercial Mortgage Trust 2024-DSNY B, 6.838%, (TSFR1M + 1.741%), 05/15/2039	2,483,834	0.0
4,525,000 (1)(3)	SHER Trust 2024-DAL A, 6.737%, (TSFR1M + 1.641%), 04/15/2037	4,504,858	0.1
5,000,000 (1)(3)	SHR Trust 2024-LXRY A, 7.050%, (TSFR1M + 1.950%), 10/15/2041	5,010,644	0.1
6,155,000 (1)(3)	SMRT 2022-MINI D, 7.047%, (TSFR1M + 1.950%), 01/15/2039	6,052,734	0.1
5,000,000 (1)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	5,194,025	0.1
791,786 (1)(3)	TTAN 2021-MHC D, 6.961%, (TSFR1M + 1.864%), 03/15/2038	786,843	0.0
5,000,000 (1)(3)	TX Trust 2024-HOU A, 6.688%, (TSFR1M + 1.591%), 06/15/2039	4,967,140	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,174,582 (3)	Wells Fargo Commercial Mortgage Trust 2015-C26 C, 4.071%, 02/15/2048	$4,102,838	0.1
7,793,000	Wells Fargo Commercial Mortgage Trust 2015-C27 A5, 3.451%, 02/15/2048	7,734,817	0.1
1,330,000 (3)	Wells Fargo Commercial Mortgage Trust 2015-C27 B, 4.139%, 02/15/2048	1,258,713	0.0
4,000,000	Wells Fargo Commercial Mortgage Trust 2015-LC20 B, 3.719%, 04/15/2050	3,937,831	0.0
5,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2016-C35 C, 4.176%, 07/15/2048	4,735,848	0.1
4,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	3,814,305	0.0
1,800,000	Wells Fargo Commercial Mortgage Trust 2017-RC1 C, 4.591%, 01/15/2060	1,681,702	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 3.284%, 04/15/2054	3,864,516	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 AS, 6.520%, 07/15/2057	5,286,648	0.1
3,715,396 (1)(3)	WFLD Mortgage Trust 2014-MONT A, 3.880%, 08/10/2031	3,374,412	0.0
7,097,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	6,872,557	0.1
33,892,456 (3)(6)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.827%, 11/15/2047	22,544	0.0
7,000,000 (1)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	7,175,135	0.1
	Total Commercial Mortgage-Backed Securities (Cost $901,910,698)	916,331,799	9.8

U.S. TREASURY OBLIGATIONS: 8.8%
	United States Treasury Bonds: 3.8%
58,000	1.250%, 05/15/2050	31,052	0.0
2,699,000	1.375%, 11/15/2040	1,832,579	0.0
268,000	1.625%, 11/15/2050	157,691	0.0
9,469,100	2.875%, 05/15/2052	7,418,448	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Bonds (continued)
14,333,300	3.250%, 05/15/2042	$12,749,638	0.1
340,005,000 (2)	4.125%, 08/15/2044	337,401,837	3.6
		359,591,245	3.8
	United States Treasury Notes: 5.0%
132,000	0.625%, 05/15/2030	112,120	0.0
8,184,600	1.250%, 11/30/2026	7,784,322	0.1
25,131,200	1.250%, 09/30/2028	22,969,033	0.2
3,309,100	1.500%, 01/31/2027	3,154,309	0.0
17,183,400	1.500%, 11/30/2028	15,811,413	0.2
50,000,000	2.750%, 05/15/2025	49,538,661	0.5
4,089,400	2.750%, 08/15/2032	3,822,311	0.0
27,782,600	3.375%, 09/30/2029	27,701,206	0.3
67,084,000	3.500%, 09/30/2026	66,899,257	0.7
7,598,000	3.500%, 09/30/2031	7,584,347	0.1
107,734,500	3.625%, 09/15/2027	107,191,619	1.2
43,788,300	3.875%, 08/15/2034	44,099,608	0.5
102,471,100	4.350%, 05/15/2054	111,173,138	1.2
719,000	4.625%, 06/15/2027	738,506	0.0
		468,579,850	5.0
	Total U.S. Treasury Obligations (Cost $835,043,581)	828,171,095	8.8

SOVEREIGN BONDS: 0.8%
4,825,000	Brazilian Government International Bond, 6.125%, 03/15/2034	4,926,325	0.1
3,125,000	Brazilian Government International Bond, 7.125%, 05/13/2054	3,249,328	0.0
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	827,500	0.0
350,000	Colombia Government International Bond, 3.875%, 04/25/2027	337,865	0.0
4,828,000	Colombia Government International Bond, 8.000%, 11/14/2035	5,153,890	0.1
5,250,000	Colombia Government International Bond, 8.750%, 11/14/2053	5,766,495	0.1
4,100,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	4,203,730	0.1
2,025,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	2,104,380	0.0
1,200,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	1,004,100	0.0
3,600,000	Panama Government International Bond, 6.875%, 01/31/2036	3,791,250	0.0
2,760,000	Panama Government International Bond, 7.500%, 03/01/2031	3,024,960	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
3,610,000	Panama Government International Bond, 8.000%, 03/01/2038	$4,080,202	0.0
8,700,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	8,460,750	0.1
2,800,000 (2)	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	2,789,500	0.0
6,258,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	6,222,799	0.1
4,644,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	4,835,565	0.1
2,450,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	1,668,523	0.0
4,000,000 (1)	Saudi Government International Bond, 5.750%, 01/16/2054	4,085,000	0.1
334,404 (3)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	146,720	0.0
1,249,625 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2034	427,684	0.0
1,056,019 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2035	463,064	0.0
880,015 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2036	382,367	0.0
1,163,381 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	685,988	0.0
2,324,212 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	1,036,599	0.0
2,033,233 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	883,948	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
601,039 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	$258,417	0.0
	Total Sovereign Bonds (Cost $69,808,285)	70,816,949	0.8

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options (Cost $743,844)	4,801	0.0
	Total Long-Term Investments (Cost $9,131,074,181)	9,011,716,623	96.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Time Deposits: 0.2%
3,800,000 (10)	Canadian Imperial Bank of Commerce, 4.810%, 10/01/2024	3,800,000	0.0
3,810,000 (10)	Landesbank Hessen Thueringen Girozentrale, 4.820%, 10/01/2024	3,810,000	0.0
3,800,000 (10)	Mizuho Bank Ltd., 4.820%, 10/01/2024	3,800,000	0.0
3,810,000 (10)	Royal Bank of Canada, 4.830%, 10/01/2024	3,810,000	0.1
3,830,000 (10)	Skandinaviska Enskilda Banken AB, 4.810%, 10/01/2024	3,830,000	0.1
3,760,000 (10)	Svenska Handelsbanken AB, 4.810%, 10/01/2024	3,760,000	0.0
	Total Time Deposits (Cost $22,810,000)	22,810,000	0.2

	Commercial Paper: 6.8%
9,500,000	Agilent Technologies, 5.020%, 10/08/2024	9,489,586	0.1
25,000,000	Agilent Technologies, 5.090%, 10/25/2024	24,913,455	0.3
50,000,000	AT&T, Inc., 5.050%, 10/15/2024	49,896,792	0.5
30,000,000	Autozone, Inc., 4.990%, 10/01/2024	29,995,907	0.3
30,000,000	Concord Minutemen Capital Co. LLC, 4.950%, 10/07/2024	29,971,650	0.3
24,750,000	CVS Caremark, 4.960%, 10/01/2024	24,746,643	0.3
33,000,000	Dominion Energy, Inc., 4.970%, 10/01/2024	32,995,515	0.4
54,500,000	Dominion Energy, Inc., 4.980%, 10/02/2024	54,485,177	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
3,500,000	Dominion Energy, Inc., 5.060%, 10/21/2024	$3,489,875	0.0
1,600,000	Dominion Energy, Inc., 5.060%, 10/22/2024	1,595,152	0.0
2,000,000	Dominion Energy, Inc., 5.060%, 10/24/2024	1,993,392	0.0
6,190,000	Duke Energy Co., 5.000%, 10/03/2024	6,187,463	0.1
25,000,000	Duke Energy Co., 5.110%, 10/28/2024	24,902,717	0.3
9,200,000	EBAY, Inc., 4.860%, 01/21/2025	9,063,993	0.1
17,000,000	EIDP, Inc., 4.960%, 12/12/2024	16,833,580	0.2
2,500,000	Enbridge (US) Inc., 5.120%, 10/07/2024	2,497,555	0.0
30,000,000	Entergy Corp., 4.990%, 10/01/2024	29,995,914	0.3
40,000,000	Entergy Corp., 4.990%, 10/02/2024	39,989,098	0.4
17,000,000	Entergy Corp., 5.090%, 10/23/2024	16,945,848	0.2
25,000,000	HP, Inc., 5.010%, 10/04/2024	24,986,329	0.3
5,000,000	HSBC USA, Inc., 4.930%, 10/04/2024	4,997,305	0.1
55,000,000	Keurig Dr. Pepper, Inc., 5.000%, 10/01/2024	54,992,494	0.6
14,816,000	Keurig Dr. Pepper, Inc., 5.000%, 10/03/2024	14,809,927	0.2
13,000,000	McCormick & Company, Inc., 5.010%, 10/04/2024	12,992,891	0.1
10,000,000	McCormick & Company, Inc., 5.110%, 11/01/2024	9,955,532	0.1
15,000,000	McDonald’s Corp., 4.470%, 10/10/2024	14,981,700	0.2
20,000,000	Parker-Hannifin Corp., 5.060%, 11/13/2024	19,879,147	0.2
25,250,000	Volkswagen Group, 4.780%, 10/30/2024	25,151,525	0.3
31,400,000	Volkswagen Group, 5.210%, 10/10/2024	31,355,352	0.3
	Total Commercial Paper (Cost $624,136,386)	624,091,514	6.8

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.4%
7,480,297 (10)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2024, 5.350%, due 10/01/2024 (Repurchase Amount $7,481,393, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-7.000%, Market Value plus accrued interest $7,629,903, due 06/01/28-07/15/59)	$7,480,297	0.1
34,463,032 (10)	Bethesda Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $34,467,753, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.026%, Market Value plus accrued interest $35,152,293, due 10/01/27-01/01/57)	34,463,032	0.4
13,122,859 (10)	CF Secured LLC, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $13,124,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.070%, Market Value plus accrued interest $13,385,316, due 05/15/27-07/20/73)	13,122,859	0.1
2,071,418 (10)	Clear Street LLC, Repurchase Agreement dated 09/30/2024, 5.020%, due 10/01/2024 (Repurchase Amount $2,071,703, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,112,649, due 07/31/25-08/01/54)	2,071,418	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
36,051,427 (10)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $36,056,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $36,772,456, due 07/15/28-09/01/54)	$36,051,427	0.4
11,704,731 (10)	MUFG Securities Americas Inc., Repurchase Agreement dated 09/30/2024, 4.870%, due 10/01/2024 (Repurchase Amount $11,706,293, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $11,938,826, due 03/01/42-09/01/53)	11,704,731	0.1
24,897,581 (10)	National Bank Financial, Inc., Repurchase Agreement dated 09/30/2024, 4.900%, due 10/01/2024 (Repurchase Amount $24,900,923, collateralized by various U.S. Government Securities, 0.375%-5.000%, Market Value plus accrued interest $25,395,533, due 10/01/24-09/09/49)	24,897,581	0.3
	Total Repurchase Agreements (Cost $129,791,345)	129,791,345	1.4

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
12,416,000 (11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $12,416,000)	$12,416,000	0.1

	Total Short-Term Investments (Cost $789,153,731)	$789,108,859	8.5
	Total Investments in Securities (Cost $9,920,227,912)	$9,800,825,482	104.8
	Liabilities in Excess of Other Assets	(444,436,215)	(4.8)
	Net Assets	$9,356,389,267	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,735,590,010	$—	$2,735,590,010
U.S. Government Agency Obligations	—	1,944,789,154	—	1,944,789,154
Collateralized Mortgage Obligations	—	1,405,239,322	—	1,405,239,322
Asset-Backed Securities	—	1,110,773,493	—	1,110,773,493
Commercial Mortgage-Backed Securities	—	916,331,799	—	916,331,799
U.S. Treasury Obligations	—	828,171,095	—	828,171,095
Sovereign Bonds	—	70,816,949	—	70,816,949
Purchased Options	—	4,801	—	4,801
Short-Term Investments	12,416,000	776,692,859	—	789,108,859
Total Investments, at fair value	$12,416,000	$9,788,409,482	$—	$9,800,825,482
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	218,695	—	218,695
Forward Premium Swaptions	—	6,361,686	—	6,361,686
Futures	4,791	—	—	4,791
Total Assets	$12,420,791	$9,794,989,863	$—	$9,807,410,654
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(13,237,279)	$—	$(13,237,279)
Forward Premium Swaptions	—	(193,956)	—	(193,956)
Futures	(8,717,684)	—	—	(8,717,684)
OTC volatility swaps	—	(634,953)	—	(634,953)
Written Options	—	(447,217)	—	(447,217)
Total Liabilities	$(8,717,684)	$(14,513,405)	$—	$(23,231,089)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	5,846	12/31/24	$1,217,383,828	$(836,084)
U.S. Treasury 10-Year Note	2,343	12/19/24	267,760,969	(279,022)
U.S. Treasury Long Bond	2,982	12/19/24	370,327,125	(2,975,371)
U.S. Treasury Ultra Long Bond	3,845	12/19/24	511,745,469	(4,490,091)
			$2,367,217,391	$(8,580,568)
Short Contracts:
U.S. Treasury 5-Year Note	(1,713)	12/31/24	(188,229,258)	(137,116)
U.S. Treasury Ultra 10-Year Note	(736)	12/19/24	(87,066,500)	4,791
			$(275,295,758)	$(132,325)

At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.208%	Annual	09/10/29	USD	50,529,000	$(142,898)	$(142,898)
Receive	28-day MXN TIIE-BANXICO	Monthly	8.700	Monthly	09/20/34	MXN	281,132,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.243	Annual	10/07/29	USD	14,927,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	10/07/29	USD	19,903,000	71,248	71,248
Receive	1-day Secured Overnight Financing Rate	Annual	3.256	Annual	10/07/29	USD	24,879,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.206	Annual	09/10/29	USD	50,529,000	147,447	147,447
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	445,999,600	(7,284,748)	(7,284,748)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	07/22/26	USD	454,812,000	(5,809,633)	(5,809,633)
								$(13,018,584)	$(13,018,584)

At September 30, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Fund:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	118,000	$(196,085)	$(196,085)
Receive	EUR vs. USD Spot Exchange Rate	6.550%	Deutsche Bank AG	02/03/25	USD	227,400	(37,654)	(37,654)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	118,000	(196,085)	(196,085)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	178,000	(205,129)	(205,129)
							$(634,953)	$(634,953)

At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR 234,738,000	$743,844	$4,801
							$743,844	$4,801

At September 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premiums Received	Fair Value
Call on 5-Year Interest				1-day Secured Overnight
Rate Swap(1)	UBS AG	Pay	3.185%	Financing Rate	10/03/24	USD	99,516,000	$303,524	$(46,183)
Put on 2-Year Interest	Goldman Sachs
Rate Swap(2)	International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	234,738,000	462,389	(1,876)
Put on 2-Year Interest	Goldman Sachs
Rate Swap(2)	International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	234,738,000	281,454	(798)
Put on 5-Year Interest				1-day Secured Overnight
Rate Swap(2)	UBS AG	Receive	3.185%	Financing Rate	10/03/24	USD	99,516,000	303,524	(398,360)
								$1,350,891	$(447,217)

At September 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration (4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest	JPMorgan Chase			1-day Secured Overnight
Rate Swap	Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	45,840,320	$(1,925,294)	$(62,712)
Call on 30-Year Interest				1-day Secured Overnight
Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	39,935,000	(6,988,625)	1,512,367
Call on 30-Year Interest				1-day Secured Overnight
Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	2,427,692
Put on 30-Year Interest				1-day Secured Overnight
Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	2,087,331
Put on 5-Year Interest	JPMorgan Chase			1-day Secured Overnight
Rate Swap	Bank N.A.	3.600%	Pay	Financing Rate	09/18/29	USD	99,516,000	(3,198,444)	197,773
								$(34,987,164)	$6,162,451

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration	(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	248,789,000	$1,942,109		$78,552
Put on 10-Year Interest Rate Swap	Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	45,840,320	1,925,294		(53,587)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	248,789,000	1,942,109		(77,657)
Put on 5-Year Interest Rate Swap	UBS AG	2.650%	Receive	6-month EUR-EURIBOR	09/18/29	EUR	99,516,000	3,235,779		57,971
								$9,045,291		$5,279

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$4,801
Interest rate contracts	Unrealized appreciation on forward premium swaptions	6,361,686
Interest rate contracts	Variation margin receivable on futures contracts**	4,791
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	218,695
Total Asset Derivatives		$6,589,973

Liability Derivatives
Interest rate contracts	Unrealized depreciation on forward premium swaptions	$193,956
Interest rate contracts	Variation margin payable on futures contracts**	8,717,684
Interest rate contracts	Variation margin payable on centrally cleared swaps**	13,237,279
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	634,953
Interest rate contracts	Written options, at fair value	447,217
Total Liability Derivatives		$23,231,089

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$3,694,523	$—	$3,694,523
Equity contracts	—	—	2,172,676	—	—	2,172,676
Foreign exchange contracts	(942,676)	(13,962)	—	(1,220,235)	—	(2,176,873)
Interest rate contracts	(2,934,928)	—	44,983,489	(520,599)	2,536,039	44,064,001
Total	$(3,877,604)	$(13,962)	$47,156,165	$1,953,689	$2,536,039	$47,754,327

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$933,706	$(5,206)	$—	$(520,968)	$—	$407,532
Interest rate contracts	5,904,854	—	(14,395,900)	(13,049,274)	(1,055,231)	(22,595,551)
Total	$6,838,560	$(5,206)	$(14,395,900)	$(13,570,242)	$(1,055,231)	$(22,188,019)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Standard Chartered Bank	UBS AG	Total
Assets:
Purchased options	$—	$—	$—	$—	$4,801	$—	$—	$—	$4,801
Forward premium swaptions	78,552	6,027,390	—	—	—	197,773	—	57,971	6,361,686
Total Assets	$78,552	$6,027,390	$—	$—	$4,801	$197,773	$—	$57,971	$6,366,487
Liabilities:
Forward premium swaptions	$77,657	$—	$—	$—	$—	$116,299	$—	$—	$193,956
Volatility Swaps	—	—	196,085	37,654	—	—	196,085	205,129	634,953
Written options	—	—	—	—	2,674	—	—	444,543	447,217
Total Liabilities	$77,657	$—	$196,085	$37,654	$2,674	$116,299	$196,085	$649,672	$1,276,126
Net OTC derivative instruments by counterparty, at fair value	$895	$6,027,390	$(196,085)	$(37,654)	$2,127	$81,474	$(196,085)	$(591,701)	$5,090,361
Total collateral pledged by the Fund/(Received from counterparty)	$—	$(5,940,000)	$196,085	$—	$—	$—	$188,800	$591,701	$(4,963,414)
Net Exposure(1),(2)	$895	$87,390	$—	$(37,654)	$2,127	$81,474	$(7,285)	$—	$126,947

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At September 30, 2024, the Fund had pledged $270,000 and $810,000 in cash collateral to BNP Paribas and UBS AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,969,764,309.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$140,230,452
Gross Unrealized Depreciation	(325,815,892)
Net Unrealized Depreciation	$(185,585,440)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 41.0%
	Basic Materials: 1.7%
389,000	Albemarle Corp., 4.650%, 06/01/2027	$391,007	0.1
656,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	670,789	0.1
1,200,000 (1)	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	1,203,787	0.2
513,000	Eastman Chemical Co., 5.000%, 08/01/2029	525,485	0.1
641,000 (1)	Ecolab, Inc., 1.650%, 02/01/2027	609,519	0.1
417,000	EIDP, Inc., 4.500%, 05/15/2026	419,763	0.1
666,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	666,147	0.1
827,000 (2)	Georgia-Pacific LLC, 1.750%, 09/30/2025	806,697	0.1
1,200,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,187,991	0.2
1,200,000 (2)	Mativ Holdings, Inc., 6.875%, 10/01/2026	1,200,210	0.2
1,200,000 (2)	Novelis Corp., 3.250%, 11/15/2026	1,159,042	0.2
252,000	Nucor Corp., 2.000%, 06/01/2025	247,837	0.0
65,000	Nutrien Ltd., 4.900%, 03/27/2028	66,322	0.0
1,098,000	Nutrien Ltd., 5.950%, 11/07/2025	1,115,493	0.2
		10,270,089	1.7
	Communications: 2.2%
513,000	AT&T, Inc., 1.700%, 03/25/2026	494,025	0.1
1,200,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,198,556	0.2
529,000	Comcast Corp., 4.550%, 01/15/2029	538,392	0.1
1,300,000 (2)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	1,300,000	0.2
444,000	Fox Corp., 3.050%, 04/07/2025	439,741	0.1
710,000	Meta Platforms, Inc., 4.300%, 08/15/2029	721,113	0.1
1,497,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	1,433,030	0.2
349,000 (1)(2)	NBN Co. Ltd., 5.750%, 10/06/2028	368,375	0.1
700,000	Rogers Communications, Inc., 5.000%, 02/15/2029	714,554	0.1
1,200,000 (1)(2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	1,160,321	0.2
1,147,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,253,214	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
596,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	$555,331	0.1
429,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	417,428	0.1
283,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	276,014	0.0
291,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	297,730	0.0
395,000	Uber Technologies, Inc., 4.300%, 01/15/2030	393,871	0.1
1,200,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,204,715	0.2
649,000	Verizon Communications, Inc., 0.850%, 11/20/2025	623,801	0.1
		13,390,211	2.2
	Consumer, Cyclical: 4.8%
361,000 (2)	7-Eleven, Inc., 0.950%, 02/10/2026	344,653	0.1
1,300,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,288,828	0.2
16,724	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	16,150	0.0
225,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	226,551	0.0
195,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	185,045	0.0
656,000 (1)(2)	BMW US Capital LLC, 1.250%, 08/12/2026	622,606	0.1
325,000	BorgWarner, Inc., 4.950%, 08/15/2029	330,595	0.1
1,035,000 (2)	Daimler Truck Finance North America LLC, 3.500%, 04/07/2025	1,028,187	0.2
410,000 (2)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	416,279	0.1
26,181	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	24,685	0.0
625,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	623,332	0.1
245,000 (2)	Denso Corp., 4.420%, 09/11/2029	247,869	0.0
380,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	370,208	0.1
300,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	305,046	0.0
500,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/2026	495,849	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
410,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	$407,106	0.1
586,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	590,108	0.1
235,000	General Motors Financial Co., Inc., 5.350%, 07/15/2027	240,479	0.0
415,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	420,198	0.1
300,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	309,479	0.1
565,000 (2)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	564,669	0.1
565,000	Home Depot, Inc., 4.875%, 06/25/2027	579,788	0.1
874,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	844,297	0.1
561,000 (2)	Hyundai Capital America, 1.300%, 01/08/2026	538,993	0.1
264,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	269,447	0.0
262,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	269,703	0.0
493,000 (2)	Hyundai Capital America, 6.250%, 11/03/2025	502,259	0.1
1,300,000 (1)(2)	International Game Technology PLC, 4.125%, 04/15/2026	1,283,876	0.2
252,000	Lowe’s Cos., Inc., 3.350%, 04/01/2027	247,475	0.0
999,000 (2)	Mattel, Inc., 3.375%, 04/01/2026	977,482	0.2
493,000 (2)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	506,933	0.1
655,000	MGM Resorts International, 4.625%, 09/01/2026	651,347	0.1
545,000 (1)	MGM Resorts International, 5.500%, 04/15/2027	547,264	0.1
133,341 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	135,099	0.0
1,200,000 (2)	NCL Corp. Ltd., 5.875%, 02/15/2027	1,205,056	0.2
235,000	PACCAR Financial Corp., 4.000%, 09/26/2029	234,486	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,112,000	Ross Stores, Inc., 4.600%, 04/15/2025	$1,110,361	0.2
1,200,000 (2)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	1,187,305	0.2
840,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	835,883	0.1
718,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	738,879	0.1
702,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	719,607	0.1
36,715	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	37,505	0.0
1,200,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	1,181,686	0.2
50,415	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	50,416	0.0
425,000 (2)	Volkswagen Group of America Finance LLC, 4.950%, 08/15/2029	425,631	0.1
535,000 (2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	544,926	0.1
500,000 (2)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	518,282	0.1
385,000 (2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	412,744	0.1
625,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	623,925	0.1
864,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	835,620	0.1
1,200,000 (2)	William Carter Co., 5.625%, 03/15/2027	1,198,625	0.2
1,250,000 (2)	ZF North America Capital, Inc., 4.750%, 04/29/2025	1,240,037	0.2
		29,512,859	4.8
	Consumer, Non-cyclical: 5.4%
1,088,000	AbbVie, Inc., 3.200%, 05/14/2026	1,074,450	0.2
456,000	AbbVie, Inc., 4.800%, 03/15/2027	464,908	0.1
651,000	AbbVie, Inc., 4.800%, 03/15/2029	670,162	0.1
680,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.250%, 03/15/2026	658,150	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
520,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	$507,206	0.1
618,000	Amgen, Inc., 5.150%, 03/02/2028	636,544	0.1
1,044,000	Amgen, Inc., 5.250%, 03/02/2025	1,045,618	0.2
930,000	Astrazeneca Finance LLC, 4.800%, 02/26/2027	948,305	0.2
695,000	Becton Dickinson & Co., 4.693%, 02/13/2028	704,183	0.1
403,000	Boston Scientific Corp., 1.900%, 06/01/2025	395,656	0.1
311,000	Bristol-Myers Squibb Co., 4.900%, 02/22/2029	321,559	0.1
760,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	740,355	0.1
270,000	Cardinal Health, Inc., 5.125%, 02/15/2029	277,810	0.0
263,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	260,096	0.0
370,000	Cigna Group, 1.250%, 03/15/2026	354,058	0.1
517,000	Cigna Group, 5.000%, 05/15/2029	532,640	0.1
314,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	310,481	0.0
1,247,000	CVS Health Corp., 3.875%, 07/20/2025	1,238,305	0.2
990,000 (1)	CVS Health Corp., 5.400%, 06/01/2029	1,027,282	0.2
629,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	623,194	0.1
398,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	408,229	0.1
315,000	Equifax, Inc., 2.600%, 12/15/2025	308,019	0.0
486,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	501,104	0.1
1,200,000 (1)(2)	Garda World Security Corp., 4.625%, 02/15/2027	1,179,286	0.2
933,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	943,295	0.2
920,000	Global Payments, Inc., 1.200%, 03/01/2026	879,571	0.1
1,100,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	1,100,631	0.2
999,000	HCA, Inc., 5.875%, 02/15/2026	1,009,716	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
600,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	$587,269	0.1
1,348,000	Humana, Inc., 5.750%, 03/01/2028	1,406,183	0.2
600,000 (2)	IQVIA, Inc., 5.000%, 10/15/2026	598,868	0.1
118,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	121,823	0.0
710,000	Kroger Co., 4.600%, 08/15/2027	716,235	0.1
285,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	282,619	0.0
180,000	McKesson Corp., 4.250%, 09/15/2029	180,514	0.0
185,000	Mondelez International, Inc., 4.750%, 02/20/2029	189,190	0.0
355,000	Novartis Capital Corp., 3.800%, 09/18/2029	352,795	0.1
1,300,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	1,299,358	0.2
267,000	Philip Morris International, Inc., 4.875%, 02/13/2029	273,831	0.0
89,000 (2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	89,480	0.0
325,000	Quanta Services, Inc., 4.750%, 08/09/2027	328,534	0.1
355,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	359,830	0.1
726,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	760,521	0.1
1,361,000	Royalty Pharma PLC, 1.200%, 09/02/2025	1,318,637	0.2
748,000	S&P Global, Inc., 2.450%, 03/01/2027	721,626	0.1
1,151,000	S&P Global, Inc., 2.700%, 03/01/2029	1,086,597	0.2
705,000	Smith & Nephew PLC, 5.150%, 03/20/2027	718,025	0.1
695,000 (2)	Solventum Corp., 5.450%, 02/25/2027	709,445	0.1
256,000	Stryker Corp., 3.650%, 03/07/2028	252,415	0.0
625,000	Tenet Healthcare Corp., 6.250%, 02/01/2027	626,365	0.1
201,000	Tyson Foods, Inc., 5.400%, 03/15/2029	208,792	0.0
498,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	484,862	0.1
295,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	304,015	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
522,000	Zoetis, Inc., 5.400%, 11/14/2025	$527,083	0.1
		33,625,725	5.4
	Energy: 2.4%
1,200,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,202,012	0.2
516,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	494,865	0.1
748,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	732,041	0.1
550,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	551,659	0.1
488,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	500,872	0.1
488,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	498,166	0.1
600,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	618,261	0.1
625,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	619,865	0.1
243,000	Equinor ASA, 2.875%, 04/06/2025	240,777	0.0
1,200,000 (2)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,201,034	0.2
590,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	560,902	0.1
916,000	Occidental Petroleum Corp., 3.500%, 06/15/2025	906,607	0.1
331,000	Occidental Petroleum Corp., 5.200%, 08/01/2029	336,742	0.1
1,252,000	ONEOK, Inc., 5.850%, 01/15/2026	1,271,611	0.2
385,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	387,666	0.1
600,000 (2)	Permian Resources Operating LLC, 5.375%, 01/15/2026	599,466	0.1
551,000	Phillips 66, 3.850%, 04/09/2025	548,250	0.1
647,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	622,390	0.1
1,252,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,250,336	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,200,000	Southwestern Energy Co., 5.700%, 01/23/2025	$1,199,924	0.2
333,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	332,455	0.0
		14,675,901	2.4
	Financial: 15.9%
653,000	Aflac, Inc., 1.125%, 03/15/2026	624,922	0.1
298,000 (3)	American Express Co., 4.990%, 05/01/2026	298,364	0.0
224,000 (3)	American Express Co., 5.098%, 02/16/2028	228,327	0.0
541,000 (3)	American Express Co., 5.389%, 07/28/2027	551,955	0.1
510,000 (3)	American Express Co., 5.645%, 04/23/2027	519,925	0.1
438,000	American Tower Corp., 3.650%, 03/15/2027	431,406	0.1
112,000	American Tower Corp., 5.250%, 07/15/2028	115,391	0.0
850,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	843,065	0.1
98,000	Aon North America, Inc., 5.125%, 03/01/2027	100,281	0.0
356,000	Aon North America, Inc., 5.150%, 03/01/2029	367,899	0.1
698,000 (2)	Athene Global Funding, 5.684%, 02/23/2026	708,427	0.1
958,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	957,242	0.2
577,000 (2)	Aviation Capital Group LLC, 6.375%, 07/15/2030	618,709	0.1
1,175,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	1,098,560	0.2
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	206,878	0.0
400,000	Banco Santander SA, 5.588%, 08/08/2028	416,559	0.1
1,422,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,358,044	0.2
38,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	36,975	0.0
48,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	47,311	0.0
422,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	422,734	0.1
1,165,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	1,198,156	0.2
234,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	225,892	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,281,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	$1,249,729	0.2
684,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	676,306	0.1
75,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	72,070	0.0
271,000	Bank of America NA, 5.526%, 08/18/2026	278,392	0.0
1,055,000	Bank of Montreal, 5.300%, 06/05/2026	1,074,840	0.2
229,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	228,645	0.0
710,000 (3)	Bank of New York Mellon Corp., 4.890%, 07/21/2028	723,313	0.1
447,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	451,432	0.1
325,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	335,745	0.1
593,000	Bank of Nova Scotia, 1.450%, 01/10/2025	587,383	0.1
522,000	Bank of Nova Scotia, MTN, 3.450%, 04/11/2025	518,525	0.1
788,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	715,427	0.1
329,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	301,585	0.0
457,000 (2)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	478,535	0.1
280,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	295,087	0.0
220,000 (2)(3)	CaixaBank SA, 5.673%, 03/15/2030	228,538	0.0
328,000 (2)(3)	CaixaBank SA, 6.684%, 09/13/2027	341,226	0.1
304,000	Camden Property Trust, 4.100%, 10/15/2028	302,588	0.0
315,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	299,348	0.0
535,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	548,532	0.1
551,000 (1)(3)	Capital One Financial Corp., 5.700%, 02/01/2030	570,729	0.1
526,000	Charles Schwab Corp., 5.875%, 08/24/2026	541,483	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
377,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	$403,104	0.1
615,000 (2)	CNO Global Funding, 1.650%, 01/06/2025	608,622	0.1
550,000 (2)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	536,156	0.1
714,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	732,979	0.1
507,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	498,950	0.1
651,000 (2)	Corebridge Global Funding, 0.900%, 09/22/2025	629,473	0.1
711,000 (2)(3)	Credit Agricole SA, 5.335%, 01/10/2030	731,888	0.1
121,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	119,815	0.0
1,210,000	Crown Castle, Inc., 1.350%, 07/15/2025	1,179,006	0.2
556,000 (2)(3)	Danske Bank A/S, 4.298%, 04/01/2028	553,943	0.1
329,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	328,738	0.1
714,000 (3)	Deutsche Bank AG/New York NY, 2.311%, 11/16/2027	679,397	0.1
947,000	Discover Financial Services, 3.950%, 11/06/2024	945,664	0.2
836,000 (2)(3)	DNB Bank ASA, 5.896%, 10/09/2026	846,278	0.1
703,000	Equinix, Inc., 1.250%, 07/15/2025	683,626	0.1
1,654,000 (2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,636,855	0.3
487,000 (2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	502,106	0.1
597,000	Fifth Third Bank NA, 3.850%, 03/15/2026	590,856	0.1
1,200,000 (2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,211,905	0.2
600,000 (2)	GA Global Funding Trust, 3.850%, 04/11/2025	596,444	0.1
209,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	211,752	0.0
106,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	107,746	0.0
354,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	340,314	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
130,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	$136,653	0.0
130,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	140,017	0.0
324,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	323,543	0.0
1,000,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	981,225	0.2
407,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	405,798	0.1
736,000 (3)	ING Groep NV, 4.017%, 03/28/2028	730,776	0.1
309,000 (3)	ING Groep NV, 6.083%, 09/11/2027	318,588	0.0
272,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	265,875	0.0
593,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	561,906	0.1
798,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	764,713	0.1
621,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	574,711	0.1
1,169,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,150,570	0.2
36,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	35,956	0.0
169,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	167,354	0.0
691,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	670,276	0.1
500,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	488,399	0.1
119,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	118,339	0.0
190,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	195,408	0.0
968,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	992,998	0.2
720,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	732,133	0.1
300,000 (3)	JPMorgan Chase & Co., 5.299%, 07/24/2029	310,495	0.0
1,566,000 (3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	1,567,006	0.3
1,000,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	1,031,202	0.2
712,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	738,032	0.1
597,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	592,270	0.1
1,200,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	1,173,621	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
707,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	$725,915	0.1
232,000 (2)	Lseg US Fin Corp., 4.875%, 03/28/2027	235,601	0.0
806,000 (2)	LSEGA Financing PLC, 1.375%, 04/06/2026	772,123	0.1
548,000	Main Street Capital Corp., 6.950%, 03/01/2029	571,998	0.1
717,000 (2)	Met Tower Global Funding, 4.850%, 01/16/2027	730,006	0.1
400,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	390,320	0.1
720,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	685,598	0.1
421,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	436,969	0.1
725,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	752,029	0.1
341,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	326,863	0.1
715,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	684,402	0.1
137,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	134,883	0.0
574,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	551,390	0.1
185,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	190,156	0.0
425,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	435,832	0.1
412,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	435,666	0.1
644,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	692,194	0.1
585,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	556,490	0.1
320,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	314,452	0.0
1,167,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	1,199,877	0.2
533,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	538,177	0.1
556,000 (2)	National Securities Clearing Corp., 5.000%, 05/30/2028	571,739	0.1
1,200,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	1,195,173	0.2
532,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	504,285	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
419,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	$429,900	0.1
395,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	410,957	0.1
1,200,000	Navient Corp., 6.750%, 06/25/2025	1,208,300	0.2
374,000 (2)	Nordea Bank Abp, 3.600%, 06/06/2025	371,650	0.1
893,000	Old Republic International Corp., 4.875%, 10/01/2024	893,000	0.1
1,200,000	OneMain Finance Corp., 3.500%, 01/15/2027	1,147,921	0.2
219,000 (2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	213,860	0.0
394,000 (2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	377,554	0.1
409,000 (3)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	427,492	0.1
488,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	503,124	0.1
352,000	Prologis L.P., 4.875%, 06/15/2028	361,344	0.1
148,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	152,496	0.0
1,200,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	1,174,449	0.2
457,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	433,983	0.1
592,000	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	585,991	0.1
332,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	342,486	0.1
160,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	164,167	0.0
722,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	737,609	0.1
727,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	742,461	0.1
562,000 (1)	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	561,105	0.1
534,000 (2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	530,796	0.1
710,000 (2)	Skandinaviska Enskilda Banken AB, 5.125%, 03/05/2027	726,949	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
744,000 (2)(3)	Societe Generale SA, 2.226%, 01/21/2026	$736,984	0.1
565,000 (3)	State Street Corp., 4.530%, 02/20/2029	570,846	0.1
644,000 (3)	State Street Corp., 5.684%, 11/21/2029	679,866	0.1
888,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	867,686	0.1
340,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	353,972	0.1
230,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	241,599	0.0
1,000,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	1,021,615	0.2
241,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	247,400	0.0
533,000 (2)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	529,860	0.1
447,000 (2)	Swedbank AB, 3.356%, 04/04/2025	444,166	0.1
576,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	572,913	0.1
595,000 (1)	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	607,240	0.1
859,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	881,471	0.1
592,000	Toronto-Dominion Bank FXD, 1.450%, 01/10/2025	586,498	0.1
370,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	352,899	0.1
491,000 (1)(3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	449,290	0.1
425,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	423,408	0.1
661,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	684,325	0.1
321,000	UBS AG/London, 5.800%, 09/11/2025	325,559	0.1
1,249,000 (2)(3)	UBS Group AG, 2.193%, 06/05/2026	1,226,310	0.2
451,000 (2)(3)	UBS Group AG, 4.488%, 05/12/2026	449,766	0.1
702,000 (2)(3)	UBS Group AG, 5.428%, 02/08/2030	725,936	0.1
1,200,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	1,198,752	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
440,000 (3)	US Bancorp, 5.384%, 01/23/2030	$457,046	0.1
406,000 (3)	US Bancorp, 5.775%, 06/12/2029	425,613	0.1
999,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	992,146	0.2
777,000 (1)(2)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	772,874	0.1
97,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	95,955	0.0
601,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	557,675	0.1
215,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	210,973	0.0
168,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	164,768	0.0
99,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	98,851	0.0
281,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	292,420	0.0
574,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	588,025	0.1
276,000 (2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	282,048	0.0
1,200,000 (2)	XHR LP, 6.375%, 08/15/2025	1,200,839	0.2
		98,487,287	15.9
	Industrial: 2.7%
185,000	AGCO Corp., 5.450%, 03/21/2027	188,880	0.0
735,000	Avnet, Inc., 6.250%, 03/15/2028	773,031	0.1
325,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	334,551	0.1
754,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	756,588	0.1
1,200,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,196,289	0.2
1,200,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	1,192,585	0.2
315,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	324,377	0.1
1,225,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	1,236,896	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
656,000	FedEx Corp., 3.250%, 04/01/2026	$646,738	0.1
560,000	GATX Corp., 5.400%, 03/15/2027	574,971	0.1
835,000 (2)	GFL Environmental, Inc., 5.125%, 12/15/2026	833,791	0.1
368,000	HEICO Corp., 5.250%, 08/01/2028	380,085	0.1
465,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	476,739	0.1
251,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	241,766	0.0
185,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	185,858	0.0
705,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	718,688	0.1
743,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	782,313	0.1
1,239,000	Raytheon Technologies Corp., 3.950%, 08/16/2025	1,232,681	0.2
600,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	591,768	0.1
271,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	276,475	0.0
508,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	524,545	0.1
282,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	292,876	0.1
101,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	105,379	0.0
1,200,000 (2)	Standard Industries, Inc., 5.000%, 02/15/2027	1,190,842	0.2
833,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	878,949	0.1
707,000	Veralto Corp., 5.500%, 09/18/2026	723,256	0.1
355,000	Waste Management, Inc., 4.950%, 07/03/2027	364,649	0.1
		17,025,566	2.7
	Technology: 2.1%
364,000	Analog Devices, Inc., 2.950%, 04/01/2025	360,864	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
178,000 (2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	$172,767	0.0
149,000 (2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	145,068	0.0
731,000	Broadcom, Inc., 3.459%, 09/15/2026	721,515	0.1
714,000	Broadcom, Inc., 4.150%, 02/15/2028	713,420	0.1
355,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	356,828	0.1
89,000 (1)	Concentrix Corp., 6.600%, 08/02/2028	92,889	0.0
1,244,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	1,189,550	0.2
237,000	Fiserv, Inc., 5.150%, 03/15/2027	242,375	0.0
685,000	Fiserv, Inc., 5.450%, 03/02/2028	710,980	0.1
656,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	654,466	0.1
1,059,000	HP, Inc., 2.200%, 06/17/2025	1,039,898	0.2
702,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	714,692	0.1
297,000	Intel Corp., 3.700%, 07/29/2025	294,298	0.0
999,000	Microchip Technology, Inc., 4.250%, 09/01/2025	994,645	0.2
1,008,000	NetApp, Inc., 1.875%, 06/22/2025	987,253	0.2
923,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	910,309	0.1
643,000	Oracle Corp., 1.650%, 03/25/2026	618,365	0.1
313,000	Oracle Corp., 2.500%, 04/01/2025	309,440	0.1
633,000	Oracle Corp., 2.650%, 07/15/2026	615,512	0.1
682,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	676,896	0.1
421,000	VMware, Inc., 1.400%, 08/15/2026	399,064	0.1
290,000	Workday, Inc., 3.500%, 04/01/2027	285,498	0.0
		13,206,592	2.1
	Utilities: 3.8%
518,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	513,339	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
399,000	AES Corp., 1.375%, 01/15/2026	$383,017	0.1
1,119,000	AES Corp., 5.450%, 06/01/2028	1,152,421	0.2
579,000 (1)	Alabama Power Co., 3.750%, 09/01/2027	576,418	0.1
502,000	Ameren Corp., 5.700%, 12/01/2026	516,244	0.1
607,000	Ameren Illinois Co., 3.800%, 05/15/2028	600,930	0.1
637,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	657,584	0.1
551,000	Avangrid, Inc., 3.200%, 04/15/2025	545,467	0.1
359,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	365,246	0.1
315,000	Consumers Energy Co., 4.900%, 02/15/2029	325,085	0.0
582,000 (3)	DTE Energy Co., 4.220%, 11/01/2024	581,498	0.1
534,000	DTE Energy Co., 5.100%, 03/01/2029	550,098	0.1
1,032,000 (2)	East Ohio Gas Co., 1.300%, 06/15/2025	1,005,646	0.2
697,000 (2)	Enel Finance International NV, 6.800%, 10/14/2025	714,021	0.1
927,000	Entergy Corp., 0.900%, 09/15/2025	895,926	0.1
438,000	Eversource Energy, 2.900%, 03/01/2027	423,958	0.1
713,000	Eversource Energy, 4.750%, 05/15/2026	717,348	0.1
266,000	Exelon Corp., 5.150%, 03/15/2029	275,717	0.0
697,000	Georgia Power Co., 5.004%, 02/23/2027	712,480	0.1
369,000	Interstate Power and Light Co., 3.250%, 12/01/2024	367,845	0.1
320,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	330,984	0.1
203,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	204,451	0.0
309,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	320,863	0.0
417,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.875%, 02/07/2025	412,637	0.1
156,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	160,705	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
392,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	$408,645	0.1
516,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	490,113	0.1
446,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	411,383	0.1
464,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	471,039	0.1
257,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	262,746	0.0
535,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	469,371	0.1
621,000	NiSource, Inc., 0.950%, 08/15/2025	601,483	0.1
632,000	ONE Gas, Inc., 5.100%, 04/01/2029	655,012	0.1
573,086	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	564,454	0.1
647,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	625,758	0.1
170,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	178,121	0.0
220,000	Sempra Energy, 5.400%, 08/01/2026	224,207	0.0
1,252,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	1,221,863	0.2
238,000	Southern Co., 5.500%, 03/15/2029	249,740	0.0
283,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	278,883	0.0
417,000	Tampa Electric Co., 4.900%, 03/01/2029	427,722	0.1
351,000 (2)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	348,410	0.1
680,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	680,312	0.1
520,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	519,587	0.1
23,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	21,246	0.0
815,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	818,746	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
51,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	$51,227	0.0
71,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	72,909	0.0
		23,362,905	3.8

	Total Corporate Bonds/ Notes (Cost $250,276,481)	253,557,135	41.0

U.S. TREASURY OBLIGATIONS: 21.3%
	United States Treasury Notes: 21.3%
29,400,000	2.000%, 08/15/2025	28,889,111	4.7
1,772,000	3.375%, 09/30/2029	1,766,808	0.3
5,607,000	3.500%, 09/30/2026	5,591,559	0.9
95,886,600	3.625%, 09/15/2027	95,403,422	15.4
		131,650,900	21.3

	Total U.S. Treasury Obligations (Cost $131,817,378)	131,650,900	21.3

ASSET-BACKED SECURITIES: 15.8%
	Automobile Asset-Backed Securities: 5.2%
750,000	Americredit Automobile Receivables Trust 2023-1 A3, 5.620%, 11/18/2027	758,510	0.1
155,007	AmeriCredit Automobile Receivables Trust 2021-3 A3, 0.760%, 08/18/2026	154,015	0.0
2,850,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	2,893,038	0.5
2,850,000	Carmax Auto Owner Trust 2023-3 B, 5.470%, 02/15/2029	2,924,651	0.5
300,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	289,307	0.0
1,650,000 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,691,453	0.3
1,050,000 (2)	Citizens Auto Receivables Trust 2024-1 A3, 5.110%, 04/17/2028	1,061,973	0.2
850,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	849,943	0.1
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	451,567	0.1
400,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	409,275	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
550,000	GM Financial Consumer Automobile Receivables Trust 2023-1 A3, 4.660%, 02/16/2028	$551,839	0.1
1,750,000	GM Financial Consumer Automobile Receivables Trust 2023-3 A4, 5.340%, 12/18/2028	1,797,301	0.3
2,600,000 (2)	GM Financial Revolving Receivables Trust 2021-1 A, 1.170%, 06/12/2034	2,454,460	0.4
1,050,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	1,012,731	0.2
67,668 (2)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	66,739	0.0
1,600,000	Nissan Auto Lease Trust 2023-B A4, 5.610%, 11/15/2027	1,618,716	0.3
1,200,000 (2)	PenFed Auto Receivables Owner Trust 2024-A A3, 4.700%, 06/15/2029	1,208,295	0.2
1,250,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	1,262,320	0.2
1,100,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	1,109,531	0.2
2,600,000	Santander Drive Auto Receivables Trust 2023-3 B, 5.610%, 07/17/2028	2,634,660	0.4
1,550,000	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	1,559,558	0.2
950,000 (2)	SCCU Auto Receivables Trust 2024-1A A3, 5.110%, 06/15/2029	964,267	0.1
1,800,000 (2)	Tesla Auto Lease Trust 2023-A A3, 5.890%, 06/22/2026	1,810,246	0.3
2,750,000	Toyota Auto Receivables Owner Trust 2024-A A3, 4.830%, 10/16/2028	2,782,095	0.4
		32,316,490	5.2
	Other Asset-Backed Securities: 9.6%
550,000 (2)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 7.282%, (TSFR3M + 2.000%), 04/20/2036	553,407	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
391,886 (2)(3)	AMMC CLO 22 Ltd. 2018-22A A, 6.576%, (TSFR3M + 1.292%), 04/25/2031	$392,370	0.1
1,873,912 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.561%, (TSFR1M + 1.464%), 11/15/2036	1,873,440	0.3
900,000 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 6.359%, (TSFR3M + 1.080%), 07/19/2031	900,790	0.1
1,900,000 (2)(3)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 6.944%, (TSFR3M + 1.662%), 10/20/2034	1,901,372	0.3
1,724,284 (2)(3)	Barings CLO Ltd. 2015-IA AR, 6.534%, (TSFR3M + 1.252%), 01/20/2031	1,726,239	0.3
2,750,000 (2)(3)	Barings CLO Ltd. 2024-1A A, 6.899%, (TSFR3M + 1.630%), 01/20/2037	2,764,723	0.4
963,786 (2)(3)	Benefit Street Partners CLO IX Ltd. 2016-9A AR, 6.654%, (TSFR3M + 1.372%), 07/20/2031	965,440	0.2
1,650,000 (2)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.481%, (TSFR3M + 1.180%), 01/15/2033	1,651,650	0.3
2,000,000 (2)(3)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 6.733%, (TSFR3M + 1.432%), 07/15/2034	2,001,250	0.3
2,500,000 (2)(3)	BlueMountain CLO XXXII Ltd. 2021-32A A, 6.733%, (TSFR3M + 1.432%), 10/15/2034	2,503,250	0.4
951,032 (2)(3)	BlueMountain Fuji US Clo I Ltd. 2017-1A A1R, 6.524%, (TSFR3M + 1.242%), 07/20/2029	951,970	0.2
4,000,000 (2)(3)	BRSP Ltd. 2021-FL1 B, 6.979%, (TSFR1M + 2.014%), 08/19/2038	3,943,430	0.6
600,000 (2)(3)	CARLYLE US CLO Ltd. 2017-3A A1R2, 6.535%, (TSFR3M + 1.400%), 10/21/2037	600,463	0.1
800,000 (2)(3)	CARLYLE US CLO Ltd. 2021-4A A2, 6.944%, (TSFR3M + 1.662%), 04/20/2034	801,882	0.1
250,000 (2)(3)	CIFC Funding Ltd. 2019-6A A2R, 7.028%, (TSFR3M + 1.700%), 07/16/2037	250,104	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
657,386	CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	$646,874	0.1
239,342	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	234,859	0.0
1,750,000 (2)	DLLAA LLC 2023-1A A3, 5.640%, 02/22/2028	1,792,529	0.3
250,000 (2)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.794%, (TSFR3M + 1.512%), 01/20/2030	250,389	0.0
1,075,710 (2)(3)	Goldentree Loan Management US Clo 4 Ltd. 2019-4A ARR, 6.433%, (TSFR3M + 1.150%), 04/24/2031	1,076,517	0.2
368,459 (2)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.042%, (SOFR30A + 1.700%), 04/20/2037	369,440	0.1
450,000 (2)(3)	Invesco US CLO Ltd. 2023-1A AR, 6.852%, (TSFR3M + 1.570%), 04/22/2037	451,946	0.1
530,270	John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	524,123	0.1
450,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	441,559	0.1
467,529 (2)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	464,044	0.1
1,100,000 (2)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,108,824	0.2
707,714 (2)(3)	LCM 26 Ltd. 26A A1, 6.614%, (TSFR3M + 1.332%), 01/20/2031	708,421	0.1
900,000 (2)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 6.561%, (TSFR3M + 1.360%), 07/16/2037	903,081	0.1
2,750,000 (2)(3)	Magnetite XXVI Ltd. 2020-26A A2R, 6.946%, (TSFR3M + 1.662%), 07/25/2034	2,750,767	0.4
1,575,000 (2)(3)	MF1 Ltd. 2021-FL6 C, 6.979%, (TSFR1M + 1.964%), 07/16/2036	1,544,076	0.2
968,663 (2)(3)	MF1 Ltd. 2022-FL8 A, 6.315%, (TSFR1M + 1.350%), 02/19/2037	966,326	0.2
1,452,154 (2)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR, 6.461%, (TSFR3M + 1.182%), 10/18/2030	1,453,087	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,550,000 (2)(3)	OCP CLO Ltd. 2020-19A AR, 6.694%, (TSFR3M + 1.412%), 10/20/2034	$1,553,100	0.3
300,000 (2)(3)	Octagon 61 Ltd. 2023-2A A, 7.132%, (TSFR3M + 1.850%), 04/20/2036	301,650	0.0
250,000 (2)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.891%, (TSFR3M + 1.612%), 07/19/2030	250,012	0.0
842,540 (2)(3)	Octagon Loan Funding Ltd. 2014-1A ARR, 6.543%, (TSFR3M + 1.442%), 11/18/2031	843,227	0.1
3,700,000 (2)(3)	OHA Credit Partners XIII Ltd. 2016-13A A1R2, 6.459%, (TSFR3M + 1.380%), 10/21/2037	3,703,208	0.6
500,000 (2)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 6.691%, (TSFR3M + 1.412%), 01/19/2037	500,765	0.1
126,492 (2)(3)	Palmer Square CLO Ltd. 2015-2A A1R2, 6.644%, (TSFR3M + 1.362%), 07/20/2030	126,673	0.0
1,850,000 (2)(3)	Palmer Square CLO Ltd. 2018-1A A1R, 6.799%, (TSFR3M + 1.520%), 04/18/2037	1,861,642	0.3
1,650,000 (2)(3)	Palmer Square CLO Ltd. 2019-1A A1R, 6.528%, (TSFR3M + 1.412%), 11/14/2034	1,653,053	0.3
600,000 (2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	598,354	0.1
950,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	974,784	0.2
750,000 (2)(3)	Rad CLO 6 Ltd. 2019-6A A1, 6.924%, (TSFR3M + 1.642%), 01/20/2033	750,703	0.1
1,470,017 (2)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 6.664%, (TSFR3M + 1.382%), 01/21/2031	1,471,031	0.2
410,000 (2)(3)	Sound Point CLO XXV Ltd. 2019-4A A1R, 6.565%, (TSFR3M + 1.280%), 04/25/2033	409,906	0.1
931,691 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 6.493%, (TSFR3M + 1.192%), 07/15/2030	932,755	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (2)(3)	THL Credit Wind River CLO Ltd. 2019-1A AR, 6.704%, (TSFR3M + 1.422%), 07/20/2034	$500,655	0.1
970,000 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.551%, (TSFR3M + 1.250%), 07/15/2032	970,387	0.2
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	502,038	0.1
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	500,766	0.1
300,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 6.558%, (TSFR3M + 1.350%), 07/15/2037	300,142	0.0
1,250,000 (2)(3)	Wind River CLO Ltd. 2022-1A A, 6.812%, (TSFR3M + 1.530%), 07/20/2035	1,250,822	0.2
		59,424,315	9.6
	Student Loan Asset-Backed Securities: 1.0%
78,791 (2)(3)	Navient Private Education Loan Trust 2014-AA A3, 6.811%, (TSFR1M + 1.714%), 10/15/2031	78,986	0.0
133,819 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	128,340	0.0
42,515 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	39,429	0.0
79,300 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	72,122	0.0
1,246,757 (2)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,103,539	0.2
299,627 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	266,966	0.1
2,586,860 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	2,649,909	0.4
136,913 (2)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	135,390	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
340,723 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	$300,148	0.1
1,313,292 (2)	Sofi Proffesional Loan Program Trust 2021-A AFX, 1.030%, 08/17/2043	1,160,995	0.2
		5,935,824	1.0

	Total Asset-Backed Securities (Cost $97,254,575)	97,676,629	15.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
1,478,947 (2)(3)	AREIT LLC 2023-CRE8 A, 7.195%, (TSFR1M + 2.112%), 08/17/2041	1,487,384	0.2
1,000,000 (2)(3)	ARES1 2024-IND2 A, 6.293%, (TSFR1M + 1.443%), 10/15/2034	1,001,188	0.2
500,000 (2)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2029	519,950	0.1
350,000	BANK5 Trust 2024-5YR6 A3, 6.225%, 05/15/2057	372,928	0.1
2,000,000	BBCMS Mortgage Trust 2024-5C29 A3, 5.208%, 09/15/2057	2,057,749	0.3
1,000,000 (3)	Benchmark Mortgage Trust 2024-V7 A3, 6.228%, 05/15/2056	1,067,905	0.2
2,917,000 (2)(3)	BHMS 2018-ATLS C, 7.294%, (TSFR1M + 2.197%), 07/15/2035	2,903,504	0.5
1,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	1,054,138	0.2
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,291,913	0.2
266,000 (2)(3)	BX 2021-MFM1 B, 6.161%, (TSFR1M + 1.064%), 01/15/2034	263,978	0.0
1,250,000 (2)(3)	BX Commercial Mortgage Trust 2024- AIR2 B, 6.892%, (TSFR1M + 1.792%), 10/15/2041	1,251,711	0.2
500,000 (2)(3)	BX Commercial Mortgage Trust 2024- KING A, 6.638%, (TSFR1M + 1.541%), 05/15/2034	500,640	0.1
1,550,000 (2)(3)	BX Trust 2021-ARIA C, 6.857%, (TSFR1M + 1.760%), 10/15/2036	1,538,526	0.2
1,000,000 (2)(3)	BX Trust 2021-LGCY A, 5.717%, (TSFR1M + 0.620%), 10/15/2036	987,492	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,173,045 (2)(3)	BX Trust 2022-PSB A, 7.548%, (TSFR1M + 2.451%), 08/15/2039	$1,177,444	0.2
2,450,000 (2)(3)	BX Trust 2024-VLT4 B, 7.037%, (TSFR1M + 1.941%), 07/15/2029	2,454,927	0.4
1,500,000	Citigroup Commercial Mortgage Trust 2016- GC36 A5, 3.616%, 02/10/2049	1,466,009	0.2
2,000,000	Citigroup Commercial Mortgage Trust 2018- B2 A4, 4.009%, 03/10/2051	1,971,707	0.3
750,000	COMM Mortgage Trust 2015-CR23 AM, 3.801%, 05/10/2048	740,728	0.1
639,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	632,499	0.1
1,300,000	COMM Mortgage Trust 2015-CR26 A4, 3.630%, 10/10/2048	1,281,299	0.2
1,200,000	Csail Commercial Mortgage Trust 2015- C2 A4, 3.504%, 06/15/2057	1,189,042	0.2
238,093	DBJPM Mortgage Trust 2017-C6 A3, 3.269%, 06/10/2050	231,104	0.0
4,000,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	4,199,715	0.7
1,500,000 (2)	ELM Trust 2024- ELM B15, 6.195%, 06/10/2039	1,534,911	0.2
1,000,000 (2)(3)	FS Trust 2024-HULA B, 7.187%, (TSFR1M + 2.091%), 08/15/2039	1,003,441	0.2
710,000 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	573,294	0.1
49,744	Ginnie Mae 2017- 100 AB, 2.300%, 04/16/2052	47,734	0.0
5,006	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	4,954	0.0
2,185	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	2,166	0.0
26,299	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	25,746	0.0
14,933	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	14,738	0.0
2,934	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	2,907	0.0
1,039,000 (2)(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,027,978	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)(3)	HILT COMMERCIAL MORTGAGE TRUST 2024-ORL A, 6.638%, (TSFR1M + 1.541%), 05/15/2037	$999,754	0.2
330,000 (2)	Houston Galleria Mall Trust 2015- HGLR A1A2, 3.087%, 03/05/2037	325,879	0.0
4,000,000 (2)(3)	ILPT Commercial Mortgage Trust 2022- LPF2 A, 7.342%, (TSFR1M + 2.245%), 10/15/2039	4,002,498	0.6
360,000 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	281,819	0.0
707,335	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	697,834	0.1
1,500,000 (2)(3)	LBA Trust 2024-BOLT A, 6.688%, (TSFR1M + 1.591%), 06/15/2026	1,502,496	0.2
1,000,000 (2)(3)	Life Mortgage Trust 2022-BMR2 A1, 6.392%, (TSFR1M + 1.295%), 05/15/2039	973,913	0.2
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.635%, 12/15/2047	955,268	0.2
400,000 (2)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 6.497%, (TSFR1M + 1.397%), 03/15/2039	397,636	0.1
1,199,866 (2)(3)	PFP Ltd. 2023-10 A, 7.448%, (TSFR1M + 2.365%), 09/16/2038	1,207,925	0.2
2,000,000 (2)(3)	SMRT 2022-MINI F, 8.447%, (TSFR1M + 3.350%), 01/15/2039	1,893,466	0.3
1,900,000 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	1,973,729	0.3
1,085,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	1,061,537	0.2
2,000,000 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	1,936,750	0.3

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (2)	WSTN Trust 2023-MAUI A, 6.518%, 07/05/2037	$2,562,548	0.4
	Total Commercial Mortgage-Backed Securities (Cost $55,887,723)	56,654,401	9.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
863,356 (2)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1M2, 6.830%, (SOFR30A + 1.550%), 10/25/2041	867,295	0.2
62,718	Fannie Mae Interest Strip 404 8, 3.000%, 05/25/2040	58,694	0.0
6,468	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	6,386	0.0
216,784	Fannie Mae REMIC Trust 2013-114 NA, 3.000%, 08/25/2032	213,429	0.0
501,803 (3)	Fannie Mae REMIC Trust 2013-34 PF, 5.745%, (SOFR30A + 0.464%), 08/25/2042	499,122	0.1
71,631	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	73,153	0.0
705,812 (3)	Freddie Mac REMIC Trust 3049 XF, 5.807%, (SOFR30A + 0.464%), 05/15/2033	701,524	0.1
3,298,992 (3)	Freddie Mac REMIC Trust 3114 PF, 5.857%, (SOFR30A + 0.514%), 02/15/2036	3,278,822	0.5
5,041,751 (3)	Freddie Mac REMIC Trust 3136 FA, 6.007%, (SOFR30A + 0.664%), 04/15/2036	5,036,633	0.8
970,868 (3)	Freddie Mac REMIC Trust 3153 UF, 5.887%, (SOFR30A + 0.544%), 05/15/2036	969,923	0.2
380,787 (3)	Freddie Mac REMIC Trust 3255 FA, 5.737%, (SOFR30A + 0.394%), 12/15/2036	376,357	0.1
20,816 (3)	Freddie Mac REMIC Trust 3747 FA, 5.957%, (SOFR30A + 0.614%), 10/15/2040	20,724	0.0
483,048 (3)	Freddie Mac REMIC Trust 4879 DF, 5.857%, (SOFR30A + 0.514%), 08/15/2034	480,625	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 7.680%, (SOFR30A + 2.400%), 02/25/2042	$1,536,012	0.3
4,456,497 (3)	Freddie Mac Strips 406 F43, 6.080%, (SOFR30A + 0.800%), 10/25/2053	4,462,678	0.7
3,757,490 (3)	Freddie Mac Strips 406 F44, 6.280%, (SOFR30A + 1.000%), 10/25/2053	3,775,615	0.6
121,288 (3)	Ginnie Mae 2010-H03 FA, 5.940%, (TSFR1M + 0.664%), 03/20/2060	121,236	0.0
11,868 (3)	Ginnie Mae 2010-H10 FC, 6.462%, (TSFR1M + 1.114%), 05/20/2060	11,934	0.0
1,108,653 (3)	Ginnie Mae 2010-H11 FA, 6.390%, (TSFR1M + 1.114%), 06/20/2060	1,113,874	0.2
94,967 (3)	Ginnie Mae 2011-H03 FA, 5.967%, (TSFR1M + 0.614%), 01/20/2061	94,867	0.0
25,230 (3)	Ginnie Mae 2011-H05 FA, 5.967%, (TSFR1M + 0.614%), 12/20/2060	25,206	0.0
55,153 (3)	Ginnie Mae 2011-H05 FB, 5.967%, (TSFR1M + 0.614%), 12/20/2060	55,103	0.0
232,182 (3)	Ginnie Mae 2011-H06 FA, 5.917%, (TSFR1M + 0.564%), 02/20/2061	231,814	0.0
20,813 (3)	Ginnie Mae 2011-H07 FA, 5.967%, (TSFR1M + 0.614%), 02/20/2061	20,788	0.0
52,590 (3)	Ginnie Mae 2011-H08 FD, 5.967%, (TSFR1M + 0.614%), 02/20/2061	52,552	0.0
175,597 (3)	Ginnie Mae 2011-H08 FG, 5.947%, (TSFR1M + 0.594%), 03/20/2061	175,425	0.0
218,908 (3)	Ginnie Mae 2011-H09 AF, 5.967%, (TSFR1M + 0.614%), 03/20/2061	218,680	0.0
56,063 (3)	Ginnie Mae 2012-H18 NA, 5.987%, (TSFR1M + 0.634%), 08/20/2062	55,943	0.0
395,414 (3)	Ginnie Mae 2012-H23 WA, 5.987%, (TSFR1M + 0.634%), 10/20/2062	395,148	0.1
249,144	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	237,530	0.0
133,131 (3)	Ginnie Mae 2014-53 JM, 6.973%, 04/20/2039	141,740	0.0
2,742,271 (3)	Ginnie Mae 2015-H32 FH, 6.127%, (TSFR1M + 0.774%), 12/20/2065	2,745,651	0.5

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,572,129 (3)	Ginnie Mae 2016-H16 FE, 6.297%, (TSFR12M + 1.095%), 06/20/2066	$2,593,091	0.4
785,108 (3)	Ginnie Mae 2017-H06 FE, 6.017%, (TSFR1M + 0.664%), 02/20/2067	784,887	0.1
467,363 (3)	Ginnie Mae 2017-H07 FG, 5.927%, (TSFR1M + 0.574%), 02/20/2067	466,558	0.1
1,658,157	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	1,688,219	0.3
946,632 (2)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	789,041	0.1
1,031,236	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	1,007,125	0.2
	Total Collateralized Mortgage Obligations (Cost $35,038,480)	35,383,404	5.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%(5)
10,468	5.500%, 01/01/2037	10,889	0.0
5,085	5.500%, 10/01/2038	5,277	0.0
98,446	5.500%, 11/01/2038	101,644	0.0
90,521	5.500%, 02/01/2039	94,312	0.0
		212,122	0.0
	Uniform Mortgage-Backed Securities: 0.0%
74	5.000%, 03/01/2027	74	0.0
72,001	5.000%, 05/01/2042	74,199	0.0
		74,273	0.0

	Total U.S. Government Agency Obligations (Cost $293,074)	286,395	0.0

	Total Long-Term Investments (Cost $570,567,711)	575,208,864	92.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.5%
	Commercial Paper: 2.8%
2,500,000	Agilent Technologies, 5.050%, 10/15/2024	2,494,840	0.4
5,000,000	Concord Minutemen Capital Co. LLC, 4.900%, 12/11/2024	4,952,280	0.8
5,000,000	Dominion Energy, Inc., 4.970%, 10/01/2024	4,999,320	0.8
5,000,000	Mondelez International, 5.000%, 10/02/2024	4,998,635	0.8
	Total Commercial Paper (Cost $17,447,231)	17,445,075	2.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.5%
1,103,887 (6)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2024, 5.350%, due 10/01/2024 (Repurchase Amount $1,104,049, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-7.000%, Market Value plus accrued interest $1,125,965, due 06/01/28-07/15/59)	$1,103,887	0.2
2,591,341 (6)	Bethesda Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $2,591,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.026%, Market Value plus accrued interest $2,643,168, due 10/01/27-01/01/57)	2,591,341	0.4
2,591,341 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $2,591,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $2,643,168, due 05/01/26-08/20/74)	2,591,341	0.4
2,577,469 (6)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $2,577,822, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%- 5.500%, Market Value plus accrued interest $2,629,018, due 07/15/28-09/01/54)	2,577,469	0.4

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
529,003 (6)	National Bank Financial, Inc., Repurchase Agreement dated 09/30/2024, 4.900%, due 10/01/2024 (Repurchase Amount $529,074, collateralized by various U.S. Government Securities, 0.375%-5.000%, Market Value plus accrued interest $539,583, due 10/01/24-09/09/49)	$529,003	0.1
	Total Repurchase Agreements (Cost $9,393,041)	9,393,041	1.5
	Time Deposits: 0.3%
260,000 (6)	Canadian Imperial Bank of Commerce, 4.810%, 10/01/2024	260,000	0.1
260,000 (6)	Landesbank Hessen Thueringen Girozentrale, 4.820%, 10/01/2024	260,000	0.0
260,000 (6)	Mizuho Bank Ltd., 4.820%, 10/01/2024	260,000	0.1
260,000 (6)	Royal Bank of Canada, 4.830%, 10/01/2024	260,000	0.1
260,000 (6)	Skandinaviska Enskilda Banken AB, 4.810%, 10/01/2024	260,000	0.0
260,000 (6)	Svenska Handelsbanken AB, 4.810%, 10/01/2024	260,000	0.0
	Total Time Deposits (Cost $1,560,000)	1,560,000	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.9%
36,605,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $36,605,000)	$36,605,000	5.9
	Total Short-Term Investments (Cost $65,005,272)	65,003,116	10.5
	Total Investments in Securities (Cost $635,572,983)	$640,211,980	103.4
	Liabilities in Excess of Other Assets	(21,173,838)	(3.4)
	Net Assets	$619,038,142	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$253,557,135	$—	$253,557,135
U.S. Treasury Obligations	—	131,650,900	—	131,650,900
Asset-Backed Securities	—	97,676,629	—	97,676,629
Commercial Mortgage-Backed Securities	—	56,654,401	—	56,654,401
Collateralized Mortgage Obligations	—	35,383,404	—	35,383,404
U.S. Government Agency Obligations	—	286,395	—	286,395
Short-Term Investments	36,605,000	28,398,116	—	65,003,116
Total Investments, at fair value	$36,605,000	$603,606,980	$—	$640,211,980
Other Financial Instruments+
Futures	378,505	—	—	378,505
Total Assets	$36,983,505	$603,606,980	$—	$640,590,485
Liabilities Table
Other Financial Instruments+
Futures	$(23,982)	$—	$—	$(23,982)
Total Liabilities	$(23,982)	$—	$—	$(23,982)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya Short Duration Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,172	12/31/24	$244,059,843	$368,538
U.S. Treasury Ultra Long Bond	5	12/19/24	665,469	(4,915)
			$244,725,312	$363,623
Short Contracts:
U.S. Treasury 5-Year Note	(515)	12/31/24	(56,589,648)	(19,067)
U.S. Treasury 10-Year Note	(17)	12/19/24	(1,942,781)	170
U.S. Treasury Long Bond	(13)	12/19/24	(1,614,438)	7,793
U.S. Treasury Ultra 10-Year Note	(14)	12/19/24	(1,656,156)	2,004
			$(61,803,023)	$(9,100)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$378,505
Total Asset Derivatives		$378,505
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$23,982
Total Liability Derivatives		$23,982

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$279,486	$—	$279,486
Equity contracts	75,495	—	—	75,495
Interest rate contracts	(52,615)	—	185,596	132,981
Total	$22,880	$279,486	$185,596	$487,962

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$686,403
Total	$686,403

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $635,273,366.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,660,083
Gross Unrealized Depreciation	(1,366,946)
Net Unrealized Appreciation	$5,293,137

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.8%
	Basic Materials: 2.4%
1,000,000	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	$1,003,156	0.5
3,000,000 (1)(2)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	3,054,298	1.7
400,000 (1)	INEOS Quattro Finance 2 PLC, 9.625%, 03/15/2029	428,031	0.2
		4,485,485	2.4

	Communications: 12.3%
1,600,000 (1)	Gen Digital, Inc., 6.750%, 09/30/2027	1,645,207	0.9
1,750,000 (1)	ION Trading Technologies Sarl, 9.500%, 05/30/2029	1,793,460	1.0
3,900,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	2,456,505	1.3
3,000,000	Sprint LLC, 7.625%, 02/15/2025	3,011,460	1.6
1,000,000 (1)	Summer BC Bidco B LLC, 5.500%, 10/31/2026	988,696	0.6
550,000 (1)	Townsquare Media, Inc., 6.875%, 02/01/2026	549,290	0.3
2,000,000 (1)	Uber Technologies, Inc., 7.500%, 09/15/2027	2,040,574	1.1
5,500,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	5,513,640	3.0
500,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	501,964	0.3
3,950,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	4,041,877	2.2
		22,542,673	12.3

	Consumer, Cyclical: 24.4%
1,000,000 (1)	Aramark Services, Inc., 5.000%, 02/01/2028	997,769	0.5
4,000,000 (1)	Caesars Entertainment, Inc., 8.125%, 07/01/2027	4,084,864	2.2
1,000,000 (1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,010,754	0.6
1,400,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	1,480,731	0.8
3,000,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	3,351,093	1.8
500,000 (1)	Gates Corp., 6.875%, 07/01/2029	518,552	0.3
2,000,000 (1)	Genting New York LLC / GENNY Capital, Inc., 7.250%, 10/01/2029	2,025,398	1.1
5,000,000 (1)	Global Auto Holdings Ltd./AAG FH UK Ltd., 8.375%, 01/15/2029	4,840,833	2.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,938,000	Goodyear Tire & Rubber Co., 9.500%, 05/31/2025	$1,947,035	1.1
1,500,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,527,579	0.8
4,000,000 (1)	JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.875%, 09/20/2031	4,217,160	2.3
1,500,000 (1)	LGI Homes, Inc., 8.750%, 12/15/2028	1,607,312	0.9
1,000,000	Marriott International, Inc. EE, 5.750%, 05/01/2025	1,003,580	0.5
2,000,000	MGM Resorts International, 6.125%, 09/15/2029	2,026,313	1.1
2,200,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,229,005	1.2
822,000 (1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	824,376	0.5
750,000 (1)	Velocity Vehicle Group LLC, 8.000%, 06/01/2029	781,602	0.4
1,500,000 (1)	Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/2029	1,576,269	0.9
1,500,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	1,465,465	0.8
6,750,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028	6,603,814	3.6
750,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	751,084	0.4
		44,870,588	24.4

	Consumer, Non-cyclical: 8.1%
1,000,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 6.125%, 10/15/2026	1,004,105	0.6
2,450,000 (1)(2)	Albion Financing 2SARL, 8.750%, 04/15/2027	2,516,429	1.4
750,000 (1)	Brink's Co., 6.500%, 06/15/2029	777,635	0.4
4,000,000 (1)(2)	Champions Financing, Inc., 8.750%, 02/15/2029	4,077,576	2.2

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,300,000	HCA, Inc., 5.875%, 02/15/2026	$1,313,945	0.7
3,500,000 (1)	Mobius Merger Sub, Inc., 9.000%, 06/01/2030	3,370,895	1.8
406,263 (1)(3)	Radiology Partners, Inc., 7.775% (PIK Rate 3.500%, Cash Rate 4.275%), 01/31/2029	403,724	0.2
1,400,000 (1)	WASH Multifamily Acquisition, Inc., 5.750%, 04/15/2026	1,393,669	0.8
		14,857,978	8.1

	Energy: 16.3%
3,000,000 (1)	Buckeye Partners L.P., 6.875%, 07/01/2029	3,076,260	1.7
2,993,000 (1)	CITGO Petroleum Corp., 7.000%, 06/15/2025	2,996,581	1.6
600,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	624,811	0.3
1,250,000 (1)	CVR Energy, Inc., 5.750%, 02/15/2028	1,174,901	0.6
2,500,000 (1)	CVR Energy, Inc., 8.500%, 01/15/2029	2,529,180	1.4
1,050,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,052,030	0.6
1,500,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	1,579,404	0.9
1,500,000	Genesis Energy L.P. / Genesis Energy Finance Corp., 8.250%, 01/15/2029	1,554,660	0.8
500,000	Global Partners L.P. / GLP Finance Corp., 6.875%, 01/15/2029	502,911	0.3
1,000,000	Global Partners L.P. / GLP Finance Corp., 7.000%, 08/01/2027	1,007,541	0.6
1,500,000	HF Sinclair Corp., 6.375%, 04/15/2027	1,521,203	0.8
675,000 (1)	Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 11.500%, 02/15/2028	743,716	0.4
2,000,000 (1)(2)	New Fortress Energy, Inc., 6.500%, 09/30/2026	1,682,385	0.9
649,000 (1)	New Fortress Energy, Inc., 6.750%, 09/15/2025	622,278	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
4,500,000 (1)(2)	New Fortress Energy, Inc., 8.750%, 03/15/2029	$3,391,714	1.8
1,100,000 (1)	Sunnova Energy Corp., 5.875%, 09/01/2026	1,027,980	0.6
4,500,000 (1)	Sunnova Energy Corp., 11.750%, 10/01/2028	4,312,670	2.3
625,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/2028	648,239	0.4
		30,048,464	16.3

	Financial: 17.8%
1,100,000 (1)	Avolon Holdings Funding Ltd., 6.375%, 05/04/2028	1,151,051	0.6
365,000 (1)	Bread Financial Holdings, Inc., 7.000%, 01/15/2026	363,829	0.2
200,000 (1)	Castlelake Aviation Finance DAC, 5.000%, 04/15/2027	201,246	0.1
1,000,000 (1)	Freedom Mortgage Corp., 12.000%, 10/01/2028	1,093,257	0.6
4,250,000 (1)	Freedom Mortgage Holdings LLC, 9.250%, 02/01/2029	4,421,173	2.4
4,250,000 (1)	Global Aircraft Leasing Co. Ltd., 8.750%, 09/01/2027	4,337,975	2.4
4,750,000 (1)(2)	HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/2027	5,038,002	2.7
250,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	260,781	0.1
5,457,000 (1)	LD Holdings Group LLC, 6.125%, 04/01/2028	4,833,597	2.6
998,000 (1)	LD Holdings Group LLC, 8.750%, 11/01/2027	969,413	0.5
750,000 (1)	Macquarie Airfinance Holdings Ltd., 8.375%, 05/01/2028	789,086	0.4
2,700,000 (2)	Nasdaq, Inc., 5.650%, 06/28/2025	2,716,908	1.5
1,000,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	1,017,663	0.6
750,000 (1)	PennyMac Financial Services, Inc., 5.375%, 10/15/2025	749,364	0.4
500,000 (1)	PennyMac Financial Services, Inc., 7.125%, 11/15/2030	518,101	0.3
750,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	800,402	0.4

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,500,000 (1)	Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/2029	$2,549,246	1.4
250,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	261,816	0.2
500,000	SLM Corp., 4.200%, 10/29/2025	494,705	0.3
250,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	249,740	0.1
		32,817,355	17.8

	Industrial: 2.1%
800,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	832,709	0.5
1,500,000 (1)	Esab Corp., 6.250%, 04/15/2029	1,542,462	0.8
400,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 9.750%, 08/01/2027	410,277	0.2
1,000,000	Hillenbrand, Inc., 6.250%, 02/15/2029	1,018,865	0.6
		3,804,313	2.1

	Technology: 2.9%
586,000 (1)	Consensus Cloud Solutions, Inc., 6.000%, 10/15/2026	584,924	0.3
4,700,000 (1)(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	4,702,969	2.6
		5,287,893	2.9

	Utilities: 2.5%
3,000,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/2028	3,152,955	1.7
1,500,000 (1)	Calpine Corp., 5.250%, 06/01/2026	1,495,274	0.8
		4,648,229	2.5

	Total Corporate Bonds/ Notes (Cost $160,110,920)	163,362,978	88.8

BANK LOANS: 10.2%
	Consumer, Cyclical: 3.8%
3,979,670	Hunter Douglas Holding BV, Tranche B-1 Term Loans, 8.571%, (TSFR1M+3.500%), 02/26/2029	3,956,930	2.2
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
2,984,962 (4)	Seaworld Parks & Entertainment, Inc., 08/25/2028	$2,984,962	1.6
		6,941,892	3.8

	Consumer, Non-cyclical: 1.9%
3,500,000 (4)	Medline Borrower, LP, 10/23/2028	3,500,000	1.9

	Financial: 4.5%
7,000,000	Asurion, LLC, 2021 Second Lien Term Loan B4, 8.840%, (TSFR1M+3.500%), 01/20/2029	6,495,237	3.5
1,990,000 (4)	MoneyGram International, Inc., 06/01/2030	1,904,182	1.0
		8,399,419	4.5
	Total Bank Loans (Cost $18,942,995)	18,841,311	10.2

	Total Long-Term Investments (Cost $179,053,915)	182,204,289	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.7%
	Repurchase Agreements: 8.3%
2,635,255 (5)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2024, 5.350%, due 10/01/2024 (Repurchase Amount $2,635,641, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-7.000%, Market Value plus accrued interest $2,687,960, due 06/01/28-07/15/59)	2,635,255	1.4

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,595,631 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $3,596,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $3,667,544, due 05/01/26-08/20/74)	$3,595,631	2.0
3,595,631 (5)	CF Secured LLC, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $3,596,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.070%, Market Value plus accrued interest $3,667,544, due 05/15/27-07/20/73)	3,595,631	2.0
1,425,180 (5)	Clear Street LLC, Repurchase Agreement dated 09/30/2024, 5.020%, due 10/01/2024 (Repurchase Amount $1,425,376, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,453,548, due 07/31/25-08/01/54)	1,425,180	0.8
3,595,631 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $3,596,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $3,667,544, due 07/15/28-09/01/54)	3,595,631	1.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
349,118 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $349,164, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $356,100, due 10/31/24-09/20/54)	$349,118	0.2
	Total Repurchase Agreements (Cost $15,196,446)	15,196,446	8.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.4%
9,943,648 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $9,943,648)	$9,943,648	5.4

	Total Short-Term Investments (Cost $25,140,094)	25,140,094	13.7
	Total Investments in Securities (Cost $204,194,009)	$207,344,383	112.7
	Liabilities in Excess of Other Assets	(23,375,727)	(12.7)
	Net Assets	$183,968,656	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$163,362,978	$—	$163,362,978
Bank Loans	—	18,841,311	—	18,841,311
Short-Term Investments	9,943,648	15,196,446	—	25,140,094
Total Investments, at fair value	$9,943,648	$197,400,735	$—	$207,344,383

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $204,194,009.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,999,111
Gross Unrealized Depreciation	(1,848,737)
Net Unrealized Appreciation	$3,150,374

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.2%
169,092 (1)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.792%, 05/25/2036	$149,362	0.0
877,618 (1)(2)	Agate Bay Mortgage Trust 2015-2 B3, 3.620%, 03/25/2045	814,644	0.0
475,938 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.500%, 06/25/2045	387,758	0.0
1,325,633 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.643%, 12/25/2045	1,186,518	0.1
1,000,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.643%, 12/25/2045	776,321	0.0
1,137,085 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.755%, 03/25/2046	889,388	0.0
3,089,000 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,910,314	0.1
4,234,000 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,071,614	0.2
284,232 (1)	Alternative Loan Trust 2004-J7 M1, 4.994%, (TSFR1M + 1.134%), 10/25/2034	279,145	0.0
273,521 (1)	Alternative Loan Trust 2005-10CB 1A2, 5.419%, (TSFR1M + 0.564%), 05/25/2035	205,302	0.0
280,881	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	232,547	0.0
17,490 (1)	Alternative Loan Trust 2005-53T2 2A6, 5.469%, (TSFR1M + 0.614%), 11/25/2035	9,370	0.0
154,590 (1)	Alternative Loan Trust 2005-J2 1A12, 5.369%, (TSFR1M + 0.514%), 04/25/2035	117,529	0.0
30,038	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	15,282	0.0
450,884 (1)	Alternative Loan Trust 2006-18CB A10, 5.369%, (TSFR1M + 0.514%), 07/25/2036	174,285	0.0
106,102 (1)	Alternative Loan Trust 2006-19CB A12, 5.369%, (TSFR1M + 0.514%), 08/25/2036	47,081	0.0
449,317 (1)	Alternative Loan Trust 2006-19CB A28, 5.569%, (TSFR1M + 0.714%), 08/25/2036	206,536	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
772,971	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	$427,744	0.0
217,884 (1)	Alternative Loan Trust 2006-HY11 A1, 5.209%, (TSFR1M + 0.354%), 06/25/2036	194,572	0.0
793,476	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	462,236	0.0
115,400 (1)	Alternative Loan Trust 2007-2CB 2A1, 5.569%, (TSFR1M + 0.714%), 03/25/2037	48,201	0.0
150,799 (1)	Alternative Loan Trust 2007-HY8C A1, 5.289%, (TSFR1M + 0.434%), 09/25/2047	139,387	0.0
478,585 (1)	Alternative Loan Trust 2007-OA4 A1, 5.309%, (TSFR1M + 0.454%), 05/25/2047	417,923	0.0
367,898 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	353,348	0.0
247,217 (1)	Banc of America Funding Trust 2007-2 1A16, 5.569%, (TSFR1M + 0.714%), 03/25/2037	180,394	0.0
1,160,409 (1)	Banc of America Funding Trust 2007-C 7A1, 5.495%, (TSFR1M + 0.534%), 05/20/2047	1,053,344	0.1
92,177 (1)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.590%, 04/25/2035	90,191	0.0
356,825 (1)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.654%, 11/25/2036	197,825	0.0
521,592 (1)	Bear Stearns ALT-A Trust 2006-6 32A1, 5.080%, 11/25/2036	269,867	0.0
71,910 (1)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.515%, 01/26/2036	53,429	0.0
2,100,000 (1)(2)	Bellemeade RE Ltd. 2021-3A M1C, 6.830%, (SOFR30A + 1.550%), 09/25/2031	2,114,256	0.1
2,000,000 (2)(3)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	1,959,375	0.1
893,635 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.886%, 03/25/2050	802,038	0.0
1,162,458 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.886%, 03/25/2050	1,031,866	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,740 (1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	$104,964	0.0
2,000,000 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.134%, 08/25/2055	2,078,106	0.1
830,018 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-1 A9, 6.500%, 01/25/2055	839,745	0.0
1,912,026 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 A9, 6.000%, 03/25/2055	1,921,527	0.1
2,577,366 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.237%, 03/25/2055	2,610,765	0.1
1,814,291 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.237%, 03/25/2055	1,794,699	0.1
997,028 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.139%, 05/25/2055	1,042,269	0.1
246,021 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.822%, 09/25/2036	215,278	0.0
208,280 (1)	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 7.210%, (TSFR12M + 2.465%), 02/20/2036	189,945	0.0
1,563,177 (1)(2)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,483,148	0.1
100,300 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	96,911	0.0
134,669 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	128,526	0.0
143,599 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	132,357	0.0
215,398 (1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	198,535	0.0
1,508,118 (1)(2)	CIM Trust 2019-J1 B3, 3.934%, 08/25/2049	1,383,303	0.1
2,865,480 (1)(2)	CIM Trust 2019-J2 B2, 3.764%, 10/25/2049	2,598,698	0.1
1,800,967 (1)(2)	CIM Trust 2019-J2 B3, 3.764%, 10/25/2049	1,613,309	0.1
1,171,160 (1)(2)	CIM Trust 2020-J2 B3, 2.754%, 01/25/2051	946,025	0.1
1,744,333 (1)(2)	CIM Trust 2021-J3 B3, 2.616%, 06/25/2051	1,377,045	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
353,466	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	$323,429	0.0
63,399 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.594%, 03/25/2036	49,289	0.0
27,160 (1)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.813%, 11/25/2036	24,151	0.0
169,349 (1)(2)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	165,191	0.0
2,596,378 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.826%, 07/25/2054	2,656,181	0.1
40,687 (1)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 6.887%, 08/25/2035	40,616	0.0
161,547	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	163,971	0.0
673,793 (1)(2)	Connecticut Avenue Securities Trust 2019-R05 1B1, 9.495%, (SOFR30A + 4.214%), 07/25/2039	702,829	0.0
1,700,000 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	1,799,230	0.1
272,059	CSMC Mortgage-Backed Trust 2007-2 3A6, 5.400%, 03/25/2037	129,054	0.0
390,478 (1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	364,006	0.0
243,967 (1)(2)	CSMC Trust 2017-HL1 A12, 3.500%, 06/25/2047	224,776	0.0
1,316,771 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	1,282,048	0.1
2,969,575 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	2,007,058	0.1
4,936,014 (2)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	4,832,690	0.2
336,291 (1)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 A1, 5.269%, (TSFR1M + 0.414%), 04/25/2037	230,721	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
74,447 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.542%, 06/27/2037	$65,752	0.0
799,543 (1)(2)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	792,911	0.0
3,540,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.395%, (SOFR30A + 3.114%), 01/25/2040	3,628,951	0.2
3,898,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	4,130,188	0.2
750,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R04 1B1, 10.530%, (SOFR30A + 5.250%), 03/25/2042	811,494	0.0
3,045,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 12.280%, (SOFR30A + 7.000%), 04/25/2042	3,323,809	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 10.613%, (SOFR30A + 5.350%), 05/25/2043	1,104,097	0.1
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 10.013%, (SOFR30A + 4.750%), 06/25/2043	1,632,329	0.1
6,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 8.513%, (SOFR30A + 3.250%), 09/25/2043	6,251,210	0.3
3,300,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 8.063%, (SOFR30A + 2.800%), 03/25/2044	3,349,199	0.2
2,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 7.480%, (SOFR30A + 2.200%), 05/25/2044	2,515,839	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 7.393%, (SOFR30A + 2.050%), 09/25/2044	1,005,781	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
327,943 (4)	Fannie Mae Interest Strip 343 6, 5.000%, 10/25/2033	$45,487	0.0
18,216,315 (4)	Fannie Mae Interest Strip 427 C13, 3.500%, 03/25/2037	2,015,599	0.1
14,959,005 (4)	Fannie Mae Interest Strip 427 C18, 3.500%, 03/25/2039	2,168,001	0.1
28,053,044 (4)	Fannie Mae Interest Strip 427 C38, 3.000%, 04/25/2049	5,290,866	0.3
4,224,045 (4)	Fannie Mae Interest Strip 429 141, 6.500%, 02/25/2053	814,967	0.0
1,318,015 (4)	Fannie Mae Interest Strip 429 142, 6.500%, 02/25/2053	246,788	0.0
516,430 (4)	Fannie Mae Interest Strip 429 143, 6.500%, 02/25/2053	96,572	0.0
303,831 (4)	Fannie Mae Interest Strip 429 144, 6.500%, 02/25/2053	55,549	0.0
39,255 (1)(4)	Fannie Mae REMIC Trust 2000-26 SP, 3.105%, (-1.000*SOFR30A + 8.386%), 08/25/2030	3,550	0.0
58,896 (1)(4)	Fannie Mae REMIC Trust 2002-13 SR, 1.205%, (-1.000*SOFR30A + 6.486%), 03/25/2032	2,600	0.0
841,006 (1)(4)	Fannie Mae REMIC Trust 2004-53 UC, 2.155%, (-1.000*SOFR30A + 7.436%), 07/25/2034	98,915	0.0
65,897 (1)(4)	Fannie Mae REMIC Trust 2004-64 SW, 1.655%, (-1.000*SOFR30A + 6.936%), 08/25/2034	5,299	0.0
50,398 (1)(4)	Fannie Mae REMIC Trust 2004-66 SE, 1.105%, (-1.000*SOFR30A + 6.386%), 09/25/2034	3,401	0.0
416,482 (1)(4)	Fannie Mae REMIC Trust 2005-59 NS, 1.355%, (-1.000*SOFR30A + 6.636%), 05/25/2035	10,988	0.0
227,262 (1)	Fannie Mae REMIC Trust 2006-11 FA, 5.695%, (SOFR30A + 0.414%), 03/25/2036	225,842	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
87,746 (1)	Fannie Mae REMIC Trust 2006-46 SP, 4.420%, (-1.000*SOFR30A + 23.780%), 06/25/2036	$109,477	0.0
287,558 (1)(4)	Fannie Mae REMIC Trust 2007-18 BS, 1.205%, (-1.000*SOFR30A + 6.486%), 06/25/2035	26,693	0.0
2,680,295 (1)(4)	Fannie Mae REMIC Trust 2007-22 SD, 1.005%, (-1.000*SOFR30A + 6.286%), 03/25/2037	267,693	0.0
1,450,913 (1)(4)	Fannie Mae REMIC Trust 2007-55 S, 1.365%, (-1.000*SOFR30A + 6.646%), 06/25/2037	136,650	0.0
1,267,941 (1)(4)	Fannie Mae REMIC Trust 2008-94 SI, 0.105%, (-1.000*SOFR30A + 5.386%), 04/25/2036	93,292	0.0
161,332 (1)(4)	Fannie Mae REMIC Trust 2009-25 SN, 1.155%, (-1.000*SOFR30A + 6.436%), 04/25/2039	14,138	0.0
747,987 (1)(4)	Fannie Mae REMIC Trust 2009-70 PS, 1.355%, (-1.000*SOFR30A + 6.636%), 01/25/2037	82,484	0.0
119,022 (1)	Fannie Mae REMIC Trust 2010-15 FD, 6.135%, (SOFR30A + 0.854%), 03/25/2040	119,710	0.0
307,741 (1)	Fannie Mae REMIC Trust 2011-47 GF, 5.965%, (SOFR30A + 0.684%), 06/25/2041	307,686	0.0
40,909 (1)	Fannie Mae REMIC Trust 2012-10 UF, 5.945%, (SOFR30A + 0.664%), 02/25/2042	40,786	0.0
4,226,075 (4)	Fannie Mae REMIC Trust 2012-111 UI, 3.000%, 10/25/2027	125,843	0.0
358,962 (4)	Fannie Mae REMIC Trust 2012-121 DI, 2.500%, 11/25/2027	9,228	0.0
3,503,493 (4)	Fannie Mae REMIC Trust 2012-128 KI, 3.000%, 11/25/2027	110,323	0.0
6,078,723 (1)(4)	Fannie Mae REMIC Trust 2012-133 NS, 0.755%, (-1.000*SOFR30A + 6.036%), 12/25/2042	752,941	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
795,147 (4)	Fannie Mae REMIC Trust 2012-148 IB, 3.500%, 01/25/2028	$26,181	0.0
3,489,364 (1)(4)	Fannie Mae REMIC Trust 2012-150 PS, 0.755%, (-1.000*SOFR30A + 6.036%), 01/25/2043	417,184	0.0
7,219,581 (1)(4)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*SOFR30A + 5.936%), 06/25/2042	16,627	0.0
125,942 (1)(4)	Fannie Mae REMIC Trust 2012-84 KI, 6.000%, (SOFR30A + 6.000%), 08/25/2042	24,356	0.0
180,295 (4)	Fannie Mae REMIC Trust 2012-93 IL, 3.000%, 09/25/2027	4,751	0.0
3,775,006 (4)	Fannie Mae REMIC Trust 2013-1 LI, 2.500%, 02/25/2028	105,742	0.0
67,742 (1)(4)	Fannie Mae REMIC Trust 2013-116 SC, 0.805%, (-1.000*SOFR30A + 6.086%), 04/25/2033	611	0.0
1,273,803 (4)	Fannie Mae REMIC Trust 2013-137 PI, 5.000%, 10/25/2041	247,199	0.0
5,331,111 (1)(4)	Fannie Mae REMIC Trust 2013-19 JS, 0.805%, (-1.000*SOFR30A + 6.086%), 10/25/2041	307,560	0.0
1,024,773 (4)	Fannie Mae REMIC Trust 2013-2 NI, 4.000%, 02/25/2043	141,641	0.0
1,520,123 (4)	Fannie Mae REMIC Trust 2013-21 KI, 3.000%, 03/25/2028	43,803	0.0
3,123,257 (4)	Fannie Mae REMIC Trust 2013-32 EI, 2.500%, 04/25/2033	208,676	0.0
621,338 (4)	Fannie Mae REMIC Trust 2013-41 BI, 3.000%, 05/25/2028	21,466	0.0
1,117,467 (4)	Fannie Mae REMIC Trust 2013-67 AI, 3.000%, 07/25/2028	32,399	0.0
914,678 (4)	Fannie Mae REMIC Trust 2013-69 PI, 3.000%, 04/25/2033	50,703	0.0
2,492,590 (1)(4)	Fannie Mae REMIC Trust 2013-97 JS, 0.755%, (-1.000*SOFR30A + 6.036%), 04/25/2038	204,004	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,505,730 (4)	Fannie Mae REMIC Trust 2015-40 AI, 6.000%, 05/25/2037	$1,143,518	0.1
4,695,845 (1)(4)	Fannie Mae REMIC Trust 2016-19 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 04/25/2046	378,450	0.0
1,639,160 (4)	Fannie Mae REMIC Trust 2016-4 BI, 4.000%, 02/25/2046	310,516	0.0
1,085,729 (4)	Fannie Mae REMIC Trust 2016-61 PI, 4.500%, 01/25/2046	185,051	0.0
21,709,865 (1)(4)	Fannie Mae REMIC Trust 2016-81 SA, 0.755%, (-1.000*SOFR30A + 6.036%), 11/25/2046	1,744,533	0.1
11,529,775 (1)(4)	Fannie Mae REMIC Trust 2017-16 SG, 0.655%, (-1.000*SOFR30A + 5.936%), 03/25/2047	1,468,797	0.1
22,270,646 (1)(4)	Fannie Mae REMIC Trust 2018-86 US, 0.805%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,841,863	0.1
8,106,464 (4)	Fannie Mae REMIC Trust 2019-15 AI, 4.000%, 04/25/2059	1,794,055	0.1
11,212,702 (1)(4)	Fannie Mae REMIC Trust 2019-17 SA, 0.705%, (-1.000*SOFR30A + 5.986%), 04/25/2049	988,393	0.1
9,879,361 (1)(4)	Fannie Mae REMIC Trust 2019-8 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 03/25/2049	871,019	0.0
23,180,132 (4)	Fannie Mae REMIC Trust 2020-33 YI, 4.000%, 05/25/2050	4,288,350	0.2
11,137,641 (4)	Fannie Mae REMIC Trust 2020-47 PI, 4.000%, 07/25/2050	2,369,343	0.1
11,911,903 (1)(4)	Fannie Mae REMIC Trust 2020-47 SH, 0.705%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,633,666	0.1
17,732,960 (1)(4)	Fannie Mae REMIC Trust 2020-49 SB, 0.705%, (-1.000*SOFR30A + 5.986%), 07/25/2050	2,903,219	0.1
12,471,941 (4)	Fannie Mae REMIC Trust 2020-52 AI, 4.000%, 08/25/2050	2,054,291	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
36,678,111 (4)	Fannie Mae REMIC Trust 2020-64 IO, 3.000%, 09/25/2050	$7,048,121	0.3
18,908,912 (4)	Fannie Mae REMIC Trust 2020-65 CI, 4.000%, 09/25/2050	3,410,780	0.2
19,408,624 (4)	Fannie Mae REMIC Trust 2020-67 JI, 4.000%, 09/25/2050	4,037,355	0.2
24,639,422 (4)	Fannie Mae REMIC Trust 2020-94 MI, 4.500%, 04/25/2050	5,695,974	0.3
99,420 (4)	Fannie Mae REMIC Trust 2021-18 AI, 3.500%, 05/25/2050	18,644	0.0
15,029,573 (4)	Fannie Mae REMIC Trust 2021-18 IY, 4.500%, 08/25/2049	3,829,717	0.2
17,471,934 (4)	Fannie Mae REMIC Trust 2021-2 PI, 2.000%, 02/25/2051	1,917,230	0.1
18,338,680 (4)	Fannie Mae REMIC Trust 2021-23 JI, 3.000%, 04/25/2051	2,988,805	0.2
18,186,379 (4)	Fannie Mae REMIC Trust 2021-28 GI, 4.000%, 05/25/2051	3,794,124	0.2
34,537,122 (4)	Fannie Mae REMIC Trust 2021-65 KI, 3.500%, 10/25/2051	6,219,718	0.3
18,164,113 (4)	Fannie Mae REMIC Trust 2021-74 AI, 3.000%, 11/25/2051	3,089,765	0.2
62,157	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	24,855	0.0
145,093 (1)(2)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	133,722	0.0
566,660 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.939%, 03/25/2048	522,845	0.0
672,020 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	638,588	0.0
3,392,243 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.143%, 07/25/2048	3,127,740	0.2
844,597 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.420%, 09/25/2048	786,238	0.0
196,899 (1)(2)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	187,200	0.0
3,193,567 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.907%, 10/25/2048	3,134,339	0.2
1,341,393 (1)(2)	Flagstar Mortgage Trust 2019-2 B1, 3.999%, 12/25/2049	1,231,245	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,877,950 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 3.999%, 12/25/2049	$1,714,879	0.1
3,190,078 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.199%, 03/25/2050	2,916,722	0.1
2,734,353 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.199%, 03/25/2050	2,475,200	0.1
3,490,479 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.783%, 04/25/2051	2,925,825	0.1
935 (1)(4)	Freddie Mac REMIC Trust 2266 S, 3.093%, (-1.000*SOFR30A + 8.436%), 11/15/2030	62	0.0
76,092 (1)(4)	Freddie Mac REMIC Trust 2374 S, 2.643%, (-1.000*SOFR30A + 7.986%), 06/15/2031	6,483	0.0
40,093 (1)(4)	Freddie Mac REMIC Trust 2417 SY, 2.943%, (-1.000*SOFR30A + 8.286%), 12/15/2031	4,445	0.0
165,020 (1)(4)	Freddie Mac REMIC Trust 2525 SM, 2.543%, (-1.000*SOFR30A + 7.886%), 02/15/2032	17,121	0.0
78,345 (1)(4)	Freddie Mac REMIC Trust 2577 SA, 1.993%, (-1.000*SOFR30A + 7.336%), 02/15/2033	7,866	0.0
828,090 (1)(4)	Freddie Mac REMIC Trust 2781 SB, 1.693%, (-1.000*SOFR30A + 7.036%), 04/15/2034	77,863	0.0
167,819 (1)	Freddie Mac REMIC Trust 2921 PF, 5.807%, (SOFR30A + 0.464%), 01/15/2035	166,254	0.0
148,224 (1)(4)	Freddie Mac REMIC Trust 2981 CS, 1.263%, (-1.000*SOFR30A + 6.606%), 05/15/2035	10,198	0.0
70,843 (1)(4)	Freddie Mac REMIC Trust 2981 SU, 2.343%, (-1.000*SOFR30A + 7.686%), 05/15/2030	5,358	0.0
236,955 (1)(4)	Freddie Mac REMIC Trust 2989 HS, 1.693%, (-1.000*SOFR30A + 7.036%), 08/15/2034	35,074	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
85,904 (1)(4)	Freddie Mac REMIC Trust 3018 SM, 1.743%, (-1.000*SOFR30A + 7.086%), 08/15/2035	$9,925	0.0
104,818 (1)	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-1.000*SOFR30A + 44.205%), 08/15/2035	109,326	0.0
286,408 (1)(4)	Freddie Mac REMIC Trust 3049 PI, 1.193%, (-1.000*SOFR30A + 6.536%), 10/15/2035	27,963	0.0
2,066,298 (1)(4)	Freddie Mac REMIC Trust 3128 JI, 1.173%, (-1.000*SOFR30A + 6.516%), 03/15/2036	206,061	0.0
39,236 (5)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	32,978	0.0
1,036,521 (1)(4)	Freddie Mac REMIC Trust 3222 SN, 1.143%, (-1.000*SOFR30A + 6.486%), 09/15/2036	98,830	0.0
1,044,584 (1)(4)	Freddie Mac REMIC Trust 3298 S, 0.653%, (-1.000*SOFR30A + 5.996%), 04/15/2037	98,714	0.0
326,770 (1)(4)	Freddie Mac REMIC Trust 3523 SA, 0.543%, (-1.000*SOFR30A + 5.886%), 09/15/2036	25,876	0.0
318,056 (1)(4)	Freddie Mac REMIC Trust 3582 MS, 0.693%, (-1.000*SOFR30A + 6.036%), 10/15/2039	30,093	0.0
125,200 (1)(4)	Freddie Mac REMIC Trust 3624 TS, 0.116%, (-1.000*SOFR30A + 4.686%), 01/15/2040	5,838	0.0
393,220 (4)	Freddie Mac REMIC Trust 3688 BI, 5.000%, 07/15/2040	58,469	0.0
279,011 (1)	Freddie Mac REMIC Trust 3740 FB, 5.957%, (SOFR30A + 0.614%), 10/15/2040	277,499	0.0
1,037,045 (4)	Freddie Mac REMIC Trust 4097 IC, 2.500%, 08/15/2027	25,453	0.0
592,309 (4)	Freddie Mac REMIC Trust 4116 IL, 4.500%, 05/15/2042	62,013	0.0
3,734,093 (4)	Freddie Mac REMIC Trust 4120 TI, 2.500%, 10/15/2027	97,353	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
511,860 (4)	Freddie Mac REMIC Trust 4136 QI, 3.000%, 11/15/2032	$21,993	0.0
385,414 (4)	Freddie Mac REMIC Trust 4143 IK, 4.000%, 10/15/2041	23,572	0.0
10,162,119 (1)(4)	Freddie Mac REMIC Trust 4146 SA, 0.693%, (-1.000*SOFR30A + 6.036%), 12/15/2042	1,225,744	0.1
156,177 (4)	Freddie Mac REMIC Trust 4153 YI, 3.000%, 09/15/2042	2,348	0.0
1,418,689 (4)	Freddie Mac REMIC Trust 4157 IH, 3.500%, 01/15/2043	216,427	0.0
516,482 (4)	Freddie Mac REMIC Trust 4162 DI, 2.000%, 02/15/2028	11,081	0.0
1,830,841 (4)	Freddie Mac REMIC Trust 4182 IL, 3.000%, 03/15/2028	65,182	0.0
1,631,747 (4)	Freddie Mac REMIC Trust 4186 IA, 3.000%, 03/15/2033	129,695	0.0
49,136 (4)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	1,784	0.0
18,812,493 (1)(4)	Freddie Mac REMIC Trust 4273 PS, 0.643%, (-1.000*SOFR30A + 5.986%), 11/15/2043	1,675,633	0.1
302,631 (4)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	31,661	0.0
1,361,532 (4)	Freddie Mac REMIC Trust 4290 EI, 5.000%, 12/15/2043	261,335	0.0
61,787 (4)	Freddie Mac REMIC Trust 4333 AI, 5.500%, 02/15/2044	10,403	0.0
1,238,299 (4)	Freddie Mac REMIC Trust 4494 LI, 5.000%, 12/15/2043	111,872	0.0
5,516,936 (1)(4)	Freddie Mac REMIC Trust 4618 SA, 0.543%, (-1.000*SOFR30A + 5.886%), 09/15/2046	694,710	0.0
1,354,154 (4)	Freddie Mac REMIC Trust 4625 BI, 3.500%, 06/15/2046	240,982	0.0
1,424,518 (4)	Freddie Mac REMIC Trust 4708 KI, 4.500%, 11/15/2046	233,277	0.0
9,911,207 (4)	Freddie Mac REMIC Trust 4813 IO, 5.500%, 08/15/2048	1,955,409	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,744,831 (1)(4)	Freddie Mac REMIC Trust 4903 NS, 0.705%, (-1.000*SOFR30A + 5.986%), 08/25/2049	$2,144,676	0.1
10,230,779 (1)(4)	Freddie Mac REMIC Trust 4909 SJ, 0.655%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,457,948	0.1
4,105,653 (1)(4)	Freddie Mac REMIC Trust 4910 SD, 0.593%, (-1.000*SOFR30A + 5.936%), 06/15/2049	558,330	0.0
12,848,271 (1)(4)	Freddie Mac REMIC Trust 4910 SH, 0.655%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,836,096	0.1
17,137,228 (1)(4)	Freddie Mac REMIC Trust 4924 SY, 0.655%, (-1.000*SOFR30A + 5.936%), 10/25/2049	2,548,050	0.1
11,574,991 (4)	Freddie Mac REMIC Trust 4967 IQ, 4.000%, 02/25/2050	2,466,467	0.1
31,586,638 (4)	Freddie Mac REMIC Trust 4974 I, 4.000%, 04/25/2050	6,644,505	0.3
19,690,300 (1)(4)	Freddie Mac REMIC Trust 5009 TS, 0.805%, (-1.000*SOFR30A + 6.086%), 09/25/2050	2,732,427	0.1
28,346,506 (4)	Freddie Mac REMIC Trust 5010 MI, 3.000%, 09/25/2050	4,357,538	0.2
17,225,460 (4)	Freddie Mac REMIC Trust 5036 CI, 4.000%, 12/25/2049	3,634,364	0.2
24,628,814 (4)	Freddie Mac REMIC Trust 5049 UI, 3.000%, 12/25/2050	4,632,884	0.2
9,124,438 (4)	Freddie Mac REMIC Trust 5052 BI, 5.000%, 12/25/2050	2,201,270	0.1
12,831,772 (4)	Freddie Mac REMIC Trust 5074 GI, 2.000%, 02/25/2051	1,477,026	0.1
21,401,659 (4)	Freddie Mac REMIC Trust 5081 CI, 2.000%, 03/25/2051	2,355,985	0.1
38,804,132 (4)	Freddie Mac REMIC Trust 5083 IP, 4.000%, 11/25/2048	8,068,861	0.4
13,819,993 (4)	Freddie Mac REMIC Trust 5133 CI, 4.500%, 07/25/2039	2,362,663	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,204,434 (4)	Freddie Mac REMIC Trust 5138 CI, 4.000%, 07/25/2050	$3,199,603	0.2
10,078,593 (4)	Freddie Mac REMIC Trust 5142 LI, 2.500%, 09/25/2051	1,644,543	0.1
5,036,154 (4)	Freddie Mac REMIC Trust 5152 GI, 4.500%, 06/25/2048	1,167,455	0.1
19,282,210 (4)	Freddie Mac REMIC Trust 5214 IO, 2.000%, 03/25/2051	2,407,021	0.1
8,250,286 (4)	Freddie Mac REMIC Trust 5261 IC, 4.000%, 01/25/2050	1,658,088	0.1
5,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.680%, (SOFR30A + 3.400%), 10/25/2041	5,264,905	0.3
6,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.030%, (SOFR30A + 3.750%), 12/25/2041	6,284,919	0.3
5,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.630%, (SOFR30A + 2.350%), 12/25/2041	5,070,031	0.3
2,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.680%, (SOFR30A + 3.400%), 01/25/2042	2,894,347	0.1
3,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.780%, (SOFR30A + 2.500%), 01/25/2042	3,069,588	0.2
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.030%, (SOFR30A + 4.750%), 02/25/2042	2,648,729	0.1
3,400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 9.630%, (SOFR30A + 4.350%), 04/25/2042	3,623,053	0.2
1,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M2, 12.030%, (SOFR30A + 6.750%), 06/25/2042	2,030,708	0.1
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 11.030%, (SOFR30A + 5.750%), 09/25/2042	1,112,763	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 8.630%, (SOFR30A + 3.350%), 11/25/2043	$2,616,932	0.1
4,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 7.080%, (SOFR30A + 1.800%), 08/25/2044	4,032,500	0.2
557,892 (4)	Freddie Mac Strips 224 IO, 6.000%, 03/01/2033	87,593	0.0
293,495 (1)(4)	Freddie Mac Strips 237 S23, 1.643%, (-1.000*SOFR30A + 6.986%), 05/15/2036	36,014	0.0
357,844 (4)	Freddie Mac Strips 260 33, 4.000%, 05/15/2039	55,236	0.0
442,172 (4)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	12,529	0.0
178,265 (1)(4)	Freddie Mac Strips 324 144, 6.000%, 06/15/2039	34,092	0.0
8,466,188 (4)	Freddie Mac Strips 390 C3, 3.500%, 11/15/2037	1,010,482	0.1
10,211,664 (4)	Freddie Mac Strips 400 C8, 6.500%, 05/25/2053	2,093,210	0.1
1,517,399 (1)(2)	Galton Funding Mortgage Trust 2018-2 B2, 4.750%, 10/25/2058	1,476,702	0.1
2,284,435 (1)(2)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,190,618	0.1
1,831,728 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,773,531	0.1
1,991,450 (1)(2)	GCAT Trust 2024-INV2 B3, 7.398%, 06/25/2054	2,103,329	0.1
2,694,468 (1)(4)	Ginnie Mae 2007-59 SC, 1.425%, (-1.000*TSFR1M + 6.386%), 07/20/2037	286,726	0.0
239,786 (1)(4)	Ginnie Mae 2008-40 SA, 1.189%, (-1.000*TSFR1M + 6.286%), 05/16/2038	14,206	0.0
318,237 (4)	Ginnie Mae 2010-143 JI, 4.000%, 08/16/2039	12,436	0.0
559,230 (4)	Ginnie Mae 2010-4 IP, 5.000%, 01/16/2039	31,667	0.0
392,937 (1)(4)	Ginnie Mae 2010-4 SL, 1.189%, (-1.000*TSFR1M + 6.286%), 01/16/2040	41,985	0.0
1,106,806 (1)(4)	Ginnie Mae 2011-101 BI, 0.650%, (-1.000*TSFR1M + 6.536%), 11/20/2037	24,137	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
89,351 (1)(4)	Ginnie Mae 2011-101 EI, 6.000%, (-1.000*TSFR1M + 106.946%), 10/16/2039	$16,544	0.0
807,575 (4)	Ginnie Mae 2011-124 KI, 4.000%, 08/20/2039	31,338	0.0
3,005,804 (1)(4)	Ginnie Mae 2011-25 AS, 0.985%, (-1.000*TSFR1M + 5.946%), 02/20/2041	242,410	0.0
582,514 (4)	Ginnie Mae 2012-148 IP, 3.500%, 04/20/2041	12,525	0.0
11,447 (4)	Ginnie Mae 2012-149 BI, 3.500%, 10/20/2041	996	0.0
1,149,057 (4)	Ginnie Mae 2012-39 PI, 4.000%, 03/16/2042	107,219	0.0
2,340,229 (1)(4)	Ginnie Mae 2013-103 DS, 1.075%, (-1.000*TSFR1M + 6.036%), 07/20/2043	255,708	0.0
13,982,415 (1)(4)	Ginnie Mae 2013-130 SB, 0.016%, (-1.000*TSFR1M + 4.936%), 09/16/2043	657,073	0.0
4,206,752 (1)(4)	Ginnie Mae 2013-134 DS, 1.025%, (-1.000*TSFR1M + 5.986%), 09/20/2043	429,464	0.0
126,391 (4)	Ginnie Mae 2013-44 LI, 4.500%, 01/16/2043	14,014	0.0
454,597 (4)	Ginnie Mae 2013-81 IO, 4.500%, 01/16/2040	27,191	0.0
6,196,139 (1)(4)	Ginnie Mae 2014-58 SM, 0.889%, (-1.000*TSFR1M + 5.986%), 04/16/2044	689,086	0.0
1,414,500 (4)	Ginnie Mae 2014-84 PI, 4.500%, 04/20/2043	154,746	0.0
1,359,865 (4)	Ginnie Mae 2015-132 BI, 4.000%, 11/20/2044	175,264	0.0
2,160,620 (1)(4)	Ginnie Mae 2015-69 IL, 0.200%, (-1.000*TSFR1M + 6.586%), 07/20/2034	11,153	0.0
147,299 (4)	Ginnie Mae 2015-94 IU, 4.000%, 08/20/2044	20,782	0.0
4,964,762 (1)(4)	Ginnie Mae 2016-66 ES, 0.975%, (-1.000*TSFR1M + 5.936%), 05/20/2046	619,097	0.0
292,433 (4)	Ginnie Mae 2016-8 PI, 4.000%, 10/20/2044	34,808	0.0
4,440,058 (1)(4)	Ginnie Mae 2018-153 SQ, 1.125%, (-1.000*TSFR1M + 6.086%), 11/20/2048	394,400	0.0
10,734,024 (1)(4)	Ginnie Mae 2018-93 SJ, 1.125%, (-1.000*TSFR1M + 6.086%), 07/20/2048	1,056,821	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
136,270 (4)	Ginnie Mae 2019-111 TI, 5.000%, 09/20/2049	$22,738	0.0
76,252 (4)	Ginnie Mae 2019-86 GI, 6.500%, 07/20/2049	15,780	0.0
289,578 (4)	Ginnie Mae 2019-86 HI, 5.500%, 07/20/2049	58,575	0.0
9,611,918 (1)(4)	Ginnie Mae 2019-89 SC, 1.025%, (-1.000*TSFR1M + 5.986%), 07/20/2049	1,334,029	0.1
19,293,463 (4)	Ginnie Mae 2020-7 EI, 3.500%, 01/20/2050	3,646,958	0.2
21,244,049 (4)	Ginnie Mae 2021-152 ID, 3.000%, 08/20/2051	3,479,110	0.2
38,452,139 (4)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	6,594,550	0.3
21,410,715 (1)(4)	Ginnie Mae 2022-159 SE, 0.655%, (-1.000*SOFR30A + 6.000%), 09/20/2052	1,693,414	0.1
16,391,735 (4)	Ginnie Mae 2022-56 IG, 4.500%, 07/20/2050	3,459,138	0.2
19,642,217 (4)	Ginnie Mae 2023-24 ID, 3.500%, 06/20/2050	3,624,170	0.2
10,267,592 (1)	Ginnie Mae 2023-57 S, 1.770%, (-1.000*SOFR30A + 13.530%), 04/20/2053	9,735,214	0.5
21,812,242 (4)	Ginnie Mae 2023-70 JI, 5.500%, 06/20/2052	4,209,734	0.2
223,475 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	204,733	0.0
354,930 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	325,164	0.0
893,942 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	818,971	0.0
2,195,134 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.625%, 05/25/2050	1,929,512	0.1
3,465,274 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.625%, 05/25/2050	3,014,504	0.2
1,479,646 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.040%, 08/25/2049	1,316,926	0.1
57,422 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	55,098	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,515,902 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.374%, 11/25/2049	$3,353,563	0.2
3,636,649 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.374%, 11/25/2049	3,426,918	0.2
429,970 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.917%, 03/25/2050	405,175	0.0
438,550 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.917%, 03/25/2050	413,259	0.0
1,694,408 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.421%, 10/25/2050	1,400,248	0.1
1,596,397 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,273,756	0.1
3,648,158 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.614%, 09/25/2051	2,988,664	0.2
4,719,961 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.588%, 10/25/2051	3,824,063	0.2
934,551 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.378%, 04/25/2052	783,932	0.0
936,937 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.378%, 04/25/2052	761,188	0.0
2,326,244 (2)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	1,934,684	0.1
2,211,950 (2)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	2,078,828	0.1
2,961,846 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.938%, 04/25/2054	3,113,220	0.2
990,615 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.228%, 06/25/2054	1,063,037	0.1
290,107 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 5.459%, (TSFR1M + 0.494%), 09/19/2037	247,794	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
685 (1)	HomeBanc Mortgage Trust 2004-1 2A, 5.829%, (TSFR1M + 0.974%), 08/25/2029	$665	0.0
2,600,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,982,794	0.1
49,050 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 5.389%, (TSFR1M + 0.534%), 04/25/2046	43,847	0.0
57,426 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.990%, 08/25/2049	55,162	0.0
998,661 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.439%, 08/25/2049	951,013	0.1
2,419,663 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.439%, 08/25/2049	2,297,541	0.1
1,121,218 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.563%, 06/25/2049	1,074,442	0.1
2,340,527 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.151%, 05/25/2052	1,887,915	0.1
875,378 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	748,226	0.0
861,105 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	861,079	0.0
917,096 (1)	JP Morgan Mortgage Trust 2005-A4 B1, 6.123%, 07/25/2035	874,879	0.0
69,887	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	32,709	0.0
137,384	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	64,751	0.0
389,158	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	127,241	0.0
784,352 (1)(2)	JP Morgan Mortgage Trust 2014-5 B3, 2.711%, 10/25/2029	735,142	0.0
416,833 (1)(2)	JP Morgan Mortgage Trust 2016-1 B3, 3.793%, 05/25/2046	395,195	0.0
2,095,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.793%, 05/25/2046	1,619,266	0.1
312,031 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	289,585	0.0
748,559 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.448%, 01/25/2047	671,148	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,199,392 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.775%, 08/25/2047	$1,128,608	0.1
1,537,463 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 5.425%, 10/26/2048	1,507,099	0.1
487,936 (1)(2)	JP Morgan Mortgage Trust 2017-6 B3, 3.774%, 12/25/2048	447,646	0.0
1,377,708 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.774%, 12/25/2048	1,253,937	0.1
953,185 (1)(2)	JP Morgan Mortgage Trust 2017-6 B5, 3.774%, 12/25/2048	782,684	0.0
1,961,900 (1)(2)	JP Morgan Mortgage Trust 2018-1 B2, 3.576%, 06/25/2048	1,790,088	0.1
2,064,057 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.702%, 09/25/2048	1,875,428	0.1
414,302 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.709%, 10/25/2048	378,428	0.0
1,685,460 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,537,279	0.1
92,679 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	85,165	0.0
143,647 (1)(2)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	136,618	0.0
3,431,719 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.041%, 01/25/2049	3,179,740	0.2
876,328 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.254%, 02/25/2049	821,657	0.0
1,731,991 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.254%, 02/25/2049	1,614,567	0.1
153,154 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	146,166	0.0
329,156 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	315,553	0.0
2,649,105 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.457%, 11/25/2049	2,534,802	0.1
78,402 (1)(2)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	72,816	0.0
879,970 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	775,230	0.0
364,951 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	336,170	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
897,409 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	$803,348	0.0
3,538,762 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.936%, 10/25/2049	3,443,967	0.2
223,130 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	206,572	0.0
3,822,151 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.361%, 05/25/2050	3,494,434	0.2
1,685,525 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.668%, 12/25/2049	1,637,161	0.1
1,708,591 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.668%, 12/25/2049	1,646,489	0.1
2,555,281 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.356%, 03/25/2050	2,396,950	0.1
5,947,834 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.356%, 03/25/2050	5,525,469	0.3
247,842 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	227,200	0.0
62,686 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	61,687	0.0
323,838 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	318,648	0.0
3,028,208 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.863%, 10/25/2051	2,446,843	0.1
2,385,082 (1)(2)	JP Morgan Mortgage Trust 2022-2 B3, 3.129%, 08/25/2052	1,939,570	0.1
987,885 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.468%, 05/25/2054	976,242	0.1
1,794,836 (1)(2)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	1,815,639	0.1
1,790,787 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.197%, 10/25/2054	1,934,821	0.1
2,707,072 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.197%, 10/25/2054	2,858,964	0.1
2,460,063 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.954%, 12/25/2054	2,567,808	0.1
447,848 (1)(2)	JP Morgan Trust 2015-3 B3, 3.588%, 05/25/2045	421,477	0.0
1,327,529 (1)(2)	JP Morgan Trust 2015-3 B4, 3.588%, 05/25/2045	1,049,141	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
57,822 (1)	Lehman XS Trust Series 2005-5N 1A2, 5.329%, (TSFR1M + 0.474%), 11/25/2035	$57,225	0.0
1,752,378 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.906%, 07/01/2051	1,420,393	0.1
2,714,336 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.318%, 03/25/2052	2,251,566	0.1
2,000,000 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,637,043	0.1
938,252 (1)	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 5.269%, (TSFR1M + 0.414%), 08/25/2036	226,079	0.0
994,896 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.182%, 03/25/2054	1,047,695	0.1
1,000,000 (2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.067%, 09/25/2054	1,030,315	0.1
270,640 (1)(2)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	267,797	0.0
1,300,000 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.630%, (SOFR30A + 3.350%), 04/25/2034	1,333,870	0.1
181,404 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	166,064	0.0
316,502 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	301,572	0.0
228,433 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	209,765	0.0
1,755,794 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	1,465,732	0.1
2,500,000 (1)(2)	OBX Trust 2022-NQM4 A1B, 3.900%, 04/25/2062	2,417,087	0.1
2,092,253 (1)(2)	Oceanview Mortgage Trust 2021-1 B3, 2.717%, 05/25/2051	1,670,168	0.1
1,071,440,618 (2)(4)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,616,677	0.2
14,391	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	12,654	0.0
130,057 (1)(2)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	124,124	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,933,672 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.980%, (SOFR30A + 2.700%), 12/27/2033	$3,989,842	0.2
2,213,814 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.890%, 09/25/2049	2,019,837	0.1
1,498,435 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.466%, 02/25/2050	1,341,080	0.1
2,336,282 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	1,944,491	0.1
5,220,949 (1)(2)	RCKT Mortgage Trust 2021-6 B3, 2.793%, 12/25/2051	4,155,826	0.2
865,958 (1)(2)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	749,712	0.0
681,094 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	653,695	0.0
1,252,497 (1)(2)	Sequoia Mortgage Trust 2017-1 B2, 3.602%, 02/25/2047	1,172,988	0.1
1,044,939 (1)(2)	Sequoia Mortgage Trust 2018-6 B1, 4.163%, 07/25/2048	993,728	0.1
478,606 (2)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.440%, 03/25/2048	458,662	0.0
1,504,424 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.247%, 06/25/2049	1,438,430	0.1
1,422,566 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	1,329,194	0.1
1,902,849 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.711%, 12/25/2049	1,733,991	0.1
1,903,723 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.711%, 12/25/2049	1,718,404	0.1
711,713 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.911%, 03/25/2049	713,118	0.0
32,566 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	32,280	0.0
152,555 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	146,162	0.0
1,799,890 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.502%, 09/25/2049	1,722,968	0.1
173,074 (1)(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	159,960	0.0
1,361,874 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	1,206,158	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
530,060 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	$432,676	0.0
1,172,319 (1)(2)	Sequoia Mortgage Trust 2021-5 B3, 3.051%, 07/25/2051	955,644	0.1
1,040,524 (1)(2)	Sequoia Mortgage Trust 2022-1 B3, 2.946%, 02/25/2052	866,445	0.0
2,693,422 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	2,693,339	0.1
1,544,794 (2)	Sequoia Mortgage Trust 2024-4 A19, 6.000%, 05/25/2054	1,548,608	0.1
2,000,000 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	1,989,468	0.1
2,728,713 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.642%, 10/25/2047	2,518,717	0.1
2,058,346 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B2, 3.642%, 10/25/2047	1,904,306	0.1
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,629,521	0.1
22,151 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 6.036%, 03/25/2035	20,286	0.0
4,556,412 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 8.180%, (SOFR30A + 2.900%), 02/25/2034	4,613,781	0.2
2,390,209 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.221%, 12/25/2051	1,970,722	0.1
57,138,621 (1)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR1 X, 0.147%, 01/25/2045	574	0.0
20,647,170 (1)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR2 X, 0.089%, 01/25/2045	208	0.0
10,345 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.557%, 10/25/2036	9,504	0.0
51,174 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.020%, 10/25/2036	46,716	0.0
256,702 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 3.982%, 11/25/2036	224,259	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
64,170 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.306%, 12/25/2036	$57,769	0.0
328,035 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.818%, 03/25/2037	266,734	0.0
635,490 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 6.165%, 07/25/2034	601,612	0.0
100,916 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.232%, 06/25/2034	97,995	0.0
66,796 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 3.982%, 11/25/2036	58,354	0.0
367,897 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.750%, (TSFR1M + 1.014%), 11/25/2035	314,502	0.0
435,965	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	406,462	0.0
556,920 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-5 2CB2, 5.569%, (TSFR1M + 0.714%), 07/25/2036	351,876	0.0
1,515,192 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR5 3A, 6.063%, (12MTA + 0.940%), 07/25/2046	937,318	0.1
612,824 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 6.083%, (12MTA + 0.960%), 08/25/2046	336,588	0.0
390,044	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	362,422	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
85,508	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$78,609	0.0
17,828 (1)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.399%, (TSFR1M + 0.544%), 06/25/2037	14,566	0.0
1,252,876 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.655%, 07/25/2047	1,126,896	0.1
352,361 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 1A1, 7.611%, 09/25/2036	321,443	0.0
70,683 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.234%, 12/28/2037	62,530	0.0
1,431,318 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.515%, 09/25/2049	1,080,001	0.1
1,820,198 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.372%, 12/25/2049	1,582,440	0.1
2,657,445 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.158%, 07/25/2050	2,362,483	0.1
1,846,540 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.701%, 12/25/2050	1,403,837	0.1
343,103 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.755%, 08/20/2045	318,193	0.0
	Total Collateralized Mortgage Obligations (Cost $564,940,606)	535,774,657	26.2

CORPORATE BONDS/NOTES: 20.2%
	Basic Materials: 1.4%
1,500,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	1,395,945	0.1
1,400,000 (2)	Antofagasta PLC, 6.250%, 05/02/2034	1,497,566	0.1
1,005,000 (2)	Avient Corp., 6.250%, 11/01/2031	1,031,058	0.1
600,000 (2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	641,485	0.0
150,000 (2)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	140,582	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
700,000 (2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$661,518	0.0
375,000 (2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	348,842	0.0
675,000 (2)	Coeur Mining, Inc., 5.125%, 02/15/2029	656,146	0.0
825,000 (2)(6)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	698,248	0.0
875,000 (2)	Constellium SE, 5.625%, 06/15/2028	873,966	0.1
1,075,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	1,133,117	0.1
625,000 (2)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	681,055	0.0
925,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	915,743	0.1
725,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	733,676	0.0
800,000 (2)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	790,553	0.0
1,750,000 (2)	Inversiones CMPC SA, 6.125%, 02/26/2034	1,859,375	0.1
925,000 (2)(7)	Iris Holdings, Inc., 8.750% (PIK Rate 8.750%, Cash Rate 9.500%), 02/15/2026	866,925	0.1
1,650,000 (6)	JSW Steel Ltd., 5.050%, 04/05/2032	1,518,000	0.1
1,325,000 (2)	LD Celulose International GmbH, 7.950%, 01/26/2032	1,360,113	0.1
675,000 (2)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	657,248	0.0
900,000 (2)	Mativ Holdings, Inc., 6.875%, 10/01/2026	900,157	0.1
935,000 (2)	Mativ Holdings, Inc., 8.000%, 10/01/2029	955,500	0.1
425,000 (2)	NOVA Chemicals Corp., 8.500%, 11/15/2028	454,192	0.0
200,000 (2)	Novelis Corp., 3.250%, 11/15/2026	193,174	0.0
600,000 (2)	Novelis Corp., 3.875%, 08/15/2031	549,097	0.0
250,000 (2)	Novelis Corp., 4.750%, 01/30/2030	242,593	0.0
675,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	626,925	0.0
1,775,000 (2)	OCP SA, 6.750%, 05/02/2034	1,906,741	0.1
400,000 (2)(6)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	382,323	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
400,000 (2)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	$408,619	0.0
2,025,000 (2)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	2,026,012	0.1
800,000 (2)	SPCM SA, 3.125%, 03/15/2027	764,410	0.0
810,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	394,329	0.0
		28,265,233	1.4

	Communications: 2.3%
1,600,000 (2)	Altice France SA, 5.125%, 07/15/2029	1,126,637	0.1
525,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	303,188	0.0
800,000 (2)	Cablevision Lightpath LLC, 5.625%, 09/15/2028	752,050	0.0
1,750,000 (2)(6)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	1,587,613	0.1
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,146,693	0.1
1,000,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	973,502	0.0
1,025,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,009,580	0.1
300,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	299,639	0.0
850,000 (2)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	850,000	0.0
1,200,000 (2)(6)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,162,782	0.1
1,950,000 (2)	CSC Holdings LLC, 11.250%, 05/15/2028	1,883,967	0.1
2,075,000	CT Trust, 5.125%, 02/03/2032	1,909,934	0.1
1,375,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,350,989	0.1
1,300,000 (2)	DISH Network Corp., 11.750%, 11/15/2027	1,365,449	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
675,000 (2)	GCI LLC, 4.750%, 10/15/2028	$648,778	0.0
1,025,000 (2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	641,815	0.0
1,150,000 (2)	Level 3 Financing, Inc., 4.000%, 04/15/2031	842,375	0.0
1,175,000 (2)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,270,469	0.1
1,200,000 (2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,167,731	0.1
1,050,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,054,638	0.1
2,831,000	Meta Platforms, Inc., 4.750%, 08/15/2034	2,890,699	0.1
3,236,000	Meta Platforms, Inc., 5.400%, 08/15/2054	3,392,751	0.2
3,236,000	Meta Platforms, Inc., 5.550%, 08/15/2064	3,459,143	0.2
1,040,000 (2)	Newfold Digital Holdings Group, Inc., 6.000%, 02/15/2029	697,731	0.0
675,000 (2)(6)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	641,972	0.0
865,000 (1)(6)	Paramount Global, 6.375%, 03/30/2062	800,788	0.0
300,000 (2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	290,080	0.0
1,875,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,845,939	0.1
4,101,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,480,761	0.2
850,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	822,450	0.0
1,200,000 (2)(6)	Univision Communications, Inc., 6.625%, 06/01/2027	1,204,715	0.1
525,000 (2)(6)	Viasat, Inc., 6.500%, 07/15/2028	412,447	0.0
425,000 (2)(6)	Viasat, Inc., 7.500%, 05/30/2031	293,131	0.0
625,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	567,763	0.0
1,300,000 (2)(6)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,253,957	0.1
765,000 (2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	681,716	0.0
1,500,000 (2)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,526,906	0.1
		46,610,778	2.3

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 2.6%
600,000 (2)(6)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	$594,844	0.0
300,000 (2)(6)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	318,638	0.0
275,000 (2)	Allison Transmission, Inc., 3.750%, 01/30/2031	250,233	0.0
625,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	629,382	0.0
775,000 (2)(6)	American Airlines, Inc., 7.250%, 02/15/2028	794,000	0.1
145,833 (2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	145,537	0.0
525,000 (6)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	511,495	0.0
475,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	455,022	0.0
75,000 (2)	Bath & Body Works, Inc., 9.375%, 07/01/2025	77,186	0.0
450,000 (2)	Brinker International, Inc., 5.000%, 10/01/2024	450,000	0.0
925,000 (2)(6)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	880,473	0.1
900,000 (2)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	940,843	0.1
525,000 (2)	Carnival Corp., 4.000%, 08/01/2028	506,720	0.0
1,325,000 (2)(6)	Carnival Corp., 6.000%, 05/01/2029	1,343,317	0.1
1,510,500 (2)(7)	Carvana Co., 12.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	1,587,683	0.1
900,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	901,653	0.1
800,000 (2)	Cinemark USA, Inc., 7.000%, 08/01/2032	835,811	0.1
108,782 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	108,685	0.0
700,000 (2)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	740,365	0.0
1,400,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,345,839	0.1
1,250,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,217,788	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
725,000 (2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	$639,132	0.0
225,000 (2)(6)	Gap, Inc., 3.625%, 10/01/2029	203,748	0.0
600,000 (2)(6)	Gap, Inc., 3.875%, 10/01/2031	525,129	0.0
605,000 (2)	Gates Corp., 6.875%, 07/01/2029	627,448	0.0
4,125,000	General Motors Financial Co., Inc., 5.800%, 01/07/2029	4,291,814	0.2
815,000 (2)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	829,985	0.1
605,000 (2)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	616,844	0.0
4,125,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	4,353,896	0.2
650,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	648,326	0.0
725,000 (2)	Interface, Inc., 5.500%, 12/01/2028	711,204	0.0
200,000 (2)	International Game Technology PLC, 4.125%, 04/15/2026	197,519	0.0
900,000 (2)(6)	International Game Technology PLC, 5.250%, 01/15/2029	897,190	0.1
725,000 (2)	Lithia Motors, Inc., 4.375%, 01/15/2031	675,177	0.0
225,000	M/I Homes, Inc., 3.950%, 02/15/2030	211,465	0.0
525,000	M/I Homes, Inc., 4.950%, 02/01/2028	516,555	0.0
325,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	272,697	0.0
450,000 (2)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	436,659	0.0
800,000 (2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	752,500	0.0
400,000	MGM Resorts International, 4.625%, 09/01/2026	397,769	0.0
400,000	MGM Resorts International, 4.750%, 10/15/2028	392,275	0.0
225,000	MGM Resorts International, 6.500%, 04/15/2032	229,432	0.0
1,225,000 (2)(6)	Michaels Cos., Inc., 5.250%, 05/01/2028	905,390	0.1
650,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	632,379	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
200,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	$200,014	0.0
225,000 (2)	NCL Corp. Ltd., 5.875%, 03/15/2026	225,154	0.0
150,000 (2)	NCL Corp. Ltd., 8.375%, 02/01/2028	157,629	0.0
500,000 (2)(6)	NCL Finance Ltd., 6.125%, 03/15/2028	510,355	0.0
700,000 (2)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	758,857	0.1
550,000 (2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	586,443	0.0
1,935,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,953,632	0.1
430,000 (2)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	435,913	0.0
825,000 (6)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	848,082	0.1
750,000 (2)(6)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	744,818	0.0
800,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	807,553	0.1
351,455 (2)	Staples, Inc., 12.750%, 01/15/2030	289,088	0.0
955,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	922,868	0.1
625,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	557,776	0.0
150,000 (2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	140,037	0.0
725,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	724,266	0.0
450,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	443,132	0.0
1,520,000 (2)(6)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,343,980	0.1
1,525,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,525,002	0.1
225,000 (2)	Viking Cruises Ltd., 7.000%, 02/15/2029	228,011	0.0
750,000 (2)(6)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	645,015	0.0
800,000 (6)	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	599,307	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,000,000 (6)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	$999,097	0.1
875,000 (2)	William Carter Co., 5.625%, 03/15/2027	873,998	0.1
950,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	951,373	0.1
450,000 (2)	ZF North America Capital, Inc., 4.750%, 04/29/2025	446,413	0.0
440,000 (2)	ZF North America Capital, Inc., 6.875%, 04/14/2028	444,519	0.0
		52,962,379	2.6

	Consumer, Non-cyclical: 2.9%
700,000 (2)(6)	1375209 BC Ltd., 9.000%, 01/30/2028	694,421	0.0
850,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	830,509	0.1
570,000 (2)(6)	AdaptHealth LLC, 4.625%, 08/01/2029	528,402	0.0
805,000 (2)(6)	ADT Security Corp., 4.125%, 08/01/2029	769,626	0.0
550,000 (2)	AHP Health Partners, Inc., 5.750%, 07/15/2029	541,551	0.0
525,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	491,004	0.0
575,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	579,275	0.0
500,000 (2)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	470,532	0.0
1,050,000 (2)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	986,213	0.1
725,000 (2)(6)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	649,914	0.0
375,000 (2)	APi Group DE, Inc., 4.125%, 07/15/2029	352,938	0.0
425,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	409,845	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,175,000 (2)(6)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	$1,202,770	0.1
650,000 (2)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	688,187	0.0
750,000 (2)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	587,621	0.0
565,000 (2)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	510,808	0.0
775,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	811,861	0.1
310,000 (2)(6)	Brink's Co., 6.500%, 06/15/2029	321,423	0.0
310,000 (2)	Brink's Co., 6.750%, 06/15/2032	323,735	0.0
1,000,000 (2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	970,797	0.1
750,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	788,528	0.0
1,575,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,450,772	0.1
1,225,000 (2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,206,396	0.1
910,000 (2)	Cimpress PLC, 7.375%, 09/15/2032	918,509	0.1
2,589,000	Coca-Cola Co., 5.200%, 01/14/2055	2,718,465	0.1
750,000 (2)	CPI CG, Inc., 10.000%, 07/15/2029	790,073	0.0
275,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	248,280	0.0
1,100,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	1,049,439	0.1
5,054,000 (2)	Element Fleet Management Corp., 6.319%, 12/04/2028	5,388,360	0.3
800,000 (2)(6)	Embecta Corp., 5.000%, 02/15/2030	737,266	0.0
1,025,000 (6)	Encompass Health Corp., 4.750%, 02/01/2030	1,002,652	0.1
750,000 (2)(6)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	796,411	0.1
225,000 (2)	Fiesta Purchaser, Inc., 9.625%, 09/15/2032	233,468	0.0
225,000 (2)	Garda World Security Corp., 4.625%, 02/15/2027	221,116	0.0
800,000 (2)	Garda World Security Corp., 6.000%, 06/01/2029	768,495	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
650,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	$650,373	0.0
1,000,000 (2)(6)	Jazz Securities DAC, 4.375%, 01/15/2029	967,920	0.1
875,000 (2)	LifePoint Health, Inc., 10.000%, 06/01/2032	963,040	0.1
800,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	758,092	0.0
700,000 (2)	Medline Borrower L.P., 5.250%, 10/01/2029	687,346	0.0
1,000,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	892,000	0.1
1,600,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	1,749,600	0.1
750,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	692,113	0.0
400,000	New Albertsons L.P., 7.450%, 08/01/2029	419,750	0.0
1,100,000 (2)(6)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,037,060	0.1
400,000 (2)(6)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	424,280	0.0
975,000 (2)	Performance Food Group, Inc., 6.125%, 09/15/2032	997,528	0.1
700,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	699,654	0.0
975,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	983,185	0.1
675,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	646,464	0.0
395,000 (2)	Post Holdings, Inc., 5.625%, 01/15/2028	398,723	0.0
935,000 (2)	Post Holdings, Inc., 6.250%, 10/15/2034	943,232	0.1
190,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	193,575	0.0
1,100,000 (2)(6)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,101,126	0.1
760,000 (2)(6)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	729,461	0.0
675,000 (2)	Select Medical Corp., 6.250%, 08/15/2026	679,653	0.0
605,000	Service Corp. International, 5.750%, 10/15/2032	609,718	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
685,000 (2)(6)	Simmons Foods, Inc./Simmons Prepared Foods,, Inc. ./Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$650,568	0.0
530,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	551,072	0.0
700,000 (2)(6)	Star Parent, Inc., 9.000%, 10/01/2030	752,380	0.0
640,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	620,422	0.0
275,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	265,366	0.0
650,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	648,066	0.0
1,075,000 (6)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,084,439	0.1
1,015,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,032,856	0.1
760,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	759,920	0.0
675,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	644,444	0.0
275,000 (6)	United Rentals North America, Inc., 3.750%, 01/15/2032	251,306	0.0
700,000 (6)	United Rentals North America, Inc., 4.875%, 01/15/2028	695,360	0.0
1,460,000 (2)	US Foods, Inc., 5.750%, 04/15/2033	1,465,217	0.1
875,000 (2)	Varex Imaging Corp., 7.875%, 10/15/2027	894,064	0.1
800,000 (2)(6)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	843,350	0.1
375,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	364,824	0.0
700,000 (2)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	699,905	0.0
		60,487,114	2.9

	Energy: 2.4%
500,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	495,171	0.0
700,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	701,174	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
635,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$638,657	0.0
400,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.625%, 09/01/2032	410,478	0.0
108,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	108,426	0.0
850,000 (2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	840,419	0.1
225,000 (2)	Baytex Energy Corp., 7.375%, 03/15/2032	224,395	0.0
825,000 (2)	Baytex Energy Corp., 8.500%, 04/30/2030	855,765	0.1
310,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	306,039	0.0
975,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	977,941	0.1
800,000 (2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	800,917	0.0
475,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	475,919	0.0
550,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	579,115	0.0
162,000	Devon Energy Corp., 4.500%, 01/15/2030	160,626	0.0
275,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	263,252	0.0
475,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	449,988	0.0
820,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	844,956	0.1
2,500,000	Ecopetrol SA, 6.875%, 04/29/2030	2,503,425	0.1
1,030,000	Ecopetrol SA, 8.375%, 01/19/2036	1,054,205	0.1
700,000 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	623,781	0.0
340,000 (2)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	345,100	0.0
1,200,000	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,218,000	0.1
1,425,000 (2)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	1,502,306	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
900,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	$916,790	0.1
200,000 (2)(6)	Encino Acquisition Partners Holdings LLC, 8.750%, 05/01/2031	210,507	0.0
825,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	853,963	0.1
2,725,000 (1)	Energy Transfer L.P. G, 7.125%, 12/31/2199	2,790,468	0.1
1,200,000 (6)	EnLink Midstream LLC, 5.375%, 06/01/2029	1,231,258	0.1
425,000 (2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	425,948	0.0
675,000 (2)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	700,710	0.0
400,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	425,002	0.0
725,000 (2)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	784,586	0.0
425,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	413,804	0.0
450,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	439,024	0.0
450,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	438,510	0.0
1,575,000 (2)(6)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	1,774,237	0.1
775,000 (2)(6)	Kinetik Holdings L.P., 5.875%, 06/15/2030	780,906	0.0
775,000 (2)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	802,654	0.0
200,000 (2)	Matador Resources Co., 6.500%, 04/15/2032	199,851	0.0
900,000 (2)	Matador Resources Co., 6.875%, 04/15/2028	916,125	0.1
1,000,000	Medco Maple Tree Pte Ltd., 8.960%, 04/27/2029	1,059,375	0.1
785,000 (2)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	775,657	0.0
775,000	Murphy Oil Corp., 6.375%, 07/15/2028	787,980	0.0
825,000 (2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	824,935	0.1
300,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	305,061	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	$791,250	0.0
3,300,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,240,600	0.2
1,475,000 (2)	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.240%, 07/03/2036	1,580,551	0.1
1,500,000 (2)	Raizen Fuels Finance S.A., 6.450%, 03/05/2034	1,582,350	0.1
1,400,000 (2)(6)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	1,392,300	0.1
415,000 (2)	SM Energy Co., 6.750%, 08/01/2029	417,043	0.0
1,025,000	Southwestern Energy Co., 5.375%, 02/01/2029	1,022,396	0.1
225,000 (2)	Sunoco L.P., 7.000%, 05/01/2029	235,264	0.0
315,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	303,090	0.0
690,000 (6)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	661,609	0.0
375,000 (2)	Talos Production, Inc., 9.000%, 02/01/2029	386,475	0.0
500,000 (2)	Talos Production, Inc., 9.375%, 02/01/2031	514,488	0.0
450,000 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	450,492	0.0
120,000 (2)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	123,708	0.0
800,000 (2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	744,416	0.0
920,000 (2)	Venture Global LNG, Inc., 7.000%, 01/15/2030	940,573	0.1
875,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	912,791	0.1
775,000 (2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	818,870	0.0
		50,355,672	2.4

	Financial: 4.7%
390,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	376,495	0.0
745,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	767,328	0.0
355,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	371,008	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
960,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$971,267	0.1
800,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	812,082	0.1
425,000 (6)	Ally Financial, Inc., 5.750%, 11/20/2025	426,977	0.0
350,000 (6)	Ally Financial, Inc., 6.700%, 02/14/2033	358,168	0.0
4,125,000 (1)	American Express Co., 5.282%, 07/27/2029	4,273,582	0.2
800,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	760,485	0.0
950,000 (2)	AssuredPartners, Inc., 5.625%, 01/15/2029	915,396	0.1
984,000 (1)(2)	Banco del Estado de Chile, 7.950%, 12/31/2199	1,060,260	0.1
1,300,000 (2)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	1,362,348	0.1
3,000,000 (1)	Bank of America Corp., MTN, 3.384%, 04/02/2026	2,976,471	0.2
825,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	787,860	0.0
625,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	625,288	0.0
4,125,000	Crown Castle, Inc., 5.600%, 06/01/2029	4,314,048	0.2
1,800,000 (1)(2)	Danske Bank A/S, 6.466%, 01/09/2026	1,806,109	0.1
835,000 (2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	843,514	0.1
725,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	727,255	0.0
430,000 (2)	Freedom Mortgage Corp., 12.250%, 10/01/2030	481,970	0.0
175,000 (2)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	180,138	0.0
4,000 (1)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	4,145	0.0
8,251,000 (1)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	8,673,235	0.4
2,000,000 (1)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,968,469	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
198,000 (1)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$198,961	0.0
8,251,000 (1)	JPMorgan Chase & Co., 5.571%, 04/22/2028	8,508,451	0.4
200,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	195,603	0.0
675,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	659,801	0.0
4,125,000 (2)	Met Tower Global Funding, 5.250%, 04/12/2029	4,313,205	0.2
400,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	369,515	0.0
515,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	499,380	0.0
4,020,000 (1)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	4,158,947	0.2
2,000,000 (1)	Morgan Stanley, 0.985%, 12/10/2026	1,917,084	0.1
2,000,000 (1)	Morgan Stanley, 2.188%, 04/28/2026	1,969,092	0.1
2,500,000 (1)	Morgan Stanley, 4.679%, 07/17/2026	2,497,089	0.1
5,000 (1)	Morgan Stanley, 5.466%, 01/18/2035	5,230	0.0
7,000 (1)	Morgan Stanley, 5.831%, 04/19/2035	7,522	0.0
16,000 (1)	Morgan Stanley, 6.627%, 11/01/2034	18,104	0.0
61,000 (1)	Morgan Stanley, MTN, 5.424%, 07/21/2034	63,640	0.0
8,251,000 (1)	Morgan Stanley, MTN, 5.652%, 04/13/2028	8,519,145	0.4
675,000 (6)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	543,616	0.0
825,000 (6)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	740,840	0.0
575,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	572,687	0.0
875,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	840,096	0.1
350,000 (6)	Navient Corp., 5.000%, 03/15/2027	347,182	0.0
250,000	Navient Corp., 6.750%, 06/25/2025	251,729	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
340,000 (6)	OneMain Finance Corp., 4.000%, 09/15/2030	$303,104	0.0
800,000 (6)	OneMain Finance Corp., 5.375%, 11/15/2029	769,450	0.0
325,000	OneMain Finance Corp., 7.125%, 03/15/2026	332,044	0.0
825,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	865,998	0.1
850,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	884,314	0.1
10,000 (1)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	10,811	0.0
600,000 (2)	PRA Group, Inc., 5.000%, 10/01/2029	552,500	0.0
165,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	170,641	0.0
925,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	968,719	0.1
375,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	367,015	0.0
975,000 (2)	Ryan Specialty LLC, 5.875%, 08/01/2032	991,917	0.1
4,194,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	4,366,343	0.2
125,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	124,870	0.0
1,030,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,024,161	0.1
760,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	797,707	0.1
2,000,000 (1)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	1,996,996	0.1
8,251,000 (1)	Wells Fargo & Co., MTN, 5.707%, 04/22/2028	8,521,283	0.4
200,000 (2)	XHR LP, 6.375%, 08/15/2025	200,140	0.0
		96,288,830	4.7

	Industrial: 2.3%
650,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	676,576	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,400,000 (2)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	$1,466,360	0.1
910,000 (2)	Arcosa, Inc., 6.875%, 08/15/2032	953,138	0.1
800,000 (2)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	714,826	0.0
4,190,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	4,313,129	0.2
475,000 (2)(6)	Bombardier, Inc., 7.500%, 02/01/2029	503,006	0.0
312,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	313,071	0.0
200,000 (2)(6)	Bombardier, Inc., 8.750%, 11/15/2030	219,865	0.0
875,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	872,294	0.1
150,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	149,073	0.0
775,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	758,421	0.0
1,775,000 (1)	Cemex SAB de CV, 5.125%, 12/31/2199	1,751,481	0.1
800,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	844,141	0.0
725,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	743,385	0.0
900,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	929,110	0.1
1,025,000 (2)(6)	Energizer Holdings, Inc., 4.750%, 06/15/2028	995,592	0.1
950,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	946,890	0.1
1,584,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,576,080	0.1
750,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	720,951	0.0
450,000 (2)	GFL Environmental, Inc., 4.375%, 08/15/2029	431,722	0.0
325,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	319,185	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
350,000 (2)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	$361,095	0.0
1,025,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,015,934	0.1
975,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	952,240	0.1
400,000 (2)(7)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.000%, Cash Rate 9.750%), 01/15/2026	400,250	0.0
675,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	670,964	0.0
1,000,000 (2)(6)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	1,043,750	0.1
1,750,000 (2)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	1,809,500	0.1
875,000 (2)	Madison IAQ LLC, 5.875%, 06/30/2029	852,694	0.1
800,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	817,970	0.0
1,520,000 (2)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	1,483,124	0.1
1,150,000 (2)(6)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,182,869	0.1
4,125,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	4,262,128	0.2
400,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	394,512	0.0
725,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	701,209	0.0
425,000 (2)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	432,491	0.0
875,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	802,057	0.0
2,100,000 (2)	Sisecam UK PLC, 8.250%, 05/02/2029	2,171,883	0.1
900,000 (2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	971,711	0.1
675,000 (2)(6)	Standard Industries, Inc., 3.375%, 01/15/2031	601,921	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
425,000 (2)	Standard Industries, Inc., 4.375%, 07/15/2030	$402,574	0.0
625,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	618,716	0.0
440,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	441,926	0.0
775,000 (6)	TransDigm, Inc., 4.625%, 01/15/2029	749,073	0.0
700,000	TransDigm, Inc., 5.500%, 11/15/2027	698,123	0.0
955,000 (2)	TransDigm, Inc., 6.000%, 01/15/2033	969,244	0.1
550,000 (2)	TransDigm, Inc., 6.625%, 03/01/2032	573,426	0.0
650,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	633,472	0.0
1,005,000 (2)	Wilsonart LLC, 11.000%, 08/15/2032	1,006,267	0.1
		47,219,419	2.3

	Technology: 0.4%
800,000 (2)	Amentum Escrow Corp., 7.250%, 08/01/2032	835,638	0.1
1,675,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,667,984	0.1
500,000 (2)	Entegris Escrow Corp., 5.950%, 06/15/2030	509,728	0.0
350,000 (2)	Entegris, Inc., 3.625%, 05/01/2029	327,419	0.0
700,000 (2)(6)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	739,394	0.0
775,000 (2)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	853,794	0.1
400,000 (2)	Open Text Corp., 3.875%, 12/01/2029	372,218	0.0
800,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	751,739	0.0
790,000 (2)	Playtika Holding Corp., 4.250%, 03/15/2029	725,691	0.0
825,000 (2)	UKG, Inc., 6.875%, 02/01/2031	853,072	0.1
		7,636,677	0.4

	Utilities: 1.2%
386,052	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	349,848	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,278,798 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	$1,158,872	0.1
1,500,000 (2)	Alpha Generation LLC, 6.750%, 10/15/2032	1,522,084	0.1
475,000 (2)	Calpine Corp., 4.500%, 02/15/2028	464,110	0.0
400,000 (2)	Calpine Corp., 5.000%, 02/01/2031	387,638	0.0
650,000 (2)	Calpine Corp., 5.125%, 03/15/2028	641,435	0.0
100,000 (2)	Calpine Corp., 5.250%, 06/01/2026	99,685	0.0
1,900,000 (2)	Centrais Eletricas Brasileiras SA, 6.500%, 01/11/2035	1,911,704	0.1
1,225,000 (2)	Comision Federal de Electricidad, 5.700%, 01/24/2030	1,230,757	0.1
1,700,000 (2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	1,697,450	0.1
225,000 (2)	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.250%, 01/31/2041	234,281	0.0
800,000 (2)	Lightning Power LLC, 7.250%, 08/15/2032	841,918	0.1
3,681,000 (1)	National Rural Utilities Cooperative Finance Corp., 8.427%, (TSFR3M + 3.172%), 04/30/2043	3,682,899	0.2
2,875,000 (1)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,866,002	0.2
1,950,000 (2)	Niagara Energy SAC, 5.746%, 10/03/2034	1,960,725	0.1
2,950,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,410,991	0.1
700,000	TransAlta Corp., 7.750%, 11/15/2029	740,001	0.0
475,000 (2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	460,119	0.0
750,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	750,344	0.0
350,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	349,722	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
475,000 (2)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	$511,750	0.0
		24,272,335	1.2
	Total Corporate Bonds/ Notes (Cost $405,691,026)	414,098,437	20.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.3%
1,971,929 (1)(2)	AREIT LLC 2023-CRE8 A, 7.195%, (TSFR1M + 2.112%), 08/17/2041	1,983,178	0.1
3,500,000 (1)(2)	ARES1 2024-IND2 A, 6.293%, (TSFR1M + 1.443%), 10/15/2034	3,504,157	0.2
1,500,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	1,547,721	0.1
5,000,000 (1)(2)	BAMLL Trust 2024-BHP A, 7.447%, (TSFR1M + 2.350%), 08/15/2039	5,029,181	0.2
685,000 (1)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	584,791	0.0
5,320,000 (1)(2)(4)	BANK 2017-BNK4 XE, 1.635%, 05/15/2050	169,486	0.0
4,380,000 (2)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,513,721	0.2
16,600,000 (1)(2)(4)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	573,771	0.0
9,517,118 (1)(4)	BANK 2019-BN16 XA, 1.096%, 02/15/2052	312,564	0.0
48,483,359 (1)(4)	BANK 2019-BN17 XA, 1.150%, 04/15/2052	1,779,700	0.1
28,648,511 (1)(4)	BANK 2019-BN19 XA, 1.070%, 08/15/2061	1,094,380	0.1
57,560,708 (1)(4)	BANK 2019-BN22 XA, 0.704%, 11/15/2062	1,473,931	0.1
1,500,000 (1)	BANK 2019-BN24 C, 3.634%, 11/15/2062	1,236,633	0.1
2,000,000	BBCMS Mortgage Trust 2024-5C27 A3, 6.014%, 07/15/2057	2,118,735	0.1
10,151,148 (1)(4)	BBCMS Trust 2021-C10 XA, 1.337%, 07/15/2054	597,782	0.0
2,000,000 (1)(2)	BDS LLC 2024-FL13 A, 6.776%, (TSFR1M + 1.576%), 09/19/2039	2,006,751	0.1
1,437,705 (1)(2)	BDS Ltd. 2021-FL10 A, 6.479%, (TSFR1M + 1.464%), 12/16/2036	1,436,544	0.1
96,585,710 (1)(4)	Benchmark Mortgage Trust 2018-B7 XA, 0.564%, 05/15/2053	1,237,108	0.1
43,917,576 (1)(4)	Benchmark Mortgage Trust 2019-B10 XA, 1.385%, 03/15/2062	1,930,757	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,285,000 (1)(2)(4)	Benchmark Mortgage Trust 2019-B10 XB, 1.077%, 03/15/2062	$1,530,613	0.1
40,147,701 (1)(4)	Benchmark Mortgage Trust 2019-B12 XA, 1.209%, 08/15/2052	1,490,971	0.1
3,090,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	1,988,390	0.1
7,330,000 (1)(2)(4)	Benchmark Mortgage Trust 2019-B9 XD, 2.159%, 03/15/2052	529,891	0.0
950,000 (1)	Benchmark Mortgage Trust 2020-B16 AM, 2.944%, 02/15/2053	848,818	0.0
17,376,618 (1)(4)	Benchmark Mortgage Trust 2021-B24 XA, 1.259%, 03/15/2054	849,275	0.0
9,782,621 (1)(4)	Benchmark Mortgage Trust 2021-B28 XA, 1.377%, 08/15/2054	594,834	0.0
4,000,000 (1)	Benchmark Mortgage Trust 2024-V8 A3, 6.189%, 07/15/2057	4,271,174	0.2
2,000,000 (1)(2)	BFLD Mortgage Trust 2024-WRHS A, 6.589%, (TSFR1M + 1.492%), 08/15/2026	2,002,004	0.1
2,100,000 (1)(2)	BIG Commercial Mortgage Trust 2022-BIG B, 6.838%, (TSFR1M + 1.741%), 02/15/2039	2,081,748	0.1
2,500,000 (1)(2)	BLP Commercial Mortgage Trust 2024-IND2 C, 6.988%, (TSFR1M + 1.891%), 03/15/2041	2,494,739	0.1
2,653,000 (2)(5)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,076,317	0.1
3,002,000 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.440%, 05/25/2052	2,421,078	0.1
1,100,000	BMO Mortgage Trust 2024-5C6 A3, 5.316%, 09/15/2057	1,133,743	0.1
4,100,000 (1)(2)	BMP 2024-MF23 C, 6.938%, (TSFR1M + 1.841%), 06/15/2041	4,092,807	0.2
2,500,000 (1)(2)	BX 2024-BRVE A, 6.938%, (TSFR1M + 1.841%), 04/15/2026	2,503,102	0.1
5,000,000 (1)(2)	BX 2024-PALM A, 6.638%, (TSFR1M + 1.541%), 06/15/2037	5,006,538	0.2
4,970,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 7.382%, (TSFR1M + 2.285%), 10/15/2036	4,914,557	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,500,000 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT D, 6.861%, (TSFR1M + 1.764%), 09/15/2036	$3,466,488	0.2
1,500,000 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 7.611%, (TSFR1M + 2.514%), 09/15/2036	1,490,686	0.1
2,556,151 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 A, 6.858%, (TSFR1M + 1.761%), 12/09/2040	2,568,197	0.1
2,500,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 A, 6.592%, (TSFR1M + 1.492%), 10/15/2041	2,504,155	0.1
5,000,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC A, 6.788%, (TSFR1M + 1.691%), 08/15/2039	5,015,199	0.2
2,000,000 (1)(2)	BX Commercial Mortgage Trust 2024-KING A, 6.638%, (TSFR1M + 1.541%), 05/15/2034	2,002,561	0.1
1,328,182 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 7.786%, (TSFR1M + 2.690%), 02/15/2039	1,328,681	0.1
1,458,014 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 C, 7.287%, (TSFR1M + 2.191%), 02/15/2039	1,460,631	0.1
4,622,838 (1)(2)	BX Commercial Mortgage Trust 2024-XL5 C, 7.037%, (TSFR1M + 1.941%), 03/15/2041	4,611,896	0.2
3,500,000 (1)(2)	BX Trust 2021-LBA EJV, 7.211%, (TSFR1M + 2.114%), 02/15/2036	3,435,434	0.2
2,767,834 (1)(2)	BX Trust 2021-LBA EV, 7.211%, (TSFR1M + 2.114%), 02/15/2036	2,704,909	0.1
941,921 (1)(2)	BX Trust 2021-SDMF D, 6.598%, (TSFR1M + 1.501%), 09/15/2034	923,007	0.0
1,412,881 (1)(2)	BX Trust 2021-SDMF E, 6.798%, (TSFR1M + 1.701%), 09/15/2034	1,372,522	0.1
800,758 (1)(2)	BX Trust 2022-FOX2 C, 6.406%, (TSFR1M + 1.309%), 04/15/2039	780,835	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,180,000 (1)(2)	BX Trust 2022-LBA6 C, 6.697%, (TSFR1M + 1.600%), 01/15/2039	$1,169,846	0.1
1,000,000 (1)(2)	BX Trust 2022-LBA6 D, 7.097%, (TSFR1M + 2.000%), 01/15/2039	989,446	0.0
1,500,000 (1)(2)	BX Trust 2022-VAMF F, 8.396%, (TSFR1M + 3.299%), 01/15/2039	1,478,643	0.1
7,000,000 (2)	BX Trust 2023-LIFE C, 5.884%, 02/15/2028	6,715,820	0.3
2,750,000 (1)(2)	BX Trust 2024-BIO B, 7.038%, (TSFR1M + 1.941%), 02/15/2041	2,736,675	0.1
1,780,334 (1)(2)	BX Trust 2024-CNYN C, 7.038%, (TSFR1M + 1.941%), 04/15/2041	1,778,358	0.1
1,236,343 (1)(2)	BX Trust 2024-CNYN D, 7.787%, (TSFR1M + 2.690%), 04/15/2041	1,240,038	0.1
3,000,000 (1)(2)	BX Trust 2024-VLT4 A, 6.588%, (TSFR1M + 1.491%), 07/15/2029	3,004,692	0.1
4,000,000 (1)(2)	Caliun 2024-SUN A, 6.988%, (TSFR1M + 1.891%), 07/15/2041	4,010,407	0.2
88,844,712 (1)(4)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.272%, 05/15/2052	3,445,376	0.2
34,571,616 (1)(4)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.311%, 11/15/2052	1,520,314	0.1
1,250,000 (1)	CCUBS Commercial Mortgage Trust 2017-C1 B, 4.159%, 11/15/2050	1,175,065	0.1
6,486,920 (1)(4)	CD Mortgage Trust 2016-CD1 XA, 1.477%, 08/10/2049	95,287	0.0
14,660,000 (1)(2)(4)	CD Mortgage Trust 2016-CD1 XB, 0.810%, 08/10/2049	143,328	0.0
291,791 (1)(2)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.245%, 11/10/2046	267,115	0.0
1,000,000	Citigroup Commercial Mortgage Trust 2015-GC31 A4, 3.762%, 06/10/2048	986,598	0.0
21,084,682 (1)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.126%, 10/12/2050	488,320	0.0
37,592,738 (1)(4)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.161%, 08/10/2056	1,456,363	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
446,045 (1)(2)	COMM Mortgage Trust 2013-CR10 E, 4.380%, 08/10/2046	$399,991	0.0
2,000,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	1,979,651	0.1
1,000,000 (1)	COMM Mortgage Trust 2015-CR27 B, 4.487%, 10/10/2048	944,884	0.0
9,328,677 (1)(4)	COMM Mortgage Trust 2016-COR1 XA, 1.444%, 10/10/2049	151,221	0.0
1,601,765	COMM Mortgage Trust 2016-CR28 A4, 3.762%, 02/10/2049	1,579,857	0.1
1,996,702 (1)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.710%, 02/10/2049	9,897	0.0
1,500,000 (1)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,415,828	0.1
5,725,000 (1)(2)	COMM Mortgage Trust 2020-CBM F, 3.754%, 02/10/2037	5,351,751	0.3
4,368,327 (1)(2)(4)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.928%, 10/05/2030	85	0.0
1,500,000 (1)(2)	CONE Trust 2024-DFW1 A, 6.738%, (TSFR1M + 1.642%), 08/15/2041	1,502,653	0.1
2,200,000 (1)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	1,833,234	0.1
1,250,000 (1)(2)	DBGS 2024-SBL A, 6.979%, (TSFR1M + 1.882%), 08/15/2034	1,250,489	0.1
3,500,000 (1)(2)	DC Trust 2024-HLTN A, 5.933%, 04/13/2040	3,573,600	0.2
2,500,000 (1)(2)	DK Trust 2024-SPBX C, 7.047%, (TSFR1M + 1.950%), 03/15/2034	2,491,043	0.1
2,750,000 (1)(2)	DK Trust 2024-SPBX D, 7.847%, (TSFR1M + 2.750%), 03/15/2034	2,742,009	0.1
2,000,000 (1)(2)	DTP Commercial Mortgage Trust 2023-STE2 A, 6.038%, 01/15/2041	2,054,279	0.1
2,000,000 (2)	ELM Trust 2024-ELM C15, 6.396%, 06/10/2039	2,046,622	0.1
7,759,844 (1)(2)	EQUS Mortgage Trust 2021-EQAZ C, 6.561%, (TSFR1M + 1.464%), 10/15/2038	7,704,272	0.4

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
891,035 (1)(2)	Extended Stay America Trust 2021-ESH E, 8.061%, (TSFR1M + 2.964%), 07/15/2038	$892,665	0.0
1,782,071 (1)(2)	Extended Stay America Trust 2021-ESH F, 8.911%, (TSFR1M + 3.814%), 07/15/2038	1,785,067	0.1
2,500,000 (2)	Fashion Show Mall LLC 2024-SHOW A, 5.274%, 10/10/2029	2,497,852	0.1
19,883,194 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.692%, 04/25/2030	1,404,142	0.1
2,427,218 (1)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.094%, 08/25/2036	196,533	0.0
9,878,000 (2)(5)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	6,668,472	0.3
187,678,386 (2)(4)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	412,329	0.0
21,120,000 (2)(4)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	72,956	0.0
3,700,000 (1)(2)	FS Trust 2024-HULA A, 6.908%, (TSFR1M + 1.811%), 08/15/2039	3,711,702	0.2
2,442,000 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	2,033,579	0.1
4,690,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.990%, 11/27/2050	3,979,069	0.2
2,676,000 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,973,535	0.1
91,079 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	90,553	0.0
1,850,000 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,748,597	0.1
1,816,000 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,800,353	0.1
1,849,000 (2)(5)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,723,292	0.1
2,975,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.390%, 09/27/2051	2,418,373	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,263,000 (2)(5)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	$2,206,404	0.1
2,751,000 (2)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	2,666,088	0.1
2,238,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.000%, 09/27/2051	2,108,848	0.1
1,900,000 (2)(5)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,340,274	0.1
2,263,000 (2)(5)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	2,199,992	0.1
2,237,000 (2)(5)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	2,054,543	0.1
2,500,000 (1)(2)	Great Wolf Trust 2024-WOLF D, 7.987%, (TSFR1M + 2.890%), 03/15/2039	2,509,110	0.1
10,000,000 (1)(2)	GS Mortgage Securities Corp. Trust 2021-ARDN B, 6.861%, (TSFR1M + 1.764%), 11/15/2036	9,919,332	0.5
1,000,000 (1)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	975,528	0.0
1,200,000 (1)	GS Mortgage Securities Trust 2016-GS3 C, 4.104%, 10/10/2049	1,090,857	0.1
500,000 (1)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	461,442	0.0
13,132,125 (1)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.170%, 02/10/2052	481,372	0.0
32,783,776 (1)(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.262%, 07/10/2052	1,317,014	0.1
660,000	GS Mortgage Securities Trust 2019-GSA1 B, 3.511%, 11/10/2052	586,293	0.0
80,852,861 (1)(4)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.929%, 11/10/2052	2,624,468	0.1
5,000,000 (1)(2)	GSMS Trustair 2024-FAIR A, 6.072%, 07/15/2029	5,149,788	0.3
5,300,000 (2)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	5,421,385	0.3

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,972,300 (1)(2)	INTOWN Mortgage Trust 2022-STAY D, 9.231%, (TSFR1M + 4.134%), 08/15/2039	$1,981,236	0.1
4,050,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 7.304%, (TSFR1M + 2.207%), 07/15/2036	3,957,935	0.2
1,300,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	997,931	0.1
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 AS, 3.144%, 08/15/2049	685,486	0.0
5,910,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	3,512,902	0.2
675,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH E, 7.301%, (TSFR1M + 2.204%), 06/15/2038	596,110	0.0
1,046,487 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.716%, 08/15/2047	1,028,197	0.1
38,401,857 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.003%, 10/15/2048	91,963	0.0
1,500,000 (1)	JPMBB Commercial Mortgage Securities Trust 2015-C29 AS, 3.917%, 05/15/2048	1,478,464	0.1
1,225,000 (1)(2)	JW Commercial Mortgage Trust 2024-MRCO A, 6.704%, (TSFR1M + 1.621%), 06/15/2039	1,224,833	0.1
2,000,000 (1)(2)	KIND Commercial Mortgage Trust 2024-1 A, 6.987%, (TSFR1M + 1.890%), 08/15/2041	2,007,100	0.1
991,720 (1)(2)	KIND Trust 2021-KIND A, 6.164%, (TSFR1M + 1.064%), 08/15/2038	976,751	0.0
5,000,000 (1)(2)	KSL Commercial Mortgage Trust 2023-HT A, 7.387%, (TSFR1M + 2.290%), 12/15/2036	5,022,792	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(2)	LBA Trust 2024-BOLT A, 6.688%, (TSFR1M + 1.591%), 06/15/2026	$2,003,328	0.1
3,500,000 (1)(2)	Life Mortgage Trust 2022-BMR2 A1, 6.392%, (TSFR1M + 1.295%), 05/15/2039	3,408,696	0.2
9,395,807 (1)(2)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.989%, 03/10/2050	130,697	0.0
1,312,158 (1)(2)	MCR Mortgage Trust 2024-HTL D, 9.002%, (TSFR1M + 3.905%), 02/15/2037	1,317,549	0.1
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024-MOB A, 6.688%, (TSFR1M + 1.592%), 05/15/2041	997,971	0.1
4,000,000 (1)(2)	MF1 LLC 2024-FL14 A, 6.702%, (TSFR1M + 1.737%), 03/19/2039	4,017,246	0.2
2,917,165 (1)(2)	MHP 2022-MHIL E, 7.707%, (TSFR1M + 2.611%), 01/15/2027	2,890,781	0.1
2,161,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.337%, 04/15/2048	1,903,862	0.1
5,287,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,598,828	0.2
2,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.635%, 12/15/2047	1,910,537	0.1
14,456,585 (1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.905%, 11/15/2052	251,625	0.0
7,338,833 (1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XA, 1.056%, 12/15/2047	5,737	0.0
30,541,509 (1)(4)	Morgan Stanley Capital I 2017-HR2 XA, 0.992%, 12/15/2050	688,829	0.0
4,841,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	2,540,211	0.1
25,660,000 (1)(2)(4)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.940%, 10/15/2051	1,590,670	0.1
21,556,324 (1)(4)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.289%, 06/15/2054	1,044,734	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,650,000 (1)(2)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.497%, (TSFR1M + 1.397%), 03/15/2039	$1,640,247	0.1
5,000,000 (1)(2)	ORL Trust 2023-GLKS A, 7.447%, (TSFR1M + 2.350%), 10/19/2036	5,020,673	0.2
2,000,000 (1)(2)	PFP Ltd. 2024-11 A, 6.915%, (TSFR1M + 1.832%), 09/17/2039	2,009,260	0.1
13,000,000 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	11,226,814	0.5
5,000,000 (2)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	4,505,656	0.2
5,950,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	5,373,831	0.3
8,960,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.239%, 03/01/2050	8,041,816	0.4
2,190,000 (2)(5)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,938,313	0.1
2,750,000 (2)(5)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	2,282,913	0.1
3,400,000 (1)(2)	SHER Trust 2024-DAL A, 6.737%, (TSFR1M + 1.641%), 04/15/2037	3,384,866	0.2
2,500,000 (1)(2)	SHR Trust 2024-LXRY A, 7.050%, (TSFR1M + 1.950%), 10/15/2041	2,505,322	0.1
3,000,000 (1)(2)	SMRT 2022-MINI E, 7.797%, (TSFR1M + 2.700%), 01/15/2039	2,864,592	0.1
5,000,000 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	5,194,025	0.3
791,786 (1)(2)	TTAN 2021-MHC D, 6.961%, (TSFR1M + 1.864%), 03/15/2038	786,843	0.0
2,000,000 (1)(2)	TX Trust 2024-HOU A, 6.688%, (TSFR1M + 1.591%), 06/15/2039	1,986,856	0.1
21,610,649 (1)(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.687%, 04/15/2052	1,206,177	0.1
2,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2016-C35 C, 4.176%, 07/15/2048	1,894,339	0.1
1,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	953,576	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,588,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	$2,508,525	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 2.500%, 04/15/2054	1,553,852	0.1
18,945,426 (1)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.640%, 04/15/2054	1,294,428	0.1
1,500,000 (1)(2)	WFLD Mortgage Trust 2014-MONT D, 3.880%, 08/10/2031	742,575	0.0
	Total Commercial Mortgage-Backed Securities (Cost $379,268,492)	374,660,055	18.3

ASSET-BACKED SECURITIES: 13.3%
	Home Equity Asset-Backed Securities: 0.5%
1,897,295 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,542,894	0.1
2,743,729 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,161,291	0.1
287,479 (1)	GSAA Home Equity Trust 2006-3 A3, 5.569%, (TSFR1M + 0.714%), 03/25/2036	142,865	0.0
1,842,688 (1)	GSAA Home Equity Trust 2006-4 4A3, 4.225%, 03/25/2036	1,124,997	0.1
805,965 (1)	GSAA Home Equity Trust 2007-1 1A1, 5.129%, (TSFR1M + 0.274%), 02/25/2037	229,692	0.0
790,492 (1)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	297,498	0.0
701,575 (1)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	397,966	0.0
319,855 (1)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 5.429%, (TSFR1M + 0.574%), 02/25/2037	287,521	0.0
2,772,881 (1)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	2,461,780	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
1,000,000 (2)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	$998,941	0.1
		9,645,445	0.5

	Other Asset-Backed Securities: 11.9%
1,938,699 (2)	ACHV ABS TRUST 2024-1PL A, 5.900%, 04/25/2031	1,956,337	0.1
1,500,000 (1)(2)	AMMC CLO 25 Ltd. 2022-25A CR, 7.301%, (TSFR3M + 2.000%), 04/15/2035	1,501,923	0.1
2,000,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.417%, (TSFR3M + 2.162%), 04/30/2031	2,002,288	0.1
2,700,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.594%, (TSFR3M + 2.312%), 10/20/2030	2,704,925	0.1
2,900,000 (1)(2)	Apidos CLO XXXIII 2020-33A CR, 7.445%, (TSFR3M + 2.162%), 10/24/2034	2,903,738	0.1
742,500 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	731,012	0.0
227,690 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	220,636	0.0
2,810,868 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.561%, (TSFR1M + 1.464%), 11/15/2036	2,810,160	0.1
500,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.111%, (TSFR1M + 3.014%), 11/15/2036	482,085	0.0
3,600,000 (1)(2)	Bain Capital CLO Ltd. 2024-1A C, 7.725%, (TSFR3M + 2.400%), 04/16/2037	3,635,460	0.2
1,030,000 (1)(2)	Bain Capital Credit CLO Ltd. 2017-2A CR3, 7.494%, (TSFR3M + 2.200%), 07/25/2037	1,040,684	0.1
2,000,000 (1)(2)	Barings CLO Ltd. 2018-3A C, 7.444%, (TSFR3M + 2.162%), 07/20/2029	2,004,698	0.1
7,000,000 (1)(2)	Benefit Street Partners CLO V-B Ltd. 2018- 5BA CR, 7.447%, (TSFR3M + 2.150%), 07/20/2037	7,064,568	0.3

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,600,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 7.182%, (TSFR3M + 2.000%), 10/22/2037	$1,602,245	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 7.494%, (TSFR3M + 2.212%), 10/22/2030	1,001,750	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2015-4A CR, 7.444%, (TSFR3M + 2.162%), 04/20/2030	1,002,165	0.1
2,000,000 (1)(2)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 7.646%, (TSFR3M + 2.362%), 07/25/2034	2,003,248	0.1
1,250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.563%, (TSFR3M + 2.262%), 04/15/2034	1,251,250	0.1
1,866,750 (2)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,859,105	0.1
4,000,000 (1)(2)	Bristol Park CLO Ltd. 2016-1A CR, 7.513%, (TSFR3M + 2.212%), 04/15/2029	4,005,628	0.2
750,000 (1)(2)	Buttermilk Park CLO Ltd. 2018-1A CR, 7.251%, (TSFR3M + 1.950%), 10/15/2031	751,187	0.0
1,000,000 (1)(2)	Carlyle C17 CLO Ltd. C17A BR, 7.367%, (TSFR3M + 2.112%), 04/30/2031	1,001,212	0.1
4,500,000 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A CR2, 7.347%, (TSFR3M + 2.062%), 04/17/2031	4,510,012	0.2
4,100,000 (1)(2)	Carlyle US CLO Ltd. 2019-3A BRR, 7.882%, (TSFR3M + 2.600%), 04/20/2037	4,149,339	0.2
4,600,000 (1)(2)	CARLYLE US CLO Ltd. 2017-3A CR2, 7.135%, (TSFR3M + 2.000%), 10/21/2037	4,607,714	0.2
5,500,000 (1)(2)	CIFC Funding Ltd. 2019-2A CR, 7.647%, (TSFR3M + 2.362%), 04/17/2034	5,510,235	0.3
2,600,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 7.533%, (TSFR3M + 2.200%), 07/21/2037	2,630,527	0.1
5,000,000 (1)(2)	Crown City CLO V 2023-5A BR, 7.882%, (TSFR3M + 2.600%), 04/20/2037	5,034,340	0.2

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
613,738 (1)	CWABS Asset-Backed Certificates Trust 2005-AB2 M1, 5.674%, (TSFR1M + 0.819%), 09/25/2035	$599,096	0.0
807,500 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	789,536	0.0
427,500 (2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	422,528	0.0
3,987,250 (2)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,500,410	0.2
3,000,000 (1)(2)	Dewolf Park CLO Ltd. 2017-1A DR, 8.413%, (TSFR3M + 3.112%), 10/15/2030	3,006,774	0.1
556,500 (2)	Domino's Pizza Master Issuer LLC 2015- 1A A2II, 4.474%, 10/25/2045	554,423	0.0
1,034,000 (2)	Domino's Pizza Master Issuer LLC 2017- 1A A23, 4.118%, 07/25/2047	1,016,889	0.1
2,236,100 (2)	Domino's Pizza Master Issuer LLC 2018- 1A A2I, 4.116%, 07/25/2048	2,219,251	0.1
3,408,000 (2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,248,897	0.2
2,079,000 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	2,061,267	0.1
3,381,375 (2)	DRIVEN BRANDS FUNDING LLC 2019- 2A A2, 3.981%, 10/20/2049	3,305,853	0.2
2,750,000 (1)(2)	Dryden 30 Senior Loan Fund 2013-30A DR, 7.980%, (TSFR3M + 2.862%), 11/15/2028	2,748,991	0.1
1,750,000 (1)(2)	Dryden 55 CLO Ltd. 2018-55A C, 7.463%, (TSFR3M + 2.162%), 04/15/2031	1,753,643	0.1
5,000,000 (1)(2)	Dryden 75 CLO Ltd. 2019-75A CR2, 7.363%, (TSFR3M + 2.062%), 04/15/2034	5,003,970	0.2
4,066,494 (1)(2)	FS Rialto 2021-FL3 A, 6.461%, (TSFR1M + 1.364%), 11/16/2036	4,048,191	0.2
5,650,000 (1)(2)	Invesco US CLO Ltd. 2023-1A CR, 7.682%, (TSFR3M + 2.400%), 04/22/2037	5,706,528	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
862,093 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	$792,054	0.0
1,350,000 (1)(2)	LCM XVIII L.P. 18A CR, 7.394%, (TSFR3M + 2.112%), 04/20/2031	1,351,639	0.1
2,800,000 (1)(2)	LCM XXIV Ltd. 24A CR, 7.444%, (TSFR3M + 2.162%), 03/20/2030	2,807,697	0.1
745,905 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	673,404	0.0
3,000,000 (1)(2)	MF1 LLC 2023-FL12 A, 7.031%, (TSFR1M + 2.066%), 10/19/2038	3,018,201	0.2
7,000,000 (1)(2)	MF1 Ltd. 2021-FL6 D, 7.679%, (TSFR1M + 2.664%), 07/16/2036	6,689,671	0.3
3,000,000 (1)(2)	MF1 Ltd. 2021-FL7 AS, 6.579%, (TSFR1M + 1.564%), 10/16/2036	2,965,827	0.1
1,937,327 (1)(2)	MF1 Ltd. 2022-FL8 A, 6.315%, (TSFR1M + 1.350%), 02/19/2037	1,932,653	0.1
1,327,993 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	1,217,261	0.1
410,903 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	390,919	0.0
527,704 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	474,090	0.0
916,387 (2)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	875,355	0.0
426,161 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	385,521	0.0
6,204,076 (2)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	6,273,482	0.3
711,641 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	676,478	0.0
2,625,000 (1)(2)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR2, 7.323%, (TSFR3M + 2.100%), 10/19/2038	2,651,001	0.1
2,300,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 7.448%, (TSFR3M + 2.162%), 10/16/2033	2,302,875	0.1
4,750,000 (1)(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 7.448%, (TSFR3M + 2.162%), 10/16/2034	4,755,163	0.2

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,000,000 (1)(2)	Oaktree CLO Ltd. 2021-1A C, 7.513%, (TSFR3M + 2.212%), 07/15/2034	$6,007,230	0.3
2,150,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 7.804%, (TSFR3M + 2.500%), 04/20/2037	2,173,407	0.1
497,000 (1)(2)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 7.494%, (TSFR3M + 2.212%), 03/17/2030	498,045	0.0
1,000,000 (1)(2)	Octagon Investment Partners 31 Ltd. 2017- 1A DRR, 8.832%, (TSFR3M + 3.550%), 07/20/2030	1,004,958	0.1
4,500,000 (1)(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 7.613%, (TSFR3M + 2.312%), 07/15/2029	4,506,723	0.2
8,125,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.735%, (TSFR3M + 2.450%), 10/25/2032	8,175,497	0.4
4,500,000 (1)(2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 7.663%, (TSFR3M + 2.362%), 07/15/2029	4,511,601	0.2
1,500,000 (1)(2)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.441%, (TSFR3M + 2.162%), 07/19/2035	1,503,955	0.1
1,500,000 (1)(2)	OHA Credit Funding 9 Ltd. 2021-9A CR, (TSFR3M + 1.950%), 10/19/2037	1,504,031	0.1
4,250,000 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A C, 7.790%, (TSFR3M + 2.662%), 05/20/2029	4,259,834	0.2
3,000,000 (1)(2)	Peebles Park CLO Ltd. 2024-1A C, 7.704%, (TSFR3M + 2.400%), 04/21/2037	3,042,270	0.2
32,040 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.423%, 01/25/2036	31,774	0.0
2,358,125 (2)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,321,218	0.1
1,600,000 (1)(2)	Rad CLO 10 Ltd. 2021-10A C, 7.295%, (TSFR3M + 2.012%), 04/23/2034	1,602,414	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,100,000 (1)(2)	Recette Clo Ltd. 2015- 1A CRR, 7.294%, (TSFR3M + 2.012%), 04/20/2034	$1,099,694	0.1
2,050,000 (1)(2)	Rockland Park CLO Ltd. 2021-1A C, 7.444%, (TSFR3M + 2.162%), 04/20/2034	2,052,614	0.1
2,238,750 (2)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	2,305,764	0.1
3,270,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 7.713%, (TSFR3M + 2.412%), 01/15/2032	3,281,308	0.2
21,211 (2)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	21,214	0.0
1,870,375 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,817,723	0.1
1,000,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 7.795%, (TSFR3M + 2.512%), 10/23/2031	1,001,625	0.1
750,000 (1)(2)	Stewart Park CLO Ltd. 2015-1A DR, 8.163%, (TSFR3M + 2.862%), 01/15/2030	751,389	0.0
4,150,000 (2)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	4,169,084	0.2
793,141 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	724,070	0.0
2,887,380 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	2,433,089	0.1
1,699,693 (2)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,649,598	0.1
3,291,813 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	3,085,623	0.2
5,404,093 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	5,221,065	0.3
1,375,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	1,181,434	0.1
1,000,000 (1)(2)	TCI-Flatiron Clo Ltd. 2017-1A C, 7.213%, (TSFR3M + 2.112%), 11/18/2030	1,001,669	0.1
2,250,000 (1)(2)	TCI-Flatiron Clo Ltd. 2018-1A CR, 7.275%, (TSFR3M + 2.012%), 01/29/2032	2,253,098	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,100,000 (1)(2)	TCW CLO Ltd. 2021-1A C, 7.444%, (TSFR3M + 2.162%), 03/18/2034	$3,104,142	0.2
6,800,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,999,974	0.3
1,500,000 (1)(2)	Upland CLO Ltd. 2016-1A BR, 7.394%, (TSFR3M + 2.112%), 04/20/2031	1,505,094	0.1
227,641 (2)	Upstart Securitization Trust 2023-1 A, 6.590%, 02/20/2033	227,966	0.0
1,207,429 (2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,173,708	0.1
3,034,279 (2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	2,980,883	0.1
2,000,000 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.491%, (TSFR3M + 2.212%), 07/18/2031	2,003,664	0.1
		243,386,458	11.9

	Student Loan Asset-Backed Securities: 0.9%
63,570 (2)	Commonbond Student Loan Trust-GS 2018- CGS C, 4.350%, 02/25/2046	56,557	0.0
434,092 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	357,932	0.0
895,756 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	884,785	0.0
2,622,860 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	2,515,463	0.1
4,000,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,615,673	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	976,124	0.1
2,000,000 (2)	Sofi Professional Loan Program LLC 2019- B BFX, 3.730%, 08/17/2048	1,852,207	0.1
3,000,000 (2)	Sofi Professional Loan Program LLC 2019- C BFX, 3.050%, 11/16/2048	2,654,565	0.1
1,000,000 (2)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	967,390	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,000,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	$950,050	0.0
4,400,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	3,636,502	0.2
		18,467,248	0.9
	Total Asset-Backed Securities (Cost $275,674,273)	271,499,151	13.3

BANK LOANS: 7.0%
	Aerospace & Defense: 0.1%
297,580	Barnes Group Inc., 2024 Refinancing Term Loan, 7.345%, (TSFR3M+2.500%), 09/03/2030	298,175	0.0
603,745	Dynasty Acquisition Co Inc, 2024 Refi Term B-1 Loan, 8.747%, (TSFR1M+3.500%), 08/24/2028	604,897	0.0
84,321	Dynasty Acquisition Co Inc, 2024 Refi Term B-2 Loan, 8.345%, (TSFR1M+3.500%), 08/24/2028	84,482	0.0
997,387	Peraton Corp, Tranche B, 8.953%, (TSFR1M+3.750%), 02/01/2028	961,959	0.1
256,500	Radar Bidco Sarl, Facility B (USD) Loan, 9.568%, (TSFR3M+4.250%), 03/27/2031	256,821	0.0
		2,206,334	0.1

	Air Transport: 0.0%
349,969	Savage Enterprises LLC, Term Loan B, 7.845%, (TSFR1M+3.250%), 09/15/2028	351,375	0.0

	Auto Components: 0.1%
509,411	Holley Purchaser, Inc., Initial Term Loan, 8.710%, (TSFR1M+3.750%), 11/17/2028	498,692	0.1
470,018	RC Buyer Inc, First Lien Initial Term Loan, 8.460%, (TSFR1M+3.614%), 07/28/2028	470,826	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Auto Components: (continued)
295,250	RealTruck Goup Inc (fka Truck Hero), Initial Term Loan, 8.460%, (TSFR1M+3.500%), 01/31/2028	$290,706	0.0
		1,260,224	0.1

	Automotive: 0.0%
283,075	IXS Holdings Inc, Initial Term Loan, 8.954%, (TSFR6M+4.250%), 03/05/2027	276,352	0.0
148,786	MajorDrive Holdings IV LLC, Initial Term Loan, 8.865%, (TSFR3M+4.000%), 06/01/2028	149,274	0.0
		425,626	0.0

	Basic Materials: 0.2%
255,000	A-Ap Buyer, Inc., Initial Term Loan, 7.854%, (TSFR3M+7.854%), 08/01/2031	256,594	0.0
198,006	Arsenal Aic Parent LLC, 2024 Term Loan B, 8.095%, (TSFR1M+8.095%), 08/19/2030	198,229	0.0
398,374	Consolidated Energy Finance SA, 2024 Incremental Term,Loan, 9.557%, (TSFR3M+4.500%), 11/15/2030	375,799	0.0
500,000	Covia Holdings Corporation, Take Back Debt Term Loan, 9.580%, (TSFR3M+3.500%), 07/31/2026	498,047	0.0
454,675	Ineos Finance PLC, 2030 Dollar Term Loans, 8.095%, (US0006M+3.500%), 02/19/2030	454,391	0.0
493,750	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 8.695%, (US0006M+3.750%), 03/14/2030	494,778	0.0
535,381	Olympus Water US Holding Corporation, Term B-5 Usd Loans, 8.104%, (TSFR3M+8.104%), 06/20/2031	536,078	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Basic Materials: (continued)
300,000 (8)	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 09/11/2031	$300,000	0.0
23,819 (8)(9)	Usalco, LLC, Delayed Tl, 03/30/2026	23,818	0.0
231,181 (8)	Usalco, LLC, Term Loan, 09/30/2031	231,181	0.0
565,638	WR Grace Holdings LLC, Initial Term Loan, 7.854%, (TSFR3M+3.750%), 09/22/2028	567,759	0.1
		3,936,674	0.2

	Building & Development: 0.1%
294,123	Cornerstone Building Brands Inc, New Term Loan B, 8.447%, (TSFR1M+3.350%), 04/12/2028	288,608	0.0
276,578	LBM Acquisition LLC, First Lien Initial Term Loan, 9.097%, (TSFR1M+3.850%), 12/17/2027	275,368	0.0
386,930	LHS Borrower, LLC, Initial Term Loan, 9.695%, (US0006M+4.750%), 02/16/2029	370,324	0.1
84,575	Quikrete Holdings Inc, Term Loan B (2031), 7.345%, (TSFR1M+3.500%), 04/14/2031	84,757	0.0
294,421	STANDARD INDUSTRIES Inc., Tranche B, 7.692%, (TSFR1M+2.250%), 09/22/2028	295,489	0.0
		1,314,546	0.1

	Business Equipment & Services: 0.1%
378,760	Ensono LP, First Lien Initial Term Loan, 9.361%, (US0001M+4.000%), 05/26/2028	378,602	0.0
506,013	Open Text Corporation, 2024 Replacement Term Loan, 7.095%, (TSFR1M+2.750%), 01/31/2030	508,424	0.1
417,312	VM Consolidated Inc, Term B-2 Loan, 7.595%, (TSFR1M+2.750%), 03/24/2028	418,442	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
1,037	West Technology Group, LLC, Term B-3 Loan, 9.502%, (TSFR3M+4.000%), 10/10/2024	$922	0.0
		1,306,390	0.1

	Chemicals & Plastics: 0.1%
716,640	Charter Next Generation, Inc., Term Loan, 8.095%, (TSFR1M+3.250%), 12/01/2027	717,698	0.1
248,053	Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 9.115%, (TSFR3M+4.512%), 08/18/2028	249,448	0.0
473,025	Herens Holdco Sarl, Facility B USD Loans, 8.629%, (TSFR3M+3.925%), 07/03/2028	443,683	0.0
413,763	Ineos US Finance LLC, 2028 Dollar Term Loan, 7.445%, (TSFR1M+2.500%), 11/08/2028	412,987	0.0
683,293	LSF11 A5 Holdco LLC, Term Loan, 8.717%, (US0006M+3.500%), 10/15/2028	683,336	0.0
422,725	Sparta US HoldCo LLC, First Lien Initial Term Loan, 8.451%, (TSFR1M+3.250%), 08/02/2028	423,102	0.0
		2,930,254	0.1

	Commodities: 0.0%
268,962	Foundation Building Materials Inc, 2024 Incremental Term Loan, 9.252%, (TSFR1M+4.114%), 01/29/2031	262,364	0.0
423,546	Foundation Building Materials Inc, Initial Term Loan (First Lien), 8.764%, (TSFR3M+3.512%), 01/31/2028	413,310	0.0
428,388	Specialty Building Products Holdings LLC, First Lien Initial Term Loan, 8.695%, (US0006M+3.750%), 10/15/2028	426,263	0.0
		1,101,937	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: 0.3%
155,236	Acuris Finance US Inc, Initial Dollar Term Loan, 9.485%, (TSFR3M+4.000%), 02/16/2028	$154,864	0.0
455,050	Arches Buyer Inc, Refinancing Term Loan, 8.195%, (TSFR1M+3.350%), 12/06/2027	437,464	0.0
437,800	Cengage Learning Inc, Term Loan B, 9.538%, (TSFR6M+4.250%), 03/24/2031	439,342	0.0
496,250	CNT Holdings I Corp, First Lien Initial Term Loan, 8.752%, (TSFR1M+3.500%), 11/08/2027	497,973	0.0
362,234	Connect US Finco LLC, Amendment No. 4 Term Loan, 9.345%, (TSFR1M+4.500%), 09/13/2029	341,066	0.0
294,263	Crown Subsea Communications Holding Inc, 2024 Term Loan, 9.252%, (TSFR3M+4.000%), 01/30/2031	296,359	0.0
547,569	Dotdash Meredith, Inc., Term Loan B, 9.301%, (TSFR1M+3.500%), 12/01/2028	548,482	0.0
446,414	Gogo Intermediate Holdings LLC, Initial Term Loan, 9.111%, (TSFR1M+3.500%), 04/30/2028	421,861	0.0
625,000	GoodRX Inc, 2024 Term Loan, 8.595%, (TSFR1M+3.750%), 07/10/2029	626,269	0.1
404,321	Ion Trading Finance Limited, Replacement 2024 Dollar Term Loans, 9.016%, (TSFR3M+9.016%), 04/03/2028	404,968	0.0
719	Lumen Technologies, Inc., Term B-1 Loan, 7.319%, (TSFR1M+7.319%), 03/15/2027	635	0.0
719	Lumen Technologies, Inc., Term B-2 Loan, 7.319%, (TSFR1M+7.319%), 03/15/2027	623	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: (continued)
264,338	Magnite Inc, New Term Loan, 8.595%, (TSFR1M+8.595%), 02/06/2031	$266,650	0.0
467,019	McGraw-Hill Education Inc, 2024 Term Loan, 8.604%, (TSFR1M+4.000%), 08/01/2031	469,354	0.0
831,212	MH Sub I LLC, 2023 May New Term Loans, 9.095%, (TSFR1M+4.250%), 05/03/2028	826,927	0.1
635,176	Proofpoint Inc, 2024 Refinancing Term Loan, 7.845%, (TSFR1M+3.000%), 08/31/2028	635,661	0.1
458,199	The Knot Worldwide Inc, Term Loan, 9.611%, (TSFR1M+4.500%), 01/31/2028	459,917	0.0
150,000	TripAdvisor Inc, Initial Term B Loan, 7.595%, (TSFR1M+2.750%), 07/01/2031	149,937	0.0
139,127	Univision Communications Inc, 2021 Replacement Term Loan, 8.210%, (TSFR1M+8.210%), 03/24/2026	139,245	0.0
219,450	Univision Communications Inc, 2024 Replacement First-Lien Term Loan, 8.460%, (TSFR1M+8.460%), 07/31/2029	214,540	0.0
		7,332,137	0.3

	Consumer, Cyclical: 0.9%
846,628	1011778 BC Unlimited Liability Company, Term Loan B-6, 6.595%, (TSFR1M+1.750%), 09/20/2030	839,925	0.1
496,250	84 Lumber Company, 2023 Term B-1 Loan, 7.095%, (TSFR1M+7.095%), 12/02/2030	498,628	0.0
656,919	ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan, 7.997%, (TSFR1M+2.750%), 12/21/2028	658,304	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
665,605	Alterra Mountain Company, TERM LOAN B-4, 8.095%, (TSFR1M+8.095%), 08/17/2028	$667,269	0.1
14,511 (8)	AMC Entertainment Holdings Inc, Term B-1 Loan, 04/22/2026	14,511	0.0
130,125	Amer Sports Company, Initial Usd Term Loans, 8.346%, (TSFR3M+3.250%), 02/17/2031	130,532	0.0
77,206	American Airlines Inc, Initial Term Loan, 10.294%, (TSFR3M+5.012%), 04/20/2028	79,439	0.0
633,503 (8)	American Axle & Manufacturing Inc., First Lien Term Loan B, 12/12/2029	636,274	0.0
462,719	American Greetings Corporation, Tranche C Term Loan, 10.595%, (TSFR1M+5.750%), 10/23/2029	467,153	0.0
479,467	Ascend Learning LLC, Tranche B, 13.850%, (TSFR1M+3.600%), 12/11/2028	478,002	0.0
601,742	Autokiniton US Holdings Inc, 2024 Replacement Term B Loan, 8.960%, (TSFR3M+4.000%), 04/06/2028	602,495	0.0
492,525	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 7.595%, (TSFR3M+2.750%), 02/06/2031	493,179	0.0
298,487	City Football Group Limited, Tl, 7.969%, (TSFR1M+3.262%), 07/21/2030	296,248	0.0
826,928	Clarios Global LP, 2024 Term Loan B, 7.345%, (TSFR1M+2.500%), 05/06/2030	828,650	0.1
797,119	Core & Main LP, Tranche D Term Loan, 6.855%, (TSFR1M+6.855%), 07/27/2028	797,617	0.1
518,080	Dealer Tire Financial LLC, 2024 Tlb B-4, 8.345%, (TSFR1M+3.500%), 07/02/2031	520,239	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
500,000	Everi Holdings Inc, Term B Loan, 7.460%, (TSFR1M+7.460%), 08/03/2028	$501,909	0.0
599,841	Flutter Entertainment Public Limited Company, Term Loan B, 7.698%, (TSFR3M+2.250%), 11/25/2030	601,115	0.0
73,333 (8)(9)	Formula One Management Limited, Incremental Term Facility, 09/19/2031	73,349	0.0
146,667 (8)	Formula One Management Limited, Term Loan B1, 09/19/2031	146,697	0.0
577,925	Gates Corporation, Inital B-5 Dollar Term Loan, 7.095%, (TSFR1M+2.250%), 06/04/2031	579,633	0.0
830,000	Harbor Freight Tools USA Inc, Initial Term Loan, 7.345%, (TSFR1M+2.500%), 06/11/2031	818,069	0.1
246,450	Hunter Douglas Holding BV, Tranche B-1 Term Loans, 8.571%, (TSFR1M+3.500%), 02/26/2029	245,041	0.0
398,828	IRB Holding Corp, 2024 Replacement Term B Loan, 8.097%, (TSFR1M+2.750%), 12/15/2027	398,820	0.0
293,525	Kodiak BP LLC, 2024-1 Term Loan, 8.595%, (TSFR3M+3.750%), 03/17/2028	294,993	0.0
355,000	Lc Ahab Us Bidco LLC, Initial Term Loan, 8.345%, (TSFR1M+3.500%), 05/01/2031	356,997	0.0
687,776	Light And Wonder International, Inc., Term Loan B-2, 7.333%, (TSFR1M+7.333%), 04/16/2029	686,773	0.1
678,454	LS Group OPCO Acquisition LLC, Term Loan B, 7.845%, (TSFR1M+3.000%), 04/15/2031	679,514	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
453,863	Osmosis Buyer Limited, Initial Term B Loans, 8.701%, (TSFR1M+4.000%), 07/31/2028	$453,811	0.0
335,000	Peer Holding III BV, Facility B5, 3.046%, (TSFR3M+3.000%), 06/23/2031	336,466	0.0
347,335	Penn National Gaming Inc, Term B Facility, 7.695%, (TSFR1M+3.500%), 05/03/2029	348,616	0.0
150,000	Raising Canes Restaurants LLC, Initial Term Loan, 7.014%, (TSFR1M+7.014%), 09/10/2031	150,250	0.0
79,600	RealTruck Goup Inc (fka Truck Hero), Second Amendment Incremental Term Loan, 9.960%, (TSFR1M+5.000%), 01/31/2028	78,879	0.0
262,355	Samsonite International S.A., 2024 Tranche B Term Loan, 6.845%, (TSFR1M+6.845%), 06/21/2030	263,339	0.0
417,900	Station Casinos LLC, Term B Facility Loans, 7.095%, (TSFR3M+2.250%), 03/07/2031	417,090	0.0
248,312	TGP Holdings III LLC, First Lien Closing Date Term Loan, 8.195%, (TSFR1M+3.350%), 06/29/2028	234,931	0.0
68,333	Thor Industries Inc, TERM B-3 USD, 7.095%, (TSFR1M+2.250%), 11/15/2030	68,547	0.0
248,077	Tory Burch LLC, Initial Term B Loan, 8.210%, (TSFR1M+3.500%), 04/16/2028	248,677	0.0
492,525	United AirLines Inc, Class B Term Loan, 8.033%, (TSFR3M+2.750%), 02/22/2031	494,179	0.0
660,118	Whatabrands LLC, Term Loan B, 7.595%, (TSFR1M+2.750%), 08/03/2028	659,889	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
656,203	White Cap Buyer LLC, Tranche C Term Loan, 8.095%, (TSFR1M+8.095%), 10/19/2029	$651,840	0.0
247,691	Windsor Holdings III LLC, Facility 2024 September Dollar REFI TLB, 8.461%, (TSFR1M+8.461%), 08/01/2030	248,929	0.0
		18,046,818	0.9

	Consumer, Non-cyclical: 1.0%
282,043	Albion Financing 3 SARL, New 2024 Amended Usd Term Loan, 9.826%, (TSFR3M+9.826%), 08/17/2029	283,806	0.0
200,000	American Airlines Inc, Initial Term Loans, 7.209%, (TSFR6M+3.500%), 06/04/2029	198,972	0.0
489,025	Auris Luxembourg III SARL, Facility B4, 9.564%, (TSFR6M+4.678%), 02/27/2029	489,713	0.0
466,475	Avis Budget Car Rental LLC, New Tranche C Term Loan, 7.945%, (TSFR1M+3.100%), 03/16/2029	467,291	0.0
703,399	Bausch & Lomb Corporation, Initial Term Loan, 8.270%, (TSFR1M+3.350%), 05/10/2027	701,543	0.1
250,000 (8)	Bausch Health Companies Inc, Second Amendment Term Loans, 02/01/2027	240,250	0.0
639,036	Belron Finance US LLC, 2028 Dollar Incremental Loan, 7.319%, (TSFR1M+2.000%), 04/13/2028	639,435	0.1
497,500	Camelot US Acquisition I Co, Term Loan B-1, 7.595%, (TSFR1M+3.500%), 01/31/2031	497,313	0.0
424,560	CHG Healthcare Services Inc, 2024 Term Loan, 8.460%, (TSFR1M+3.614%), 09/29/2028	425,584	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
308,450	Cimpress PLC, 2024 Refinancing Tranche B-1 Term Loan, 7.845%, (TSFR1M+3.000%), 05/17/2028	$309,028	0.0
800,975	Cotiviti Inc, Initial Floating Rate Term Loans, 8.451%, (TSFR1M+3.250%), 08/27/2025	800,641	0.1
497,449	Electron Bidco Inc., Initial Term Loan, 7.960%, (TSFR1M+7.960%), 11/01/2028	498,615	0.0
423,938	Fiesta Purchaser, Inc., Initial Term Loan, 8.845%, (TSFR1M+4.000%), 02/12/2031	424,799	0.0
149,250	Financiere Mendel, Addtl Term Fcaility 1 (USD), 8.354%, (TSFR3M+8.354%), 11/13/2030	149,685	0.0
137,125	Fleet Midco I Ltd., Facility B2 Term Loan, 7.578%, (TSFR6M+2.750%), 02/21/2031	137,125	0.0
264,338	Fugue Finance LLC, Dollar Term B-2 Loan, 8.807%, (TSFR3M+3.750%), 02/26/2031	266,279	0.0
314,187	Fugue Finance LLC, Term B USD, 9.057%, (TSFR3M+4.000%), 01/31/2028	316,478	0.0
371,739	Garda World Security Corporation, Tenth Additional Term Loan, 8.597%, (TSFR1M+8.597%), 02/01/2029	372,145	0.0
648,660	Global Medical Response Inc, 2024 Extended Term Loan, 10.844%, (TSFR1M+3.500%), 10/02/2028	645,822	0.1
399,885	Grifols Worldwide Operations USA Inc, Dollar Tranche B Term Loan, 7.402%, (TSFR3M+7.402%), 11/15/2027	389,246	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
298,500	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 7.211%, (TSFR1M+2.500%), 10/21/2030	$298,267	0.0
703,720	Jazz Financing Lux Sarl, Tranche B-2 Dollar Facility, 7.095%, (TSFR1M+7.095%), 05/05/2028	703,768	0.1
421,184	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 8.584%, (TSFR1M+3.500%), 02/08/2028	421,184	0.0
500,260	Kuehg Corp., Term Loan B, 9.104%, (TSFR3M+4.500%), 06/12/2030	502,379	0.0
299,250	LifePoint Health Inc, 2024 Incremental Term Loan, 8.965%, (TSFR1M+4.000%), 05/14/2031	299,624	0.0
1,210,455	Medline Borrower LP, Term Loan B, 7.595%, (TSFR1M+2.750%), 10/23/2028	1,212,259	0.1
484,267	Medrisk Inc, First Lien Initial Term Loan, 8.695%, (TSFR1M+8.695%), 05/10/2028	485,175	0.0
149,625	Mister Car Wash Holdings Inc, 2024 Refinancing Term Loans, 7.845%, (TSFR1M+3.000%), 03/21/2031	149,959	0.0
522,460	Organon & Co, Dollar Term Loan, 7.465%, (TSFR1M+7.465%), 05/14/2031	522,242	0.0
321,047	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, 8.095%, (TSFR3M+3.250%), 11/30/2027	321,391	0.0
663,238	Pegasus Bidco Bv, 2024-1 Term Dollar Loan, 8.868%, (TSFR3M+3.750%), 07/12/2029	665,725	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
355,175	Perrigo Investments, LLC, Initial Term B Loan, 7.195%, (TSFR3M+2.250%), 04/20/2029	$354,731	0.0
313,427	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2024 Refinancing Term B-1 Loan, 7.445%, (TSFR1M+7.445%), 10/15/2030	313,462	0.0
148,861	R1 RCM Inc., Initial Term Loan B, 7.845%, (TSFR1M+3.000%), 06/21/2029	149,295	0.0
490,000	Resonetics LLC, Term B Loans, 8.715%, (TSFR1M+3.750%), 06/18/2031	491,072	0.0
25,238 (9)	Ryan LLC, Delayed Draw Term Loan, 8.800%, (TSFR3M+4.500%), 11/14/2030	24,986	0.0
238,563	Ryan LLC, Term Loan, 9.856%, (TSFR1M+4.500%), 11/14/2030	236,177	0.0
389,525	Sigma Bidco BV, Facility B 10, 9.302%, (SOFRRATE+4.410%), 01/03/2028	388,600	0.0
680,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 8.095%, (TSFR1M+3.250%), 05/23/2031	678,725	0.1
462,666	Spring Education Group Inc, Initial Term Loans, 8.604%, (TSFR3M+4.000%), 10/04/2030	466,599	0.0
728,881	Surgery Center Holdings Inc, 2024 Refinancing Term Loans, 7.670%, (TSFR1M+7.670%), 12/19/2030	730,210	0.1
378,650	Triton Water Holdings Inc, 2024 Incremental Term Loans, 9.335%, (TSFR3M+4.000%), 03/31/2028	378,768	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
445,725	Trugreen Limited Partnership, Second Refinancing Term Loan (First Lien), 9.347%, (TSFR1M+4.000%), 11/02/2027	$432,075	0.0
147,860	VetStrategy Canada Holdings, Incremental Term Loan B10, 9.393%, (TSFR3M+4.750%), 12/06/2028	148,260	0.0
653,363	Wand NewCo 3 Inc, Initial Term Loan, 7.854%, (TSFR1M+3.250%), 01/30/2031	653,437	0.1
448,049	Wcg Intermediate Corp., Term Loan, 8.345%, (TSFR1M+8.345%), 01/08/2027	448,749	0.0
		19,730,889	1.0

	Containers & Glass Products: 0.1%
512,400	Clydesdale Acquisition Holdings, Inc., Term B Loan, 8.020%, (TSFR1M+3.175%), 04/13/2029	510,341	0.0
246,795	Plaze Inc, 2021-1 Term Loan, 8.710%, (TSFR1M+3.750%), 08/03/2026	230,445	0.0
17,946	Pretium PKG Holdings Inc, Second Lien Initial Term Loan, 12.068%, (US0006M+6.750%), 10/01/2029	7,388	0.0
161,535	Pretium PKG Holdings Inc, Third Amendment Tranche A Term Loans, 10.248%, (TSFR3M+5.000%), 10/02/2028	164,815	0.0
567,760	ProAmpac PG Borrower LLC, 2024 Term Loan B, 9.118%, (TSFR3M+4.000%), 09/15/2028	569,712	0.1
478,989	TricorBraun Inc, Term Loan, 8.210%, (TSFR1M+3.250%), 03/03/2028	470,507	0.0
360,102	Trident TPI Holdings Inc., 2021 Term Loan B3, 9.538%, (TSFR3M+4.000%), 09/15/2028	361,022	0.0
		2,314,230	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Diversified: 0.0%
462,675	First Eagle Holdings Inc, Tranche B-2 Term Loans, 8.335%, (TSFR3M+3.000%), 02/22/2029	$459,061	0.0

	Electronics/Electrical: 0.1%
469,905	Chariot Buyer LLC, Tranche B, 8.600%, (TSFR1M+3.250%), 11/03/2028	468,620	0.1
197,600	Creation Technologies Inc, Initial Term Loan, 11.080%, (TSFR3M+5.500%), 10/05/2028	192,660	0.0
443,131	DG Investment Intermediate Holdings 2 Inc, First Lien Closing Date Initial Term Loan, 9.111%, (TSFR1M+3.864%), 03/31/2028	442,439	0.0
210,000	DG Investment Intermediate Holdings 2 Inc, Second Lien Initial Term Loan, 11.710%, (TSFR1M+6.864%), 03/30/2029	197,925	0.0
385,334	VC GB Holdings I Corp, First Lien Initial Term Loan, 8.365%, (TSFR3M+3.262%), 07/21/2028	384,878	0.0
		1,686,522	0.1

	Energy: 0.2%
377,789	Brazos Delaware II LLC, Term Loan B, 8.255%, (TSFR6M+3.500%), 02/11/2030	378,592	0.1
195,000	CPPIB OVM Member U.S. LLC, Initial Term Loans, 7.854%, (TSFR3M+3.250%), 08/07/2031	195,609	0.0
161,337	GIP III Stetson I LP, Initial Term Loan, 8.747%, (TSFR1M+4.250%), 10/31/2028	161,438	0.0
140,753	GIP Pilot Acquisition Partners, L.P., 2024 Term Loan B, 7.818%, (TSFR3M+2.500%), 10/04/2030	141,193	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Energy: (continued)
329,175	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 10.095%, (TSFR3M+5.250%), 06/04/2029	$329,484	0.0
265,000	NGP XI Midstream Holdings LLC, Initial Term Loan, 8.604%, (TSFR2M+4.000%), 07/25/2031	265,166	0.0
197,995	NorthRiver Midstream Finance LP, Term Loan (First Lien), 7.832%, (TSFR3M+2.500%), 08/16/2030	198,229	0.0
616,423	Oryx Midstream Services Permian Basin LLC, 2024 Refinancing Term Loan, 8.225%, (TSFR1M+3.114%), 10/05/2028	617,276	0.1
310,000 (8)	Rockpoint Gas Storage Partners LP, Tlb, 09/30/2031	309,225	0.0
365,000	WaterBridge Midstream Operating LLC, Term Loan B, 9.393%, (TSFR3M+4.750%), 06/22/2026	353,290	0.0
350,000	Waterbridge NDB Operating LLC(f/k/a Waterbridge Midstream Operating LLC), Initial Term Loan, 9.603%, (TSFR3M+9.603%), 05/10/2029	349,927	0.0
		3,299,429	0.2

	Financial: 0.8%
350,000	AAL Delaware Holdco Inc, Initial Term Loan, 8.345%, (TSFR1M+3.500%), 07/30/2031	351,859	0.0
1,318,684	Acrisure LLC, 2024 Refinancing Term Loan, 8.211%, (TSFR1M+8.211%), 11/06/2030	1,308,300	0.1
707,626	Alliant Holdings Intermediate LLC, New Term Loan B6, 7.965%, (TSFR1M+7.965%), 11/06/2031	704,510	0.1
298,469	Allspring Buyer LLC, Term Loan, 8.137%, (TSFR3M+8.137%), 11/01/2028	297,723	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
335,000	Ardonagh Group Finco Pty Ltd, Syndicated Facility B (USD) Loan, 8.535%, (TSFR6M+8.535%), 02/27/2031	$335,733	0.0
590,754	Aretec Group Inc, Term B-2 Loan, 8.845%, (TSFR1M+8.845%), 08/09/2030	579,636	0.1
985,050	AssuredPartners Inc., 2024 Term Loan, 8.345%, (TSFR1M+3.500%), 02/14/2031	985,270	0.1
1,034,637	Broadstreet Partners Inc, 2024 Term B Loans, 8.095%, (TSFR3M+2.500%), 06/16/2031	1,031,663	0.1
552,900	Castlelake Aviation One Designated Activity Company, Initial Term Loan, 7.447%, (TSFR3M+2.500%), 10/22/2026	554,887	0.0
10,329 (9)	Chrysaor Bidco S.A R.L., (Usd) Delayed Tl, 8.830%, (TSFR1M+3.500%), 05/14/2031	10,385	0.0
139,671	Chrysaor Bidco S.A R.L., (Usd) Tlb, 8.830%, (TSFR1M+3.500%), 07/17/2031	140,427	0.0
424,310	Citadel Securities LP, Term Loan B (2024), 7.095%, (TSFR1M+2.250%), 07/29/2030	424,628	0.0
150,000	Cpi Holdco B, LLC, Initial Term Loans, 6.845%, (TSFR1M+2.000%), 05/16/2031	149,453	0.0
503,738	Cushman & Wakefield US Borrower LLC, 2024-1 Term Loan, 8.595%, (TSFR1M+3.750%), 01/31/2030	504,997	0.0
150,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 10.095%, (TSFR1M+5.250%), 10/20/2028	150,016	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
530,955	Edelman Financial Engines Center LLC (The), Term Loan B, 8.095%, (TSFR1M+8.095%), 04/07/2028	$530,689	0.0
66,920 (8)(9)	Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 08/08/2031	66,784	0.0
623,080 (8)	Focus Financial Partners LLC, Initial Term Loan, 08/08/2031	621,814	0.1
190,000	Grant Thornton Advisors LLC, Initial Term Loan, 8.095%, (TSFR1M+3.250%), 06/02/2031	190,499	0.0
373,299	Guardian US Holdco, Initial Term Loan, 8.830%, (TSFR3M+3.500%), 01/31/2030	371,608	0.0
401,775	HighTower Holding LLC, 2024 Term Loan B, 8.748%, (TSFR3M+3.500%), 04/21/2028	402,466	0.0
303,477	HUB International Ltd, Facility 2024-1 Incremental Term Loans, 8.255%, (TSFR2M+3.000%), 06/20/2030	303,382	0.0
557,663	Jane Street Group LLC, 2021 Term Loan, 7.861%, (TSFR1M+2.500%), 01/26/2028	557,663	0.0
570,134	Mercury Borrower Inc, First Lien Initial Term Loan, 8.460%, (US0006M+3.500%), 08/02/2028	570,847	0.0
514,361	Nuvei Technologies Corp., Initial Term Loan, 7.955%, (TSFR1M+3.000%), 12/19/2030	515,775	0.0
693,263	OneDigital Borrower LLC, Term Loan (First Lien), 8.095%, (TSFR1M+3.250%), 07/02/2031	688,063	0.1
763,817	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B-3 Loan, 9.247%, (TSFR1M+4.000%), 08/17/2028	756,815	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
368,725	Overdrive, Inc., New First Lien Term Loan, 9.170%, (TSFR1M+4.250%), 12/15/2028	$370,569	0.0
123,281	RHP Hotel Properties LP, Incremental Tranche B Term Loan, 7.095%, (TSFR1M+7.095%), 05/18/2030	123,558	0.0
538,705	Ryan Specialty Group LLC, 2024 Term Loan B, 7.095%, (TSFR1M+7.095%), 09/11/2031	538,706	0.0
370,000	Truist Insurance Holdings, LLC, Initial Term Loans, 7.854%, (TSFR3M+3.250%), 05/06/2031	370,077	0.0
150,000	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 9.354%, (TSFR3M+4.750%), 03/08/2032	152,766	0.0
300,968	USI Inc, 2024 Term Loans Facility, 7.354%, (TSFR3M+7.354%), 09/27/2030	300,529	0.0
491,291	USI Inc, 2024-B Term Loan, 7.354%, (TSFR3M+7.354%), 11/22/2029	490,413	0.0
290,000	VFH Parent LLC, Term B-1 Loan, 7.595%, (TSFR1M+7.595%), 06/13/2031	289,879	0.0
226,535	Walker & Dunlop Inc, Initial Term Loan, 7.195%, (TSFR1M+7.195%), 12/16/2028	227,385	0.0
		15,969,774	0.8

	Food Products: 0.1%
394,300	8th Avenue Food & Provisions Inc, 2021 Incremental Term Loan, 9.710%, (TSFR1M+4.750%), 10/01/2025	383,785	0.0
322,765	BCPE North Star US Holdco 2 Inc,, First Lien Initial Term Loan, 11.250%, (TSFR1M+4.114%), 06/09/2028	306,425	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products: (continued)
515,080	CHG PPC Parent LLC, 2021-1 US Term Loan, 8.361%, (TSFR1M+3.114%), 12/08/2028	$513,148	0.1
447,873	Chobani LLC, 2023 Additional Term Loan, 8.595%, (TSFR1M+3.750%), 10/25/2027	449,692	0.0
464,366	Primary Products Finance LLC, 2024 Replacement Term B Loan, 8.971%, (TSFR3M+3.650%), 04/02/2029	465,055	0.0
		2,118,105	0.1

	Food/Drug Retailers: 0.0%
400,488	US Foods Inc, Incremental B-2019 Term Loan, 6.960%, (TSFR1M+2.000%), 09/13/2026	401,197	0.0

	Health Care: 0.2%
353,634	Amneal Pharmaceuticals LLC, Initial Term Loan, 8.460%, (TSFR1M+3.614%), 05/04/2025	358,497	0.0
891,615	AthenaHealth Group Inc, Initial Term Loan, 8.497%, (TSFR1M+3.250%), 02/15/2029	887,435	0.1
285,279	CHG Healthcare Services Inc., Tranche B1, 8.443%, (US0006M+3.250%), 09/29/2028	285,689	0.0
175,000	Concentra Health Services, Inc., Term Loan B, 7.095%, (TSFR1M+2.250%), 07/28/2031	174,891	0.0
288,462	Gloves Buyer Inc, First Lien Initial Term Loan, 9.361%, (TSFR1M+4.114%), 12/29/2027	287,741	0.0
8,318	National Mentor Holdings Inc, First Lien Initial Term C Loan, 8.454%, (TSFR3M+3.850%), 03/02/2028	8,021	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
290,179	National Mentor Holdings Inc, First Lien Initial Term Loan, 9.097%, (TSFR1M+3.850%), 03/02/2028	$279,841	0.0
361,906 (8)	Pacific Dental Services LLC, 03/15/2031	362,018	0.0
597,000	Phoenix Guarantor Inc, Tranche B-4 Term Loan, 8.095%, (TSFR1M+3.250%), 02/21/2031	596,179	0.1
88,679	Select Medical Corp, Tranche B-1 Term loan, 8.247%, (TSFR1M+3.000%), 03/08/2027	89,141	0.0
		3,329,453	0.2

	Home Furnishings: 0.0%
646,235	Apx Group Inc, Initial Term Loan, 9.750%, (PRIME+1.750%), 07/10/2028	647,267	0.0

	Industrial: 0.9%
488,227	AlixPartners LLP, Tranche B, 7.717%, (TSFR1M+2.500%), 02/04/2028	489,380	0.0
580,000	Alliance Laundry Systems LLC, Initial Term B Loans, 8.345%, (TSFR3M+3.500%), 08/09/2031	581,761	0.1
689,794	Allied Universal Holdco LLC, Term Loan Usd, 8.695%, (TSFR1M+3.750%), 05/15/2028	683,887	0.1
692,191	Altium Packaging LLC, 2024 Refinancing Term Loan, 7.345%, (TSFR1M+2.500%), 06/05/2031	690,894	0.1
179,100	Anticimex Inc, Facility B6, 8.252%, (SOFRRATE+3.400%), 11/16/2028	179,361	0.0
155,000 (8)	Arcosa, Inc., Term Loan, 08/12/2031	155,194	0.0
398,128	Azuria Water Solutions Inc, 2024 Second Additional Replacement Term Loan, 8.595%, (TSFR1M+8.595%), 05/17/2028	400,368	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
485,821	Belfor Holdings Inc, Initial Tranche B-1 Term Loan, 9.000%, (TSFR1M+3.750%), 11/01/2030	$488,524	0.0
484,914	Bombardier Recreational Products Inc, 2024 Extended Term Loan, 7.595%, (TSFR1M+2.750%), 01/22/2031	484,763	0.0
164,588	Brown Group Holding LLC, Incremental Term B-2 Facility, 7.807%, (TSFR3M+2.750%), 07/01/2031	164,411	0.0
134,325	Chariot Buyer LLC, First Lien Amendment No.2 Term Loan, 8.345%, (TSFR1M+3.500%), 11/03/2028	134,315	0.0
355,368	Chart Industries, Inc., 2024 Term Loan B, 7.825%, (TSFR3M+7.825%), 03/18/2030	355,146	0.0
494,438	Clark Equipment Company, 2022 Term Loan B, 7.948%, (TSFR3M+2.500%), 04/20/2029	495,158	0.0
298,003	Coherent Corp (f/k/a II-VI Incorporated), Term Loan B-1, 7.345%, (TSFR1M+7.345%), 07/02/2029	298,525	0.0
343,250	Conair Holdings LLC, First Lien Initial Term Loan, 8.710%, (US0006M+3.750%), 05/17/2028	315,718	0.0
171,543	EMRLD Borrower LP, Initial Term B Loan, 7.557%, (TSFR3M+2.500%), 05/31/2030	171,409	0.0
458,567	Filtration Group Corporation, 2021 Incremental Term Loan, 8.861%, (TSFR1M+3.500%), 10/21/2028	459,169	0.0
314	Foley Products Company, LLC, Term Loan, 9.504%, (TSFR3M+9.504%), 12/29/2028	316	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
155,000	Genesee & Wyoming Inc, Initial Term Loan B, 6.604%, (TSFR3M+2.000%), 04/10/2031	$154,822	0.0
148,889	Gulfside Supply Inc, Initial Term Loan, 8.286%, (TSFR3M+3.000%), 05/29/2031	148,889	0.0
439,275	Husky Injection Molding Systems Ltd, Amendment No. 5 Refinancing Term Loan, 10.326%, (TSFR6M+5.000%), 02/15/2029	437,536	0.0
705,934	Ingram Micro Inc, 2024 Term Loan B, 7.564%, (TSFR3M+7.564%), 09/18/2031	706,375	0.1
489,557	Kenan Advantage Group Inc (The), Term Loan B4, 8.095%, (TSFR1M+3.250%), 01/25/2029	489,557	0.0
329,698	Lsf11 Trinity Bidco, Inc., 2024 Term Loan B, 8.420%, (TSFR1M+3.500%), 06/14/2030	330,316	0.0
293,328	Madison Iaq LLC, Initial Term Loan, 7.889%, (TSFR6M+2.750%), 06/21/2028	293,528	0.0
150,000 (8)	Madison Safety & Flow LLC, Tlb, 09/30/2031	150,375	0.0
154,613	MI Windows and Doors LLC, 2024 Incremental Term Loans, 8.345%, (TSFR1M+3.500%), 03/28/2031	155,192	0.0
148,076	Ncr Atleos, LLC, Term B Loan, 10.102%, (TSFR3M+4.850%), 03/27/2029	149,395	0.0
474,313	Northstar Group Services Inc, Term B Loans, 10.014%, (TSFR6M+4.750%), 05/08/2030	477,054	0.0
220,000 (8)	Nvent Electric Public Limited Company, Term Loan B, 09/30/2031	220,069	0.0
468,747	Oscar AcquisitionCo LLC, Term B Loan, 8.854%, (TSFR3M+4.250%), 04/29/2029	463,766	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
250,000	Ovation Parent Inc, Initial Term Loan, 8.104%, (TSFR3M+8.104%), 04/21/2031	$251,328	0.0
780,100	Pactiv Evergreen Group Holdings Inc., Tranch B-4 U.S. Term Loans, 7.747%, (TSFR1M+2.500%), 09/24/2028	780,832	0.1
494,659	Pre Paid Legal Services Inc, First Lien Initial Term Loans, 8.710%, (TSFR1M+3.750%), 12/15/2028	494,830	0.0
141,979	Pretium PKG Holdings Inc, Initial Third Amendment Tranche A-1 Term Loan (First Lien), 9.848%, (TSFR3M+4.600%), 10/02/2028	114,258	0.0
546,785	Pro Mach Group Inc, Refinancing Term Loan, 8.345%, (TSFR1M+8.345%), 08/31/2028	549,519	0.1
389,942	Quikrete Holdings Inc, Term Loan B (2029), 7.095%, (TSFR1M+2.250%), 03/19/2029	390,510	0.0
348,717	Refficiency Holdings LLC, 2021 Initial Term Loan, 8.445%, (TSFR1M+8.445%), 12/16/2027	350,678	0.0
391,987	Service Logic Acquisition Inc, 2024 Term Loan B, 8.314%, (TSFR1M+8.314%), 10/29/2027	393,457	0.0
228,483	Smyrna Ready Mix Concrete LLC, New Term Loan B, 8.354%, (TSFR1M+3.500%), 04/02/2029	230,196	0.0
516,008	SPX Flow, Inc., Cov-Lite Tlb, 8.345%, (TSFR1M+3.500%), 04/05/2029	517,240	0.1
390,000 (8)	Third Coast Infrastructure, LLC, Term Loan B, 09/30/2030	388,050	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
743,360	TK Elevator Midco Gmbh, Facility B2 (USD), 8.588%, (TSFR6M+3.500%), 04/30/2030	$745,941	0.1
992,513	Transdigm Inc, Tranche K Term Loans, 7.354%, (TSFR3M+2.750%), 03/22/2030	993,547	0.1
197,088	Tutor Perini Corporation, Term Loan, 9.710%, (TSFR1M+4.750%), 08/18/2027	197,088	0.0
291,436	Watlow Electric Manufacturing Company, Term Loan B, 9.264%, (TSFR3M+4.012%), 03/02/2028	292,638	0.0
420,000	Wilsonart LLC, Initial Term Loans, 8.854%, (TSFR1M+4.250%), 07/25/2031	415,931	0.0
		17,831,216	0.9

	Insurance: 0.1%
521,562	Ima Financial Group, Inc., Initial Term Loan, 8.095%, (TSFR1M+3.750%), 10/16/2028	521,128	0.0
738,194	Sedgwick Claims Management Services Inc, 2024 Term Loan, 8.250%, (TSFR3M+3.750%), 07/31/2031	737,732	0.1
		1,258,860	0.1

	Leisure Good/Activities/Movies: 0.1%
406,271	24 Hour Fitness Worldwide Inc, Term Loan, 14.319%, (TSFR3M+2.000%), 09/29/2025	355,487	0.0
300,935	Cinemark USA Inc, Term Loan, 8.095%, (TSFR1M+3.250%), 05/24/2030	301,688	0.0
554,533	Hayward Industries Inc, First Lien Initial Term Loan, 7.460%, (US0006M+2.750%), 05/30/2028	554,533	0.1
483,709	Playtika Holding Corp, Tranche B, 7.943%, (TSFR1M+2.750%), 03/13/2028	481,098	0.0
		1,692,806	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos: 0.1%
674,667	Fertitta Entertainment LLC, Initial B Term Loan, 8.847%, (TSFR1M+3.750%), 01/29/2029	$673,266	0.1
473,769	Flynn Restaurant Group LP, 2021 New Term Loan, 9.210%, (TSFR1M+4.364%), 12/01/2028	476,138	0.0
415,981	Golden Entertainment Inc, Term B-1 Loan, 6.854%, (TSFR1M+2.250%), 05/28/2030	415,461	0.0
476,333	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 7.345%, (TSFR1M+2.750%), 08/02/2028	474,189	0.0
407,538	Scientific Games Holdings LP, Tranche B, 8.421%, (TSFR3M+3.250%), 04/04/2029	405,797	0.0
		2,444,851	0.1

	Oil & Gas: 0.0%
202,946	Medallion Midland Acquisition LLC, First Lient Term Loan, 8.314%, (TSFR3M+3.500%), 10/18/2028	203,530	0.0
542,763	TransMontaigne Operating Company LP, Tranche B Term Loan, 8.460%, (TSFR1M+3.614%), 11/17/2028	544,289	0.0
		747,819	0.0

	Pipelines: 0.0%
250,000	Whitewater DBR Holdco LLC, Initial Term Loan, 7.354%, (TSFR3M+2.750%), 03/03/2031	250,156	0.0

	Radio & Television: 0.1%
459,139	DirectV Financing LLC, Closing Date Term Loan, 10.360%, (TSFR1M+5.114%), 08/02/2027	459,952	0.0
390,417	Gray Television Inc, Cov-Lite Tld, 8.315%, (TSFR1M+3.113%), 12/01/2028	361,319	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television: (continued)
545,329	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 10.195%, (TSFR1M+5.350%), 04/09/2029	$531,866	0.1
32,884	Sinclair Television Group Inc, Term B-2 Loan, 8.014%, (TSFR1M+2.500%), 09/30/2026	31,959	0.0
148,106	Sinclair Television Group Inc, Term Loan B-4, 8.695%, (TSFR1M+3.750%), 04/23/2029	109,432	0.0
		1,494,528	0.1

	Retailers (Except Food & Drug): 0.1%
829,238	Great Outdoors Group LLC, Term B-2 Loan, 9.110%, (TSFR1M+3.864%), 03/06/2028	829,929	0.1
74,002	Leslie's Poolmart Inc, Initial Term Loan, 7.710%, (TSFR1M+2.750%), 03/09/2028	71,898	0.0
200,324	Michaels Companies Inc (The), Term B Loan, 9.115%, (TSFR3M+4.512%), 04/15/2028	161,038	0.0
581,583	Petco Health and Wellness Company Inc, First Lien Initial Term Loan, 8.115%, (TSFR3M+3.512%), 03/06/2028	554,039	0.0
		1,616,904	0.1

	Technology: 1.0%
481,393	Adeia Inc, 3rd Amendment Term Loan B, 7.961%, (TSFR1M+7.961%), 06/08/2028	482,296	0.0
485,000 (8)	Amazon Holdco Inc., Tlb, 07/30/2031	484,091	0.0
115,000	Applied Systems Inc, Initial Term Loan (2024) (Second Lien), 9.854%, (TSFR3M+5.250%), 02/23/2032	118,654	0.0
515,009	Applied Systems Inc, Tranche B-1 Term Loan, 7.604%, (TSFR1M+3.000%), 02/24/2031	516,179	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
786,344	Applovin Corporation, 10Th Amendment Term Loan, 7.345%, (TSFR1M+2.500%), 10/25/2028	$787,818	0.1
330,000	Asurion LLC, Second Lien Term Loan B3, 10.210%, (TSFR1M+5.364%), 01/31/2028	310,730	0.0
743,346	BMC Software (Boxer/ Bladelogic), 2031 New First Lien Dollar Term Loan, 9.005%, (TSFR3M+9.005%), 07/30/2031	742,383	0.1
376,242	Capstone Borrower Inc, Term Loan B, 7.854%, (TSFR3M+7.854%), 06/17/2030	376,830	0.0
399,233	Cast & Crew Payroll LLC, First Lien Incremental Facility No 2 Incremental Term Loan, 8.595%, (TSFR1M+8.595%), 12/29/2028	400,552	0.0
444,382	Cloud Software Group Inc, Term Loan B, 9.335%, (TSFR3M+4.000%), 03/30/2029	443,005	0.0
285,000	Cloud Software Group Inc, Third Amendment Term Loan, 9.835%, (TSFR3M+4.500%), 03/19/2031	286,170	0.0
419,820	Connectwise, LLC, Initial Term Loan, 9.096%, (TSFR3M+3.762%), 09/29/2028	420,029	0.0
496,231	Constant Contact Inc, First Lien Initial Term Loan, 9.566%, (TSFR3M+4.262%), 02/10/2028	481,344	0.0
315,000 (8)	Darktrace Plc, Term Loan, 07/02/2031	310,373	0.0
400,000 (8)	Dragon Buyer, Inc., Tlb, 09/30/2031	398,600	0.0
213,925	Dun & Bradstreet Corporation (The), Incremental Term B-2, 7.605%, (TSFR1M+2.750%), 01/18/2029	214,042	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
426,449	ECI Macola / Max Holding LLC, 2024 Extending Term Loan, 9.085%, (TSFR3M+3.750%), 05/31/2030	$428,010	0.0
280,000 (8)	Envestnet, Inc., Term Loan, 09/19/2031	279,300	0.0
90,168 (9)	Epicor Software Corporation, 2024 Delayed Draw Term Loan, 8.830%, (TSFR1M+3.500%), 05/30/2031	90,337	0.0
768,507	Epicor Software Corporation, Term E Loans, 8.095%, (TSFR1M+3.250%), 05/30/2031	769,948	0.1
250,000	Fortress Intermediate 3 Inc., Initial Term Loan, 8.595%, (TSFR1M+3.750%), 06/27/2031	249,766	0.0
396,795	Gainwell Acquisition Corp, Term B Loan, 8.704%, (US0006M+4.000%), 10/01/2027	378,567	0.0
617,766	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2024 Incremental No. 2 Dollar Term Loan, 8.345%, (TSFR1M+8.345%), 12/01/2027	620,083	0.1
299,875	Helios Software Holdings Inc, 2024 Dollar Term Loan, 8.354%, (TSFR3M+8.354%), 07/15/2030	298,875	0.0
348,250	Imagine Learning LLC, 2024 Term Loan, 8.345%, (TSFR1M+3.500%), 12/21/2029	348,530	0.0
550,000	Indy Us Bidco, LLC, Ninth Amend Dollar Term Loan, 9.595%, (TSFR1M+4.750%), 03/06/2028	549,083	0.1
397,698	Informatica LLC, 2024 Term Loan B, 7.095%, (TSFR1M+7.095%), 10/27/2028	397,781	0.0
250,000 (8)	Instructure Holdings Inc, Term Loan, 09/12/2031	248,385	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
149,250	Lorca Telecom Bidco S.A., Facility B4 Loan, 8.104%, (TSFR3M+3.500%), 03/25/2031	$149,623	0.0
492,484	Mcafee Corp, Tranche B-1 Term Loan, 8.451%, (TSFR1M+8.451%), 03/01/2029	491,292	0.0
280,000	MH Sub I LLC, Second Lien Term Loan, 11.502%, (TSFR1M+6.250%), 09/15/2025	275,537	0.0
548,689	Mitchell International, Inc., Initial Term Loan, 8.095%, (TSFR1M+8.095%), 06/17/2031	541,363	0.1
331,388	MKS Instruments Inc, 2024-1 Dollar Term Loan B, 7.170%, (TSFR1M+7.170%), 08/17/2029	331,844	0.0
270,000	Modena Buyer LLC, Initial Term Loan, 9.104%, (TSFR3M+9.104%), 07/01/2031	259,031	0.0
445,000	Mosel Bidco (SE), Facility B (Usd) Loan, 9.104%, (TSFR3M+4.750%), 09/16/2030	447,781	0.0
455,000 (8)	Neon Maple Purchaser Inc, Tranche B-1 Term Loan, 01/01/2040	450,450	0.0
98,358	Oceankey (U.S.) II Corp, Term Loan, 8.445%, (US0006M+3.500%), 12/15/2028	98,420	0.0
205,149	Paysafe Holdings (US) Corp, Facility B1, 7.710%, (TSFR1M+2.750%), 06/28/2028	204,209	0.0
546,366	Project Boost Purchaser LLC, 1L Intial Term Loan, 8.786%, (TSFR3M+3.500%), 07/16/2031	546,879	0.1
373,875	Project Ruby Ultimate Parent Corp, Incremental Term B-3 Loan, 8.460%, (TSFR1M+3.614%), 03/10/2028	374,296	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
173,250	Quartz AcquireCo LLC, Term Loan B-1, 7.354%, (TSFR3M+7.354%), 06/28/2030	$173,033	0.0
229,053	Rackspace Finance, LLC, First Lien Term Loan, 7.982%, (TSFR1M+3.500%), 05/15/2028	128,079	0.0
497,436	RealPage Inc, First Lien Initial Term Loan, 7.960%, (TSFR1M+3.114%), 04/24/2028	483,446	0.0
316,558	Renaissance Holding Corp, Covenant-Lite First-Lien Term Loan, 9.095%, (TSFR1M+4.250%), 04/05/2030	316,792	0.0
452,964	Rocket Software Inc, Term Loan, 9.595%, (TSFR1M+4.750%), 11/28/2028	453,927	0.0
298,562	Skillsoft Finance II Inc, Initial Term Loan, 10.219%, (TSFR1M+5.364%), 07/14/2028	246,189	0.0
364,490	Skopima Consilio (FKA GI Consilio), First Lien Initial Term Loan, 9.361%, (TSFR1M+4.000%), 05/12/2028	364,405	0.0
303,475	SonicWall US Holdings Inc, 2023 Term Loan, 9.604%, (TSFR3M+5.000%), 05/18/2028	299,998	0.0
243,943	Tenable Inc, Initial Term Loan, 7.710%, (US0006M+2.750%), 07/07/2028	244,451	0.0
240,000 (8)	Thunder Genera, Tranche B, 09/29/2031	240,150	0.0
899,569	UKG Inc, Term Loan B, 8.555%, (TSFR3M+3.500%), 02/10/2031	900,650	0.1
496,234	Virtusa Corporation, Term B-2 Loan, 8.095%, (TSFR1M+8.095%), 02/15/2029	496,700	0.1
219,450	VS Buyer LLC, 2024 Refinancing Initial Term Loan, 8.347%, (TSFR1M+3.250%), 04/14/2031	219,907	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
397,763	Waystar Technologies Inc, Term Loan B, 7.595%, (TSFR1M+2.750%), 10/22/2029	$399,255	0.0
		20,569,468	1.0

	Telecommunications: 0.1%
404,456	Asurion LLC, New B11 Term Loan, 9.195%, (TSFR1M+4.250%), 08/21/2028	399,064	0.0
148,458	Cablevision Lightpath LLC, Initial Term Loan, 8.461%, (TSFR1M+3.250%), 11/30/2027	148,420	0.0
785,291	CCI Buyer Inc, First Lien Initial Term Loan, 8.604%, (TSFR3M+4.000%), 12/17/2027	785,192	0.1
750,000	UPC Financing Partnership, Facility AX, 8.136%, (TSFR1M+3.000%), 01/31/2029	747,047	0.0
196,476	Viasat Inc, Initial Term Loan, 9.345%, (TSFR1M+4.500%), 03/05/2029	180,390	0.0
500,000	Zayo Group Holdings Inc, Initial Dollar Term Loan, 8.217%, (TSFR1M+3.000%), 03/09/2027	457,552	0.0
		2,717,665	0.1

	Utilities: 0.1%
220,000 (8)	Alpha Generation LLC, Term Loan B, 09/30/2031	220,275	0.0
289,275	Bip Pipeco Holdings LLC, Term Loan, 7.818%, (TSFR3M+2.500%), 12/05/2030	289,817	0.0
394,388	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 9.354%, (TSFR3M+4.750%), 05/01/2031	398,824	0.0
335,000	Lightning Power, LLC, Initial Term B Loan, 8.346%, (TSFR3M+3.250%), 08/07/2031	336,094	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Utilities: (continued)
409,194	NGL Energy Operating LLC, Term Loan, 8.595%, (TSFR1M+3.750%), 02/03/2031	$407,813	0.1
119,400	NRG Energy Inc., Term Loan, 7.264%, (TSFR1M+3.500%), 03/27/2031	119,723	0.0
316,978	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.845%, (TSFR1M+2.000%), 12/20/2030	317,366	0.0
		2,089,912	0.1
	Total Bank Loans
	(Cost $142,660,555)	142,882,427	7.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.5%
	Government National Mortgage Association: 2.0%
7,800,000 (10)	4.500%, 10/20/2054	7,702,659	0.4
26,205,000 (10)	5.000%, 10/20/2054	26,251,053	1.3
6,970,000 (10)	5.500%, 09/20/2054	7,038,481	0.3
		40,992,193	2.0

	Uniform Mortgage-Backed Securities: 1.5%
7,500,000 (10)	3.000%, 10/01/2054	6,732,413	0.3
2,563	5.500%, 10/01/2039	2,638	0.0
9,550,000 (10)	5.500%, 10/01/2054	9,662,076	0.5
14,063,000 (10)	5.500%, 11/01/2054	14,226,941	0.7
		30,624,068	1.5
	Total U.S. Government Agency Obligations
	(Cost $71,776,467)	71,616,261	3.5

SOVEREIGN BONDS: 1.3%
BRL5,320,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	4,030,982	0.2
1,050,000	Brazilian Government International Bond, 6.125%, 03/15/2034	1,072,050	0.1
675,000	Brazilian Government International Bond, 7.125%, 05/13/2054	701,855	0.0
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	743,250	0.0
6,200,000 (3)	European Bank for Reconstruction & Development, GMTN, 20.000%, 03/19/2025	6,865,663	0.3
1,425,000 (2)	Guatemala Government Bond, 6.050%, 08/06/2031	1,461,053	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
675,000 (2)	Guatemala Government Bond, 6.550%, 02/06/2037	$701,460	0.0
600,000	Panama Government International Bond, 3.160%, 01/23/2030	537,450	0.0
1,000,000 (6)	Panama Government International Bond, 6.875%, 01/31/2036	1,053,125	0.1
1,200,000	Panama Government International Bond, 7.500%, 03/01/2031	1,315,200	0.1
1,580,000	Panama Government International Bond, 8.000%, 03/01/2038	1,785,795	0.1
1,765,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	1,716,462	0.1
625,000 (6)	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	622,656	0.0
924,000 (2)	Romanian Government International Bond, 5.750%, 03/24/2035	918,803	0.0
1,338,000 (2)	Romanian Government International Bond, 6.375%, 01/30/2034	1,393,192	0.1
1,100,000 (2)	Saudi Government International Bond, 5.750%, 01/16/2054	1,123,375	0.1
125,232 (1)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	54,946	0.0
467,977 (1)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2034	160,165	0.0
395,473 (1)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2035	173,415	0.0
329,561 (1)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2036	143,194	0.0
603,324 (1)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	355,750	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
793,835 (1)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	$354,050	0.0
718,884 (1)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	312,535	0.0
176,565 (1)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	75,914	0.0
	Total Sovereign Bonds
	(Cost $26,619,000)	27,672,340	1.3

U.S. TREASURY OBLIGATIONS: 0.6%
	United States Treasury Notes: 0.6%
858,000	0.375%, 09/30/2027	780,830	0.0
94,000	2.750%, 08/15/2032	87,861	0.0
42,000	3.375%, 09/30/2029	41,877	0.0
2,123,000	3.500%, 09/30/2031	2,119,185	0.1
188,000	3.625%, 09/15/2027	187,053	0.0
10,012,300	3.875%, 08/15/2034	10,083,481	0.5
2,000	4.625%, 06/15/2027	2,054	0.0
		13,302,341	0.6
	Total U.S. Treasury Obligations
	(Cost $13,245,237)	13,302,341	0.6

Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
5,366 (3)	Yak Access LLC Series A	12,074	0.0
1,157 (3)	Yak Access LLC Series B	2,604	0.0
		14,678	0.0

	Consumer Discretionary: 0.0%
142,000 (3)	24 Hour Fitness Worldwide, Inc.	1,420	0.0
113 (3)	Travelport Tech Ltd.	80,230	0.0
		81,650	0.0

	Consumer Staples: —%
2,038 (3)	Save-A-Lot, Inc./Moran Foods	—	—

	Total Common Stock
	(Cost $548,230)	96,328	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
189,193 (3)	24 Hour Fitness Worldwide, Inc.	$95	0.0

	Total Preferred Stock
	(Cost $227,212)	95	0.0

PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options
	(Cost $1,004,238)	139,901	0.0
	Total Long-Term Investments
	(Cost $1,881,655,336)	1,851,741,993	90.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 17.7%
	Repurchase Agreements: 2.0%
1,725,519 (12)	ASL Capital Markets, Inc., Repurchase Agreement dated 09/30/2024, 5.350%, due 10/01/2024 (Repurchase Amount $1,725,772, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-7.000%, Market Value plus accrued interest $1,760,029, due 06/01/28-07/15/59)	1,725,519	0.1
11,265,616 (12)	Bethesda Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $11,267,159, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.026%, Market Value plus accrued interest $11,490,928, due 10/01/27-01/01/57)	11,265,616	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
11,265,616 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $11,267,159, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $11,490,928, due 05/01/26-08/20/74)	$11,265,616	0.5
4,038,473 (12)	CF Secured LLC, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $4,039,026, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.070%, Market Value plus accrued interest $4,119,242, due 05/15/27-07/20/73)	4,038,473	0.2
1,217,436 (12)	Clear Street LLC, Repurchase Agreement dated 09/30/2024, 5.020%, due 10/01/2024 (Repurchase Amount $1,217,603, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,241,669, due 07/31/25-08/01/54)	1,217,436	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
11,094,587 (12)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $11,096,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $11,316,479, due 07/15/28-09/01/54)	$11,094,587	0.5
	Total Repurchase Agreements
	(Cost $40,607,247)	40,607,247	2.0

	Time Deposits: 0.3%
1,170,000 (12)	Canadian Imperial Bank of Commerce, 4.810%, 10/01/2024	1,170,000	0.0
1,170,000 (12)	Landesbank Hessen Thueringen Girozentrale, 4.820%, 10/01/2024	1,170,000	0.1
1,170,000 (12)	Mizuho Bank Ltd., 4.820%, 10/01/2024	1,170,000	0.0
1,170,000 (12)	Royal Bank of Canada, 4.830%, 10/01/2024	1,170,000	0.1
1,170,000 (12)	Skandinaviska Enskilda Banken AB, 4.810%, 10/01/2024	1,170,000	0.1
1,160,000 (12)	Svenska Handelsbanken AB, 4.810%, 10/01/2024	1,160,000	0.0
	Total Time Deposits
	(Cost $7,010,000)	7,010,000	0.3

	Commercial Paper: 14.8%
10,000,000	Agilent Technologies, 5.050%, 10/15/2024	9,979,358	0.5
15,000,000	American Electric Power Co., Inc., 5.000%, 10/02/2024	14,995,904	0.7
10,000,000	American Electric Power Co., Inc., 5.100%, 11/04/2024	9,951,470	0.5
10,000,000	Autozone, Inc., 4.990%, 10/01/2024	9,998,636	0.5
15,000,000	Cigna Group, 5.050%, 10/17/2024	14,964,864	0.7
5,000,000	Concord Minutemen Capital Co. LLC, 4.950%, 10/07/2024	4,995,275	0.2
15,000,000	Consolidated Edison, 5.020%, 10/08/2024	14,983,555	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
13,500,000	CVS Caremark, 4.960%, 10/01/2024	$13,498,169	0.7
15,000,000	Dominion Energy, Inc., 4.970%, 10/01/2024	14,997,961	0.7
8,000,000	Dominion Energy, Inc., 4.980%, 10/02/2024	7,997,824	0.4
5,000,000	Dominion Energy, Inc., 5.060%, 10/23/2024	4,984,165	0.2
1,200,000	Duke Energy Co., 5.000%, 10/02/2024	1,199,672	0.1
9,750,000	Duke Energy Co., 5.000%, 10/03/2024	9,746,004	0.5
2,500,000	Duke Energy Co., 5.020%, 10/07/2024	2,497,604	0.1
3,135,000	Duke Energy Co., 5.060%, 10/18/2024	3,127,212	0.2
2,825,000	Duke Energy Co., 5.080%, 10/22/2024	2,816,398	0.1
17,000,000	EBAY, Inc., 4.860%, 01/21/2025	16,748,683	0.8
11,500,000	EIDP, Inc., 4.960%, 12/12/2024	11,387,421	0.6
13,750,000	Entergy Corp., 4.990%, 10/01/2024	13,748,127	0.7
16,000,000	Entergy Corp., 4.990%, 10/02/2024	15,995,639	0.8
10,000,000	Entergy Corp., 5.090%, 10/23/2024	9,968,146	0.5
15,000,000	HP, Inc., 5.010%, 10/04/2024	14,991,798	0.7
8,000,000	McCormick & Company, Inc., 5.010%, 10/04/2024	7,995,625	0.4
1,700,000	McCormick & Company, Inc., 5.110%, 10/31/2024	1,692,671	0.1
8,575,000	McCormick & Company, Inc., 5.110%, 11/01/2024	8,536,869	0.4
17,100,000	McDonald's Corp., 4.470%, 10/10/2024	17,079,138	0.8
1,075,000	Mondelez International, 5.030%, 10/24/2024	1,071,467	0.0
7,225,000	Parker-Hannifin Corp., 5.000%, 10/01/2024	7,224,014	0.4
1,700,000	Parker-Hannifin Corp., 5.000%, 10/02/2024	1,699,536	0.1
5,000,000	Parker-Hannifin Corp., 5.040%, 11/19/2024	4,965,833	0.2
3,570,000	Parker-Hannifin Corp., 5.060%, 11/13/2024	3,548,428	0.2
2,021,000	Sherwin-Williams Co., 5.020%, 10/09/2024	2,018,510	0.1
10,000,000	Volkswagen Group, 4.780%, 10/30/2024	9,961,000	0.5
3,500,000	Volkswagen Group, 5.120%, 01/03/2025	3,454,066	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
10,000,000	Volkswagen Group, 5.210%, 10/10/2024	$9,985,781	0.5
	Total Commercial Paper
	(Cost $302,790,068)	302,806,823	14.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
12,870,080 (13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $12,870,080)	$12,870,080	0.6

	Total Short-Term Investments
	(Cost $363,277,395)	363,294,150	17.7
	Total Investments in Securities
	(Cost $2,244,932,731)	$2,215,036,143	108.1
	Liabilities in Excess of Other Assets	(166,842,066)	(8.1)
	Net Assets	$2,048,194,077	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	Security, or a portion of the security, is on loan.
(7)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(10)	Represents or includes a TBA transaction.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of September 30, 2024.

Currency Abbreviations:

BRL	Brazilian Real
CHF	Swiss Franc
EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
PRIME	Federal Reserve Bank Prime Loan Rate
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0006M	6-month LIBOR

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$533,815,282	$1,959,375	$535,774,657
Corporate Bonds/Notes	—	414,098,437	—	414,098,437
Commercial Mortgage-Backed Securities	—	374,660,055	—	374,660,055
Asset-Backed Securities	—	271,499,151	—	271,499,151
Bank Loans	—	142,882,427	—	142,882,427
U.S. Government Agency Obligations	—	71,616,261	—	71,616,261
Sovereign Bonds	—	20,806,677	6,865,663	27,672,340
U.S. Treasury Obligations	—	13,302,341	—	13,302,341
Purchased Options	—	139,901	—	139,901
Common Stock	—	—	96,328	96,328
Preferred Stock	—	—	95	95
Short-Term Investments	12,870,080	350,424,070	—	363,294,150
Total Investments, at fair value	$12,870,080	$2,193,244,602	$8,921,461	$2,215,036,143
Other Financial Instruments
Bank Loans	—	874,578	—	874,578
Centrally Cleared Interest Rate Swaps	—	98,929	—	98,929
Forward Foreign Currency Contracts	—	3,209,955	—	3,209,955
Forward Premium Swaptions	—	2,835,589	—	2,835,589
Futures	1,543,195	—	—	1,543,195
OTC Cross-Currency Swaps	—	22,920	—	22,920
Total Assets	$14,413,275	$2,200,286,573	$8,921,461	$2,223,621,309
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(6,024,029)	$—	$(6,024,029)
Forward Foreign Currency Contracts	—	(2,644,433)	—	(2,644,433)
Forward Premium Swaptions	—	(87,698)	—	(87,698)
Futures	(954,372)	—	—	(954,372)
OTC volatility swaps	—	(297,277)	—	(297,277)
Sales Commitments	—	(13,854,731)	—	(13,854,731)
Written Options	—	(200,898)	—	(200,898)
Total Liabilities	$(954,372)	$(23,109,066)	$—	$(24,063,438)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,230,905	BRL	29,349,418	Bank of America N.A.	10/25/24	$(141,399)
USD	1,418,466	TRY	65,675,000	Bank of America N.A.	04/03/25	(176,034)
USD	2,985,880	BRL	16,428,074	Barclays Bank PLC	10/25/24	(21,219)
BRL	28,693,022	USD	5,052,433	BNP Paribas	10/25/24	199,721
CNY	81,397,582	USD	11,538,882	BNP Paribas	10/25/24	102,902
USD	5,070,053	MXN	98,313,396	BNP Paribas	10/25/24	95,824
CNY	7,950,068	USD	1,126,998	BNP Paribas	10/25/24	10,050
BRL	19,587,005	USD	3,581,133	BNP Paribas	10/25/24	4,197
MXN	219,203,708	USD	11,141,797	BNP Paribas	10/25/24	(51,045)
USD	12,585,676	CNY	89,155,919	BNP Paribas	10/25/24	(165,734)
USD	5,094,633	BRL	28,881,812	BNP Paribas	10/25/24	(192,078)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,000,391	BRL	34,051,199	BNP Paribas	10/25/24	$(232,556)
USD	5,037,255	CLP	4,769,361,160	BNP Paribas	10/25/24	(265,145)
USD	2,734,497	MXN	53,614,532	Citibank N.A.	10/25/24	21,835
USD	4,486,326	BRL	25,248,502	Citibank N.A.	10/25/24	(135,321)
BRL	34,084,624	USD	6,000,391	Goldman Sachs International	10/25/24	238,675
MXN	30,562,357	USD	1,599,344	Goldman Sachs International	10/25/24	(53,022)
USD	5,016,386	CLP	4,665,238,971	Goldman Sachs International	10/25/24	(170,254)
MXN	116,253,156	USD	6,064,122	Goldman Sachs International	10/25/24	(182,219)
USD	4,326,723	CLP	4,069,802,245	Goldman Sachs International	10/25/24	(197,932)
TRY	65,675,000	USD	1,416,936	Goldman Sachs International	04/03/25	177,564
USD	46,259	ZAR	832,395	HSBC Bank USA N.A.	10/25/24	(1,819)
CLP	4,789,550,724	USD	5,052,535	Morgan Stanley Capital Services LLC	10/25/24	272,310
CLP	4,774,548,807	USD	5,052,433	Morgan Stanley Capital Services LLC	10/25/24	255,734
BRL	14,769,543	USD	2,685,469	Morgan Stanley Capital Services LLC	10/25/24	18,042
USD	6,098,911	BRL	33,631,836	Morgan Stanley Capital Services LLC	10/25/24	(57,274)
MXN	381,331,652	USD	19,517,874	Morgan Stanley Capital Services LLC	10/25/24	(224,155)
BRL	26,306,777	USD	4,620,420	Standard Chartered Bank	10/25/24	194,940
BRL	26,188,171	USD	4,620,420	Standard Chartered Bank	10/25/24	173,229
USD	39,313,218	EUR	35,618,471	Standard Chartered Bank	10/25/24	(377,227)
CLP	3,931,542,398	USD	4,179,810	State Street Bank and Trust Co.	10/25/24	191,134
USD	6,064,122	MXN	116,291,248	State Street Bank and Trust Co.	10/25/24	180,292
USD	6,123,238	MXN	118,975,252	State Street Bank and Trust Co.	10/25/24	103,609
EUR	35,450,294	USD	39,474,632	State Street Bank and Trust Co.	10/25/24	28,409
USD	19,956,756	MXN	375,828,200	Wells Fargo Securities LLC	10/25/24	941,488
						$565,522

At September 30, 2024, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2,212	12/31/24	$460,631,719	$759,781
U.S. Treasury 5-Year Note	2,170	12/31/24	238,445,703	(954,372)
			$699,077,422	$(194,591)
Short Contracts:
U.S. Treasury 10-Year Note	(976)	12/19/24	(111,538,500)	9,764
U.S. Treasury Long Bond	(275)	12/19/24	(34,151,562)	164,841
U.S. Treasury Ultra 10-Year Note	(625)	12/19/24	(73,935,547)	506,519
U.S. Treasury Ultra Long Bond	(104)	12/19/24	(13,841,750)	102,290
			$(233,467,359)	$783,414

At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.208%	Annual	09/10/29	USD	22,936,000	$(64,864)	$(64,864)
Receive	28-day MXN TIIE-BANXICO	Monthly	8.700	Monthly	09/20/34	MXN	126,260,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.243	Annual	10/07/29	USD	6,704,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	10/07/29	USD	8,939,000	32,000	32,000
Receive	1-day Secured Overnight Financing Rate	Annual	3.256	Annual	10/07/29	USD	11,174,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.206	Annual	09/10/29	USD	22,936,000	66,929	66,929
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	201,589,400	(3,292,667)	(3,292,667)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	4.241%	Annual	07/22/26	USD	208,749,000	$(2,666,498)	$(2,666,498)
								$(5,925,100)	$(5,925,100)

At September 30, 2024, Voya Strategic Income Opportunities Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pays	Fund Receives	Maturity Date	Counter party	Notional Amount of Currency Received(1)		Notional Amount of Currency Delivered(1)		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 1-day Secured Overnight Financing Rate based on the notional amount of currency received	Floating rate equal to 28-day MXN TIIE-BANXICO minus 0.67% based on the notional amount of currency delivered	12/15/2027	BNP Paribas	USD	20,537,980	MXN	407,165,454	$22,920	$—	$22,920
								$22,920	$—	$22,920

(1)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At September 30, 2024, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	52,000	$(86,411)	$(86,411)
Receive	EUR vs. USD Spot Exchange Rate	6.550%	Deutsche Bank AG	02/03/25	USD	104,370	(17,282)	(17,282)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	52,000	(86,410)	(86,410)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	93,000	(107,174)	(107,174)
							$(297,277)	$(297,277)

At September 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call MXN vs. Put CHF	Goldman Sachs International	10/10/24	21.500	CHF	23,341,010	$416,584	$1,277
Call USD vs. Put EUR	Morgan Stanley Capital Services LLC	10/10/24	1.090	USD	30,865,820	78,183	5,094
Call USD vs. Put JPY	Goldman Sachs International	11/26/25	165.000	USD	2,862,000	180,306	131,405
						$675,073	$137,776

At September 30, 2024, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call MXN vs. Put CHF	Goldman Sachs International	10/10/24	20.500	CHF	23,341,110	$101,447	$(64)
						$101,447	$(64)

At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	103,876,000	$329,165	$2,125
								$329,165	$2,125

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 5-Year Interest Rate Swap(1)	UBS AG	Pay	3.185%	1-day Secured Overnight Financing Rate	10/03/24	USD	44,694,000	$136,317	$(20,742)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	103,876,000	204,616	(830)
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	103,876,000	124,549	(353)
Put on 5-Year Interest Rate Swap(2)	UBS AG	Receive	3.185%	1-day Secured Overnight Financing Rate	10/03/24	USD	44,694,000	136,317	(178,909)
								$601,799	$(200,834)

At September 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	$(874,429)	$(28,483)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	22,958,000	(4,017,650)	869,436
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	1,816,015
Put on 5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Pay	1-day Secured Overnight Financing Rate	09/18/29	USD	44,694,000	(1,436,465)	88,823
								$(15,990,962)	$2,745,791

At September 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Pay	1-day Secured Overnight Financing Rate	09/19/28	USD	111,735,000	$872,232	$35,279
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	874,428	(24,338)
Put on 1-Year Interest Rate Swap	Bank of America N.A.	3.140%	Receive	1-day Secured Overnight Financing Rate	09/19/28	USD	111,735,000	872,231	(34,877)
Put on 5-Year Interest Rate Swap	UBS AG	2.650%	Receive	6-month EUR-EURIBOR	09/18/29	EUR	44,694,000	1,453,233	26,036
								$4,072,124	$2,100

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

The following sales commitments were held by the Voya Strategic Income Opportunities Fund at September 30, 2024:
		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(6,970,000)	Ginnie Mae, 5.500%, due 09/20/54	09/23/24	$(7,038,481)
(7,000,000)	Uniform Mortgage-Backed Securities, 4.500%, due 06/25/54	11/14/24	(6,816,250)
	Total Sales Commitments
	Proceeds receivable $(13,961,696)		$(13,854,731)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Currency Abbreviations:

BRL	—	Brazilian Real
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
EUR	—	EU Euro
MXN	—	Mexican Peso
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$137,776
Interest rate contracts	Investments in securities at value*	2,125
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,209,955
Interest rate contracts	Unrealized appreciation on forward premium swaptions	2,835,589
Interest rate contracts	Variation margin receivable on futures contracts**	1,543,195
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	98,929
Total Asset Derivatives		$7,827,569

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,644,433
Interest rate contracts	Unrealized depreciation on forward premium swaptions	87,698
Interest rate contracts	Variation margin payable on futures contracts**	954,372
Interest rate contracts	Variation margin payable on centrally cleared swaps**	6,024,029
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	297,277
Foreign exchange contracts	Written options, at fair value	64
Interest rate contracts	Written options, at fair value	200,834
Total Liability Derivatives		$10,208,707

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$1,789,683	$—	$1,789,683
Equity contracts	—	—	1,010,047	—	—	1,010,047
Foreign exchange contracts	(1,265,328)	(671,881)	—	(661,213)	(546,343)	(3,144,765)
Interest rate contracts	(2,615,130)	—	(244,075)	(3,921,985)	3,312,756	(3,468,434)
Total	$(3,880,458)	$(671,881)	$765,972	$(2,793,515)	$2,766,413	$(3,813,469)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$638,351	$1,771,546	$—	$(222,116)	$(65,666)	$2,122,114
Interest rate contracts	3,803,174	—	2,801,376	(3,968,216)	(1,398,659)	1,237,675
Total	$4,441,525	$1,771,546	$2,801,376	$(4,190,332)	$(1,464,325)	$3,359,789

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.
Assets:
Purchased options	$—	$—	$—	$—	$—	$134,807	$—	$—	$5,094	$—	$—
Forward foreign currency
contracts	—	—	412,694	21,835	—	416,239	—	—	546,086	368,169	503,444
Forward premium swaptions	35,279	2,685,451	—	—	—	—	—	88,823	—	—	—
Cross-Currency Swaps	—	—	22,920	—	—	—	—	—	—	—	—
Total Assets	$35,279	$2,685,451	$435,614	$21,835	$—	$551,046	$—	$88,823	$551,180	$368,169	$503,444
Liabilities:
Forward foreign currency
contracts	$317,433	$21,219	$906,558	$135,321	$—	$603,427	$1,819	$—	$281,429	$377,227	$—
Forward premium swaptions	34,877	—	—	—	—	—	—	52,821	—	—	—
Volatility Swaps	—	—	86,411	—	17,282	—	—	—	—	86,410	—
Written options	—	—	—	—	—	1,247	—	—	—	—	—
Total Liabilities	$352,310	$21,219	$992,969	$135,321	$17,282	$604,674	$1,819	$52,821	$281,429	$463,637	$—
Net OTC derivative
instruments by
counterparty, at fair value	$(317,031)	$2,664,232	$(557,355)	$(113,486)	$(17,282)	$(53,628)	$(1,819)	$36,002	$269,751	$(95,468)	$503,444
Total collateral pledged by
the Fund/(Received from
counterparty)	$—	$(2,664,232)	$—	$—	$17,282	$—	$—	$—	$(269,751)	$95,468	$—
Net Exposure(1),(2)	$(317,031)	$—	$(557,355)	$(113,486)	$—	$(53,628)	$(1,819)	$36,002	$—	$—	$503,444

	UBS AG	Wells Fargo Securities LLC	Total
Assets:
Purchased options	$—	$—	$139,901
Forward foreign currency contracts	—	941,488	3,209,955
Forward premium swaptions	26,036	—	2,835,589
Cross-Currency Swaps	—	—	22,920
Total Assets	$26,036	$941,488	$6,208,365
Liabilities:
Forward foreign currency contracts	$—	$—	$2,644,433
Forward premium swaptions	—	—	87,698
Volatility Swaps	107,174	—	297,277
Written options	199,651	—	200,898
Total Liabilities	$306,825	$—	$3,230,306
Net OTC derivative instruments by counterparty, at fair value	$(280,789)	$941,488	$2,978,059
Total collateral pledged by the Fund/(Received from counterparty)	$—	$(860,000)	$(3,681,233)
Net Exposure(1),(2)	$(280,789)	$81,488	$(703,174)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At September 30, 2024, the Fund had pledged $293,200 and $100,00 to Standard Chartered Bank and Deutsche Bank AG, respectively. In addition, the Fund had received $80,000, $450,000, $860,000 and $2,940,000 from Goldman Sachs International, Morgan Stanley International PLC, Wells Fargo Securities LLC and Barclays Bank PLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,248,364,766.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$34,646,424
Gross Unrealized Depreciation	(69,334,130)
Net Unrealized Depreciation	$(34,687,706)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon

7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street

Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel

Voya Investments Distributor, LLC	Ropes & Gray LLP

7337 East Doubletree Ranch Road, Suite 100	Prudential Tower

Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163313 (0924)

Semi-Annual Financial Statements and Other Information

September 30, 2024

Voya Government Money Market Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Statement of Assets and Liabilities	1
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	7
Portfolio of Investments	14

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.come/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$336,527,329
Repurchase agreements	65,241,000
Cash	27,596
Receivables:
Investment securities sold	13,943,226
Fund shares sold	25,660,389
Dividends	18,541
Interest	495,450
Prepaid expenses	63,799
Reimbursement due from Investment Adviser	49,650
Other assets	22,694
Total assets	442,049,674
LIABILITIES:
Income distribution payable	6,922
Payable for investment securities purchased	57,130,976
Payable for fund shares redeemed	468,786
Payable for investment management fees	106,230
Payable for distribution and shareholder service fees	1,828
Payable to trustees under the deferred compensation plan (Note 5)	22,694
Payable for trustee fees	887
Other accrued expenses and liabilities	285,689
Total liabilities	58,024,012
NET ASSETS	$384,025,662
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$384,024,553
Total distributable earnings	1,109
NET ASSETS	$384,025,662

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited) (continued)

Class A
Net assets	$311,915,614
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	311,909,525
Net asset value and redemption price per share†	$1.00

Class C
Net assets	$2,208,950
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,208,906
Net asset value and redemption price per share†	$1.00

Class I
Net assets	$64,642,020
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	64,639,891
Net asset value and redemption price per share	$1.00

Class R6
Net assets	$3,046
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,046
Net asset value and redemption price per share	$1.00

Class W
Net assets	$5,256,032
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,255,930
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS for the period ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$18,549
Interest	9,481,111
Other	747
Total investment income	9,500,407

EXPENSES:
Investment management fees	622,220
Distribution and shareholder service fees:
Class C	11,423
Transfer agent fees:
Class A	195,359
Class C	1,581
Class I	35,135
Class W	6,106
Shareholder reporting expense	8,375
Registration fees	48,763
Professional fees	14,297
Custody and accounting expense	7,600
Trustee fees	4,432
Miscellaneous expense	6,848
Total expenses	962,139
Waived and reimbursed fees	(325,709)
Net expenses	636,430
Net investment income	8,863,977
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	37,541
Increase in net assets resulting from operations	$8,901,518

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$8,863,977	$15,563,243
Net realized gain	37,541	44,938
Increase in net assets resulting from operations	8,901,518	15,608,181
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(7,081,446)	(12,215,598)
Class C	(45,759)	(84,235)
Class I	(1,540,445)	(2,815,104)
Class R6(1)	(46)	—
Class W	(218,495)	(448,234)
Total distributions	(8,886,191)	(15,563,171)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	826,478,196	1,474,342,746
Reinvestment of distributions	8,845,146	15,507,497
	835,323,342	1,489,850,243
Cost of shares redeemed	(789,708,316)	(1,428,809,700)
Net increase in net assets resulting from capital share transactions	45,615,026	61,040,543
Net increase in net assets	45,630,353	61,085,553
NET ASSETS:
Beginning of year or period	338,395,309	277,309,756
End of year or period	$384,025,662	$338,395,309

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Class A
09-30-24+	1.00	0.03	•	—		0.03		0.03		0.00	*	—	0.03		—	1.00	2.54	0.54	0.35 (4)	0.35	4.99		311,916	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.57	0.39 (5)	0.39	4.93		265,846	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.62	0.39 (6)	0.39	2.63		217,392	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05 (7)	0.05	(0.00	)*	156,626	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11 (8)	0.11	0.01		156,808	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.61	0.63	0.41 (9)	0.41	1.49		161,828	—
Class C
09-30-24+	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	2.03	1.54	1.35 (4)	1.35	3.99		2,209	—
03-31-24	1.00	0.04	•	0.00	*	0.04		0.04		—		—	0.04		—	1.00	3.99	1.57	1.39 (5)	1.39	3.92		2,116	—
03-31-23	1.00	0.02	•	0.00	*	0.02		0.02		—		—	0.02		—	1.00	1.63	1.62	1.23 (6)	1.23	1.62		2,220	—
03-31-22	1.00	0.00	*•	0.00	*	0.00		—		0.00	*	—	0.00	*	—	1.00	0.09	1.64	0.05 (7)	0.05	0.00	*	2,015	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	1.68	0.11 (8)	0.11	0.01		2,321	—
03-31-20	1.00	0.01		0.00	*	0.01		0.01		0.00	*	—	0.01		—	1.00	0.65	1.63	1.41 (9)	1.41	0.56		2,870	—
Class I
09-30-24+	1.00	0.03	•	—		0.03		0.03		0.00	*	—	0.03		—	1.00	2.54	0.52	0.35 (4)	0.35	4.99		64,642	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.48	0.39 (5)	0.39	4.93		58,966	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.48	0.49	0.39 (6)	0.39	2.63		56,466	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05 (7)	0.05	(0.00	)*	41,745	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.57	0.11 (8)	0.11	0.01		45,260	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.63	0.61	0.41 (9)	0.41	1.53		43,994	—
Class R6
06-11-24+(10)- 09-30-24	1.00	0.02	•	—		0.02		0.02		0.00	*	—	0.02		—	1.00	1.52	0.51	0.35 (4)	0.35	4.93		3	—
Class W
09-30-24+	1.00	0.03	•	—		0.03		0.03		0.00	*	—	0.03		—	1.00	2.54	0.54	0.35 (4)	0.35	5.00		5,256	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05		—		—	0.05		—	1.00	5.04	0.57	0.39 (5)	0.39	4.99		11,467	—
03-31-23	1.00	0.03	•	(0.01)		0.02		0.02		—		—	0.02		—	1.00	2.50	0.62	0.39 (6)	0.39	3.37		1,232	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	*	—		0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05 (7)	0.05	0.00	*	173	—
03-31-21	1.00	0.00	*•	0.00	*	0.00	*	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.68	0.11 (8)	0.11	0.01		386	—
03-31-20	1.00	0.02		0.00	*	0.02		0.02		0.00	*	—	0.02		—	1.00	1.61	0.63	0.41 (9)	0.41	1.52		236	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, R6 and W, respectively, in order to maintain a net yield of not less than zero.

(5)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS (continued)

(6)	Expense ratios reflect waivers of 0.01%, 0.18%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(7)	Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(8)	Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(9)	Expense ratios reflect waivers of 0.01%, 0.01%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

(10)	Commencement of operations.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures. The Board has also designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s).

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund.

Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2024.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

H. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2025. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2024, there were no waivers or reimbursements necessary to assist the Fund in maintaining a net yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

As of September 30, 2024, amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2025	2026	2027	Total
$382,839	$—	$—	$382,839

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

period ended September 30, 2024, the Distributor retained the following amounts in sales charges:

Class C
Initial Sales Charges:	$—
Contingent Deferred Sales Charges:	$810

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	19.32%

Voya Investments Distributor, LLC	8.95

Voya Retirement Insurance and Annuity Company	30.24

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $143,669.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
0.35%	1.35%	0.35%	0.35%	0.35%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

September 30,
2025	2026	2027	Total
$205,664	$106,066	$141,036	$452,766

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2024 are as follows:

	September 30,
	2025	2026	2027	Total
Class A	$234,446	$387,979	$360,293	$982,718
Class C	2,926	3,787	2,973	9,686
Class I	—	20,173	58,047	78,220
Class R6	—	—	1	1
Class W	487	7,371	14,436	22,294

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 7 — LINE OF CREDIT (continued)

$400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2024, the Fund did not utilize the line of credit.

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
9/30/2024	812,891,948	—	7,043,744	(773,877,921)	—	46,057,771	812,891,948	—	7,043,743	(773,877,921)	—	46,057,770
3/31/2024	1,430,435,227	—	12,170,677	(1,394,187,271)	—	48,418,633	1,430,435,227	—	12,170,677	(1,394,187,271)	—	48,418,633
Class C
9/30/2024	372,460	—	45,386	(324,562)	—	93,284	372,460	—	45,386	(324,562)	—	93,284
3/31/2024	480,854	—	83,555	(669,070)	—	(104,661)	480,854	—	83,555	(669,070)	—	(104,661)
Class I
9/30/2024	12,974,613	—	1,537,482	(8,839,486)	—	5,672,609	12,974,613	—	1,537,482	(8,839,486)	—	5,672,609
3/31/2024	23,042,711	—	2,805,031	(23,356,641)	—	2,491,101	23,042,711	—	2,805,031	(23,356,641)	—	2,491,101
Class R6
6/11/2024(1)- 9/30/2024	3,000	—	46	—	—	3,046	3,000	—	46	—	—	3,046
Class W
9/30/2024	236,175	—	218,489	(6,666,347)	—	(6,211,683)	236,175	—	218,489	(6,666,347)	—	(6,211,683)
3/31/2024	20,383,954	—	448,234	(10,596,718)	—	10,235,470	20,383,954	—	448,234	(10,596,718)	—	10,235,470

(1) Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended March 31, 2024	Year Ended March 31, 2023
Ordinary Income	Ordinary Income
$15,563,171	$6,363,850

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

Undistributed	Unrealized				Total
Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$2,999	$(33)	$(12,475)	Short-term	$(4,709)	$(14,218)

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2024, the Fund declared dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.0038	November 1, 2024	Daily
Class C	NII	$0.0030	November 1, 2024	Daily
Class I	NII	$0.0038	November 1, 2024	Daily
Class R6	NII	$0.0038	November 1, 2024	Daily
Class W	NII	$0.0038	November 1, 2024	Daily
All Classes	STCG	$0.0001	November 1, 2024	October 30, 2024

NII – Net investment income

STCG – Short-term capital gain

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

13

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 40.9%
7,500,000 (1)	United States Treasury Bill, 4.640%, 10/29/2024	$7,472,513	1.9
50,000,000 (1)	United States Treasury Bill, 4.680%, 11/26/2024	49,638,393	12.9
52,500,000 (1)	United States Treasury Bill, 4.850%, 10/31/2024	52,285,076	13.6
29,000,000 (1)	United States Treasury Bill, 4.980%, 11/12/2024	28,831,381	7.5
7,509,000 (1)	United States Treasury Bill, 5.270%, 10/01/2024	7,509,000	2.0
11,500,000 (2)	United States Treasury Floating Rate Notes, 4.692%, (USBMMY3M + 0.140%), 10/31/2024	11,500,965	3.0
		157,237,328	40.9
	Total U.S. Treasury Debt
	(Cost $157,237,328)	157,237,328	40.9

U.S. GOVERNMENT AGENCY DEBT: 37.6%
3,900,000 (2)	Federal Farm Credit Banks Funding Corp., 4.905%, (SOFRRATE + 0.065%), 09/05/2025	3,900,000	1.0
6,250,000 (2)	Federal Farm Credit Banks Funding Corp., 5.050%, (FCPR DLY + (2.950)%), 12/16/2024	6,252,423	1.6
16,000,000 (1)	Federal Home Loan Bank Discount Notes, 4.470%, 10/15/2024	15,970,755	4.2
23,500,000 (1)	Federal Home Loan Bank Discount Notes, 4.580%, 10/23/2024	23,432,503	6.1
9,000,000	Federal Home Loan Banks, 1.150%, 12/10/2024	8,930,707	2.3
3,000,000 (2)	Federal Home Loan Banks, 4.860%, (SOFRRATE + 0.020%), 01/02/2025	3,000,000	0.8
18,000,000 (2)	Federal Home Loan Banks, 4.860%, (SOFRRATE + 0.020%), 03/07/2025	18,000,000	4.7
8,000,000 (2)	Federal Home Loan Banks, 4.860%, (SOFRRATE + 0.020%), 03/10/2025	8,000,000	2.1
7,250,000 (2)	Federal Home Loan Banks, 4.865%, (SOFRRATE + 0.025%), 03/04/2025	7,250,000	1.9
1,500,000 (2)	Federal Home Loan Banks, 4.865%, (SOFRRATE + 0.025%), 03/20/2025	1,500,000	0.4
4,000,000 (2)	Federal Home Loan Banks, 4.870%, (SOFRRATE + 0.030%), 04/10/2025	4,000,000	1.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
4,500,000 (2)	Federal Home Loan Banks, 4.890%, (SOFRRATE + 0.050%), 08/21/2025	$4,500,000	1.2
4,000,000 (2)	Federal Home Loan Banks, 4.905%, (SOFRRATE + 0.065%), 09/16/2025	4,000,000	1.1
850,000	Federal Home Loan Banks, 5.000%, 07/28/2025	848,426	0.2
3,000,000	Federal Home Loan Banks, 5.350%, 07/10/2025	2,999,534	0.8
4,000,000 (2)	Federal Home Loan Banks 0002, 4.850%, (SOFRRATE + 0.010%), 12/27/2024	4,000,000	1.0
12,000,000 (2)	Federal Home Loan Banks 0003, 4.840%, (SOFRRATE + 0.000%), 12/05/2024	12,000,000	3.1
3,000,000 (2)	Federal Home Loan Banks 0003, 4.850%, (SOFRRATE + 0.010%), 03/03/2025	3,000,000	0.8
8,000,000 (2)	Federal Home Loan Banks 0003, 4.865%, (SOFRRATE + 0.025%), 03/06/2025	8,000,000	2.1
		139,584,348	36.4

4,750,000	Federal National Mortgage Association, 0.500%, 12/16/2024	4,705,653	1.2

	Total U.S. Government Agency Debt
	(Cost $144,290,001)	144,290,001	37.6

U.S. TREASURY REPURCHASE AGREEMENTS: 17.0%
65,241,000	Deutsche Bank, Repurchase Agreement dated 09/27/2024, 4.820%, due 09/30/24, $67,961,287 to be received upon repurchase (Collateralized by $120,112,934, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $69,972,020 due 8/15/35-5/15/42)	65,241,000	17.0

	Total U.S. Treasury Repurchase Agreements
	(Cost $65,241,000)	65,241,000	17.0

See Accompanying Notes to Financial Statements

14

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS September 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
	Mutual Funds: 9.1%
17,500,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830%	$17,500,000	4.6
17,500,000 (3)	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.845%	17,500,000	4.5
	Total Mutual Funds
	(Cost $35,000,000)	35,000,000	9.1
	Total Short-Term Investments
	(Cost $35,000,000)	35,000,000	9.1
	Total Investments in Securities
	(Cost $401,768,329)	$401,768,329	104.6
	Liabilities in Excess of Other Assets	(17,742,667)	(4.6)
	Net Assets	$384,025,662	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2024.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(3)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield
FCPR DLY	Federal Reserve Bank Prime Loan Rate

See Accompanying Notes to Financial Statements

15

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Short-Term Investments	$35,000,000	$—	$—	$35,000,000
U.S. Government Agency Debt	—	144,290,001	—	144,290,001
U.S. Treasury Debt	—	157,237,328	—	157,237,328
U.S. Treasury Repurchase Agreements	—	65,241,000	—	65,241,000
Total Investments, at fair value	$35,000,000	$366,768,329	$—	$401,768,329

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2024:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$65,241,000	$(65,241,000)	$—
Totals	$65,241,000	$(65,241,000)	$—

(1)	Collateral with a fair value of $69,972,020 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $401,768,362.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(33)
Net Unrealized Depreciation	$(33)

See Accompanying Notes to Financial Statements

16

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163308 (0924)

Semi-Annual Financial Statements and Other Information

September 30, 2024

■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Statements of Assets and Liabilities	1
Statements of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	5
Notes to Financial Statements	6
Portfolios of Investments	16

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2024 (Unaudited)

	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
ASSETS:
Investments in securities at fair value+*	$110,044,133	$136,044,933	$190,418,749
Short-term investments at fair value†	5,757,642	8,896,041	12,683,445
Cash	95,029	292,590	19,097
Cash collateral for futures contracts	162,245	—	304,200
Foreign currencies at value‡	454	—	—
Receivables:
Investment securities sold	1,017	419,944	1,100,095
Fund shares sold	—	14,933,844	—
Dividends	2,609	2,416	2,362
Interest	1,473,169	2,211,949	869,579
Variation margin on futures contracts	2,918	—	56,603
Prepaid expenses	6,583	11,756	9,352
Reimbursement due from Investment Adviser	—	—	11,025
Other assets	417	400	675
Total assets	117,546,216	162,813,873	205,475,182
LIABILITIES:
Income distribution payable	—	—	288,692
Payable for investment securities purchased	4,447,546	6,117,057	2,997,424
Payable for fund shares redeemed	2,858	27,673	18,798
Payable upon receipt of securities loaned	944,306	2,969,896	—
Payable to trustees under the deferred compensation plan (Note 5)	417	400	675
Payable for trustee fees	303	326	512
Payable for foreign capital gains tax	155,505	—	—
Other accrued expenses and liabilities	28,440	29,166	40,259
Total liabilities	5,579,375	9,144,518	3,346,360
NET ASSETS	$111,966,841	$153,669,355	$202,128,822

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,819,118	$148,348,797	$189,646,625
Total distributable earnings	11,147,723	5,320,558	12,482,197
NET ASSETS	$111,966,841	$153,669,355	$202,128,822

+ Including securities loaned at value	$923,154	$2,890,816	$—
* Cost of investments in securities	$102,702,343	$130,359,208	$176,922,965
† Cost of short-term investments	$5,758,008	$8,896,402	$12,684,733
‡ Cost of foreign currencies	$441	$—	$—

Net assets	$111,966,841	$153,669,355	$202,128,822
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,292,926	14,748,941	19,061,748
Net asset value and redemption price per share	$10.88	$10.42	$10.60

See Accompanying Notes to Financial Statements

1

STATEMENTS OF OPERATIONS for the six months ended September 30, 2024 (Unaudited)

	Voya VACS Series EMHCD Fund	Voya VACS Series HYB Fund	Voya VACS Series SC Fund
INVESTMENT INCOME:
Dividends	$14,908	$20,264	$32,469
Interest, net of foreign taxes withheld*	4,236,628	5,107,514	5,906,851
Securities lending income, net	10,521	19,494	—
Other	270	279	448
Total investment income	4,262,327	5,147,551	5,939,768
EXPENSES:
Transfer agent fees	335	266	218
Shareholder reporting expense	704	366	3,253
Registration fees	13,781	14,149	10,751
Professional fees	21,944	46,158	44,570
Custody and accounting expense	21,115	12,805	24,215
Trustee fees	1,515	1,628	2,560
Miscellaneous expense	6,076	6,511	6,389
Total expenses	65,470	81,883	91,956
Waived and reimbursed fees	—	—	(39,792)
Net expenses	65,470	81,883	52,164
Net investment income	4,196,857	5,065,668	5,887,604
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,484,588	(6,282)	90,772
Futures	(4,197)	—	489,779
Net realized gain (loss)	2,480,391	(6,282)	580,551
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	1,411,107	2,506,455	4,755,473
Foreign currency related transactions	12	—	—
Futures	(18,722)	—	(114,528)
Net change in unrealized appreciation (depreciation)	1,392,397	2,506,455	4,640,945
Net realized and unrealized gain	3,872,788	2,500,173	5,221,496
Increase in net assets resulting from operations	$8,069,645	$7,565,841	$11,109,100
* Foreign taxes withheld	$195	$—	$—
# Change in foreign capital gains taxes accrued	$155,505	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$4,196,857	$9,140,803	$5,065,668	$9,995,957
Net realized gain (loss)	2,480,391	2,392,274	(6,282)	(305,492)
Net change in unrealized appreciation
(depreciation)	1,392,397	5,515,400	2,506,455	1,852,476
Increase in net assets resulting from
operations	8,069,645	17,048,477	7,565,841	11,542,941
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,137,048)	(10,236,184)	(5,171,876)	(9,938,067)
Total distributions	(4,137,048)	(10,236,184)	(5,171,876)	(9,938,067)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,119,880	191,064	66,731,386	232,044
Reinvestment of distributions	4,137,048	10,236,184	5,171,876	9,938,067
	12,256,928	10,427,248	71,903,262	10,170,111
Cost of shares redeemed	(28,077,398)	(35,087,866)	(48,471,127)	(8,177,674)
Net increase (decrease) in net assets resulting from capital share transactions	(15,820,470)	(24,660,618)	23,432,135	1,992,437
Net increase (decrease) in net assets	(11,887,873)	(17,848,325)	25,826,100	3,597,311
NET ASSETS:
Beginning of year or period	123,854,714	141,703,039	127,843,255	124,245,944
End of year or period	$111,966,841	$123,854,714	$153,669,355	$127,843,255

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$5,887,604	$11,457,211
Net realized gain (loss)	580,551	(1,237,582)
Net change in unrealized appreciation (depreciation)	4,640,945	8,940,471
Increase in net assets resulting from operations	11,109,100	19,160,100
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(5,733,613)	(11,969,446)
Total distributions	(5,733,613)	(11,969,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,736,994	4,851,900
Reinvestment of distributions	3,161,488	5,140,590
	48,898,482	9,992,490
Cost of shares redeemed	(54,659,886)	(51,131,440)
Net decrease in net assets resulting from capital share transactions	(5,761,404)	(41,138,950)
Net decrease in net assets	(385,917)	(33,948,296)
NET ASSETS:
Beginning of year or period	202,514,739	236,463,035
End of year or period	$202,128,822	$202,514,739

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya VACS Series EMHCD Fund
09-30-24+	10.53	0.36	•	0.35	0.71	0.36	—	—	0.36	—	10.88	6.90	0.11	0.11	0.11	6.91	111,967	51
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)- 03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
09-30-24+	10.24	0.40	•	0.19	0.59	0.41	—	—	0.41	—	10.42	5.86	0.13	0.13	0.13	7.76	153,669	38
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)- 03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
09-30-24+	10.33	0.30	•	0.26	0.56	0.29	—	—	0.29	—	10.60	5.52	0.09	0.05	0.05	5.73	202,129	12
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)- 03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature

6

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase [a Fund’s] exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no open OTC derivatives for any Fund at September 30, 2024.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2024, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended September 30, 2024, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$17,346,998	$16,375,323
SC	20,976,200	33,992,732

Please refer to the tables within the Portfolio of Investments for open futures contracts at September 30, 2024. HYB did not enter into any futures contracts during the period ended September 30, 2024.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended September 30, 2024, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$58,635,331	$70,742,504
HYB	58,382,158	48,318,655
SC	21,346,361	27,470,960

U.S. government securities not included above were as follows:

	Purchases	Sales
HYB	$374,700	$—
SC	542,500	943,847

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage
Voya Balanced Income Portfolio	EMHCD	9.16%
	HYB	19.12
	SC	15.53

Voya Intermediate Bond Portfolio	EMHCD	68.30
	HYB	17.77
	SC	27.95
Voya Investment Management Co. LLC
	EMHCD	16.95
	HYB	24.63
	SC	38.48

Voya Retirement Insurance and Annuity Company	HYB	27.43

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2024, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of September 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2025	2026	2027	Total
SC	$—	$29,951	$80,012	$109,963

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended September 30, 2024.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
9/30/2024	758,943	—	392,706	(2,624,113)	—	(1,472,464)	8,119,880	—	4,137,048	(28,077,398)	—	(15,820,470)
3/31/2024	19,005	—	1,013,377	(3,396,842)	—	(2,364,460)	191,064	—	10,236,184	(35,087,866)	—	(24,660,618)
HYB
9/30/2024	6,488,963	—	504,769	(4,728,712)	—	2,265,020	66,731,386	—	5,171,876	(48,471,127)	—	23,432,135
3/31/2024	23,074	—	987,151	(817,694)	—	192,531	232,044	—	9,938,067	(8,177,674)	—	1,992,437
SC
9/30/2024	4,348,389	—	301,717	(5,188,441)	—	(538,335)	45,736,994	—	3,161,488	(54,659,886)	—	(5,761,404)
3/31/2024	474,327	—	506,298	(5,035,221)	—	(4,054,596)	4,851,900	—	5,140,590	(51,131,440)	—	(41,138,950)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2024:

EMHCD

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$92,108	$(92,108)	$—
Jefferies International Ltd	438,331	(438,331)	—
Jefferies LLC	276,324	(276,324)	—
Merrill Lynch International	116,391	(116,391)	—
Total	$923,154	$(923,154)	$—

(1)	Cash collateral with a fair value of $944,306 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$587,120	$(587,120)	$—
Jefferies LLC	498,460	(498,460)	—
Mizuho Securities USA LLC.	459,786	(459,786)	—
Scotia Capital (USA) INC	978,214	(978,214)	—
Truist Securities INC	75,748	(75,748)	—

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 9 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Wells Fargo Bank NA	$291,488	$(291,488)	$—
Total	$2,890,816	$(2,890,816)	$—

(1)	Cash collateral with a fair value of $2,969,896 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns and perpetual preferred securities.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2024		March 31, 2023
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
EMHCD	$9,795,774	$440,410	$952,864
HYB	9,938,067	—	918,323
SC	11,312,104	657,342	820,674

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2024 were:

	Undistributed	Undistributed	Post-October	Unrealized				Total
	Ordinary	Long-term	Capital Losses	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	Deferred	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$1,228,513	$225,245	$—	$5,761,368	$—	—	$—	$7,215,126
HYB	57,893	—	—	3,169,140	(158,653)	Short-term	—	2,926,593
					(141,787)	Long-term
					$(300,440)

SC	1,411,858	—	(2,577,575)	8,739,024	—	—	(466,596)	7,106,711

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2024 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTE 13 — SUBSEQUENT EVENTS

Registration: At the September 26, 2024 meeting of the Funds’ Board, the Board approved the registration of the Funds’ shares under the 1933 Act, with a proposed effectiveness date of March 1, 2024.

Dividends: Subsequent to September 30, 2024, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0597	November 1, 2024	Daily
HYB	$0.0646	November 1, 2024	Daily
SC	$0.0598	November 1, 2024	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 58.1%
	Angola: 1.0%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$499,125	0.4
750,000	Angolan Government International Bond, 8.750%, 04/14/2032	675,233	0.6
		1,174,358	1.0

	Argentina: 1.9%
1,136,426 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	699,482	0.6
224,111	Argentine Republic Government International Bond, 1.000%, 07/09/2029	146,120	0.2
2,156,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,039,298	0.9
451,019 (3)	Argentine Republic Government International Bond, 5.000% (Step Rate @ 5.000% on 07/09/2024), 01/09/2038	237,687	0.2
		2,122,587	1.9

	Bahrain: 2.2%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,840,233	1.6
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	651,000	0.6
		2,491,233	2.2

	Brazil: 2.7%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	354,864	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	509,480	0.5
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	204,200	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	989,632	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Brazil: (continued)
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	$935,807	0.8
		2,993,983	2.7

	Colombia: 2.4%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	404,000	0.4
800,000	Colombia Government International Bond, 4.125%, 05/15/2051	506,200	0.4
550,000	Colombia Government International Bond, 5.000%, 06/15/2045	405,763	0.4
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	440,940	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	499,417	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	485,712	0.4
		2,742,032	2.4

	Costa Rica: 1.0%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	598,000	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	498,780	0.5
		1,096,780	1.0

	Cote d’Ivoire: 0.8%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	309,000	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	386,484	0.3
180,979 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	173,447	0.2
		868,931	0.8

	Dominican Republic: 2.8%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	191,425	0.2
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	462,812	0.4

See Accompanying Notes to Financial Statements

16

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	$989,559	0.9
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	565,180	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	359,188	0.3
350,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	357,547	0.3
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	162,047	0.2
		3,087,758	2.8

	Ecuador: 1.1%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	231,675	0.2
1,132,845 (1)(2)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	648,554	0.6
500,850 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	365,871	0.3
		1,246,100	1.1

	Egypt: 2.2%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	759,000	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	364,378	0.3
1,250,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,028,912	0.9
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	290,493	0.3
		2,442,783	2.2

	El Salvador: 0.4%
443,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	427,495	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Gabon: 0.2%
300,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	$232,969	0.2

	Ghana: 1.1%
550,000 (4)	Ghana Government International Bond, 7.875%, 03/26/2027	297,000	0.2
1,250,000 (4)	Ghana Government International Bond, 7.875%, 02/11/2035	685,937	0.6
550,000 (4)	Ghana Government International Bond, 8.750%, 03/11/2061	301,125	0.3
		1,284,062	1.1

	Guatemala: 1.6%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	431,085	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	615,180	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	259,800	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	525,250	0.5
		1,831,315	1.6

	Honduras: 0.4%
250,000 (5)	Honduras Government International Bond, 5.625%, 06/24/2030	221,500	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	194,000	0.2
		415,500	0.4

	Hungary: 1.8%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	336,325	0.3
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	460,150	0.4
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	597,343	0.5
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	669,705	0.6
		2,063,523	1.8

See Accompanying Notes to Financial Statements

17

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	$260,813	0.2

	Indonesia: 1.9%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	365,203	0.3
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	340,000	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,386,328	1.3
		2,091,531	1.9

	Jamaica: 1.0%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	494,600	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	619,688	0.6
		1,114,288	1.0

	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	942,500	0.8

	Kenya: 1.0%
250,000	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	204,688	0.2
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	482,500	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	209,260	0.2
250,000 (5)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	212,500	0.2
		1,108,948	1.0

	Lebanon: 0.3%
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	160,000	0.1
2,000,000 (4)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	160,000	0.2
		320,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico: 2.5%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	$679,690	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	912,000	0.8
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,175,684	1.1
		2,767,374	2.5

	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	372,344	0.3

	Nigeria: 1.8%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	470,938	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	468,050	0.4
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	409,687	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	429,281	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	271,125	0.2
		2,049,081	1.8

	Oman: 0.9%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	630,563	0.6
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	370,234	0.3
		1,000,797	0.9

	Panama: 3.0%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	221,553	0.2
550,000	Panama Government International Bond, 4.500%, 01/19/2063	387,236	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	513,283	0.5
550,000	Panama Government International Bond, 6.700%, 01/26/2036	576,295	0.5
600,000	Panama Government International Bond, 6.875%, 01/31/2036	631,875	0.6

See Accompanying Notes to Financial Statements

18

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Panama: (continued)
410,000	Panama Government International Bond, 7.500%, 03/01/2031	$449,360	0.4
540,000	Panama Government International Bond, 8.000%, 03/01/2038	610,335	0.5
		3,389,937	3.0

	Paraguay: 1.6%
144,000	Paraguay Government International Bond, 5.000%, 04/15/2026	144,297	0.1
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	624,162	0.6
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	574,337	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	449,013	0.4
		1,791,809	1.6

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	258,299	0.2

	Philippines: 1.0%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	588,065	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	564,375	0.5
		1,152,440	1.0

	Poland: 0.7%
800,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	817,344	0.7

	Qatar: 0.7%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	510,125	0.5
250,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	247,578	0.2
		757,703	0.7

	Romania: 4.0%
1,250,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,090,938	1.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	$446,094	0.4
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	145,900	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	262,125	0.3
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	680,152	0.6
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	312,375	0.3
1,218,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	1,268,242	1.1
200,000 (5)	Romanian Government International Bond, 7.625%, 01/17/2053	230,373	0.2
		4,436,199	4.0

	Saudi Arabia: 2.7%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,157,751	1.0
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	444,188	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	904,187	0.8
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	510,625	0.5
		3,016,751	2.7

	Senegal: 0.4%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	432,344	0.4

	Serbia: 0.5%
250,000	Serbia International Bond, 2.125%, 12/01/2030	209,813	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	294,636	0.3
		504,449	0.5

See Accompanying Notes to Financial Statements

19

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa: 2.2%
1,300,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	$1,260,727	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	416,250	0.4
250,000	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	249,062	0.2
600,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	538,500	0.5
		2,464,539	2.2

	Sri Lanka: 1.0%
300,000 (1)(4)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	165,000	0.1
1,300,000 (1)(4)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	736,937	0.7
350,000 (4)	Sri Lanka Government International Bond, 7.550%, 03/28/2030	197,421	0.2
		1,099,358	1.0

	Trinidad and Tobago: 0.4%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	414,020	0.4

	Turkey: 2.8%
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	298,200	0.3
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	856,200	0.8
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	590,567	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	486,750	0.4
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	680,250	0.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
200,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	$214,000	0.2
		3,125,967	2.8

	Ukraine: 1.3%
110,474 (3)	Ukraine Government International Bond (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	48,470	0.1
412,832 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2034	141,292	0.1
348,869 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2035	152,979	0.1
290,724 (3)	Ukraine Government International Bond (Step Rate @ 3.500% on 02/01/2027), 02/01/2036	126,319	0.1
299,400 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	176,541	0.2
618,033 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	275,643	0.3
569,548 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	247,611	0.2
535,466 (3)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	230,224	0.2
		1,399,079	1.3

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	268,906	0.2

See Accompanying Notes to Financial Statements

20

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	$124,413	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	52,162	0.1
		176,575	0.2

	Venezuela: 0.3%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	24,500	0.0
550,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	89,375	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	41,250	0.0
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	34,500	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	71,400	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	94,013	0.1
		355,038	0.3

	Zambia: 0.6%
439,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	218,570	0.2
467,975 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	412,988	0.4
		631,558	0.6
	Total Sovereign Bonds (Cost $59,745,183)	65,041,400	58.1

CORPORATE BONDS/NOTES: 40.2%
	Brazil: 3.0%
400,000 (1)	Ambipar Lux Sarl, 9.875%, 02/06/2031	415,000	0.4
875,000 (1)	Centrais Eletricas Brasileiras SA, 6.500%, 01/11/2035	880,390	0.8
800,000 (1)	LD Celulose International GmbH, 7.950%, 01/26/2032	821,200	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil: (continued)
400,000 (1)	Movida Europe SA, 7.850%, 04/11/2029	$387,296	0.3
900,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	895,050	0.8
		3,398,936	3.0

	Chile: 5.5%
416,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	448,240	0.4
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	427,969	0.4
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	249,922	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	764,195	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	451,828	0.4
400,000 (1)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	285,746	0.3
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	247,500	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	948,825	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	772,560	0.7
450,000 (1)	Sable International Finance Ltd., 7.125%, 10/15/2032	452,038	0.4
1,100,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	1,100,550	1.0
		6,149,373	5.5

	Colombia: 1.5%
840,000	Ecopetrol SA, 8.375%, 01/19/2036	859,740	0.8
750,000	Ecopetrol SA, 8.625%, 01/19/2029	808,879	0.7
		1,668,619	1.5

	Dominican Republic: 1.1%
1,175,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	1,230,695	1.1

	Guatemala: 0.6%
700,000 (1)	CT Trust, 5.125%, 02/03/2032	644,315	0.6

See Accompanying Notes to Financial Statements

21

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: 0.7%
425,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	$443,594	0.4
400,000	JSW Steel Ltd., 5.050%, 04/05/2032	368,000	0.3
		811,594	0.7

	Indonesia: 3.0%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	480,313	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	279,187	0.3
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	561,756	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	503,078	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	471,734	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	546,219	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	531,225	0.5
		3,373,512	3.0

	Jamaica: 0.6%
650,000 (1)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	672,100	0.6

	Kazakhstan: 0.6%
750,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	655,312	0.6

	Luxembourg: 2.0%
820,250 (1)	Chile Electricity Lux MPC Sarl, 6.010%, 01/20/2033	856,571	0.8
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	595,203	0.5
750,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	820,125	0.7
		2,271,899	2.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Malaysia: 1.1%
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	$261,576	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,002,325	0.9
		1,263,901	1.1

	Mexico: 7.0%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	547,766	0.5
400,000 (3)	Cemex SAB de CV, 5.125%, 12/31/2199	394,700	0.3
350,000 (1)(3)	Cemex SAB de CV, 9.125%, 12/31/2199	382,848	0.3
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	502,350	0.4
500,000 (1)(5)	Comision Federal de Electricidad, 6.264%, 02/15/2052	458,880	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	698,950	0.6
950,000 (1)	FIEMEX Energia -Banco Actinver SA Institucion de Banca Multiple, 7.250%, 01/31/2041	989,187	0.9
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	197,718	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,792,150	1.6
425,000	Petroleos Mexicanos, 6.500%, 01/23/2029	402,178	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	860,784	0.8
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	304,937	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	359,050	0.3
		7,891,498	7.0

	Morocco: 0.7%
700,000 (1)	OCP SA, 6.750%, 05/02/2034	751,954	0.7

	Oman: 1.0%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,108,594	1.0

	Panama: 1.8%
530,822	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	481,041	0.4
875,000	Banco Nacional de Panama, 2.500%, 08/11/2030	725,979	0.7

See Accompanying Notes to Financial Statements

22

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama: (continued)
1,000,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	$784,020	0.7
		1,991,040	1.8

	Peru: 2.8%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	374,700	0.3
850,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	957,525	0.9
1,050,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	1,055,775	0.9
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	197,812	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	549,752	0.5
		3,135,564	2.8

	Poland: 2.1%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	692,952	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	969,363	0.9
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	697,645	0.6
		2,359,960	2.1

	Qatar: 0.7%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	751,875	0.7

	South Africa: 0.7%
800,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	815,000	0.7

	Turkey: 1.9%
650,000 (1)	Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 07/23/2029	669,500	0.6
725,000 (1)	Sisecam UK PLC, 8.250%, 05/02/2029	749,817	0.7
625,000 (1)	WE Soda Investments Holding PLC, 9.375%, 02/14/2031	651,562	0.6
		2,070,879	1.9

	United Arab Emirates: 1.5%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	534,875	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates: (continued)
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	$716,164	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	427,324	0.4
		1,678,363	1.5

	Venezuela: 0.3%
1,000,000 (4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	106,500	0.1
1,750,000 (4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	201,250	0.2
		307,750	0.3
	Total Corporate Bonds/Notes (Cost $42,957,160)	45,002,733	40.2
	Total Long-Term Investments (Cost $102,702,343)	110,044,133	98.3

SHORT-TERM INVESTMENTS: 5.1%
	Commercial Paper: 3.8%
1,500,000	Exelon Corp., 2.480%, 10/02/2024	1,499,797	1.3
700,000	Sherwin-Williams Co., 5.000%, 10/02/2024	699,809	0.7
2,000,000	SYSCO Corp., 4.940%, 10/01/2024	1,999,730	1.8
	Total Commercial Paper (Cost $4,199,702)	4,199,336	3.8

	Repurchase Agreements: 0.8%
944,306 (6)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $944,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $963,192, due 10/31/24-09/20/54)	944,306	0.8
	Total Repurchase Agreements (Cost $944,306)	944,306	0.8

See Accompanying Notes to Financial Statements

23

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
614,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $614,000)	$614,000	0.5

	Total Short-Term Investments (Cost $5,758,008)	$5,757,642	5.1
	Total Investments in Securities (Cost $108,460,351)	$115,801,775	103.4
	Liabilities in Excess of Other Assets	(3,834,934)	(3.4)
	Net Assets	$111,966,841	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2024.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(4)	Defaulted security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2024.

See Accompanying Notes to Financial Statements

24

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$65,041,400	$—	$65,041,400
Corporate Bonds/Notes	—	45,002,733	—	45,002,733
Short-Term Investments	614,000	5,143,642	—	5,757,642
Total Investments, at fair value	$614,000	$115,187,775	$—	$115,801,775
Other Financial Instruments+
Futures	29,669	—	—	29,669
Total Assets	$643,669	$115,187,775	$—	$115,831,444
Liabilities Table
Other Financial Instruments+
Futures	$(47,260)	$—	$—	$(47,260)
Total Liabilities	$(47,260)	$—	$—	$(47,260)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	10	12/31/24	$2,082,422	$(3,457)
U.S. Treasury 5-Year Note	109	12/31/24	11,977,227	(6,850)
U.S. Treasury Long Bond	15	12/19/24	1,862,812	(10,188)
U.S. Treasury Ultra Long Bond	26	12/19/24	3,460,438	(26,765)
			$19,382,899	$(47,260)

Short Contracts:
U.S. Treasury 10-Year Note	(54)	12/19/24	(6,171,188)	237
U.S. Treasury Ultra 10-Year Note	(101)	12/19/24	(11,947,984)	29,432
			$(18,119,172)	$29,669

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$29,669
Total Asset Derivatives		$29,669

See Accompanying Notes to Financial Statements

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$47,260
Total Liability Derivatives		$47,260

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(4,197)
Total	$(4,197)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(18,722)
Total	$(18,722)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $108,475,368.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,788,277
Gross Unrealized Depreciation	(479,007)
Net Unrealized Appreciation	$7,309,270

See Accompanying Notes to Financial Statements

26

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 85.3%
	Basic Materials: 5.4%
570,000 (1)	Avient Corp., 6.250%, 11/01/2031	$584,779	0.4
300,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	320,743	0.2
150,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	140,582	0.1
410,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	387,461	0.3
205,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	190,700	0.1
380,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	369,386	0.2
450,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	380,862	0.2
618,000 (1)	Constellium SE, 5.625%, 06/15/2028	617,269	0.4
615,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	608,846	0.4
390,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	394,667	0.3
436,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	430,851	0.3
454,000 (1)(2)	Iris Holdings, Inc., 8.750% (PIK Rate 8.750%, Cash Rate 9.500%), 02/15/2026	425,496	0.3
375,000 (1)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	365,138	0.2
520,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	520,091	0.3
300,000 (1)	Mativ Holdings, Inc., 8.000%, 10/01/2029	306,577	0.2
300,000 (1)	NOVA Chemicals Corp., 8.500%, 11/15/2028	320,606	0.2
135,000 (1)	Novelis Corp., 3.250%, 11/15/2026	130,392	0.1
350,000 (1)	Novelis Corp., 3.875%, 08/15/2031	320,307	0.2
135,000 (1)	Novelis Corp., 4.750%, 01/30/2030	131,000	0.1
375,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	348,292	0.2
200,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	191,161	0.1
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	204,310	0.1
480,000 (1)	SPCM SA, 3.125%, 03/15/2027	458,646	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
490,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$238,545	0.2
		8,386,707	5.4

	Communications: 10.4%
800,000 (1)	Altice France SA, 5.125%, 07/15/2029	563,318	0.4
300,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	173,250	0.1
1,015,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	920,816	0.6
755,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	653,398	0.4
565,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	550,029	0.4
590,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	581,124	0.4
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,723	0.2
440,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	440,000	0.3
750,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	726,739	0.5
1,100,000 (1)	CSC Holdings LLC, 11.250%, 05/15/2028	1,062,751	0.7
785,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	771,292	0.5
720,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	756,249	0.5
385,000 (1)	GCI LLC, 4.750%, 10/15/2028	370,043	0.2
610,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	381,958	0.2
585,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	428,513	0.3
665,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	719,031	0.5
685,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	666,580	0.4
580,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	582,562	0.4

See Accompanying Notes to Financial Statements

27

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
375,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	$356,651	0.2
210,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	203,056	0.1
1,075,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,058,338	0.7
475,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	459,605	0.3
675,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	677,652	0.4
295,000 (1)	Viasat, Inc., 6.500%, 07/15/2028	231,756	0.2
220,000 (1)(3)	Viasat, Inc., 7.500%, 05/30/2031	151,738	0.1
360,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	327,032	0.2
875,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	844,010	0.5
652,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	581,018	0.4
485,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	493,699	0.3
		15,961,931	10.4

	Consumer, Cyclical: 15.7%
515,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	510,574	0.3
235,000 (1)(3)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	249,599	0.2
541,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	544,793	0.3
440,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	450,787	0.3
134,167 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	133,894	0.1
315,000 (3)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	306,897	0.2
266,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	254,812	0.2
113,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	116,294	0.1
310,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	310,000	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
485,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	$461,654	0.3
505,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	527,917	0.3
350,000 (1)	Carnival Corp., 4.000%, 08/01/2028	337,813	0.2
760,000 (1)	Carnival Corp., 6.000%, 05/01/2029	770,506	0.5
810,900 (1)(2)	Carvana Co., 12.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	852,335	0.5
515,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	515,946	0.3
460,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	480,591	0.3
405,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	428,354	0.3
385,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	339,401	0.2
103,000 (1)	Gap, Inc., 3.625%, 10/01/2029	93,271	0.1
347,000 (1)	Gap, Inc., 3.875%, 10/01/2031	303,699	0.2
395,000 (1)	Gates Corp., 6.875%, 07/01/2029	409,656	0.3
455,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	463,366	0.3
544,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	554,650	0.4
436,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	434,877	0.3
435,000 (1)	Interface, Inc., 5.500%, 12/01/2028	426,723	0.3
657,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	654,949	0.4
415,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	386,481	0.2
90,000	M/I Homes, Inc., 3.950%, 02/15/2030	84,586	0.0
260,000	M/I Homes, Inc., 4.950%, 02/01/2028	255,817	0.2
180,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	151,032	0.1
260,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	252,292	0.2
208,000 (1)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	204,490	0.1

See Accompanying Notes to Financial Statements

28

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
472,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	$443,975	0.3
270,000	MGM Resorts International, 4.625%, 09/01/2026	268,494	0.2
235,000	MGM Resorts International, 4.750%, 10/15/2028	230,462	0.1
115,000	MGM Resorts International, 6.500%, 04/15/2032	117,266	0.1
705,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	521,061	0.3
290,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	282,138	0.2
145,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	145,010	0.1
130,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	130,089	0.1
85,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	89,323	0.1
270,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	275,592	0.2
400,000 (1)	Raising Cane’s Restaurants LLC, 9.375%, 05/01/2029	433,632	0.3
310,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	330,541	0.2
1,045,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,055,062	0.7
245,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	248,369	0.2
460,000 (3)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	472,870	0.3
440,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	436,960	0.3
460,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	464,343	0.3
206,480 (1)	Staples, Inc., 12.750%, 01/15/2030	169,839	0.1
530,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	512,168	0.3
351,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	313,247	0.2
69,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	64,417	0.0
480,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	479,514	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
260,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	$256,032	0.2
490,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	433,257	0.3
875,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	875,001	0.6
125,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	126,673	0.1
430,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	369,809	0.2
275,000 (3)	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	206,012	0.1
575,000 (3)	Walgreens Boots Alliance, Inc., 8.125%, 08/15/2029	574,481	0.4
500,000 (1)	William Carter Co., 5.625%, 03/15/2027	499,427	0.3
550,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	550,795	0.4
200,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	198,406	0.1
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	333,389	0.2
		24,175,710	15.7

	Consumer, Non-cyclical: 18.7%
395,000 (1)(3)	1375209 BC Ltd., 9.000%, 01/30/2028	391,852	0.3
490,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	478,764	0.3
400,000 (1)	AdaptHealth LLC, 4.625%, 08/01/2029	370,808	0.2
495,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	473,248	0.3
300,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	295,392	0.2
447,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	418,055	0.3
390,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	392,900	0.3

See Accompanying Notes to Financial Statements

29

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
300,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	$282,319	0.2
650,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	610,513	0.4
390,000 (1)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	349,609	0.2
195,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	183,528	0.1
210,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	202,512	0.1
670,000 (1)(3)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	685,835	0.4
440,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	344,738	0.2
325,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	293,828	0.2
446,763	Bausch Lomb, 8.563%, 05/10/2027	445,584	0.3
440,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	460,928	0.3
329,000 (1)	Brink’s Co., 6.500%, 06/15/2029	341,123	0.2
195,000 (1)	Brink’s Co., 6.750%, 06/15/2032	203,640	0.1
725,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	703,827	0.5
400,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	420,548	0.3
875,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	805,985	0.5
695,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	684,445	0.4
550,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	555,143	0.4
410,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	431,906	0.3
160,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	144,454	0.1
620,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	591,502	0.4
460,000 (1)	Embecta Corp., 5.000%, 02/15/2030	423,928	0.3
550,000	Encompass Health Corp., 4.750%, 02/01/2030	538,008	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
425,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	$451,299	0.3
155,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	152,324	0.1
445,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	427,475	0.3
457,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	457,262	0.3
466,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	451,051	0.3
470,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	517,290	0.3
575,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	544,878	0.3
345,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	338,763	0.2
145,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	149,579	0.1
430,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	396,812	0.3
264,000	New Albertsons L.P., 7.450%, 08/01/2029	277,035	0.2
825,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	777,795	0.5
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	212,140	0.1
545,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	557,592	0.4
400,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	399,802	0.3
550,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	554,617	0.4
570,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	545,903	0.4
226,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	228,130	0.1
300,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	302,641	0.2
110,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	112,070	0.1
690,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	690,707	0.4
430,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	412,721	0.3
440,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	443,033	0.3

See Accompanying Notes to Financial Statements

30

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
340,000	Service Corp. International, 5.750%, 10/15/2032	$342,651	0.2
390,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	370,396	0.2
340,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	353,518	0.2
385,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	413,809	0.3
424,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	411,029	0.3
460,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	458,632	0.3
605,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	610,312	0.4
595,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	605,467	0.4
431,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	430,955	0.3
350,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	334,156	0.2
385,000	United Rentals North America, Inc., 4.875%, 01/15/2028	382,448	0.2
90,000	United Rentals North America, Inc., 5.500%, 05/15/2027	90,223	0.1
470,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	471,680	0.3
500,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	510,894	0.3
465,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	490,197	0.3
210,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	204,302	0.1
395,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	394,947	0.3
		28,801,457	18.7

	Energy: 10.0%
290,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	287,199	0.2
410,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	410,688	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
365,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$367,102	0.2
210,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.625%, 09/01/2032	215,501	0.1
69,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	69,272	0.0
490,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	484,477	0.3
125,000 (1)	Baytex Energy Corp., 7.375%, 03/15/2032	124,664	0.1
465,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	482,340	0.3
556,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	557,677	0.4
465,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	465,533	0.3
295,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	295,571	0.2
340,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	357,998	0.2
286,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	273,783	0.2
265,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	251,046	0.2
565,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	582,195	0.4
505,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	514,421	0.3
115,000 (1)	Encino Acquisition Partners Holdings LLC, 8.750%, 05/01/2031	121,042	0.1
475,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	491,676	0.3
230,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	230,513	0.1
380,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	394,474	0.3
240,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	233,678	0.2
270,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	263,415	0.2

See Accompanying Notes to Financial Statements

31

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
265,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	$258,233	0.2
450,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	453,429	0.3
450,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	466,057	0.3
105,000 (1)	Matador Resources Co., 6.500%, 04/15/2032	104,922	0.1
525,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	534,406	0.3
445,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	439,704	0.3
465,000	Murphy Oil Corp., 6.375%, 07/15/2028	472,788	0.3
145,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	149,775	0.1
310,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	309,976	0.2
205,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	208,458	0.1
230,000 (1)	SM Energy Co., 6.750%, 08/01/2029	231,133	0.1
580,000	Southwestern Energy Co., 5.375%, 02/01/2029	578,526	0.4
100,000	Southwestern Energy Co., 5.700%, 01/23/2025	99,994	0.1
130,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	135,930	0.1
180,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	173,194	0.1
400,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	383,541	0.2
215,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	221,579	0.1
280,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	288,114	0.2
255,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	255,279	0.2
65,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	67,008	0.0
445,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	414,081	0.3
505,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	516,293	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
550,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	$573,754	0.4
515,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	544,152	0.4
		15,354,591	10.0

	Financial: 8.5%
200,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	193,074	0.1
435,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	448,037	0.3
215,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	224,695	0.2
1,085,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,097,734	0.7
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	296,372	0.2
200,000	Ally Financial, Inc., 6.700%, 02/14/2033	204,667	0.1
450,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	427,773	0.3
485,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	463,166	0.3
393,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	393,181	0.3
385,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	401,680	0.3
475,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	479,843	0.3
410,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	411,275	0.3
250,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	280,215	0.2
100,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	102,936	0.1
100,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	97,802	0.1
410,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	400,768	0.3

See Accompanying Notes to Financial Statements

32

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	$197,691	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	368,474	0.2
360,000 (3)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	289,929	0.2
420,000 (3)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	377,155	0.2
320,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	318,713	0.2
505,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	484,855	0.3
220,000	Navient Corp., 5.000%, 03/15/2027	218,228	0.1
180,000	Navient Corp., 6.750%, 06/25/2025	181,245	0.1
200,000	OneMain Finance Corp., 4.000%, 09/15/2030	178,297	0.1
470,000	OneMain Finance Corp., 5.375%, 11/15/2029	452,052	0.3
190,000	OneMain Finance Corp., 7.125%, 03/15/2026	194,118	0.1
475,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	498,605	0.3
485,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	504,579	0.3
345,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	317,688	0.2
110,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	113,760	0.1
500,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	523,632	0.3
210,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	205,529	0.1
570,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	579,890	0.4
80,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	79,917	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
590,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	$586,655	0.4
415,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	435,590	0.3
		13,029,820	8.5

	Industrial: 11.4%
370,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	385,128	0.2
515,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	539,413	0.3
400,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	357,413	0.2
270,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	285,920	0.2
227,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	227,779	0.1
245,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	269,334	0.2
495,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	493,469	0.3
95,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	94,413	0.1
423,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	413,951	0.3
445,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	469,553	0.3
415,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	425,524	0.3
662,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	683,412	0.4
595,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	577,929	0.4
554,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	552,186	0.4
525,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	522,375	0.3
460,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	442,183	0.3
433,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	415,412	0.3

See Accompanying Notes to Financial Statements

33

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
190,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	$186,600	0.1
196,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	202,213	0.1
575,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	569,914	0.4
565,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	551,811	0.4
225,000 (1)(2)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.000%, Cash Rate 9.750%), 01/15/2026	225,141	0.1
390,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	387,668	0.3
450,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	438,529	0.3
455,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	465,221	0.3
490,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	478,112	0.3
655,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	673,721	0.4
470,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	454,577	0.3
245,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	249,319	0.2
520,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	476,651	0.3
515,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	556,035	0.4
385,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	343,318	0.2
235,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	222,600	0.1
365,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	361,330	0.2
338,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	339,479	0.2
480,000 (1)	Terex Corp., 6.250%, 10/15/2032	480,000	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
435,000	TransDigm, Inc., 4.625%, 01/15/2029	$420,447	0.3
395,000	TransDigm, Inc., 5.500%, 11/15/2027	393,941	0.3
540,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	548,054	0.4
320,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	333,629	0.2
405,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	394,702	0.3
550,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	550,694	0.4
		17,459,100	11.4

	Technology: 2.9%
445,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	464,824	0.3
1,085,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,080,455	0.7
290,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	295,642	0.2
195,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	182,419	0.1
390,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	411,948	0.3
455,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	501,260	0.3
220,000 (1)	Open Text Corp., 3.875%, 12/01/2029	204,720	0.1
415,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	389,965	0.3
445,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	408,776	0.3
475,000 (1)	UKG, Inc., 6.875%, 02/01/2031	491,162	0.3
		4,431,171	2.9

	Utilities: 2.3%
485,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	492,140	0.3
295,000 (1)	Calpine Corp., 4.500%, 02/15/2028	288,237	0.2
220,000 (1)	Calpine Corp., 5.000%, 02/01/2031	213,201	0.1
375,000 (1)	Calpine Corp., 5.125%, 03/15/2028	370,058	0.2
80,000 (1)	Calpine Corp., 5.250%, 06/01/2026	79,748	0.1
465,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	489,365	0.3
385,000	TransAlta Corp., 7.750%, 11/15/2029	407,001	0.3
235,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	227,638	0.2

See Accompanying Notes to Financial Statements

34

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	$435,200	0.3
205,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	204,837	0.1
270,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	290,889	0.2
		3,498,314	2.3
	Total Corporate Bonds/ Notes (Cost $125,466,857)	131,098,801	85.3

BANK LOANS: 3.2%
	Communications: 0.2%
397,163 (4)	Gray Television Inc, 10/27/2028	367,562	0.2

	Consumer, Cyclical: 0.5%
372,656	American Greetings Corporation, Tranche B, 10.595%, (TSFR1M+5.75%), 10/30/2029	376,227	0.3
375,000	Petco Health and Wellness Company Inc, Tranche B, 8.115%, 03/06/2028	357,240	0.2
		733,467	0.5

	Consumer, Non-cyclical: 0.2%
372,502	Kuehg Corp., Term Loan B, 9.104%, (TSFR3M+4.500%), 06/12/2030	374,079	0.2

	Energy: 0.5%
450,000 (4)	Epic Ygrade, 06/29/2029	449,121	0.3
374,063 (4)	Goodnight Water Solutions Holdings, LLC, 05/22/2029	374,414	0.2
		823,535	0.5

	Financial: 0.9%
374,063	Advisor Group, Inc., 2023 Term Loan B, 8.840%, (TSFR1M+3.500%), 08/16/2028	370,634	0.3
808,903	HUB International Ltd, Facility 2024-1 Incremental Term Loans, 8.255%, (TSFR2M+3.000%), 06/20/2030	808,650	0.5
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
187,500	Truist Financial, 2nd Lien Term Loan, 10.060%, (TSFR1M+3.500%), 03/08/2032	$190,957	0.1
		1,370,241	0.9

	Industrial: 0.3%
374,063	Northstar Group Services, Inc., 10.014%, (TSFR6M+4.750%), 05/08/2030	376,225	0.3

	Technology: 0.6%
149,250	Cotiviti Hld, Tranche B, 8.574%, (TSFR1M+3.250%), 04/30/2031	149,188	0.1
375,000	Covia Holdings Corporation, 8.450%, (TSFRM1M+3.250%), 04/30/2031	377,460	0.3
375,000	Nielsen Consumer Inc., Tranche B, 11.549%, (TSFR3M+6.250%), 03/06/2028	374,375	0.2
		901,023	0.6
	Total Bank Loans (Cost $4,892,351)	4,946,132	3.2

	Total Long-Term Investments (Cost $130,359,208)	136,044,933	88.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Commercial Paper: 3.7%
1,000,000	Dominion Energy, Inc., 4.970%, 10/01/2024	999,864	0.6
3,000,000	Exelon Corp., 2.480%, 10/02/2024	2,999,593	2.0
650,000	Sherwin-Williams Co., 5.000%, 10/02/2024	649,823	0.4
1,000,000	SYSCO Corp., 4.940%, 10/01/2024	999,865	0.7
	Total Commercial Paper (Cost $5,649,506)	5,649,145	3.7

See Accompanying Notes to Financial Statements

35

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.9%
1,000,000 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $1,000,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.408%, Market Value plus accrued interest $1,020,000, due 05/01/26-08/20/74)	$1,000,000	0.7
1,000,000 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 09/30/2024, 5.000%, due 10/01/2024 (Repurchase Amount $1,000,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.750%-5.500%, Market Value plus accrued interest $1,020,000, due 07/15/28-09/01/54)	1,000,000	0.6
969,896 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 09/30/2024, 4.860%, due 10/01/2024 (Repurchase Amount $970,025, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $989,294, due 10/31/24-09/20/54)	969,896	0.6
	Total Repurchase Agreements (Cost $2,969,896)	2,969,896	1.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
277,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $277,000)	$277,000	0.2
	Total Short-Term Investments (Cost $8,896,402)	$8,896,041	5.8
	Total Investments in Securities (Cost $139,255,610)	$144,940,974	94.3
	Assets in Excess of Other Liabilities	8,728,381	5.7
	Net Assets	$153,669,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(3)	Security, or a portion of the security, is on loan.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

36

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$131,098,801	$—	$131,098,801
Bank Loans	—	4,946,132	—	4,946,132
Short-Term Investments	277,000	8,619,041	—	8,896,041
Total Investments, at fair value	$277,000	$144,663,974	$—	$144,940,974

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2024, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for federal income tax purposes was $139,265,380.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,175,832
Gross Unrealized Depreciation	(500,238)
Net Unrealized Appreciation	$5,675,594

See Accompanying Notes to Financial Statements

37

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.9%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.631%, 01/25/2045	$341,391	0.2
310,592 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.755%, 03/25/2046	293,074	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	851,183	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	434,397	0.2
563,252 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.483%, 11/25/2051	480,236	0.2
591,497 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.399%, 12/25/2051	494,165	0.2
721,710 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.387%, 10/25/2051	607,792	0.3
333,173 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.110%, 11/25/2035	185,626	0.1
1,500,000 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,494,316	0.7
521,604 (1)(2)	CIM Trust 2019-INV3 B1A, 4.663%, 08/25/2049	496,463	0.2
361,225 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	301,090	0.2
428,243 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.860%, 09/25/2051	350,071	0.2
1,053,706 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	904,530	0.5
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 9.045%, (SOFR30A + 3.764%), 02/25/2040	924,307	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.430%, (SOFR30A + 3.150%), 12/25/2041	1,089,425	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	476,837	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 8.395%, (SOFR30A + 3.114%), 01/25/2040	$617,430	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 8.580%, (SOFR30A + 3.300%), 11/25/2041	310,779	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 10.830%, (SOFR30A + 5.550%), 01/25/2043	1,950,580	1.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 10.013%, (SOFR30A + 4.750%), 06/25/2043	544,109	0.3
392,538 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.143%, 07/25/2048	361,930	0.2
1,542,024 (1)(2)	Flagstar Mortgage Trust 2019-1INV B2A, 4.523%, 10/25/2049	1,418,502	0.7
1,372,368 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.199%, 03/25/2050	1,254,771	0.6
683,995 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.199%, 03/25/2050	619,168	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 9.030%, (SOFR30A + 3.750%), 12/25/2041	1,551,387	0.8
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.680%, (SOFR30A + 3.400%), 01/25/2042	3,112,955	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 10.030%, (SOFR30A + 4.750%), 02/25/2042	3,015,154	1.5
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.680%, (SOFR30A + 2.400%), 02/25/2042	1,541,891	0.8
1,656,315 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 9.030%, (SOFR30A + 3.750%), 02/25/2042	1,742,275	0.9
485,632 (1)(2)	GCAT Trust 2022-INV3 B1, 4.609%, 08/25/2052	455,186	0.2

See Accompanying Notes to Financial Statements

38

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
938,555 (1)(2)	GCAT Trust 2023-NQM1 A2, 4.250%, 10/25/2057	$890,475	0.4
606,882 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.625%, 05/25/2050	527,937	0.3
981,268 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.917%, 03/25/2050	924,680	0.5
840,727 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.917%, 03/25/2050	790,154	0.4
1,233,830 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.987%, 10/25/2052	1,021,835	0.5
854,745 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	740,005	0.4
849,329 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	856,734	0.4
707,937 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.303%, 12/25/2051	600,399	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	344,489	0.2
643,279 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.389%, (TSFR1M + 0.534%), 02/25/2046	489,574	0.2
231,026 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.563%, 06/25/2049	221,388	0.1
422,907 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.151%, 05/25/2052	341,125	0.2
480,991 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.091%, 07/25/2052	389,977	0.2
1,149,746 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.304%, 11/25/2052	962,316	0.5
845,642 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A15B, 5.500%, 07/25/2053	836,982	0.4
774,312 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.706%, 07/25/2053	748,586	0.4
849,348 (1)(2)	J.P. Morgan Mortgage Trust 2023-3 A15A, 5.000%, 10/25/2053	831,584	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
298,205 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.689%, 01/25/2044	$259,857	0.1
901,709 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.448%, 01/25/2047	808,460	0.4
363,679 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	334,940	0.2
368,904 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.774%, 12/25/2048	335,762	0.2
402,540 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.702%, 09/25/2048	366,786	0.2
570,368 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.702%, 09/25/2048	518,244	0.3
573,925 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.709%, 10/25/2048	524,228	0.3
793,944 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.219%, 02/25/2050	699,443	0.3
804,543 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	720,216	0.4
871,059 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.921%, 10/25/2049	844,726	0.4
463,842 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.936%, 10/25/2049	451,417	0.2
959,195 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.361%, 05/25/2050	876,952	0.4
514,539 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.668%, 12/25/2049	499,775	0.2
514,539 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.668%, 12/25/2049	495,837	0.2
688,915 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.356%, 03/25/2050	639,994	0.3
681,228 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.571%, 12/25/2050	604,523	0.3
403,616 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.505%, 03/25/2051	359,167	0.2
342,092 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	285,142	0.1
987,885 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.468%, 05/25/2054	976,242	0.5
1,500,000 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,494,316	0.7

See Accompanying Notes to Financial Statements

39

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,403 (1)(2)	JP Morgan Trust 2015-1 B3, 6.676%, 12/25/2044	$227,243	0.1
554,142 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.363%, 10/25/2048	529,606	0.3
711,292 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.318%, 03/25/2052	590,023	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	860,025	0.4
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.744%, 09/25/2057	502,204	0.3
439,505 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	431,011	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 8.630%, (SOFR30A + 3.350%), 04/25/2034	1,174,178	0.6
396,565 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	331,052	0.2
1,086,604 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.971%, 10/25/2051	889,158	0.4
501,079 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.980%, (SOFR30A + 2.700%), 12/27/2033	508,233	0.3
547,635 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.466%, 02/25/2050	490,126	0.2
490,097 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.557%, 02/25/2047	458,159	0.2
689,175 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.787%, 08/25/2047	631,685	0.3
376,012 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	351,332	0.2
468,591 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.779%, 08/25/2049	465,257	0.2
827,956 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.502%, 09/25/2049	792,572	0.4
487,560 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.502%, 09/25/2049	473,161	0.2
681,629 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.635%, 03/25/2050	603,692	0.3
547,873 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.318%, 04/25/2050	484,537	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
708,212 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	$586,210	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.132%, 01/25/2053	576,806	0.3
861,919 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	861,893	0.4
897,807 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	897,780	0.4
1,000,000 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	994,734	0.5
367,946 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.642%, 10/25/2047	339,630	0.2
269,382 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	250,192	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	801,817	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	557,476	0.3
752,870 (1)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	684,779	0.3
1,089,451 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	247,992	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.930%, 11/25/2057	328,850	0.2
559,868 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.154%, 08/25/2051	475,159	0.2
424,915 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.221%, 12/25/2051	350,342	0.2
1,389,109 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.232%, 01/25/2052	1,156,217	0.6
276,711 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	242,465	0.1
579,942 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.372%, 12/25/2049	504,189	0.3

	Total Collateralized Mortgage Obligations (Cost $67,512,706)	72,485,072	35.9

See Accompanying Notes to Financial Statements

40

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 35.6%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$579,398	0.3
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	1,234,167	0.6
500,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	516,961	0.3
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 7.044%, (TSFR1M + 1.947%), 12/15/2036	481,750	0.2
1,350,000 (1)(2)	BAMLL Trust 2024-BHP B, 7.997%, (TSFR1M + 2.900%), 08/15/2039	1,357,301	0.7
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	452,490	0.2
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.429%, 11/15/2050	223,551	0.1
15,822,796 (2)(3)	BANK 2020-BN27 XA, 1.263%, 04/15/2063	772,894	0.4
5,233,269 (2)(3)	BANK 2020-BN30 XA, 1.387%, 12/15/2053	309,881	0.2
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	849,377	0.4
13,079,496 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.666%, 08/15/2052	723,967	0.4
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	270,780	0.1
5,050,397 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.385%, 03/15/2062	222,032	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.397%, 12/15/2062	263,623	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,746,384	0.9
6,562,022 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.908%, 07/15/2053	389,949	0.2
4,772,865 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.621%, 01/15/2054	345,787	0.2
5,502,008 (2)(3)	Benchmark Mortgage Trust 2021-B23 XA, 1.368%, 02/15/2054	298,039	0.1
10,299,775 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.202%, 04/15/2054	508,997	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$751,356	0.4
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.440%, 05/25/2052	2,046,201	1.0
1,500,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 7.437%, (TSFR1M + 2.340%), 08/15/2041	1,501,833	0.7
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 7.043%, (TSFR1M + 1.946%), 04/15/2034	712,279	0.4
752,296 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 7.611%, (TSFR1M + 2.514%), 09/15/2036	747,625	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 8.237%, (TSFR1M + 3.141%), 06/15/2027	1,006,782	0.5
580,943 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 8.685%, (TSFR1M + 3.589%), 12/09/2040	583,300	0.3
1,325,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 7.237%, (TSFR1M + 2.141%), 08/15/2039	1,329,624	0.7
200,000 (1)(2)	BX Trust 2018-GW C, 6.614%, (TSFR1M + 1.517%), 05/15/2035	199,629	0.1
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 6.857%, (TSFR1M + 1.760%), 10/15/2036	992,597	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 6.911%, (TSFR1M + 1.814%), 10/15/2036	490,040	0.2
289,103 (1)(2)	BX Trust 2021-RISE C, 6.661%, (TSFR1M + 1.564%), 11/15/2036	285,090	0.1
1,177,401 (1)(2)	BX Trust 2021-SDMF D, 6.598%, (TSFR1M + 1.501%), 09/15/2034	1,153,758	0.6
5,208,489 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.535%, 08/15/2057	266,754	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.397%, 09/15/2050	199,041	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	$458,054	0.2
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 7.847%, (TSFR1M + 2.750%), 03/15/2034	1,246,368	0.6
3,900,752 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.094%, 08/25/2036	315,846	0.2
6,637,004 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.229%, 05/25/2029	813,759	0.4
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,228,717	0.6
1,000,000 (1)(2)	FS Trust 2024-HULA D, 8.036%, (TSFR1M + 2.940%), 08/15/2039	1,004,218	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	1,801,521	0.9
3,356,899 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,655,889	1.3
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,885,986	0.9
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,192,346	0.6
58,121 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	57,811	0.0
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,114,372	0.5
1,159,119 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	1,149,132	0.6
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,098,558	0.5
1,000,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.390%, 09/27/2051	812,898	0.4
1,624,694 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	1,584,061	0.8
1,974,628 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	1,913,680	0.9
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	$961,468	0.5
1,623,791 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	1,578,581	0.8
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	1,474,478	0.7
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	472,057	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	351,081	0.2
1,000,000 (1)(2)	Hawaii Hotel Trust 2019-MAUI E, 7.554%, (TSFR1M + 2.457%), 05/15/2038	996,644	0.5
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 7.437%, (TSFR1M + 2.341%), 09/15/2041	600,758	0.3
500,000 (1)(2)	INTOWN Mortgage Trust 2022-STAY B, 8.383%, (TSFR1M + 3.286%), 08/15/2039	501,963	0.2
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.393%, 01/05/2034	1,622,793	0.8
500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 7.911%, (TSFR1M + 2.814%), 04/15/2038	498,052	0.2
1,250,000 (1)(2)	KSL Commercial Mortgage Trust 2023-HT C, 8.535%, (TSFR1M + 3.439%), 12/15/2036	1,256,076	0.6
375,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 9.285%, (TSFR1M + 4.188%), 03/15/2036	372,648	0.2
377,495 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 7.812%, (TSFR1M + 2.715%), 04/15/2038	375,550	0.2
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 7.161%, (TSFR1M + 2.064%), 05/15/2038	355,881	0.2

See Accompanying Notes to Financial Statements

42

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.731%, 12/15/2050	$205,800	0.1
478,826 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	251,254	0.1
11,191,948 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.388%, 07/15/2052	508,156	0.3
653,492 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	623,396	0.3
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,600,719	1.3
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	3,707,174	1.8
2,179,560 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.239%, 03/01/2050	1,956,208	1.0
1,508,752 (1)(4)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,335,358	0.7
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,574,989	0.8
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	861,953	0.4
750,000 (1)(2)	SMRT 2022-MINI F, 8.447%, (TSFR1M + 3.350%), 01/15/2039	710,050	0.3
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.314%, 12/15/2049	766,534	0.4
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.175%, 12/15/2059	745,921	0.4
9,374,931 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.003%, 10/15/2050	185,701	0.1
6,062,474 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.624%, 08/15/2054	426,239	0.2

	Total Commercial Mortgage-Backed Securities (Cost $65,487,092)	72,023,935	35.6
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 22.7%
	Automobile Asset-Backed Securities: 0.3%
708,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	$706,935	0.3

	Other Asset-Backed Securities: 18.7%
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 7.941%, (TSFR3M + 2.650%), 01/15/2037	1,010,240	0.5
1,150,000 (1)(2)	AMMC CLO XI Ltd. 2012-11A CR2, 7.417%, (TSFR3M + 2.162%), 04/30/2031	1,151,316	0.6
350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 7.394%, (TSFR3M + 2.112%), 04/20/2031	350,822	0.2
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 7.594%, (TSFR3M + 2.312%), 10/20/2030	731,332	0.4
327,690 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	322,620	0.2
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,510,319	0.7
823,680 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	787,577	0.4
937,350 (1)	Barings CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	919,383	0.5
250,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 7.182%, (TSFR3M + 2.000%), 10/22/2037	250,351	0.1
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.451%, (TSFR3M + 2.150%), 04/15/2035	781,855	0.4
1,360,763 (1)	Bojangles Issuer LLC 2020-1A A2, 3.832%, 10/20/2050	1,355,190	0.7
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 7.647%, (TSFR3M + 2.362%), 07/17/2031	801,465	0.4
300,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 7.533%, (TSFR3M + 2.200%), 07/21/2037	303,522	0.1
663,875 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	606,194	0.3

See Accompanying Notes to Financial Statements

43

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
414,058 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	$410,938	0.2
550,498 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	544,455	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 7.219%, (TSFR3M + 2.000%), 07/17/2037	751,859	0.4
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.413%, (TSFR3M + 2.112%), 10/15/2030	781,755	0.4
669,525 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	682,832	0.3
465,988 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	386,327	0.2
380,571 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	348,838	0.2
240,652 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	228,948	0.1
306,188 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	270,322	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 7.552%, (TSFR3M + 2.270%), 07/20/2037	1,503,271	0.7
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 7.804%, (TSFR3M + 2.500%), 04/20/2037	252,722	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 7.397%, (TSFR3M + 2.112%), 07/17/2030	450,893	0.2
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 7.786%, (TSFR3M + 2.500%), 04/16/2037	809,350	0.4
650,937 (1)(2)	Palmer Square Loan Funding Ltd. 2021-2A D, 10.390%, (TSFR3M + 5.262%), 05/20/2029	656,355	0.3
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 8.782%, (TSFR3M + 3.500%), 07/20/2036	1,011,824	0.5
7,624 (1)	SoFi Consumer Loan Program Trust 2023-1S A, 5.810%, 05/15/2031	7,625	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.846%, (TSFR3M + 2.562%), 04/25/2034	$1,051,906	0.5
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 7.696%, (TSFR3M + 2.412%), 10/25/2034	500,357	0.2
521,461 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	439,416	0.2
2,099,756 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,781,099	0.9
401,045 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	359,571	0.2
1,073,065 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	875,367	0.4
939,663 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	880,805	0.4
733,201 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	719,230	0.4
1,917,079 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,852,151	0.9
390,124 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	370,926	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.063%, (TSFR3M + 2.762%), 04/15/2035	1,043,903	0.5
490,298 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	440,621	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,904,405	0.9
634,358 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	577,150	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 7.843%, (TSFR3M + 2.542%), 07/15/2031	333,689	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 7.163%, (TSFR3M + 2.000%), 04/15/2032	350,569	0.2
606,834 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	541,094	0.3

See Accompanying Notes to Financial Statements

44

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 7.491%, (TSFR3M + 2.212%), 07/18/2031	$417,363	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,612,681	0.8
1,913,344 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,762,461	0.9
		37,795,264	18.7

	Student Loan Asset-Backed Securities: 3.7%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	298,800	0.1
1,472,013 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	1,411,740	0.7
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	714,095	0.4
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	354,718	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,135,485	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	571,254	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	600,432	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,257,073	0.6
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,063,946	0.5
		7,407,543	3.7
	Total Asset-Backed Securities (Cost $43,923,167)	45,909,742	22.7
	Total Long-Term Investments (Cost $176,922,965)	190,418,749	94.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Commercial Paper: 6.0%
2,000,000	American Honda Finance Corp., 4.980%, 10/03/2024	$1,999,184	1.0
2,000,000	Autozone, Inc., 4.990%, 10/01/2024	1,999,727	1.0
1,000,000	Consolidated Edison, 5.000%, 10/01/2024	999,863	0.5
2,000,000	Dominion Energy, Inc., 5.000%, 10/07/2024	1,998,091	1.0
1,000,000	Exelon Corp., 2.480%, 10/02/2024	999,864	0.5
2,000,000	McDonald’s Corp., 4.470%, 10/10/2024	1,997,560	1.0
2,000,000	Volkswagen Group, 5.210%, 10/10/2024	1,997,156	1.0
	Total Commercial Paper (Cost $11,992,733)	11,991,445	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
692,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.830% (Cost $692,000)	$692,000	0.3
	Total Short-Term Investments (Cost $12,684,733)	12,683,445	6.3
	Total Investments in Securities (Cost $189,607,698)	$203,102,194	100.5
	Liabilities in Excess of Other Assets	(973,372)	(0.5)
	Net Assets	$202,128,822	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of September 30, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

45

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$72,485,072	$—	$72,485,072
Commercial Mortgage-Backed Securities	—	72,023,935	—	72,023,935
Asset-Backed Securities	—	45,909,742	—	45,909,742
Short-Term Investments	692,000	11,991,445	—	12,683,445
Total Investments, at fair value	$692,000	$202,410,194	$—	$203,102,194
Other Financial Instruments+
Futures	30,547	—	—	30,547
Total Assets	$722,547	$202,410,194	$—	$203,132,741
Liabilities Table
Other Financial Instruments+
Futures	$(63,414)	$—	$—	$(63,414)
Total Liabilities	$(63,414)	$—	$—	$(63,414)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2024, the following futures contracts were outstanding for Voya VACS Series SC Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	69	12/31/24	$14,368,711	$28,977
U.S. Treasury Long Bond	20	12/19/24	2,483,750	(12,168)
U.S. Treasury Ultra Long Bond	33	12/19/24	4,392,093	(32,436)
			$21,244,554	$(15,627)

Short Contracts:
U.S. Treasury 5-Year Note	(235)	12/31/24	(25,822,461)	(18,810)
U.S. Treasury 10-Year Note	(72)	12/19/24	(8,228,250)	720
U.S. Treasury Ultra 10-Year Note	(6)	12/19/24	(709,781)	850
			$(34,760,492)	$(17,240)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$30,547
Total Asset Derivatives		$30,547

See Accompanying Notes to Financial Statements

46

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$63,414
Total Liability Derivatives		$63,414

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$489,779
Total	$489,779

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(114,528)
Total	$(114,528)

At September 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $189,689,359.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,665,115
Gross Unrealized Depreciation	(285,147)
Net Unrealized Appreciation	$13,379,968

See Accompanying Notes to Financial Statements

47

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220646 (0924)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date:	December 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date:	December 5, 2024